As filed with the Securities and Exchange Commission on April 27, 2012

No. 333-59093

811-08879

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 32

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 33

SUN CAPITAL ADVISERS TRUST

(Exact Name of Registrant as Specified in Charter)

One Sun Life Executive Park,

Wellesley Hills, Massachusetts 02481

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (781) 446-3330

Maura A. Murphy, Esq.

(Secretary of the Trust)

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Copies of communications to:

Christopher P. Harvey, Esq.

Dechert LLP

200 Clarendon Street

Boston, MA 02116

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on May 1, 2012 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)

If appropriate, check the following box:

This post-effective amendment designates a new effective         date for a previously filed post-effective amendment

Prospectus – May 1, 2012

Initial Class Shares

ASSET ALLOCATION FUNDS	FIXED INCOME FUNDS
SCSM Ibbotson Balanced Fund Ticker - SCIBX	Sun Capital Investment Grade Bond Fund® Ticker - SIGBX
SCSM Ibbotson Conservative Fund Ticker - SCIMX	Sun Capital Money Market Fund® Ticker - SMFXX
SCSM Ibbotson Growth Fund Ticker - SIBGX	SCSM BlackRock Inflation Protected Bond Fund Ticker - SCBIX
SCSM Goldman Sachs Short Duration Fund Ticker - SGSSX
EQUITY FUNDS SCSM AllianceBernstein International Value Fund Ticker - SABIX	SCSM PIMCO High Yield Fund Ticker - SCPHX
SCSM BlackRock International Index Fund Ticker - SBIIX	SCSM PIMCO Total Return Fund Ticker - SCPTX
SCSM BlackRock Large Cap Index Fund Ticker - SOCIX	SPECIALTY FUNDS
SCSM BlackRock Small Cap Index Fund Ticker - SCOSX	Sun Capital Global Real Estate Fund Ticker - SCREX
SCSM Columbia Small Cap Value Fund Ticker - SCDSX	SCSM Ibbotson Tactical Opportunities Fund Ticker - SITOX
SCSM Davis Venture Value Fund Ticker - SDVVX
SCSM Goldman Sachs Mid Cap Value Fund Ticker - SCGMX
SCSM Invesco Small Cap Growth Fund Ticker - SCASX
SCSM Lord Abbett Growth & Income Fund Ticker - SCLGX
SCSM WMC Blue Chip Mid Cap Fund Ticker - SBCMX
SCSM WMC Large Cap Growth Fund Ticker - SWLCX

The Securities and Exchange Commission has not approved any fund’s shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

This prospectus relates only to the Initial Class shares of Sun Capital Advisers Trust, which are offered through the variable annuity and variable life insurance products for which Initial Class shares of the funds serve as investment options. The Service Class shares of the funds are offered by means of a separate prospectus.

FUND SUMMARY

SCSM Ibbotson Balanced Fund

INVESTMENT GOAL

Long-term capital growth and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Management Fee	0.13%

Other Expenses	0.06%

Acquired Fund Fees and Expenses	0.72%

Total Annual Fund Operating Expenses [1]	0.91%

[1]

Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 93	$ 290	$ 504	$ 1,120

Portfolio Turnover

The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called “ETFs”). Currently, the adviser or its affiliate, Massachusetts Financial Services Company (“MFS”), serves as investment adviser to all of the underlying funds.

Because this is a balanced allocation fund, the fund’s assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds. One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the “Tactical Fund”), which invests in ETFs. The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds. Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund’s investments in the Tactical Fund will serve to shift the fund’s overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

FUND SUMMARY

SCSM Ibbotson Balanced Fund (continued)

The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below. The fixed income allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
60%	30% to 70%	40%	30% to 70%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%

International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%

Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%

FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%

TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 20%*

*	The subadviser expects to allocate approximately 20% of the fund’s assets to the Tactical Fund. However, this allocation will vary based on changes in market conditions.

FUND SUMMARY

SCSM Ibbotson Balanced Fund (continued)

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors. The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS. The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial Inc., and thus under common control. The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund’s investments.

PRINCIPAL RISKS

Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unaffiliated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investments by the fund among those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

FUND SUMMARY

SCSM Ibbotson Balanced Fund (continued)

•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.

•

The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•

The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fixed income fund could lose money or underperform other investments if:

•

Interest rates go up, causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•

The issuer or guarantor of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•

During periods of declining interest rates, the issuer of a callable security exercises its option to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs. ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. Many ETFs are not “actively” managed and can invest in the securities included in, or representative of, their underlying indices. ETFs involve certain of the risks described above, as well as the following additional risks:

•

The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

FUND SUMMARY

SCSM Ibbotson Balanced Fund (continued)

•

Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.

•

Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.

•

Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indices. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since October 1, 2008 inception)

FUND SUMMARY

SCSM Ibbotson Balanced Fund (continued)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	13.40%	2nd Quarter 2009
Lowest	(11.11)%	3rd Quarter 2011

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (October 1, 2008)
Fund	(1.56)%	6.87%
Dow Jones Moderate U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	3.32%	7.54%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Ibbotson Associates, Inc.

Portfolio Managers:

	Title with the Subadviser	Manager Since
Peng Chen, Ph.D.	President	2008
Scott Wentsel	Vice President and Senior Portfolio Manager	2008
John Thompson	Vice President and Portfolio Manager	2008
Cindy Galiano	Portfolio Manager	2008

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

SCSM Ibbotson Conservative Fund

INVESTMENT GOAL

Long-term capital growth and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Management Fee	0.13%

Other Expenses	0.07%

Acquired Fund Fees and Expenses	0.70%

Total Annual Fund Operating Expenses [1]	0.90%

[1]

Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 92	$ 287	$ 498	$ 1,108

Portfolio Turnover

The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called “ETFs”). Currently, the adviser or its affiliate, Massachusetts Financial Services Company (“MFS”), serves as investment adviser to all of the underlying funds.

Because this is a conservative allocation fund, the fund’s assets will be invested primarily in fixed income funds and, to a lesser extent, equity funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds. One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the “Tactical Fund”), which invests in ETFs. The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds. Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund’s investments in the Tactical Fund will serve to shift the fund’s overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related

FUND SUMMARY

SCSM Ibbotson Conservative Fund (continued)

to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below. The fixed income allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
40%	20% to 50%	60%	50% to 80%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%

International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%

Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%

FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 50%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 50%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 50%

TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 10%*

*	The subadviser expects to allocate approximately 10% of the fund’s assets to the Tactical Fund. However, this allocation will vary based on changes in market conditions.

FUND SUMMARY

SCSM Ibbotson Conservative Fund (continued)

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors. The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS. The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial Inc., and thus under common control. The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund’s investments.

PRINCIPAL RISKS

Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unaffiliated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investments by the fund among those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

FUND SUMMARY

SCSM Ibbotson Conservative Fund (continued)

•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.

•

The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•

The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fixed income fund could lose money or underperform other investments if:

•

Interest rates go up, causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•

The issuer or guarantor of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•

During periods of declining interest rates, the issuer of a callable security exercises its option to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs. ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. Many ETFs are not “actively” managed and can invest in the securities included in, or representative of, their underlying indices. ETFs involve certain of the risks described above, as well as the following additional risks:

•

The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

FUND SUMMARY

SCSM Ibbotson Conservative Fund (continued)

•

Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.

•

Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.

•

Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indices. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since October 1, 2008 inception)

FUND SUMMARY

SCSM Ibbotson Conservative Fund (continued)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.66%	3rd Quarter 2009
Lowest	(7.39)%	3rd Quarter 2011

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (October 1, 2008)
Fund	0.97%	6.24%
Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	5.07%	7.76%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Ibbotson Associates, Inc.

Portfolio Managers:

	Title with the Subadviser	Manager Since
Peng Chen, Ph.D	President	2008
Scott Wentsel	Vice President and Senior Portfolio Manager	2008
John Thompson	Vice President and Portfolio Manager	2008
Cindy Galiano	Portfolio Manager	2008

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

SCSM Ibbotson Growth Fund

INVESTMENT GOAL

Long-term capital growth and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Management Fee	0.13%

Other Expenses	0.08%

Acquired Fund Fees and Expenses	0.76%

Total Annual Fund Operating Expenses [1]	0.97%

[1]

Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 99	$ 309	$ 536	$ 1,190

Portfolio Turnover

The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called “ETFs”). Currently, the adviser or its affiliate, Massachusetts Financial Services Company (“MFS”), serves as investment adviser to all of the underlying funds.

FUND SUMMARY

SCSM Ibbotson Growth Fund (continued)

Because this is a growth allocation fund, the fund’s assets will be invested primarily in equity funds and, to a lesser extent, in fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds. One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the “Tactical Fund”), which invests in ETFs. The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds. Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund’s investments in the Tactical Fund will serve to shift the fund’s overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below. The fixed income allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
80%	50% to 90%	20%	10% to 50%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%

International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%

Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%

FUND SUMMARY

SCSM Ibbotson Growth Fund (continued)

FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%

TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 20%*

*	The subadviser expects to allocate approximately 20% of the fund’s assets to the Tactical Fund. However, this allocation will vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors. The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS. The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial Inc., and thus under common control. The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund’s investments.

PRINCIPAL RISKS

Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

FUND SUMMARY

SCSM Ibbotson Growth Fund (continued)

Although unaffiliated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investments by the fund among those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.

•

The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•

The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fixed income fund could lose money or underperform other investments if:

•

Interest rates go up, causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•

The issuer or guarantor of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•

During periods of declining interest rates, the issuer of a callable security exercises its option to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

FUND SUMMARY

SCSM Ibbotson Growth Fund (continued)

•

During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs. ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. Many ETFs are not “actively” managed and can invest in the securities included in, or representative of, their underlying indices. ETFs involve certain of the risks described above, as well as the following additional risks:

•

The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

•

Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.

•

Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.

•

Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indices. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

FUND SUMMARY

SCSM Ibbotson Growth Fund (continued)

Year-by-year total returns for Initial Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.85%	2nd Quarter 2009
Lowest	(14.70)%	3rd Quarter 2011

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (October 1, 2008)
Fund	(3.66)%	6.75%
Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	1.45%	7.04%

FUND SUMMARY

SCSM Ibbotson Growth Fund (continued)

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Ibbotson Associates, Inc.

Portfolio Managers:

	Title with the Subadviser	Manager Since
Peng Chen, Ph.D	President	2008
Scott Wentsel	Vice President and Senior Portfolio Manager	2008
John Thompson	Vice President and Portfolio Manager	2008
Cindy Galiano	Portfolio Manager	2008

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

SCSM AllianceBernstein International Value Fund

INVESTMENT GOAL

Long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Management Fee	0.63%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver and Expense Reimbursement	(0.22)%

Net Annual Fund Operating Expenses [1]	0.76%

[1]

Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 78	$ 290	$ 520	$ 1,181

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

The subadviser may seek to hedge currency exposure or to invest in currencies by taking long or short positions via currency-related derivatives. The fund may enter into derivatives transactions unrelated to currencies, such as options, futures, forwards and swap agreements. The fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and semi-governmental securities, private placements and offers for sale, REITs, income trusts, stapled securities, warrants, rights, and local access products. Local access products are derivatives that, like depositary receipts, enable the fund to invest in foreign markets where direct investments in the securities of specific companies is restricted or expensive. These products are often structured as notes, call options or warrants. An entity will be considered

FUND SUMMARY

SCSM AllianceBernstein International Value Fund (continued)

supranational if designated or supported by the national government of one or more countries to promote economic reconstruction or development. Securities will be considered semi-governmental if issued by an entity owned by either a national, state or equivalent government or if issued by such a government jurisdiction without the backing of its full faith and credit and general taxing power.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser uses its fundamental and quantitative research to seek to identify companies whose long-term earnings power is believed by the subadviser not to be reflected in the current market price of their securities.

The subadviser selects investments for the fund using a fundamental value approach to equity investing. This approach generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects. A company’s financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence. In each market, this approach seeks to identify a universe of securities that are considered by the subadviser to be attractively priced relative to their future earnings power.

The subadviser’s proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. When deciding how much of each security to purchase for the fund, the subadviser considers aggregate portfolio characteristics and evaluates overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments. The subadviser uses various portfolio management tools and models to analyze the various risks associated with investment for purposes of constructing a portfolio with a balance of risk and return the subadviser believes to be effective and appropriate for this type of equity portfolio.

A security generally will be sold when it no longer meets appropriate valuation criteria. The sale of a stock that has reached its pre-determined target price may be delayed, however, when the subadviser perceives positive indicators about the security in the near term.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•

Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about the foreign issuers, underperform the U.S. market or other types of investments.

•	Attempts by the subadviser to hedge foreign currency risk or to profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

•	The market undervalues securities held by the fund for longer than expected.

•	Value stocks fall out of favor with the stock markets relative to growth stocks.

•

The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates, become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionate losses. Derivatives may be subject to counterparty risk to a greater degree than more traditional investments.

FUND SUMMARY

SCSM AllianceBernstein International Value Fund (continued)

•

The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally. REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since October 1, 2008 inception)

FUND SUMMARY

SCSM AllianceBernstein International Value Fund (continued)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	25.82%	2nd Quarter 2009
Lowest	(22.28)%	3rd Quarter 2011

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (October 1, 2008)
Fund	(16.21)%	(3.11)%
MSCI EAFE Index (reflects no deduction for fees or expenses)	(12.14)%	(0.04)%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: AllianceBernstein L.P.

Portfolio Managers:

	Title with the Subadviser	Manager Since
Sharon E. Fay, CFA	Executive Vice President and Head of Bernstein Value Equities, CIO Global Value Equities, and Chair of Global Value Investment Policy Group	2008
Kevin F. Simms	Senior Vice President and CIO of International Value Equities	2008
Avi Lavi	Global Director of Value Research and CIO of UK and European Value Equities	2012
Takeo Aso, CFA	EAFE Director of Value Research and Co-Director of Research for Japan Value Equities	2012

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

SCSM BlackRock International Index Fund

INVESTMENT GOAL

To match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of fund expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Management Fee	0.40%
Other Expenses	0.85%
Total Annual Fund Operating Expenses	1.25%
Fee Waiver and Expense Reimbursement	(0.64)%

Net Annual Fund Operating Expenses [1]	0.61%

[1]

Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 62	$ 333	$ 625	$ 1,455

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The fund will be substantially invested in securities in the MSCI EAFE Index, and will invest primarily in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index.

FUND SUMMARY

SCSM BlackRock International Index Fund (continued)

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in a statistically selected sample of equity securities included in the MSCI EAFE Index. The fund may also invest in derivative instruments, primarily equity index futures, linked to the MSCI EAFE Index and corresponding countries within the Index in order to invest cash pending its investment in stocks. Under normal circumstances, the subadviser will invest in all of the countries represented in the MSCI EAFE Index. The subadviser may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:

•	Foreign stock markets go down or perform poorly relative to other types of investments.

•	If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

•	The prospects of individual companies in which the fund invests change adversely.

•	An adverse event depresses the value of a particular stock or industry in which the fund invests.

•	The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the MSCI EAFE Index proves to be imperfect or unsuccessful.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•

Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•	Settlement and clearance procedures in certain foreign markets result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments

•	The value of dividends or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•

Limited regulatory oversight of certain foreign banks or securities depositaries that hold foreign securities and foreign currency limit the fund’s ability to recover such assets if a foreign bank or depository or their agents go bankrupt.

•	The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing the total return of the fund’s Initial Class shares over the past year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

FUND SUMMARY

SCSM BlackRock International Index Fund (continued)

Year-by-year total returns for Initial Class shares

(Full calendar years since November 15, 2010 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	4.13%	4th Quarter 2011
Lowest	(20.09)%	3rd Quarter 2011

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (November 15, 2010)
Fund	(12.46)%	(8.14)%
MSCI EAFE Index (reflects no deduction for fees or expenses)	(12.14)%	(9.37)%

FUND SUMMARY

SCSM BlackRock International Index Fund (continued)

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: BlackRock Investment Management, LLC

Portfolio Managers:

	Title with the Subadviser	Manager Since
Christopher Bliss, CFA	Managing Director	2011
Edward Corallo, CFA	Managing Director	2010
Greg Savage, CFA	Managing Director	2012

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

SCSM BlackRock Large Cap Index Fund

INVESTMENT GOAL

To match the performance of the Standard & Poor’s® 500 Index (the “S&P 500”) as closely as possible before the deduction of fund expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Management Fee	0.35%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.56%
Fee Waiver and Expense Reimbursement	(0.05)%

Net Annual Fund Operating Expenses [1]	0.51%

[1]

Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 52	$ 174	$ 308	$ 697

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500. Under normal conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large capitalization companies. For this purpose, large capitalization companies are considered to be those having a market capitalization, at the time the fund makes an investment, within the range of the market capitalization of the companies in the S&P 500. As of December 31, 2011, the market capitalization range of companies in the S&P 500 was $1.2 billion to $406.3 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

FUND SUMMARY

SCSM BlackRock Large Cap Index Fund (continued)

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in the common stocks represented in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. The subadviser may also invest in derivative instruments, primarily equity index futures, linked to the S&P 500 in order to invest cash pending its investment in stocks. At times, the subadviser may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. At those times, the subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.

•	If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

•	The prospects of individual companies in which the fund invests change adversely.

•	An adverse event depresses the value of a particular stock or industry in which the fund invests.

•	The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the S&P 500 proves to be imperfect or unsuccessful.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•	The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from an active management large capitalization strategy to a passive index strategy. The performance results presented in the following tables and bar chart for the periods prior to November 15, 2010 do not, therefore, reflect the fund’s current strategy.

FUND SUMMARY

SCSM BlackRock Large Cap Index Fund (continued)

Year-by-year total returns for Initial Class shares

(Full calendar years since May 1, 2002 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	37.36%	2nd Quarter 2003
Lowest	(19.69)%	4th Quarter 2008

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Five Years	Since Inception (May 1, 2002)
Fund	1.58%	(3.16)%	3.63%
S&P 500 Index (reflects no deduction for fees or expenses)	2.11%	(0.25)%	3.66%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: BlackRock Investment Management, LLC

Portfolio Managers:

	Title with the Subadviser	Manager Since
Christopher Bliss, CFA	Managing Director	2011
Edward Corallo, CFA	Managing Director	2010

FUND SUMMARY

SCSM BlackRock Large Cap Index Fund (continued)

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

SCSM BlackRock Small Cap Index Fund

INVESTMENT GOAL

To match the performance of the Russell 2000 Index® (the “Russell 2000”) as closely as possible before the deduction of fund expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Management Fee	0.38%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.70%
Fee Waiver and Expense Reimbursement	(0.09)%

Net Annual Fund Operating Expenses [1]	0.61%

[1]

Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 62	$ 215	$ 381	$ 862

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. For this purpose, small capitalization companies are considered to be those having a market capitalization, at the time the fund makes an investment, within the range of the market capitalization of the companies in the Russell 2000. As of December 31, 2011, the market capitalization range of companies in the Russell 2000 was $37 million to $3.7 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

FUND SUMMARY

SCSM BlackRock Small Cap Index Fund (continued)

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in a statistically selected sample of stocks included in the Russell 2000. The subadviser may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The subadviser may also invest in derivative instruments, primarily equity index futures, linked to the Russell 2000 in order to invest cash pending its investment in stocks. The subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole. When making such choices, the subadviser will not attempt to judge the relative merits of any specific investment, but will select investments based solely on their ability to achieve the subadviser’s goal of minimizing tracking error relative to the benchmark while also minimizing transaction costs.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.

•	If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

•	The prospects of individual companies in which the fund invests change adversely.

•	An adverse event depresses the value of a particular stock or industry in which the fund invests.

•	The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the Russell 2000 proves to be imperfect or unsuccessful.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.

•	The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from an active management small capitalization strategy to a passive index strategy. The performance results presented in the following tables and bar chart for the periods prior to November 15, 2010 do not, therefore, reflect the fund’s current strategy.

FUND SUMMARY

SCSM BlackRock Small Cap Index Fund (continued)

Year-by-year total returns for Initial Class shares

(Full calendar years since January 1, 2002)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	31.28%	2nd Quarter 2009
Lowest	(26.91)%	4th Quarter 2008

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Five Years	Ten Years
Fund	(4.87)%	(0.21)%	4.56%
Russell 2000® Index (reflects no deduction for fees or expenses)	(4.18)%	0.15%	5.62%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: BlackRock Investment Management, LLC

Portfolio Managers:

	Title with the Subadviser	Manager Since
Christopher Bliss, CFA	Managing Director	2011
Edward Corallo, CFA	Managing Director	2010

FUND SUMMARY

SCSM BlackRock Small Cap Index Fund (continued)

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

SCSM Columbia Small Cap Value Fund

INVESTMENT GOAL

Long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Management Fee	0.90%

Other Expenses	0.34%

Total Annual Fund Operating Expenses	1.24%

Fee Waiver and Expense Reimbursement	(0.08)%

Net Annual Fund Operating Expenses [1]	1.16%

[1]

Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 118	$ 386	$ 673	$ 1,493

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies that Columbia Management Investment Advisers, LLC, the fund’s subadviser, believes to be undervalued. The subadviser considers small capitalization companies to be companies that, at the time of purchase, have market capitalizations in the range of the companies in the Russell 2000® Value Index (between $37 million and $3.7 billion as of December 31, 2011). This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts (“ADRs”). The fund may invest in real estate investment trusts (“REITs”).

FUND SUMMARY

SCSM Columbia Small Cap Value Fund (continued)

The subadviser may sell a security when its price reaches a target that is based on a risk-adjusted return expectation over the subadviser’s time horizon; if the subadviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or if the security appreciates to a market capitalization larger than that of the largest market capitalization in the benchmark. The subadviser may also sell a security to reduce the fund’s holding when it grows larger than the security’s weighting in the benchmark or for other reasons.

How Investments Are Selected

The subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the fund’s portfolio. The subadviser considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects or other factors;

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

•	a company’s current operating margins relative to its historic range and future potential; and

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.

•	The fund’s value investment style and small cap focus do not produce favorable results relative to market trends.

•

Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•

ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•

The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally. REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.

•

The fund has a significant portion of its assets invested in securities of companies conducting business in the same industry or in a closely related group of industries within an economic sector, which could make the fund more vulnerable to unfavorable developments in an industry or sector than funds that invest more broadly.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND SUMMARY

SCSM Columbia Small Cap Value Fund (continued)

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Columbia Management Investment Advisers, LLC became the fund’s subadviser on May 1, 2010.

Year-by-year total returns for Initial Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.44%	2nd Quarter 2009
Lowest	(21.49)%	3rd Quarter 2011

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (October 1, 2008)
Fund	(6.32)%	5.43%
Russell 2000® Value Index (reflects no deduction for fees or expenses)	(5.50)%	1.97%

FUND SUMMARY

SCSM Columbia Small Cap Value Fund (continued)

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Columbia Management Investment Advisers, LLC

Portfolio Managers:

	Title with the Subadviser	Manager Since
Stephen D. Barbaro, CFA	Senior Portfolio Manager	2010
John S. Barrett, CFA	Portfolio Manager	2011
Jeremy H. Javidi, CFA	Senior Portfolio Manager	2010

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

SCSM Davis Venture Value Fund

INVESTMENT GOAL

Growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Management Fee	0.75%

Other Expenses	0.11%

Total Annual Fund Operating Expenses	0.86%

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 88	$ 274	$ 477	$ 1,061

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund invests primarily in the common stock of large capitalization U.S. companies with market capitalizations of at least $10 billion at the time of purchase.

How Investments Are Selected

The investment philosophy of the fund’s investment subadviser, Davis Selected Advisers, L.P. (“Davis Advisors”), is to select common stocks of growing companies at value prices and to hold them for the long term. Davis Advisors uses extensive research to seek overlooked companies with sustainable growth rates that currently sell at modest price-earnings multiples. The fund may invest up to 20% of its total assets in foreign securities, not including American Depositary Receipts (“ADRs”), American Depositary Shares, or U.S. dollar denominated securities of foreign issuers.

In selecting securities for the fund, Davis Advisors looks for companies with some or all of the following characteristics:

First Class Management

•	Proven track record

•

Significant alignment of management’s and investor’s interest in business (e.g., through significant stock ownership by directors and officers or through compensation incentives tied to company performance)

•	Intelligent application of capital (financial resources are invested in a manner likely to increase the company’s profitability and benefit shareholders)

FUND SUMMARY

SCSM Davis Venture Value Fund (continued)

Strong Financial Condition and Satisfactory Profitability

•	Strong balance sheet

•	Low cost structure

•	High returns on capital

Strong Competitive Positioning

•	Products and services that are unlikely to become obsolete

•	Dominant or growing market share

•	Global presence and brand names

The fund historically has invested a significant portion of its assets in the financial services sector.

While Davis Advisors plans on holding securities for the long term, it will consider selling a security if the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the security is no longer attractive. Criteria may include deteriorating fundamentals, a negative change in management or strategy, misinformation, excessive valuations, more attractive opportunities, or similar criteria.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Value stocks fall out of favor with the stock market relative to growth stocks.

•	Large capitalization stocks underperform relative to small or mid-capitalization stocks.

•	The market undervalues the stocks held by the fund for longer than expected.

•	Companies in the fund’s portfolio fail to achieve earnings estimates or other market expectations, causing their stock prices to fall.

•

Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•

ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risks of investing in the financial services sector include:

•	Financial services companies may suffer a setback if regulators change the rules under which they operate.

•	Unstable and/or rising interest rates may have a disproportionate effect on financial services companies.

•

Some financial services companies may have loan portfolios concentrated in a particular industry, such as a high level of loans to real estate developers, which make them vulnerable to economic conditions that affect that industry.

•	Some financial services companies may suffer from the increasingly competitive environment in which they operate.

FUND SUMMARY

SCSM Davis Venture Value Fund (continued)

•	Some financial services companies may have credit exposures that under certain circumstances could result in a substantial loss (e.g., sub-prime loans).

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since January 1, 2002)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	19.48%	2nd Quarter 2009
Lowest	(23.49)%	4th Quarter 2008

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Five Years	Ten Years
Fund	(3.77)%	(1.84)%	3.50%
S&P 500 Index (reflects no deduction for fees or expenses)	2.11%	(0.25)%	2.92%

FUND SUMMARY

SCSM Davis Venture Value Fund (continued)

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Davis Selected Advisers, L.P.

Portfolio Managers:

	Title with the Subadviser	Manager Since
Christopher C. Davis	Chairman and Portfolio Manager	2000
Kenneth C. Feinberg	Portfolio Manager	2000

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

SCSM Goldman Sachs Mid Cap Value Fund

INVESTMENT GOAL

Long-term total return on capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Unified Management Fee	1.05%

Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.06%

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 108	$ 337	$ 585	$ 1,294

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded or headquartered in the United States. The fund’s subadviser anticipates that, under normal circumstances, the fund will invest at least 90% of its net assets in such equity investments. The fund seeks to maximize return while maintaining risk, style, capitalization and characteristics similar to those of its benchmark, the Russell Midcap® Value Index. The index is designed to represent an investible universe of mid cap companies with low earnings growth expectations. The fund uses public market capitalizations (based upon unrestricted shares available for trading) to identify companies with capitalizations similar to those within the range of the market capitalizations of companies included in the Russell Midcap® Value Index at the time of investment. As of December 31, 2011, the market capitalization range of companies in the Russell Midcap® Value Index was $117 million to $20.49 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range. The fund is not required to limit its investments to securities included in the Russell Midcap® Value Index.

FUND SUMMARY

SCSM Goldman Sachs Mid Cap Value Fund (continued)

How Investments Are Selected

The key investment strategies of Goldman Sachs Asset Management, L.P., the fund’s subadviser, include:

•	Using proprietary quantitative models to evaluate companies’ fundamental characteristics; these techniques emphasize stock selection, portfolio construction and efficient implementation.

•

Selecting stocks by employing a proprietary model to forecast expected returns for a universe of over 4,000 U.S. stocks on a daily basis. This model is based on six investment themes – Valuation, Profitability, Quality, Management, Momentum and Sentiment – chosen because the subadviser believes they:

•	Offer fundamental investment appeal,

•	Demonstrate a statistically significant ability to forecast returns,

•	Work well in different kinds of market environments and across different kinds of stocks, and

•	Contribute to excess return as demonstrated by attribution from portfolio simulations.

In addition, since the correlations between the themes are low, the subadviser believes each should bring new information to the overall evaluation of a stock’s attractiveness and contribute to a better buy/sell decision on each stock.

•	Identifying and measuring comparative risks between equity investments through the use of models in an effort to construct the most efficient risk/return portfolio.

•	Designing trading strategies to minimize total transaction costs to the fund.

The subadviser will not consider the fund’s portfolio turnover rate a limiting factor in making investment decisions for the fund, and the portfolio’s investment style may result in frequent trading and relatively high portfolio turnover. The turnover may be higher or lower than 100%, depending on market conditions and changes to the composition of the benchmark index.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.

•

Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price. Since they often have narrower markets and more limited managerial and financial resources than larger, more established companies, performance of the securities of mid capitalization companies can be more volatile and face greater risk of business failure, which could increase the volatility of the fund’s portfolio.

•	The value of securities in the fund’s portfolio decreases in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

•

The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•

Investments selected using the subadviser’s proprietary quantitative models perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and/or technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).

FUND SUMMARY

SCSM Goldman Sachs Mid Cap Value Fund (continued)

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.59%	3rd Quarter 2009
Lowest	(17.30)%	3rd Quarter 2011

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (March 7, 2008)
Fund	2.47%	2.52%
Russell Midcap® Value Index (reflects no deduction for fees or expenses)	(1.38)%	3.26%

FUND SUMMARY

SCSM Goldman Sachs Mid Cap Value Fund (continued)

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Goldman Sachs Asset Management, L.P.

Portfolio Managers:

	Title with the Subadviser	Manager Since
Ronald Hua, CFA	Managing Director, CIO of Equity Alpha Strategies for Quantitative Investment Strategies team	2011
Len Ioffe, CFA	Managing Director	2011

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

SCSM Invesco Small Cap Growth Fund

INVESTMENT GOAL

Long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Management Fee	0.95%

Other Expenses	0.40%

Total Annual Fund Operating Expenses	1.35%

Fee Waiver and Expense Reimbursement	(0.19)%

Net Annual Fund Operating Expenses [1]	1.16%

[1]

Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 118	$ 409	$ 721	$ 1,607

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2011, the largest market capitalization resulting from this formula was $5.1 billion. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently exceeds this size.

In complying with its 80% investment policy, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments.

The fund may invest up to 25% of its total assets in securities issued by issuers outside of the U.S. or other securities representing underlying securities of foreign issuers, such as American Depositary Receipts (“ADRs”) and securities denominated in foreign currencies. The fund may also invest in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

FUND SUMMARY

SCSM Invesco Small Cap Growth Fund (continued)

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser’s portfolio managers seek to identify those companies that have strong earnings growth or demonstrate other potential for growth of capital as further described below.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the fund with the Russell 2000® Growth Index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

•

Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry. Attractive industries are those with higher purchaser demand, those driven by macroeconomic or demographic trends, those industry niches taking market share from fragmented or mature industries, and those industries that allow for differentiation, added value and pricing flexibility.

•

Valuation analysis focuses on identifying attractively valued securities, based upon their growth potential over a one- to two-year time horizon. Portfolio managers focus on the price to earnings ratio, and the price-to-earnings metric they use is based on their estimate of the long-term growth rate.

•

Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The portfolio managers consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.

•	The fund’s growth-oriented investment style and small cap focus do not produce favorable results relative to market trends.

•

Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•	The value of dividends or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•

ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•

Convertible securities are affected by: market interest rates, the risk that the issuer may default on interest or principal payments, and the value of the underlying common stock into which these securities may be converted.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND SUMMARY

SCSM Invesco Small Cap Growth Fund (continued)

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	18.41%	2nd Quarter 2009
Lowest	(20.95)%	3rd Quarter 2011

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (October 1, 2008)
Fund	(0.92)%	6.73%
Russell 2000® Growth Index (reflects no deduction for fees or expenses)	(2.91)%	6.38%

FUND SUMMARY

SCSM Invesco Small Cap Growth Fund (continued)

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Invesco Advisers, Inc.

Portfolio Managers:

	Title with the Subadviser	Manager Since
Juliet Ellis	Lead Portfolio Manager	2008
Juan Hartsfield	Portfolio Manager	2008
Clay Manley	Portfolio Manager	2008

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

SCSM Lord Abbett Growth & Income Fund

INVESTMENT GOAL

Long-term growth of capital and income without excessive fluctuations in market value.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Unified Management Fee	0.87%

Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.88%

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 90	$ 281	$ 488	$ 1,084

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index. As of December 31, 2011, the market capitalization range of companies in the Russell 1000® Index was $36 million to $417.5 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the fund’s subadviser believes are undervalued. The fund may invest up to 10% of its net assets in securities issued by foreign companies that primarily are traded outside of the U.S. The fund may invest without limitation in securities of companies that are incorporated or organized under the laws of jurisdictions outside of the U.S., but primarily traded on a U.S. securities exchange, including American Depositary Receipts (“ADRs”) and similar depositary receipts.

FUND SUMMARY

SCSM Lord Abbett Growth & Income Fund (continued)

How Investments Are Selected

The key investment strategies of Lord, Abbett & Co. LLC, the fund’s subadviser, include:

•

Investing in companies that the subadviser believes have been undervalued by the market and are selling at reasonable prices in relation to the subadviser’s assessment of their potential or intrinsic value. A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential. In addition, a company may be undervalued because it may be temporarily out of favor by the market.

•	Investing in large, seasoned companies that tend to be less volatile than smaller companies.

•	Monitoring company fundamentals, market and economic environments, and valuation targets to determine when to sell portfolio holdings.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	The prospects of individual companies in which the fund invests change.

•	Large capitalization value stocks underperform relative to small or mid capitalization stocks or growth stocks.

•	Due to investments in multinational companies, the fund experiences greater market, liquidity, currency, political, information and other risks.

•	The market undervalues the stocks held by the fund for longer than expected.

•	Securities judged to be undervalued are actually appropriately priced.

•

Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•

ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

FUND SUMMARY

SCSM Lord Abbett Growth & Income Fund (continued)

Year-by-year total returns for Initial Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	18.10%	2nd Quarter 2009
Lowest	(17.31)%	3rd Quarter 2011

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (March 7, 2008)
Fund	(6.15)%	(1.99)%
Russell 1000® Value Index (reflects no deduction for fees or expenses)	0.39%	(0.57)%

FUND SUMMARY

SCSM Lord Abbett Growth & Income Fund (continued)

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Lord, Abbett & Co. LLC

Portfolio Managers:

	Title with the Subadviser	Manager Since
Robert P. Fetch, CFA	Partner and Director of Domestic Equity Portfolio Management	2010

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

SCSM WMC Blue Chip Mid Cap Fund

INVESTMENT GOAL

Long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Management Fee	0.80%

Other Expenses	0.16%

Total Annual Fund Operating Expenses	0.96%

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 98	$ 306	$ 531	$ 1,178

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities with, at the time of purchase, market capitalizations within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. As of December 31, 2011, the market capitalization range of companies in the Russell MidCap® Index was $42 million to $20.5 billion. As of December 31, 2011, the market capitalization range of companies in the S&P MidCap 400 Index was $490 million to $7.5 billion. The range varies daily. The fund is not required to sell a security if the issuer’s capitalization changes so that it is no longer within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. The fund may invest up to 20% of its net assets in foreign securities not listed or traded on a U.S. exchange or quoted market.

How Investments Are Selected

The fund is broadly diversified by industry and company. The fund favors high-quality, well-established mid cap companies. These are companies with attributes such as a leadership position within an industry, a strong balance sheet, a high return on equity, and/or a strong management team.

FUND SUMMARY

SCSM WMC Blue Chip Mid Cap Fund (continued)

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”), uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for consistency with the fund’s philosophy and process. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Mid-capitalization companies fall out of favor with investors.

•

Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price. Since they often have narrower markets and more limited managerial and financial resources than larger, more established companies, performance of the securities of mid capitalization companies can be more volatile and face greater risk of business failure, which could increase the volatility of the fund’s portfolio.

•	The fund’s investment style and mid-capitalization focus do not produce favorable results relative to market trends.

•	The fund misses out on an investment opportunity because its assets are invested in lower performing investments.

•

Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

FUND SUMMARY

SCSM WMC Blue Chip Mid Cap Fund (continued)

Year-by-year total returns for Initial Class shares

(Full calendar years since January 1, 2002)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	18.06%	2nd Quarter 2003
Lowest	(22.98)%	4th Quarter 2008

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Five Years	Ten Years
Fund	(7.78)%	2.03%	6.80%
S&P MidCap 400 Index (reflects no deduction for fees or expenses)	(1.73)%	3.32%	7.04%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Wellington Management Company, LLP

Portfolio Manager:

	Title with the Subadviser	Manager Since
Philip W. Ruedi, CFA	Senior Vice President and Equity Portfolio Manager	2011
Mark A. Whitaker, CFA	Vice President and Equity Portfolio Manager	2012

FUND SUMMARY

SCSM WMC Blue Chip Mid Cap Fund (continued)

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

SCSM WMC Large Cap Growth Fund

INVESTMENT GOAL

Long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Management Fee	0.75%

Other Expenses	0.15%

Total Annual Fund Operating Expenses	0.90%

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 92	$ 287	$ 498	$ 1,108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund normally invests primarily in common stocks. The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Growth Index). The size of the companies in this index changes with market conditions and the composition of the index. The fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts (“ADRs”), American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

FUND SUMMARY

SCSM WMC Large Cap Growth Fund (continued)

How Investments Are Selected

The fund invests primarily in common stocks of growth-oriented companies. Each stock is evaluated and ranked on a consistent set of growth, valuation, and quality criteria.

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”), uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Growth stocks fall out of favor with the stock markets relative to value stocks.

•	Large capitalization stocks underperform relative to small or mid-capitalization stocks.

•	The fund's investment style and large-capitalization focus do not produce favorable results relative to market trends.

•	The fund misses out on an investment opportunity because its assets are invested in lower performing investments.

•

Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•

ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•	The subadviser's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Wellington Management Company, LLP became the fund’s subadviser on August 1, 2008.

FUND SUMMARY

SCSM WMC Large Cap Growth Fund (continued)

Year-by-year total returns for Initial Class shares

(Full calendar years since April 2, 2007 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.96%	2nd Quarter 2009
Lowest	(22.43)%	4th Quarter 2008

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (April 2, 2007)
Fund	(4.53)%	(1.41)%
Russell 1000® Growth Index (reflects no deduction for fees or expenses)	2.64%	2.31%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Wellington Management Company, LLP

Portfolio Manager:

	Title with the Subadviser	Manager Since
Paul E. Marrkand, CFA	Senior Vice President and Equity Portfolio Manager	2008

FUND SUMMARY

SCSM WMC Large Cap Growth Fund (continued)

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

Sun Capital Investment Grade Bond Fund®

INVESTMENT GOAL

The fund’s investment objective is to seek high current income consistent with relative stability of principal.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Management Fee	0.60%

Other Expenses	0.11%

Total Annual Fund Operating Expenses	0.71%

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 73	$ 227	$ 395	$ 883

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 96% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities, including those issued by:

•	U.S. and foreign companies, including companies in emerging market countries

•	The U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities

•	Foreign governments, including governments of emerging market countries

Credit Quality

The fund invests at least 80% of its net assets in investment grade fixed income securities. The fund may invest up to 20% of its assets in high yield or junk bonds rated at least B by one rating agency or unrated bonds of equivalent quality as determined by the adviser.

FUND SUMMARY

Sun Capital Investment Grade Bond Fund® (continued)

Duration Target

The portfolio’s average dollar-weighted duration is generally within plus or minus one year of the effective duration of the Barclays Capital U.S. Aggregate Bond Index, which was 4.95 years as of December 31, 2011. (Duration is a measure of interest rate sensitivity.) There is no limit on the maturity or duration of individual securities.

How Investments Are Selected

The adviser selects investments for the fund’s portfolio by:

•	Analyzing the credit quality, yield, and investment risk of individual securities in order to estimate their relative value and attractiveness.

•

Identifying sectors (such as corporate securities, government securities, mortgage-backed securities or asset-backed securities) and maturity ranges that appear to be temporarily underpriced and, therefore, offer favorable yields given their interest rate sensitivity and other risks.

•	Considering whether a particular investment is consistent with the fund’s targets for portfolio duration, maturity distribution and issuer and sector diversification.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•

The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•

The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•

The fund’s investments in mortgage-backed or asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•

The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

FUND SUMMARY

Sun Capital Investment Grade Bond Fund® (continued)

•

An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Rating agencies, on which the adviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	The adviser’s judgments about future economic trends or the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since January 1, 2002)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.22%	2nd Quarter 2009
Lowest	(7.72)%	4th Quarter 2008

FUND SUMMARY

Sun Capital Investment Grade Bond Fund® (continued)

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Five Years	Ten Years
Fund	7.06%	4.84%	5.27%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	7.84%	6.50%	5.78%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Portfolio Manager:

	Title with the Adviser	Manager Since
Jill A. Fields	Senior Managing Director	2011

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

Sun Capital Money Market Fund®

INVESTMENT GOAL

Maximizing current income, consistent with maintaining liquidity and preserving capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Management Fee	0.50%

Other Expenses	0.15%

Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses [1]	0.66%

Fee Waiver and Expense Reimbursement	(0.14)%

Net Annual Fund Operating Expenses [2]	0.52%

[1]

Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

[2]

Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 53	$ 197	$ 354	$ 809

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund invests exclusively in high quality U.S. dollar-denominated money market securities, including those issued by:

•	U.S. and foreign banks

•	Corporate issuers

•	The U.S. government and its agencies and instrumentalities

•	Foreign governments

•	Multinational organizations such as the World Bank

The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers’ acceptances, asset-backed securities, repurchase agreements, and other short-term debt securities permitted as an investment for a money market fund.

FUND SUMMARY

Sun Capital Money Market Fund® (continued)

Minimum Credit Quality

Assigned to the top tier short-term rating category by Moody’s, S&P or Fitch or, if unrated, determined to be of equivalent quality by the adviser.

Maximum Maturity

Average dollar weighted portfolio maturity of 60 days or less.

How Investments Are Selected

The adviser selects for the fund’s portfolio those securities that appear to offer the best relative value based on an analysis of their credit quality, interest rate sensitivity, yields, and prices. To take advantage of changing yield differentials, the fund may overweight securities in particular sectors of the short-term debt market while maintaining overall issuer and sector diversification.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Investors could lose money if any of the following occurs:

•	The issuer or guarantor of securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	There is a sudden or sharp increase in interest rates, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk.

•

Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•	The fund’s investments in asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk.

•

Rating agencies, on which the adviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	The adviser’s judgments about future economic trends or the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices or the liquidity of securities in the fund’s portfolio decline as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

FUND SUMMARY

Sun Capital Money Market Fund® (continued)

Year-by-year total returns for Initial Class shares

(Full calendar years since January 1, 2002)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.22%	3rd Quarter 2007
Lowest	0.02%	3rd Quarter 2010

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Five Years	Ten Years
Fund	0.15%	1.52%	1.73%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees or expenses)	0.10%	1.49%	1.95%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

FUND SUMMARY

Sun Capital Money Market Fund® (continued)

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

SCSM BlackRock Inflation Protected Bond Fund

INVESTMENT GOAL

Maximum real return, consistent with preservation of real capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Unified Management Fee	0.65%

Other Expenses	0.01%

Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses [1]	0.67%

[1]

Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 68	$ 214	$ 373	$ 835

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 430% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government and based on its economy.

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund.

The fund’s average portfolio duration will normally vary between plus or minus 20% of the duration of the fund’s benchmark, the Barclays Capital Global Real: U.S. Tips Index (which was 8.05 years as of December 31, 2011). The fund may invest up to 20% of its assets, collectively, in high yield securities (junk bonds) or securities of emerging market issuers.

FUND SUMMARY

SCSM BlackRock Inflation Protected Bond Fund (continued)

The fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund may frequently purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and, to a lesser extent, investment grade corporate bonds. The fund may engage in active and frequent trading to try to achieve its investment objective and may, at times, have portfolio turnover in excess of 100% annually.

The fund may, when consistent with its investment goal, buy or sell options or futures, or enter into credit default swaps, total return swaps, interest rate or foreign currency transactions, including swaps (collectively known as derivatives). The fund typically uses derivatives as a substitute for taking a position in the underlying asset (in which case they may be counted towards the fund’s policy of investing at least 80% of its net assets in inflation-indexed bonds) and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

High yield securities acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be of similar quality as determined by the fund’s subadviser management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. High yield securities may be in default at time of purchase.

How Investments Are Selected

The fund’s subadviser, BlackRock Financial Management, Inc., purchases securities for the fund when its portfolio management team believes the securities have the potential for above average real return. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

To a lesser extent, the subadviser seeks to enhance returns by anticipating the direction of interest rate movements and selecting investments accordingly. The subadviser uses a historical perspective to identify securities and sectors that show below average risk for their return historically, or above average reward for the risk historically. This is a time-tested process that merges the subadviser’s technological capabilities with its human capital to identify securities the subadviser believes will have the potential for above average return.

A security will be sold if, in the opinion of the subadviser’s portfolio management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

PRINCIPAL RISKS

The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds. Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•

The index measuring inflation falls. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

•

The prices throughout the economy could decline over time causing deflation, which is the opposite of inflation. If inflation is negative, the principal amount of an inflation protected bond will decline and could result in losses for the fund.

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•

The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

FUND SUMMARY

SCSM BlackRock Inflation Protected Bond Fund (continued)

•

The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•

The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•

The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•

The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.

•

An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•

The fund’s non-diversified status, which means that the fund can invest a higher percentage of its assets in any one issuer than a diversified fund, magnifies the fund’s losses from adverse events affecting a particular issuer or industry.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

FUND SUMMARY

SCSM BlackRock Inflation Protected Bond Fund (continued)

Year-by-year total returns for Initial Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	3.95%	3rd Quarter 2011
Lowest	(1.15)%	4th Quarter 2010

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (October 1, 2008)
Fund	11.90%	7.58%
Barclays Capital Global Real Index: U.S. TIPS (reflects no deduction for fees or expenses)	12.56%	8.07%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: BlackRock Financial Management, Inc.

Portfolio Managers:

	Title with the Subadviser	Manager Since
Martin Hegarty	Managing Director	2010
Brian Weinstein	Managing Director	2008

FUND SUMMARY

SCSM BlackRock Inflation Protected Bond Fund (continued)

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

SCSM Goldman Sachs Short Duration Fund

INVESTMENT GOAL

Primary: High-level of current income.

Secondary: Capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Unified Management Fee	0.64%

Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.65%

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 66	$ 208	$ 362	$ 810

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 154% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. Normally, the fund invests in investment grade securities (i.e., rated BBB-Baa or higher or, if unrated, of comparable credit quality, as determined by the fund’s subadviser, Goldman Sachs Asset Management, L.P.).

Generally, the fund’s subadviser expects to track the duration of the Barclays Capital 1-3 Year U.S. Government/Credit Index (which was 1.88 years as of December 31, 2011) plus or minus one year, although individual securities held by the fund may have short, intermediate and long terms to maturity.

The fund invests principally in U.S. and non-U.S. government (foreign) securities, corporate debt securities - both foreign and domestic, mortgage-related securities, repurchase agreements collateralized by U.S. government securities and derivatives. All of the fund’s investments will be denominated in U.S. dollars.

FUND SUMMARY

SCSM Goldman Sachs Short Duration Fund (continued)

U.S. government securities include U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Mortgage-related securities include mortgage pass-through securities, asset-backed securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities, and mortgage dollar rolls. Mortgage-related securities may be U.S. government securities or non-U.S. government securities and may be based on or collateralized by fixed or adjustable rate mortgage loans or securities. Corporate debt securities include, but are not limited to, Eurobonds and Yankees issued by foreign entities, and preferred stocks.

The fund may invest up to 30% of its net assets in foreign securities, including, but not limited to, securities issued or guaranteed by foreign governments, their agencies (including securities of corporate issuers where the principal or interest are government guaranteed) or instrumentalities, and foreign corporate debt securities. Within the overall 30% limit on foreign securities, the fund may invest up to 10% of its net assets in non-covered foreign corporate debt securities and up to 15% of its net assets in covered debt securities.

How Investments Are Selected

The key investment strategies of the fund’s subadviser include:

•

Establishing a “risk budget” for the fund based on careful analysis of the risk and return objectives of the fund. The risk budget sets guidelines for how much risk the fund can take in each investment strategy, with the goal of maximizing the fund’s risk-adjusted return potential while maintaining an emphasis on preservation of capital.

•

Developing “top-down” strategies for positioning the fund based on macro factors such as economic growth, inflation, government policy and relative value across fixed income markets. Top-down strategies employed in the fund include duration and cross-sector exposures. Duration is a measure of the fund’s sensitivity to changes in interest rates. The cross-sector strategy allocates fund assets across a variety of fixed income sectors, including some that may not be included in the fund’s benchmark.

•

Using “bottom-up” strategies to formulate sub-sector allocation and security selection decisions. Bottom-up strategies use fundamental, quantitative, and technical analysis to evaluate relative value opportunities across investible segments of the market, including issuers, credit quality, and maturities to find the most attractive securities on a risk-adjusted basis.

•	Monitoring the fund’s performance over time to ensure that the overall combination of top-down and bottom-up strategies is consistent with the fund’s risk tolerance and return expectation.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•

The issuer or guarantor of fixed income securities held by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•

The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

FUND SUMMARY

SCSM Goldman Sachs Short Duration Fund (continued)

•

Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•

The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

•

The U.S. government, where not required by law, determines not to provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises. Although many types of U.S. government securities may be purchased by the fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

•

Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•

The value of the fund’s investments in preferred stocks, which are a type of equity securities, go down due to general market conditions. Equity securities generally have greater price volatility than fixed income securities.

•

The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

FUND SUMMARY

SCSM Goldman Sachs Short Duration Fund (continued)

Year-by-year total returns for Initial Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.55%	3rd Quarter 2009
Lowest	(0.32)%	4th Quarter 2010

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (March 7, 2008)
Fund	0.53%	2.59%
Barclays Capital 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees and expenses)	1.59%	2.36%

FUND SUMMARY

SCSM Goldman Sachs Short Duration Fund (continued)

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Goldman Sachs Asset Management, L.P.

Portfolio Managers:

	Title with the Subadviser	Manager Since
James P. McCarthy	Managing Director and Co-Head of Global Liquidity Management	2008
David Fishman	Managing Director and Co-Head of Global Liquidity Management	2009

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

SCSM PIMCO High Yield Fund

INVESTMENT GOAL

Maximum total return, consistent with capital preservation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Unified Management Fee	0.74%

Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.75%

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 77	$ 240	$ 417	$ 930

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities (junk bonds), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, of comparable quality as determined by the fund’s subadviser.

The fund may invest up to 20% of its total assets in securities that are rated Caa or below by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, of comparable quality as determined by the fund’s subadviser. Securities rated below Caa or its equivalents may be in default at time of purchase. In the event that ratings services assign different ratings to the same security, the fund’s subadviser will use the lowest rating as the credit rating for that security. The remainder of the fund’s assets may be invested in investment grade fixed income instruments.

The average portfolio duration of the fund, as calculated by the fund’s subadviser, will normally vary within two years (plus or minus) of the duration of the BofA Merrill Lynch BB-B U.S. High Yield Constrained Index (which was 4.45 years as of December 31, 2011).

FUND SUMMARY

SCSM PIMCO High Yield Fund (continued)

The fund may invest up to 20% of its total assets in securities denominated in foreign currencies. The fund may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund generally considers a foreign issuer to be an issuer that is a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or an issuer that is organized under the laws of a non-U.S. country. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stock.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities at a later date. The fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

Pacific Investment Management Company LLC (“PIMCO”), the fund’s subadviser, actively manages exposure to high yield and non-core sectors by analyzing changes in valuation and yield relative to other sectors and instrument types. The key investment strategies of PIMCO include:

•	Focusing on upper tier of the speculative grade market.

•	Looking to maximize total return rather than just income focused.

•	Limiting risk through issuer and industry diversification.

•	Using PIMCO’s extensive bottom-up credit research capabilities to identify improving credits.

•	Leveraging PIMCO’s global expertise in other fixed income sectors and regions.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•

An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•

The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

FUND SUMMARY

SCSM PIMCO High Yield Fund (continued)

•

The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•

The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.

•

The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing values may exacerbate such delinquencies and losses.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•	Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

•

The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•

The value of the fund’s investments in equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

•	Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

FUND SUMMARY

SCSM PIMCO High Yield Fund (continued)

Year-by-year total returns for Initial Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	12.42%	3rd Quarter 2009
Lowest	(6.06)%	3rd Quarter 2011

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (March 7, 2008)
Fund	4.26%	7.62%
BofA Merrill Lynch BB-B U.S. High Yield Constrained Index (reflects no deduction for fees or expenses)	5.40%	8.75%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Pacific Investment Management Company LLC

Portfolio Manager:

	Title with the Subadviser	Manager Since
Andrew Jessop	Executive Vice President and Portfolio Manager	2010

FUND SUMMARY

SCSM PIMCO High Yield Fund (continued)

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

SCSM PIMCO Total Return Fund

INVESTMENT GOAL

Maximum total return, consistent with capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Unified Management Fee	0.65%

Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.66%

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 67	$ 211	$ 368	$ 822

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 551% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

The fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Group or Fitch Ratings or, if unrated, of comparable quality as determined by the fund’s subadviser.

The average portfolio duration of the fund, as calculated by the fund’s subadviser, will normally vary within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index (which was 4.95 years as of December 31, 2011).

The fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

FUND SUMMARY

SCSM PIMCO Total Return Fund (continued)

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities as a later date. The fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

The key investment strategies of Pacific Investment Management Company LLC, the fund’s subadviser, include:

•	Developing an outlook for interest rates, foreign currency exchange rates and the economy, and analyzing credit and call risks through rigorous macro economic analysis.

•

Identifying areas of the bond market that are undervalued relative to the rest of the market by grouping bonds into the following sectors: money markets, governments, corporate, mortgages, asset-backed, and international.

•	Shifting assets among market sectors depending on changes in relative valuations and credit spreads.

•	Conducting company specific credit research.

•	Using proprietary software that assists in the evaluation of market sectors and the pricing of specific securities.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•

The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•

Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•

The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•

The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.

•

The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

FUND SUMMARY

SCSM PIMCO Total Return Fund (continued)

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•	Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

•

The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•

The value of the fund’s investments in equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

•

An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•	Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.

•

The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

FUND SUMMARY

SCSM PIMCO Total Return Fund (continued)

Year-by-year total returns for Initial Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	4.85%	3rd Quarter 2009
Lowest	(1.22)%	4th Quarter 2010

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (October 1, 2008)
Fund	3.70%	8.01%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	7.84%	7.71%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Pacific Investment Management Company LLC

Portfolio Manager:

	Title with the Subadviser	Manager Since
William H. Gross	Managing Director, Co-CIO and founding partner	2008

FUND SUMMARY

SCSM PIMCO Total Return Fund (continued)

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

Sun Capital Global Real Estate Fund

INVESTMENT GOAL

Primary: Long-term capital growth.

Secondary: Current income and growth of income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Management Fee	0.95%

Other Expenses	0.21%

Total Annual Fund Operating Expenses [1]	1.16%

Fee Waiver and Expense Reimbursement	(0.10)%

Net Annual Fund Operating Expenses [2]	1.06%

[1]

Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

[2]

Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 108	$ 359	$ 629	$ 1,400

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and foreign real estate-related investments, including real estate investment trusts and similar entities formed under the laws of non-U.S. countries (“REITs”) and other U.S. and foreign real estate companies. The fund generally focuses its investments in equity REITs, but may also invest in mortgage REITs, hybrid REITs, and other U.S. and foreign real estate-related investments. The fund may invest without limit in foreign securities, which may include investments in emerging market countries. The fund’s investments may be denominated in U.S. dollars or in foreign currencies.

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Also, the fund concentrates (invests 25% or more of its assets) in the real estate group of industries.

FUND SUMMARY

Sun Capital Global Real Estate Fund (continued)

The fund may invest in real estate-related investments of any size. Many real estate-related issuers are small to mid capitalization companies.

How Investments Are Selected

The subadviser typically allocates the fund’s investments across various geographic areas, REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing, and special use facilities, but may from time to time focus the fund’s investments on any one or a few of these areas.

The subadviser selects securities for the fund’s portfolio by analyzing the fundamental and relative values of potential real estate investments based on several factors, including:

•	The ability of the issuer to grow its funds from operations internally through increased occupancy and higher rents and externally through acquisitions and development.

•	The quality of the issuer’s management, including its ability to buy properties at reasonable prices and to add value by creative and innovative property and business management.

•	The issuer’s cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio and market price.

•	Current or anticipated economic and market conditions, interest rate changes, and regulatory developments.

As a result of the foregoing, the fund’s subadviser may invest a significant portion of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•

The U.S. or a foreign or local real estate market declines due to economic conditions, supply/demand imbalances (e.g., overbuilding and high vacancy rates), reduced or regulated rents, or other causes.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•

To the extent that the fund invests in securities denominated in foreign currencies or in securities that hold properties in foreign countries such that the issuer’s revenues and expenses are tied to foreign currencies, the fund may be subject, directly or indirectly, to foreign currency exchange gains or losses.

•	Interest rates go up. This can affect the availability or cost of financing for property acquisitions and reduce the value of a U.S. or foreign REIT’s fixed income investments.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•

The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically diversified funds.

•	The values of properties owned by a REIT are hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

FUND SUMMARY

Sun Capital Global Real Estate Fund (continued)

•	A REIT in the fund’s portfolio is, or is perceived by the market to be, poorly managed.

•	The market for U.S. or foreign real estate-related securities goes down or is less favored than other stock market sectors or types of investments.

•

The fund’s investments in small cap and mid cap real estate-related securities, which generally are more volatile and less liquid than large cap securities, decline in value more steeply or become less liquid than expected.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•

The fund’s non-diversified status and concentration in the real estate group of industries magnifies the fund’s losses from adverse events affecting a particular issuer or the real estate group of industries. As a result, the fund’s performance can be more volatile than the performance of more broadly-diversified funds.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

(Full calendar years since January 1, 2002)

FUND SUMMARY

Sun Capital Global Real Estate Fund (continued)

The Fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	34.82%	2nd Quarter 2009
Lowest	(39.05)%	4th Quarter 2008

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Five Years	Ten Years
Fund	(7.59)%	(7.82)%	6.70%
FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees or expenses)	(5.82)%	(5.28)%	9.59%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Massachusetts Financial Services Company

Portfolio Manager:

	Title with the Subadviser	Manager Since
Richard R. Gable, CFA	Investment Officer	2001

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARY

SCSM Ibbotson Tactical Opportunities Fund

INVESTMENT GOAL

Long-term growth of capital and modest income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Initial Class
Management Fee	0.37%

Other Expenses	0.08%

Acquired Fund Fees and Expenses	0.16%

Total Annual Fund Operating Expenses [1]	0.61%

[1]

Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 62	$ 195	$ 340	$ 762

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds (“ETFs”) in which it invests (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 156% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund is a “Fund-of-ETFs” and invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of ETFs. Each ETF, in turn, invests in a variety of U.S. and foreign equity, debt, and money market securities, and/or other instruments.

Under normal circumstances, the fund expects to allocate between 0% and 100% of its assets in equity ETFs with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds.

The precise allocation of the fund’s assets among the underlying ETFs is determined by the subadviser based on its view of future market conditions. The subadviser analyzes the investment potential of a variety of asset classes which include large cap US stocks, small cap US stocks, non-US stocks, emerging market stocks, REITs, bonds and cash. The subadviser determines the asset classes that are most attractive based on analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors using a variety of quantitative methods. Once the analysis is completed, the subadviser determines the asset class weightings, favoring the most attractive asset classes, and chooses ETFs to represent these asset classes.

The ETFs that are used in the portfolio represent broad asset classes such as those listed in the previous paragraph. The fund either purchases creation units or shares on the open exchange depending on market circumstances and the size of the order. Under normal conditions, the fund generally invests in 10 to 15 different ETFs that are unaffiliated with the adviser or subadviser. The adviser and subadviser agree from time to time upon the universe of ETFs that the subadviser may consider when making allocation decisions. The fund may change its allocation of ETFs (including adding or deleting ETFs) without prior approval from or notice to shareholders.

FUND SUMMARY

SCSM Ibbotson Tactical Opportunities Fund (continued)

ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at the market price throughout the trading day. The Fund may buy and sell shares of ETFs either through these markets or by transacting in creation units through authorized participants dealing directly with the ETF. The fund pays customary brokerage commissions in connection with transactions in ETF shares effected on exchanges and likewise pays a transaction fee or commission to an authorized participant on transactions in creation units.

The ETFs in which the fund invests generally track a securities index or a basket of securities. An index-based ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each index-based ETF is designed so that its performance will correspond closely with that of the index it tracks.

The fund’s assets may be invested in a variety of equity and fixed income ETFs, although a portion of its assets may be invested in cash, cash equivalents, or money market funds. Because the fund’s investments are focused in the underlying ETFs, the fund’s net asset value and investment performance are directly related to the performance of the underlying ETFs and the equity and bond markets in which those ETFs invest.

Based on the target allocations, the fund invests the proceeds from the sale of its shares, reinvests dividends from underlying ETFs and other income, and redeems investments in underlying ETFs to provide the cash necessary to satisfy redemption requests for fund shares.

The fund is not available for investment by shareholders but serves exclusively as an investment option designed to implement a tactical strategy for SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, other funds of the Sun Capital Advisers Trust.

PRINCIPAL RISKS

Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of ETFs structure and layering of fees

Since the fund invests primarily in ETFs, as opposed to investing directly in stocks, bonds, or other instruments, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying ETFs. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying ETFs. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying ETFs. Additionally, given that ETFs are listed on an exchange or traded in an over-the-counter market, the purchase and sale of ETF shares may involve transaction fees and commissions.

Each underlying ETF is managed independently by its investment adviser, based on the ETF’s investment strategy. The underlying ETFs will not necessarily make consistent investment transactions, which may also increase your costs. One underlying ETF may buy the same security that another underlying ETF is selling. In those situations, you would indirectly bear the costs of both trades without achieving any investment purpose. Moreover, underlying ETFs may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

Additionally, ETFs that invest in securities reflecting a particular index will not change their investment strategy to respond to changes in the economy and may be particularly susceptible to a general decline in the market segment relating to a relevant index. There is also the risk that an ETF’s performance may not match that of its relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the fund’s investment in that ETF could be substantially adversely affected. Finally, while the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below, or above the ETF’s net asset value.

The subadviser’s judgment in selecting the ETFs in which to invest, or in allocating investments by the fund among those ETFs, could prove incorrect or cause the fund to underperform the market or other potential investments.

FUND SUMMARY

SCSM Ibbotson Tactical Opportunities Fund (continued)

Equity ETF investments

Equity ETFs have risks associated with investing in equity securities. An equity ETF could lose money or underperform other investments if:

•	The ETF’s equity investments do not have the growth potential or value characteristics originally expected.

•	ETFs selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

•	The types of stocks in which the ETF invests or the ETF’s investment approach fall out of favor with investors.

•

The ETF invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such an ETF may also suffer foreign currency exchange losses.

•

The ETF concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The ETF’s investment adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security of investment strategy proves to be incorrect.

•	Prices of securities in the ETF’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income ETF investments

Fixed income ETFs have risks associated with investing in debt securities. A fixed income ETF could lose money or underperform other investments if:

•

Interest rates go up causing the value of the fixed income ETF’s portfolio to decline. This is known as interest rate risk and may be greater for fixed income securities with longer maturities. Interest rate risk is a significant concern for ETFs investing primarily in high yield fixed income securities.

•

The issuer or guarantor of a fixed income security owned by the ETF defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk. Credit risk presents a significant concern for ETFs investing primarily in high yield fixed income securities.

•

During periods of declining interest rates, the issuer of a callable security may exercise its right to pay principal earlier than scheduled, which may force the ETF to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The ETF’s investment adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

FUND SUMMARY

SCSM Ibbotson Tactical Opportunities Fund (continued)

Other principal risks of underlying ETFs

•

The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

•

Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.

•

Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.

•

Since the value of derivative instruments derives from an underlying asset, currency, or index, investments in ETFs investing in derivatives may involve risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that the ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

•

Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indexes. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing the total return of the fund’s Initial Class shares over the past year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

FUND SUMMARY

SCSM Ibbotson Tactical Opportunities Fund (continued)

Year-by-year total returns for Initial Class shares

(Full calendar years since November 15, 2010 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	7.31%	4th Quarter 2011
Lowest	(16.91)%	3rd Quarter 2011

Average annual total returns for Initial Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (November 15, 2010)
Fund	(5.75)%	(0.75)%
S&P 500 Index (reflects no deduction for fees or expenses)	2.11%	6.63%

FUND SUMMARY

SCSM Ibbotson Tactical Opportunities Fund (continued)

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Ibbotson Associates, Inc.

Portfolio Managers:

	Title with the Subadviser	Manager Since
Peng Chen, Ph.D	President	2010
Scott Wentsel	Vice President and Senior Portfolio Manager	2010
John Thompson	Vice President and Portfolio Manager	2010
Cindy Galiano	Portfolio Manager	2010
Jared Watts	Senior Consultant	2010

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by registered mutual funds. Shareholders of these funds should refer to the relevant portion of this prospectus for a description of the tax consequences of owning and receiving distributions or other payments relating to these funds.

MORE ABOUT THE FUNDS’ INVESTMENTS

The following section provides additional information about the characteristics of securities and investment strategies that a fund may use to a significant degree. This chart includes both principal investments already discussed and non-principal investments that are nevertheless significant enough to be included in the prospectus and indicates the additional information applicable to each fund.

	Equity Securities	Market Capitalization Range	American Depositary Receipts	Economic & Market Events	Multinational and Foreign Companies	Fixed Income Instruments	Credit Quality	U.S. Government Securities	Mortgage- related Securities
SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x	x
SC Ibbotson Conservative Fund*	x	x	x	x	x	x	x	x	x
SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x	x
SC AllianceBernstein International Value Fund	x	x	x	x	x	x	x	x
SC BlackRock International Index Fund	x	x	x	x	x			x
SC BlackRock Large Cap Index Fund	x	x	x	x	x			x
SC BlackRock Small Cap Index Fund	x	x	x	x	x			x
SC Columbia Small Cap Value Fund	x	x	x	x	x		x	x	x
SC Davis Venture Value Fund	x	x	x	x	x	x	x	x
SC Goldman Sachs Mid Cap Value Fund	x	x	x	x	x
SC Invesco Small Cap Growth Fund	x	x	x	x	x	x	x	x
SC Lord Abbett Growth & Income Fund	x	x	x	x	x	x	x	x	x
SC WMC Blue Chip Mid Cap Fund	x	x	x	x	x	x	x	x
SC WMC Large Cap Growth Fund	x	x	x	x	x	x	x	x
Sun Capital Investment Grade Bond Fund				x	x	x	x	x	x
Sun Capital Money Market Fund				x	x	x	x	x
SC BlackRock Inflation Protected Bond Fund			x	x	x	x	x	x	x
SC Goldman Sachs Short Duration Fund	x			x	x	x	x	x	x
SC PIMCO High Yield Fund	x		x	x	x	x	x	x	x
SC PIMCO Total Return Fund	x		x	x	x	x	x	x	x
Sun Capital Global Real Estate Fund	x	x	x	x	x	x	x	x	x
SC Ibbotson Tactical Opportunities Fund**	x	x	x	x	x	x	x	x	x

*	This fund invests in underlying funds which may in turn use a significant degree of the securities and strategies indicated.
**	Under normal circumstances, this fund will invest at least 80% of its net assets in ETFs which may in turn use a significant degree of the securities and strategies indicated.

MORE ABOUT THE FUNDS’ INVESTMENTS

	Emerging Markets	Exchange Traded Funds	Yankees	High Yield Securities (junk bonds)	Derivative Contracts	Real Estate Companies	Portfolio Turnover	Borrowing	Illiquid Securities	Defensive Investing
SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x	x	x
SC Ibbotson Conservative Fund*	x	x	x	x	x	x	x	x	x	x
SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x	x	x
SC AllianceBernstein International Value Fund	x		x		x	x	x	x	x	x
SC BlackRock International Index Fund		x			x	x			x
SC BlackRock Large Cap Index Fund		x			x	x			x
SC BlackRock Small Cap Index Fund		x			x	x			x
SC Columbia Small Cap Value Fund				x	x	x	x	x	x	x
SC Davis Venture Value Fund	x			x	x	x	x	x	x	x
SC Goldman Sachs Mid Cap Value Fund					x	x	x	x	x	x
SC Invesco Small Cap Growth Fund					x	x			x	x
SC Lord Abbett Growth & Income Fund				x	x		x	x	x	x
SC WMC Blue Chip Mid Cap Fund					x	x	x	x	x	x
SC WMC Large Cap Growth Fund	x				x		x	x	x	x
Sun Capital Investment Grade Bond Fund	x		x	x	x	x	x	x	x	x
Sun Capital Money Market Fund			x
SC BlackRock Inflation Protected Bond Fund	x		x	x	x		x	x	x	x
SC Goldman Sachs Short Duration Fund	x		x		x		x	x	x	x
SC PIMCO High Yield Fund	x		x	x	x		x	x	x	x
SC PIMCO Total Return Fund	x		x	x	x		x	x	x	x
Sun Capital Global Real Estate Fund	x			x	x	x	x	x	x	x
SC Ibbotson Tactical Opportunities Fund**	x	x	x	x	x	x	x	x	x	x

*	This fund invests in underlying funds which may in turn use a significant degree of the securities and strategies indicated.
**	Under normal circumstances, this fund will invest at least 80% of its net assets in ETFs which may in turn use a significant degree of the securities and strategies indicated.

MORE ABOUT THE FUNDS’ INVESTMENTS

Equity securities - Equity securities include common stocks, trust shares, and preferred stocks and debt securities convertible into stock and warrants. Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer’s common stock by exchange or purchase at a predetermined rate. Convertible debt securities and convertible preferred stocks are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Market capitalization range - A fund that intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by such fund’s key investment strategy may, nonetheless, maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies. Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

American Depositary Receipts - American Depositary Receipts (“ADRs”) are U.S. dollar denominated securities representing an interest in foreign securities. ADRs evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

Economic and Market Events - Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. For example, regional economic or political instability, political unrest and natural disasters may impact issuers across various countries, regions and markets. The severity or duration of such conditions may be affected by policy changes made by governments or quasi-governmental organizations. Economic and market events may not have the same impact on all types of securities and a Fund’s investments could underperform other types of investments.

Multinational and foreign companies - Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign companies, a fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, a fund could lose its entire investment in foreign securities.

Some foreign securities are listed on a U.S. stock exchange or quoted market such as the New York Stock Exchange, American Stock Exchange, or National Association of Securities Dealers Automated Quotation. Unless otherwise noted, a fund may invest up to 10% of its total assets in equity and debt securities that are denominated in foreign currencies. SC AllianceBernstein International Value Fund and Sun Capital Global Real Estate Fund may invest without limit in foreign currency denominated securities. Sun Capital Money Market Fund cannot invest in foreign currency denominated securities.

Fixed income instruments - Fixed income instruments include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; covered debt securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features. Fixed income securities may be of any maturity or duration.

MORE ABOUT THE FUNDS’ INVESTMENTS

Covered debt securities are bonds collateralized by a segregated pool of assets (e.g., mortgages, public sector loans), which offer dual recourse to both the issuer and the underlying collateral pool.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates (i.e., current or non-inflation adjusted interest rates) and the rate of inflation, and generally are equal to the nominal interest rate less the current rate of inflation.

Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. When real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in a fund’s gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation- indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Credit quality - Securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating, or are unrated securities that the investment adviser or subadviser believes are of comparable quality. If a security receives different ratings from multiple rating organizations, a fund may treat the security as being rated the highest rating received. A fund may choose not to sell securities that are downgraded, after their purchase, below the fund’s minimum acceptable credit rating.

U.S. government securities - U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities, or sponsored enterprises. U.S. government securities may be supported by: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include U.S. Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of the stripped U.S. government securities are traded independently. U.S. government securities may also include U.S. Treasury inflation-protected securities, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. U.S. government securities are denominated in U.S. dollars.

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. In the case of U.S. Treasury inflation-indexed bonds, repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed. For inflation-indexed bonds that do not provide a guarantee similar to that of U.S. Treasury inflation-indexed bonds, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-related securities - Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by the payables from, mortgage loans secured by real property. Mortgage-related securities include: mortgage pass-through securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities and mortgage dollar rolls.

Stripped mortgage-backed securities are structured derivative instruments representing an interest in a multi-class pool of mortgage-backed securities. A fund may use mortgage dollar rolls to finance the purchase of additional investments. In a dollar roll, a fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar securities on a future date. Dollar rolls expose a fund to the risk that it will lose money if the additional investments do not produce enough income to cover the fund’s dollar roll obligations.

MORE ABOUT THE FUNDS’ INVESTMENTS

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Mortgage-related securities are especially sensitive to prepayment and extension risk.

A fund may invest in mortgage-related securities the value and liquidity of which may be adversely affected by the downturn in the subprime mortgage lending market in the U.S. Subprime loans, which have higher interest rates than other loans, are made to borrowers with low credit ratings or other factors that increase the risk of default. Concerns about widespread defaults on subprime loans have also created heightened volatility and turmoil in the general credit markets. As a result, a fund’s investments in mortgage-related securities having subprime exposure may decline in value, their market value may be more difficult to determine, and the fund may have more difficulty disposing of them.

Emerging markets - Foreign investment risk may be particularly high to the extent that a fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

Exchange Traded Funds - ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. When a fund invests in underlying ETFs, it will indirectly bear fees and expenses charged by the underlying ETFs, in addition to the fund’s direct fees and expenses. Therefore, the cost of investing in a fund that invests in ETFs may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, when the fund invests in an underlying ETF, it is subject to the risks associated with the underlying securities in which that underlying ETF invests. Underlying ETFs also may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying ETF at a time and price that is unfavorable to the fund.

Most underlying ETFs are not actively managed. An underlying ETF that is not actively managed invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. It is possible for an underlying ETF to miss out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments. In addition, underlying ETFs that are not actively managed do not change their investment strategies to respond to changes in the economy. This means that an underlying ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index. Imperfect correlation between an underlying ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an underlying ETF’s performance to not match the performance of its index. No underlying ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the underlying ETF manager may not produce the intended results. Moreover, there is the risk that an underlying ETF may value certain securities at a price higher than that at which it can sell them.

Secondary market trading in shares of underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although underlying ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an underlying ETF may be different from the net asset value of such underlying ETF (i.e., an underlying ETF may trade at a discount or premium to its net asset value). The performance of a fund that invests in such an underlying ETF could be adversely affected by any of these circumstances.

Yankees - Yankees are foreign corporate debt securities, denominated in U.S. dollars and registered with the U.S. Securities and Exchange Commission (“SEC”) for sale in the U.S.

MORE ABOUT THE FUNDS’ INVESTMENTS

High yield securities (junk bonds) - Unless otherwise noted, a fund will consider high yield securities (junk bonds) to be those securities rated below investment grade but rated at least Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. Those funds permitting investment in securities rated below Caa by Moody’s (or equivalently rated by S&P or Fitch, or, if unrated, determined by the fund’s subadviser to be of comparable quality) may experience the risks of investing in high yield securities to a greater extent, especially those associated with the illiquidity of high yield securities.

High yield securities involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

The market for high yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice, and high yield securities may be more difficult for a fund to value accurately than higher rated securities. The market for high yield bonds could also be impacted by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Derivative contracts - Derivative contracts include futures and options on securities, securities indices, interest rates or currencies, or options on these futures. A derivative contract will obligate and/or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.

Unless otherwise indicated, a fund subject to a policy that requires it to invest at least 80% of its net assets in a particular type of securities may use derivatives to represent those securities, subject to the fund’s limitation on investments in derivatives. If a fund does not either describe the use of derivatives or state a percentage limitation on the use of derivatives among its principal investments and strategies, the fund’s use of derivatives is not expected to be significant enough to be considered a principal strategy.

Where investing in individual bonds and sectors may not necessarily enable a fund to achieve its target duration or sector weighting, derivative contracts may be used to increase or decrease the fund’s exposure to a particular issuer or sector, or to increase the fund’s duration. Derivative contracts may also be used to manage interest rate risk associated with real estate and fixed income investments or to stay fully invested in stocks when a fund has a significant cash position.

Currency swaps and other currency derivatives may be used to hedge against the risk that the currency in which a fund’s foreign securities are denominated will decline in value against the U.S. dollar. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund’s foreign currency investments and its currency derivatives. As a result, such fund might perform less well than a fund that does not hedge against foreign currency risk.

Interest rate swaps may be used by a fund to shift investment exposure from one type of payment obligation to another. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time.

Credit default swaps generally oblige a protection “buyer” to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. Credit default swaps involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

MORE ABOUT THE FUNDS’ INVESTMENTS

Even a small investment in derivative contracts can have a large impact on a fund’s interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the adviser’s (or subadviser’s) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund’s other portfolio holdings. Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in declining markets.

Real estate companies - A fund may invest in a variety of types of real estate companies, including REITs and other U.S. and foreign real estate companies. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests. An equity REIT invests most of its assets directly in U.S. or foreign real property, receives most of its income from rents and may also realize gains by selling appreciated property. A mortgage REIT invests most of its assets in real estate mortgages and earns most of its income from interest payments. A hybrid REIT combines the characteristics of both equity REITs and mortgage REITs. A real estate company is a company that earns at least 50% of its gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of related products and services include building supplies and mortgage servicing.

Many of the risks associated with investments in real estate companies are similar to those of direct ownership of real estate and the real estate industry in general. For example, real estate companies may be adversely affected by property tax increases, zoning law changes and other governmental actions, environmental liabilities, natural disasters, or increased operating costs. Real estate companies are also affected by general, national, regional and local economic conditions.

REITs are also subject to additional risks, such as:

•	A REIT may be unable to obtain financing to fund income and gain distributions required by federal tax law.

•	A REIT may fail to qualify for the federal tax exemption for distributed income.

•	Changes in federal tax law may adversely affect REITs, for example, by limiting their permissible businesses or investments.

•

Fund shareholders indirectly bear a proportionate share of the advisory fees and other operating expenses of REITs in the fund’s portfolio in addition to the advisory fees and other expenses of the fund.

•

Many real estate-related issuers, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect the issuer’s operations and market value in periods of rising interest rates.

Similar risks may also apply to securities of entities similar to REITs formed under the laws of non-U.S. countries.

Some of the real estate companies in which a fund may invest may be subject to exposure to subprime loans. See “Mortgage-related securities” above for a discussion of the risks of subprime loans.

Portfolio turnover - Although a fund’s adviser or subadviser may not consider the portfolio turnover rate a limiting factor in making investment decisions for a fund, a high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the fund and which would detract from the fund’s performance.

Borrowing - A fund may borrow up to one-third of its total assets from banks or through reverse repurchase agreements. Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Illiquid securities – A fund may invest to a greater degree in securities that trade in lower volumes and may make investments that may be less liquid than other investments. Additionally, a fund may make investments that may become less liquid in response to market developments or adverse investor perceptions.

Defensive investing - A fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that a fund might adopt a temporary defensive position, and over the course of its existence, the fund may not meet its stated investment goal.

NOTICE OF CHANGES TO FUND POLICY

For any fund with a policy of investing at least 80% of its net assets in a particular type of securities, the fund will provide written notice to its shareholders at least 60 days prior to any change in the fund’s 80% policy. All funds except SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, SC Ibbotson Growth Fund, SC Alliance Bernstein International Value Fund, SC BlackRock International Index Fund, SC Davis Venture Value Fund and Sun Capital Money Market Fund currently have an 80% policy.

PORTFOLIO HOLDINGS

The board of trustees has adopted a policy governing the disclosure of the funds’ portfolio holdings. More detailed information about this policy can be found in the Statement of Additional Information.

THE INVESTMENT ADVISER AND SUBADVISERS

About the Adviser. Sun Capital Advisers LLC, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the funds’ investment adviser. The adviser provides the funds with investment research and portfolio management services and manages various aspects of the funds’ business affairs. For a number of the funds, the Trust and the adviser have engaged a subadviser to provide portfolio management services to the fund, subject to the policies of the Trust’s board of trustees and the oversight and supervision of the adviser. The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the New York, Toronto and Philippine stock exchanges.

The Sun Life Financial group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region. The adviser has been providing investment advice and supervisory services to Sun Life Financial affiliates since 1997. As of December 31, 2011, the adviser had total assets under management of approximately $56.7 billion.

Unlike elsewhere in the prospectus, the following section presents information about the funds in groupings depending on the structure of their management fee. Specifically, the funds that pay the adviser a single unified management fee are set forth separately after all other funds.

With respect to the following sixteen funds, the adviser receives for its services a fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. The adviser employs an unaffiliated subadviser for each of these funds except Sun Capital Investment Grade Bond Fund and Sun Capital Money Market Fund, which the adviser manages directly without the use of any subadviser. In the case of those funds managed by a subadviser, the adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Advisory Fees

Fund	Average Daily Net Assets	Annual Rate		Fees Paid for Fiscal Year Ended 12/31/11 (net of applicable waivers)

SC Ibbotson Balanced Fund	All	0.125%		0.125%

SC Ibbotson Conservative Fund	All	0.125%		0.125%

SC Ibbotson Growth Fund	All	0.125%		0.120%

SC AllianceBernstein International Value Fund	All	0.63%		0.405%

SC BlackRock International Index Fund	$0-$500 million over $500 million	0.400 0.375	% %	0.000%

SC BlackRock Large Cap Index Fund	$0-$500 million over $500 million	0.350 0.325	% %	0.300%

SC BlackRock Small Cap Index Fund	$0-$500 million over $500 million	0.375 0.350	% %	0.284%

SC Columbia Small Cap Value Fund	$0-$250 million over $250 million	0.90 0.85	% %	0.819%

SC Davis Venture Value Fund	$0-$500 million over $500 million	0.75 0.70	% %	0.750%

SC Invesco Small Cap Growth Fund	$0-$250 million over $250 million	0.95 0.90	% %	0.753%

SC WMC Blue Chip Mid Cap Fund	$0-$300 million over $300 million	0.80 0.75	% %	0.800%

SC WMC Large Cap Growth Fund	$0-$750 million over $750 million	0.75 0.70	% %	0.721%

Sun Capital Investment Grade Bond Fund	All	0.60%		0.600%

THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Average Daily Net Assets	Annual Rate		Fees Paid for Fiscal Year Ended 12/31/11 (net of applicable waivers)

Sun Capital Money Market Fund	All	0.50%		0.000%

Sun Capital Global Real Estate Fund	All	0.95%		0.893%

SC Ibbotson Tactical Opportunities Fund	$0 to $250 million above $250 to $500 million above $500 to $750 million above $750 million to $1 billion over $1 billion	0.375 0.360 0.340 0.320 0.300	% % % % %	0.365%

For each of these funds, the adviser has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013. The expense limits do not apply to (i) taxes, (ii) brokerage commissions, (iii) other expenses that are capitalized under applicable accounting principles, (iv) compensation of the Trust’s independent trustees and expenses incurred in the performance of their duties, (v) legal fees and expenses of counsel to the independent trustees, (vi) premiums for liability insurance dedicated to the independent trustees, (vii) expenses related to the electronic preparation, delivery or use of materials for meetings of the board of trustees, (viii) expenses associated with obtaining data from third parties for the independent trustees’ use, (ix) any Acquired Fund Fees and Expenses that a fund may incur, or (x) any extraordinary expenses, as defined under accounting pronouncements and/or as are determined from time to time by the independent trustees to be extraordinary expenses. As a result, a fund’s actual direct and indirect expenses may be higher than the expense limit shown below. To the extent that any fund’s total expense ratio with respect to Initial Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years. Because any such reimbursement is contractually limited to the amount of the expense limit, and thus will occur only to the extent that the total expense ratio falls below the expense limit, in no event will any reimbursement to the adviser cause expenses of a fund to exceed the expense limit.

Expense Limit for Initial Class Shares

Fund	Expense Limit

SC Ibbotson Balanced Fund	0.20%

SC Ibbotson Conservative Fund	0.20%

SC Ibbotson Growth Fund	0.20%

SC AllianceBernstein International Value Fund	0.75%

SC BlackRock International Index Fund	0.60%

SC BlackRock Large Cap Index Fund	0.50%

SC BlackRock Small Cap Index Fund	0.60%

SC Columbia Small Cap Value Fund	1.15%

SC Davis Venture Value Fund	0.90%

SC Invesco Small Cap Growth Fund	1.15%

SC WMC Blue Chip Mid Cap Fund	1.00%

SC WMC Large Cap Growth Fund	0.90%

THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Expense Limit

Sun Capital Investment Grade Bond Fund	0.75%

Sun Capital Money Market Fund	0.50%

Sun Capital Global Real Estate Fund	1.05%

SC Ibbotson Tactical Opportunities Fund	0.50%

With respect to the following six funds, the adviser is responsible for arranging all the services necessary for the funds’ ordinary operations. The adviser acts as a liaison among the various service providers to the funds and the insurance company or companies to which the funds offer their shares. For its advisory services, administrative services and all other services necessary for the ordinary operations of each fund, the adviser receives a unified management fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. Out of that fee, the adviser pays for all of the ordinary expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Trust. The unified fee does not include brokerage commissions and spreads, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, Acquired Fund Fees and Expenses, taxes and extraordinary expenses. The adviser employs an unaffiliated subadviser for each fund. The adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Currently, there are no expense limitations applicable to the six funds that have unified management fees. However, to the extent that, during either of the succeeding two years, one of these fund’s total expense ratio falls below the expense limit previously in place, the adviser reserves the right to be reimbursed for management fees waived, and fund expenses paid by it under the previous expense limitation. Any such reimbursement would be limited to the amount of the previous expense limit, and thus would occur only to the extent that the total expense ratio falls below the previous expense limit. In no event will any reimbursement to the adviser cause expenses of a fund to exceed the previous expense limit.

Unified Management Fees

Fund	Average Daily Net Assets	Unified Management Fee	Fees Paid for Fiscal Year Ended 12/31/11 (net of applicable waivers)

SC Goldman Sachs Mid Cap Value Fund	All	1.05%	1.050%

SC Lord Abbett Growth & Income Fund	All	0.87%	0.867%

SC BlackRock Inflation Protected Bond Fund	All	0.65%	0.648%

SC Goldman Sachs Short Duration Fund	All	0.64%	0.640%

SC PIMCO High Yield Fund	All	0.74%	0.740%

SC PIMCO Total Return Fund	All	0.65%	0.648%

The Trust and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the Trust’s board of trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

A discussion regarding the factors considered by the trustees of the Trust in approving each fund’s investment advisory agreement and subadvisory agreement is available in the fund’s annual report to shareholders for the period ended December 31, 2011.

THE INVESTMENT ADVISER AND SUBADVISERS

About the Subadvisers.

Each subadviser discharges its responsibilities to the applicable fund subject to the policies of the board of trustees and the oversight and supervision of the adviser.

About AllianceBernstein L.P.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, serves as subadviser to the Trust’s SC AllianceBernstein International Value Fund. AllianceBernstein is a leading international investment adviser with assets under management, as of December 31, 2011, totaling approximately $406 billion.

About BlackRock Financial Management, Inc.

BlackRock Financial Management, Inc. (“BlackRock”), 40 E. 52nd Street, New York, NY 10022, serves as subadviser to the Trust’s SC BlackRock Inflation Protected Bond Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, an indirect, wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $3.513 trillion of assets under management as of December 31, 2011. BlackRock, Inc. is an affiliate of PNC Financial Service Group, Inc. BlackRock has been an investment adviser since 1994.

About BlackRock Investment Management, LLC

BlackRock Investment Management, LLC (“BIM”), 800 Scudders Mill Road, Plainsboro, NJ 08536 serves as subadviser to the Trust’s SC BlackRock International Index Fund, SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund. BIM is an affiliate of BlackRock Advisors, LLC, an indirect, wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded management firms in the United States with approximately $3.513 trillion of assets under management as of December 31, 2011. BlackRock, Inc. is an affiliate of PNC Financial Service Group, Inc. BIM has been an investment adviser since 1999.

About Columbia Management Investment Advisers, LLC

Columbia Management Investment Advisers, LLC (“Columbia”) (formerly known as RiverSource Investments, LLC), 225 Franklin Street, Boston, MA 02110, serves as subadviser to the Trust’s SC Columbia Small Cap Value Fund. Columbia’s management experience covers all major asset classes, including equity securities, fixed income securities and money market securities. In addition to serving as an investment manager to mutual funds, Columbia acts as investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange traded funds and financial intermediaries. Columbia is registered as an investment adviser with the Securities and Exchange Commission and is a wholly-owned subsidiary of Ameriprise Financial, Inc., which is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. As of December 31, 2011, Columbia had assets under management of $300.5 billion.

About Davis Selected Advisers, L.P.

Davis Selected Advisers, L.P. (“Davis Advisors”), 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756, serves as the subadviser to the Trust’s SC Davis Venture Value Fund. Davis Advisors is a professional investment management firm which provides investment services to mutual funds, employee benefit plans and other institutions and individuals. Davis Advisors is a limited partnership and Davis Investments, LLC, is its sole general partner. Christopher Davis is the sole member of the general partner. As of December 31, 2011, Davis Advisors had discretionary investment authority with respect to approximately $55 billion in client assets.

THE INVESTMENT ADVISER AND SUBADVISERS

About Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282-2198, serves as subadviser to the Trust’s SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund. GSAM has been a registered investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2011, GSAM reported total assets under management of $705.84 billion, which includes seed capital and excludes assets under supervision.

About Ibbotson Associates, Inc.

Ibbotson Associates, Inc. (“Ibbotson”), 22 W. Washington Street, Chicago, Illinois 60602, serves as subadviser to the Trust’s SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, SC Ibbotson Growth Fund and SC Ibbotson Tactical Opportunities Fund. Ibbotson is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. As of December  31, 2011, Ibbotson had assets under advisement of approximately $66.7 billion.

About Invesco Advisers, Inc.

Invesco Advisers, Inc. (“Invesco”), 1555 Peachtree St., NE, Atlanta, Georgia 30309, serves as subadviser to the Trust’s SC Invesco Small Cap Growth Fund. Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2011, Invesco Ltd. had assets under management of approximately $625.3 billion.

About Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, New Jersey 07302, serves as the subadviser to the Trust’s SC Lord Abbett Growth & Income Fund. Founded in 1929, Lord Abbett is an independent investment management firm with assets under management of approximately $110.4 billion in 57 mutual fund portfolios and other advisory accounts, including $2.8 billion for which Lord Abbett provides investment models to managed account sponsors, as of December 31, 2011.

About Massachusetts Financial Services Company

Massachusetts Financial Services Company ("MFS"), located at 500 Boylston Street, Boston, Massachusetts 02116, serves as subadviser to the Trust’s Sun Capital Global Real Estate Fund. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial. As of December 31, 2011, the MFS organization had approximately $251 billion in assets under management. MFS and the adviser are affiliated in that both are indirect subsidiaries of Sun Life Financial and thus under common control. Each operates independently of the other, however, including with regard to investment personnel and resources.

About Pacific Investment Management Company LLC

Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as subadviser to the Trust’s SC PIMCO High Yield Fund and SC PIMCO Total Return Fund. PIMCO is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of Allianz Asset Management with minority interests held by PIMCO Partners, LLC, a California limited liability company, and certain officers of PIMCO. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is wholly owned by Allianz SE. As of December 31, 2011, PIMCO had approximately $1.36 trillion in assets under management.

THE INVESTMENT ADVISER AND SUBADVISERS

About Wellington Management Company, LLP

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as the subadviser to the Trust’s SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2011, Wellington Management had investment management authority with respect to approximately $651 billion in assets.

THE INVESTMENT ADVISER AND SUBADVISERS

About the Portfolio Managers. The adviser and subadvisers have selected the following persons to manage the investments for the funds.

Fund	Fund Manager(s)	Manager since	Positions during past five years

SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, and SC Ibbotson Growth Fund (Jointly managed)	Peng Chen, Ph.D	2008	President, Ibbotson, since 1997.

	Scott Wentsel	2008	Vice President and Senior Portfolio Manager, Ibbotson, since 2005.

	John Thompson	2008	Vice President and Portfolio Manager, Ibbotson, since 2000.

	Cindy Galiano	2008	Portfolio Manager, Ibbotson, since 2006.

SC AllianceBernstein International Value Fund (Jointly managed)	Sharon E. Fay, CFA	2008	Executive Vice President and Head of Bernstein Value Equities (since 2009), CIO Global Value Equities (since 2003), and Chair of Global Value Investment Policy Group (since 2003) at AllianceBernstein. Joined the firm in 1990.

	Kevin F. Simms	2008	Senior Vice President (since 2000) and CIO of International Value Equities (since 2003) at AllianceBernstein. Joined the firm in 1992.

	Avi Lavi	2012	Global Director of Value Research (since 2012) and CIO of UK and European Value Equities (since 2006). Joined the firm in 1996.

	Takeo Aso, CFA	2012	EAFE Director of Value Research (since 2012) and Co-Director of Research for Japan Value Equities (since 2001). Joined the firm in 1997.

THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Fund Manager(s)	Manager since	Positions during past five years

SC BlackRock International Index Fund, SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund	Christopher Bliss, CFA	2011	Managing Director and Head of Institutional Portfolio Management Team within Institutional Index Equity Team of BlackRock since 2009; Principal of Barclays Global Investors from 2004 to 2009.

	Edward Corallo, CFA	2010	Managing Director of BlackRock since 2009; Principal of Barclays Global Investors from 1998 to 2009.

	Greg Savage, CFA (manager only for SC BlackRock International Index Fund)	2012	Managing Director of BlackRock since 2009; Principal of Barclays Global Investors from 1999 to 2009.

SC Columbia Small Cap Value Fund (Jointly managed)	Stephen D. Barbaro, CFA	2010	Senior Portfolio Manager of Columbia. Prior to joining Columbia in 2010, Mr. Barbaro was associated with Columbia Management Advisors, LLC or its predecessor firms since 1976 as an investment professional.

	John S. Barrett, CFA	2011	Portfolio Manager of Columbia. Prior to joining Columbia in 2010, Mr. Barrett was a senior research analyst covering the consumer discretionary sector with Columbia Management Advisors, LLC or its predecessor firms since 2003.

	Jeremy H. Javidi, CFA	2010	Senior Portfolio Manager of Columbia. Prior to joining Columbia in 2010, Mr. Javidi was associated with Columbia Management Advisors, LLC or its predecessor firms since 2000 as an investment professional.

THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Fund Manager(s)	Manager since	Positions during past five years

SC Davis Venture Value Fund (Jointly managed)	Christopher C. Davis	2000	Chairman, Davis Advisors since 2001. Portfolio Manager for Davis Advisors since 1995.

	Kenneth C. Feinberg	2000	Portfolio Manager, Davis Advisors, since 1998.

SC Goldman Sachs Mid Cap Value Fund (Managed using a team-based approach. Mr. Hua and Mr. Ioffe share oversight responsibility for the computer optimized portfolio management process.)	Ronald Hua, CFA	2011	Managing Director, CIO of Equity Alpha Strategies for GSAM’s Quantitative Investment Strategies (“QIS”) team since 2011. Prior to that, CIO and Head of Research for Equity Investments at PanAgora Asset Management (2004-2011).

	Len Ioffe, CFA	2011	Managing Director since 2004 and Portfolio Manager on the QIS team since 1996. Joined GSAM as an associate in 1995.

SC Invesco Small Cap Growth Fund (Jointly managed)	Juliet Ellis (Lead Manager)	2008	Lead Portfolio Manager, Invesco, since 2004.

	Juan Hartsfield	2008	Portfolio Manager, Invesco, since 2004.

	Clay Manley	2008	Portfolio Manager, Invesco, since 2008. Equity Analyst at Invesco (2002-2008).

SC Lord Abbett Growth & Income Fund	Robert P. Fetch	2010	Partner and Director of Domestic Equity Portfolio Management of Lord Abbett. Joined Lord Abbett in 1995.

SC WMC Blue Chip Mid Cap Fund	Philip W. Ruedi, CFA	2011	Senior Vice President and Equity Portfolio Manager of Wellington Management. Joined Wellington Management as an investment professional in 2004.

	Mark A. Whitaker, CFA	2012	Vice President and Equity Portfolio Manager of Wellington Management. Joined Wellington Management as an investment professional in 2004.

SC WMC Large Cap Growth Fund	Paul E. Marrkand, CFA	2008	Senior Vice President and Equity Portfolio Manager of Wellington Management. Joined Wellington Management as an investment professional in 2005.

THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Fund Manager(s)	Manager since	Positions during past five years

Sun Capital Investment Grade Bond Fund	Jill A. Fields	2011	Senior Managing Director, Head of U.S. Public Fixed Income, Sun Capital Advisers LLC, since 2011. Prior to that, Managing Director, Head of Institutional High Yield at Babson Capital Management from 1997 to 2011.

SC BlackRock Inflation Protected Bond Fund (Jointly managed)	Martin Hegarty	2010	Managing Director, BlackRock, since 2010. Co-Head of BlackRock’s Global Inflation-Linked Portfolios since 2010. Director of Bank of America Merrill Lynch (2005-2009).

	Brian Weinstein	2008	Managing Director, BlackRock, since 2007. Co-Portfolio Manager, BlackRock, since 2005. Member of Portfolio Management Group at BlackRock Advisors, LLC (since 2002).

SC Goldman Sachs Short Duration Fund	James P. McCarthy	2008	Managing Director (since 2002) and Co-Head of Global Liquidity Management (since 2002) at GSAM.

	David Fishman	2009	Managing Director (since 2001) and Co-Head of Global Liquidity Management (since 2002) at GSAM.

SC PIMCO High Yield Fund	Andrew Jessop	2010	Executive Vice President and Portfolio Manager of PIMCO since 2009. Prior to that, he was Managing Director, Portfolio Manager and Co-Head of the high yield group at Goldman Sachs Asset Management, L.P. (1997-2009).

SC PIMCO Total Return Fund	William H. Gross	2008	Managing Director, Co-CIO and founding partner of PIMCO. Joined PIMCO in 1971.

Sun Capital Global Real Estate Fund	Richard R. Gable, CFA	2001	Employed in the investment area of Massachusetts Financial Services Company since 2011. Prior to that Managing Director, Sun Capital Advisers LLC, 2006-2011. Joined Sun Life Financial in 1998.

THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Fund Manager(s)	Manager since	Positions during past five years

SC Ibbotson Tactical Opportunities Fund (Jointly managed)	Peng Chen, Ph.D	2010	President, Ibbotson, since 1997.

	Scott Wentsel	2010	Vice President and Senior Portfolio Manager, Ibbotson, since 2005.

	John Thompson	2010	Vice President and Portfolio Manager, Ibbotson, since 2000.

	Cindy Galiano	2010	Portfolio Manager, Ibbotson, since 2006.

	Jared Watts	2010	Senior Consultant, Ibbotson, since 2006.

The Statement of Additional Information provides additional information about the fund managers’ compensation, other accounts managed by the fund managers and the fund managers’ ownership of shares of the fund(s) they manage that are offered through variable annuities or variable life insurance products.

PURCHASE AND REDEMPTION AND OTHER INFORMATION

Buying and Redeeming Initial Class Shares. Each fund sells its Initial Class shares at net asset value (“NAV”). Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. A fund may refuse a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund.

Variable contract owners do not buy or redeem shares directly from the funds. All purchases and redemptions of fund shares under variable contracts are made through insurance company separate accounts that are the record owners of the shares. Insurance company separate accounts that accept purchase and redemption orders from contract owners before the close of regular trading on the New York Stock Exchange (the “Exchange”) will receive that day’s NAV (which will be calculated as of the close of regular trading on the Exchange), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day. If the fund receives an order from an insurance company after the Exchange opens, that order will receive the next calculated NAV. Variable contract owners should refer to the prospectus for their variable contracts for more information about fund transactions under those variable contracts.

The Trust’s three affiliated “funds of funds”, SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund (the “SC Ibbotson Funds”) also buy and redeem Initial Class shares of the Trust’s other funds. The SC Ibbotson Tactical Opportunities Fund sells its Initial Class shares solely to the SC Ibbotson Funds. Purchase or redemption orders from the SC Ibbotson Funds must be received by the other funds before the close of trading on the Exchange in order to receive that day’s NAV. Orders received from the SC Ibbotson Funds after the close of trading on the Exchange will receive the next business day’s NAV.

Each fund redeems its shares on any business day. Normally, a fund forwards redemption proceeds by bank wire on the next business day after redemption instructions are received. Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or, as permitted by federal securities laws, longer.

Excessive and Short-term Trading. The Trust’s board of trustees has adopted policies and procedures with respect to excessive and short-term trading of shares by variable contract owners. The funds discourage excessive and short-term trading, which can disrupt portfolio management strategies and increase fund operating expenses. For each fund that sells its shares to insurance company separate accounts, the fund’s ability to monitor trading activity by variable contract owners is limited and, therefore, trading patterns representing excessive trading practices by contract owners may not be detected by the funds. However, the funds have entered into an information sharing agreement with each insurance company, which requires the insurance company to provide certain information regarding contract owner trading activity. The funds’ policies provide that a fund may reject a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund or otherwise represents excessive or short-term trading. If the Trust determines that purchase and redemption activity in a fund indicate potential excessive trading activity, the Trust will communicate with the relevant insurance companies to determine, on a case-by-case basis, whether action is necessary, such as rejecting purchase orders from certain contract owners. These measures may not be applied uniformly but will be imposed as the Trust and the relevant insurance company consider appropriate. Different insurance companies or different products offered by the same insurance company may have different policies regarding excessive trading. To the extent that such policies are not uniform, or are not applied uniformly, the funds and the contract owners bear the risk that excessive trading by some contract owners may not be curtailed. In addition, the terms of a particular insurance contract may also limit the insurance company’s ability to address excessive trading. For specific information about the purchase, redemption and transfer limitation policies that apply to a particular variable annuity or variable life insurance contract, contract owners should review the separate account prospectus prepared by the insurance company for their contracts.

The Trust’s reliance on data provided pursuant to any information sharing agreement and on insurance companies to detect and curtail excessive trading activity presents the risk that some contract owners may engage in this activity and that other contract owners will be adversely affected by it. To the extent that a fund is unable to detect or curtail excessive and short-term trading, such trading may interfere with efficient management of the fund’s portfolio, and may require the fund to take other steps, such as maintaining cash balances, using its line of credit and effecting portfolio transactions, in each case, to a greater degree than it otherwise would. These activities could increase the fund’s operating costs and decrease its investment performance.

PURCHASE AND REDEMPTION AND OTHER INFORMATION

Small cap securities, high yield securities (junk bonds) and foreign securities may not trade every day or may not trade frequently through a trading day. To the extent that a fund invests in small cap securities, below investment grade, high yield securities, and/or foreign securities, these funds may be more susceptible to a short-term trading strategy reflecting an investor’s belief that the values of the fund’s portfolio securities, as reflected by the fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities.

Valuation of Shares. Each fund calculates its NAV once daily as of the close of regular trading on the Exchange (generally at 4:00 p.m., Eastern time) on each day the Exchange is open. If the Exchange closes early, the funds will accelerate the determination of NAV to the closing time.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. On any day an international market is closed and the Exchange is open, a fund will normally value its foreign securities, if any, at the prior day’s close with the current day’s exchange rate. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when the fund does not sell or redeem its shares. The SC Ibbotson Tactical Opportunities Fund will generally value its holdings of ETF shares using the last sale price for such shares on the relevant business day on the exchange on which they are principally traded.

A fund may value securities at fair value when market quotations are not readily available or the adviser believes that available market quotations do not reasonably represent the securities’ actual value. Fair value is determined by the fund in good faith according to procedures adopted by the board of trustees. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

Dividends and Distributions. Each fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year. Sun Capital Money Market Fund, Sun Capital Investment Grade Bond Fund, SC BlackRock Inflation Protected Bond Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund and SC PIMCO Total Return Fund declare dividends from net investment income daily and pay dividends monthly. All other funds declare and pay dividends from net investment income at least annually. Each fund distributes its net realized capital gains, if any, at least annually. The funds expect that an insurance company holding shares on behalf of a contract owner will elect to reinvest dividends and capital gains in additional shares of the fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.

Taxes. Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund has elected or intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, each fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders. If a fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains it distributes to shareholders.

Each fund also intends to comply with certain additional diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts. More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the funds’ Statement of Additional Information.

A fund’s failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

SPECIAL CONSIDERATIONS FOR VARIABLE PRODUCTS FUNDS

Investments by Variable Product Separate Accounts in Shares of Certain Funds. Each fund other than the SC Ibbotson Tactical Opportunities Fund will sell its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The variable contracts may or may not offer each of these funds as investment options.

Conflicts Between Certain Funds’ Investors. The interests of owners of different variable contracts investing in each fund (other than the SC Ibbotson Tactical Opportunities Fund) could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any material irreconcilable conflicts arising from the fact that these funds may offer their shares to different insurance company separate accounts that serve as the investment medium for variable annuity and variable life contracts. Nevertheless, the board of trustees will monitor events to seek to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of these funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund’s shareholders.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of the Initial Class shares of each fund for the periods indicated. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following table is included in the annual report (available upon request) along with the funds’ financial statements and the report of the funds’ independent registered public accounting firm. The funds’ financial statements were audited by Deloitte & Touche LLP, an independent registered public accounting firm. Insurance company separate account contract expenses are not reflected in these tables. Had such expenses been added, the performance figures would have been lower. Information prior to November 15, 2010 relating to the SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund reflects the operation of these funds when each was managed by a previous subadviser employing an actively managed strategy.

Selected data for a share outstanding throughout each period:

	SC Ibbotson Balanced Fund Initial Class Shares
	Years Ended December 31,
	2011	2010	2009		2008*
Net Asset Value, Beginning of Period	$12.37	$11.21	$9.07		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.20 †	0.20 †	0.20	†	0.02
Net realized and unrealized gain (loss) on investments	(0.40)	1.15	1.97		(0.95	)(c)

Total from Investment Operations	(0.20)	1.35	2.17		(0.93)

Less Distributions from:
Net investment income	(0.17)	(0.13)	(0.03)		—
Net realized gain on investments	(0.40)	(0.06)	(0.00	)(h)	—

Total Distributions	(0.57)	(0.19)	(0.03)		—

Net Asset Value, End of Period	$11.60	$12.37	$11.21		$9.07

Total Return (b)	(1.56)%	12.18%	23.91%		(9.30)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$3,150	$1,687	$442		$56
Ratio to average net assets:
Net expenses (a)(d)(e)(f)	0.19%	0.20%	0.20%		0.20%
Gross expenses (a)(e)(f)	0.19%	0.21%	0.28%		16.72%
Net investment income (loss) (a)(d)(e)(f)	1.61%	1.75%	1.95%		0.88%
Portfolio turnover rate (g)	7%	27%	14%		0%

*	For the period from October 1, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the Fund invests.
(h)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Ibbotson Conservative Fund Initial Class Shares
	Years Ended December 31,
	2011	2010	2009		2008*
Net Asset Value, Beginning of Period	$11.79	$10.94	$9.19		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.19 †	0.14 †	0.33	†	0.03
Net realized and unrealized gain (loss) on investments	(0.08)	0.94	1.45		(0.84	)(c)

Total from Investment Operations	0.11	1.08	1.78		(0.81)

Less Distributions from:
Net investment income	(0.17)	(0.16)	(0.03)		—
Net realized gain on investments	(0.26)	(0.07)	(0.00	)(h)	—

Total Distributions	(0.43)	(0.23)	(0.03)		—

Net Asset Value, End of Period	$11.47	$11.79	$10.94		$9.19

Total Return (b)	0.97%	9.92%	19.37%		(8.10)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$5,505	$5,053	$1,708		$46
Ratio to average net assets:
Net expenses (a)(d)(e)(f)	0.20%	0.20%	0.20%		0.20%
Gross expenses (a)(e)(f)	0.20%	0.21%	0.26%		17.09%
Net investment income (loss) (a)(d)(e)(f)	1.57%	1.27%	3.15%		1.15%
Portfolio turnover rate (g)	7%	16%	12%		1%

*	For the period from October 1, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the Fund invests.
(h)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Ibbotson Growth Fund Initial Class Shares
	Years Ended December 31,
	2011	2010	2009		2008*
Net Asset Value, Beginning of Period	$12.47	$11.25	$8.87		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.16 †	0.18 †	0.06	†	0.02
Net realized and unrealized gain (loss) on investments	(0.64)	1.34	2.35		(1.15	)(c)

Total from Investment Operations	(0.48)	1.52	2.41		(1.13)

Less Distributions from:
Net investment income	(0.23)	(0.18)	(0.03)		—
Net realized gain on investments	(1.06)	(0.12)	(0.00	)(h)	—

Total Distributions	(1.29)	(0.30)	(0.03)		—

Net Asset Value, End of Period	$10.70	$12.47	$11.25		$8.87

Total Return (b)	(3.66)%	13.80%	27.17%		(11.30)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$2,143	$1,616	$292		$92
Ratio to average net assets:
Net expenses (a)(d)(e)(f)	0.21%	0.20%	0.20%		0.20%
Gross expenses (a)(e)(f)	0.21%	0.22%	0.30%		14.32%
Net investment income (loss) (a)(d)(e)(f)	1.34%	1.54%	0.61%		1.20%
Portfolio turnover rate (g)	16%	38%	16%		7%

*	For the period from October 1, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the Fund invests.
(h)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC AllianceBernstein International Value Fund Initial Class Shares
	Years Ended December 31,
	2011	2010		2009	2008*
Net Asset Value, Beginning of Period	$10.11	$9.82		$7.92	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.24 †	0.19	†	0.22 †	0.01
Net realized and unrealized gain (loss) on investments	(1.89)	0.25		2.13	(2.07)

Total from Investment Operations	(1.65)	0.44		2.35	(2.06)

Less Distributions from:
Net investment income	(0.24)	(0.00	)(e)	(0.22)	(0.02)
Net realized gain on investments	(0.49)	(0.15)		(0.23)	—

Total Distributions	(0.73)	(0.15)		(0.45)	(0.02)

Net Asset Value, End of Period	$7.73	$10.11		$9.82	$7.92

Total Return (b)	(16.21)%	4.62%		29.71%	(20.64)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$69,019	$71,186		$55,746	$9,763
Ratio to average net assets:
Net expenses (a)(c)(d)	0.75%	0.75%		0.75%	0.75%
Gross expenses (a)(d)	0.98%	1.06%		1.38%	6.64%
Net investment income (loss) (a)(c)(d)	2.58%	2.01%		2.47%	1.18%
Portfolio turnover rate	47%	60%		49%	7%

*	For the period from October 1, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC BlackRock International Index Fund Initial Class Shares
	Years Ended December 31,
	2011		2010*
Net Asset Value, Beginning of Period	$10.38		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.27	†	0.00	†(e)
Net realized and unrealized gain (loss) on investments	(1.56)		0.38

Total from Investment Operations	(1.29)		0.38

Less Distributions from:
Net investment income	(0.01)		—
Net realized gain on investments	(0.00	)(e)	—

Total Distributions	(0.01)		—

Net Asset Value, End of Period	$9.08		$10.38

Total Return (b)	(12.46)%		3.80%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$67,270		$54,635
Ratio to average net assets:
Net expenses (a)(c)(d)	0.60%		0.60%
Gross expenses (a)(d)	1.25%		2.27%
Net investment income (loss) (a)(c)(d)	2.71%		0.18%
Portfolio turnover rate	3%		1%

*	For the period from November 15, 2010 (Commencement of Operations) through December 31, 2010.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC BlackRock Large Cap Index Fund Initial Class Shares
	Years Ended December 31,
	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.37	$8.04	$6.70	$10.77	$12.37

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.14 †	0.10 †	0.11 †	0.04	0.12
Net realized and unrealized gain (loss) on investments	(0.07)	1.25	1.30	(4.03)	(0.84)

Total from Investment Operations	0.07	1.35	1.41	(3.99)	(0.72)

Less Distributions from:
Net investment income	(0.08)	—	(0.07)	(0.05)	(0.10)
Net realized gain on investments	(1.10)	(0.02)	—	(0.03)	(0.78)

Total Distributions	(1.18)	(0.02)	(0.07)	(0.08)	(0.88)

Net Asset Value, End of Period	$8.26	$9.37	$8.04	$6.70	$10.77

Total Return (a)	1.58%	16.76%	21.09%	(37.06)%	(5.81)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$133,606	$90,267	$70,638	$8,366	$5,544
Ratio to average net assets:
Net expenses (b)(c)	0.50%	0.85%	0.90%	0.90%	0.90%
Gross expenses (c)	0.56%	0.86%	1.13%	2.08%	1.81%
Net investment income (loss) (b)(c)	1.57%	1.23%	1.55%	1.39%	0.89%
Portfolio turnover rate	2%	235%	109%	189%	63%

†	Based on average shares outstanding during the period.
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC BlackRock Small Cap Index Fund Initial Class Shares
	Years Ended December 31,
	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.12	$10.58	$7.74	$12.98	$15.02

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.11 †	0.06 †	0.04 †	0.03	0.05
Net realized and unrealized gain (loss) on investments	(0.75)	2.52	2.81	(4.82)	(0.23)

Total from Investment Operations	(0.64)	2.58	2.85	(4.79)	(0.18)

Less Distributions from:
Net investment income	(0.06)	(0.04)	(0.01)	(0.03)	—
Net realized gain on investments	—	—	—	(0.42)	(1.86)

Total Distributions	(0.06)	(0.04)	(0.01)	(0.45)	(1.86)

Net Asset Value, End of Period	$12.42	$13.12	$10.58	$7.74	$12.98

Total Return (a)	(4.87)%	24.46%	36.77%	(37.99)%	(1.44)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$71,405	$45,720	$48,950	$38,435	$72,741
Ratio to average net assets:
Net expenses (b)(c)	0.61%	0.95%	1.00%	1.00%	1.00%
Gross expenses (c)	0.70%	0.99%	1.21%	1.29%	1.38%
Net investment income (loss) (b)(c)	0.83%	0.57%	0.45%	0.21%	0.31%
Portfolio turnover rate	37%	131%	132%	126%	126%

†	Based on average shares outstanding during the period.
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Columbia Small Cap Value Fund Initial Class Shares
	Years Ended December 31,
	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$11.18	$10.08	$7.97	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.04 †	0.07 †	0.06 †	0.01
Net realized and unrealized gain (loss) on investments	(0.88)	1.93	2.38	(2.03)

Total from Investment Operations	(0.84)	2.00	2.44	(2.02)

Less Distributions from:
Net investment income	(0.07)	—	(0.05)	(0.01)
Net realized gain on investments	(1.94)	(0.90)	(0.28)	—

Total Distributions	(2.01)	(0.90)	(0.33)	(0.01)

Net Asset Value, End of Period	$8.33	$11.18	$10.08	$7.97

Total Return (b)	(6.32)%	21.62%	30.52%	(20.15)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$43,958	$48,782	$33,674	$4,316
Ratio to average net assets:
Net expenses (a)(c)(d)	1.15%	1.15%	1.15%	1.15%
Gross expenses (a)(d)	1.24%	1.41%	1.54%	8.84%
Net investment income (loss) (a)(c)(d)	0.36%	0.68%	0.65%	1.18%
Portfolio turnover rate	50%	139%	110%	28%

*	For the period from October 1, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Davis Venture Value Fund Initial Class Shares
	Years Ended December 31,
	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.08	$10.75	$8.34	$13.65	$13.17

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.11 †	0.08 †	0.06 †	0.10	0.17
Net realized and unrealized gain (loss) on investments	(0.59)	1.30	2.39	(5.21)	0.39

Total from Investment Operations	(0.48)	1.38	2.45	(5.11)	0.56

Less Distributions from:
Net investment income	(0.11)	(0.05)	(0.04)	(0.09)	(0.08)
Net realized gain on investments	(0.51)	—	—	(0.11)	—

Total Distributions	(0.62)	(0.05)	(0.04)	(0.20)	(0.08)

Net Asset Value, End of Period	$10.98	$12.08	$10.75	$8.34	$13.65

Total Return (a)	(3.77)%	12.92%	29.39%	(37.81)%	4.23%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$150,772	$157,652	$147,350	$31,868	$52,861
Ratio to average net assets:
Net expenses (b)(c)	0.86%	0.87%	0.90%	0.90%	0.90%
Gross expenses (c)	0.86%	0.87%	0.93%	1.11%	1.11%
Net investment income (loss) (b)(c)	0.90%	0.73%	0.62%	0.86%	1.06%
Portfolio turnover rate	16%	39%	17%	19%	10%

†	Based on average shares outstanding during the period.
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Goldman Sachs Mid Cap Value Fund Initial Class Shares
	Years Ended December 31,
	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$9.45	$7.93	$6.93	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.12 †	0.12 †	0.11 †	0.05
Net realized and unrealized gain (loss) on investments	0.06	1.61	1.68	(3.06)

Total from Investment Operations	0.18	1.73	1.79	(3.01)

Less Distributions from:
Net investment income	(0.10)	—	(0.08)	(0.06)
Net realized gain on investments	(0.87)	(0.21)	(0.71)	—

Total Distributions	(0.97)	(0.21)	(0.79)	(0.06)

Net Asset Value, End of Period	$8.66	$9.45	$7.93	$6.93

Total Return (b)	2.47%	22.13%	25.68%	(30.07)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$207,483	$245,161	$190,461	$6,496
Ratio to average net assets:
Net expenses (a)(c)(d)	1.06%	1.06%	1.06%	1.07%
Gross expenses (a)(d)	1.06%	1.06%	1.06%	1.08%
Net investment income (loss) (a)(c)(d)	1.23%	1.41%	1.45%	2.10%
Portfolio turnover rate	50%	65%	159%	90%

*	For the period from March 7, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Invesco Small Cap Growth Fund Initial Class Shares
	Years Ended December 31,
	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$11.06	$9.59	$7.51	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	(0.06)†	(0.05)†	(0.02)†	(0.00	)(e)
Net realized and unrealized gain (loss) on investments	(0.05)	2.39	2.41	(2.49)

Total from Investment Operations	(0.11)	2.34	2.39	(2.49)

Less Distributions from:
Net investment income	—	—	—	—
Net realized gain on investments	(0.37)	(0.87)	(0.31)	—

Total Distributions	(0.37)	(0.87)	(0.31)	—

Net Asset Value, End of Period	$10.58	$11.06	$9.59	$7.51

Total Return (b)	(0.92)%	26.08%	31.75%	(24.90)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$28,830	$20,587	$13,109	$2,530
Ratio to average net assets:
Net expenses (a)(c)(d)	1.16%	1.15%	1.15%	1.15%
Gross expenses (a)(d)	1.35%	1.63%	2.17%	11.09%
Net investment income (loss) (a)(c)(d)	(0.53)%	(0.53)%	(0.25)%	(0.40)%
Portfolio turnover rate	33%	42%	114%	4%

*	For the period from October 1, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Lord Abbett Growth & Income Fund Initial Class Shares
	Years Ended December 31,
	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$8.44	$7.52	$7.08	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.06 †	0.05 †	0.05 †	0.06
Net realized and unrealized gain (loss) on investments	(0.64)	1.20	1.22	(2.92)

Total from Investment Operations	(0.58)	1.25	1.27	(2.86)

Less Distributions from:
Net investment income	(0.05)	—	(0.05)	(0.06)
Net realized gain on investments	(1.35)	(0.33)	(0.78)	—

Total Distributions	(1.40)	(0.33)	(0.83)	(0.06)

Net Asset Value, End of Period	$6.46	$8.44	$7.52	$7.08

Total Return (b)	(6.15)%	17.19%	17.85%	(28.54)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$436,816	$544,716	$498,639	$2,229
Ratio to average net assets:
Net expenses (a)(c)(d)	0.87%	0.87%	0.87%	0.87%
Gross expenses (a)(d)	0.88%	0.88%	0.88%	0.90%
Net investment income (loss) (a)(c)(d)	0.74%	0.62%	0.68%	1.71%
Portfolio turnover rate	68%	63%	83%	73%

*	For the period from March 7, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC WMC Blue Chip Mid Cap Fund Initial Class Shares
	Years Ended December 31,
	2011	2010	2009		2008	2007
Net Asset Value, Beginning of Period	$14.92	$12.12	$9.32		$17.95	$19.04

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.04 †	0.02 †	0.02	†	0.01	(0.00	)(d)
Net realized and unrealized gain (loss) on investments	(1.20)	2.79	2.78		(5.41)	2.87

Total from Investment Operations	(1.16)	2.81	2.80		(5.40)	2.87

Less Distributions from:
Net investment income	(0.01)	(0.01)	(0.00	)(d)	(0.03)	(0.25)
Net realized gain on investments	—	—	—		(3.20)	(3.71)

Total Distributions	(0.01)	(0.01)	(0.00	)(d)	(3.23)	(3.96)

Net Asset Value, End of Period	$13.75	$14.92	$12.12		$9.32	$17.95

Total Return (a)	(7.78)%	23.17%	30.07%		(35.14)%	15.41%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$148,863	$128,115	$75,745		$45,842	$85,438
Ratio to average net assets:
Net expenses (b)(c)	0.96%	0.99%	1.00%		1.00%	1.00%
Gross expenses (c)	0.96%	0.99%	1.10%		1.21%	1.14%
Net investment income (loss) (b)(c)	0.26%	0.17%	0.17%		0.05%	(0.17)%
Portfolio turnover rate	68%	69%	82%		104%	75%

†	Based on average shares outstanding during the period.
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(d)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC WMC Large Cap Growth Fund Initial Class Shares
	Years Ended December 31,
	2011	2010	2009	2008		2007*
Net Asset Value, Beginning of Period	$9.71	$8.15	$5.95	$10.65		$9.99

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.02 †	0.03 †	0.04 †	0.04		(0.00	)(e)
Net realized and unrealized gain (loss) on investments	(0.46)	1.55	2.17	(4.74)		0.69

Total from Investment Operations	(0.44)	1.58	2.21	(4.70)		0.69

Less Distributions from:
Net investment income	(0.03)	(0.02)	(0.01)	—		—
Net realized gain on investments	—	—	—	(0.00	)(e)	(0.03)

Total Distributions	(0.03)	(0.02)	(0.01)	(0.00	)(e)	(0.03)

Net Asset Value, End of Period	$9.24	$9.71	$8.15	$5.95		$10.65

Total Return (b)	(4.53)%	19.50%	37.23%	(44.12)%		6.88%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$185,489	$172,338	$149,621	$34,599		$62,680
Ratio to average net assets:
Net expenses (a)(c)(d)	0.88%	0.81%	0.81%	0.81%		0.81%
Gross expenses (a)(d)	0.90%	0.92%	1.05%	1.17%		1.06%
Net investment income (loss) (a)(c)(d)	0.26%	0.34%	0.60%	0.43%		0.01%
Portfolio turnover rate	58%	77%	72%	265%		307%

*	For the period from April 2, 2007 (Commencement of Operations) through December 31, 2007.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	Sun Capital Investment Grade Bond Fund Initial Class Shares
	Years Ended December 31,
	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.39	$9.06	$7.84	$9.48	$9.62

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.28 †	0.32 †	0.39 †	0.51	0.49
Net realized and unrealized gain (loss) on investments	0.37	0.37	1.23	(1.65)	(0.14)

Total from Investment Operations	0.65	0.69	1.62	(1.14)	0.35

Less Distributions from:
Net investment income	(0.30)	(0.33)	(0.39)	(0.50)	(0.49)
Net realized gain on investments	(0.20)	(0.03)	(0.01)	—	—

Total Distributions	(0.50)	(0.36)	(0.40)	(0.50)	(0.49)

Net Asset Value, End of Period	$9.54	$9.39	$9.06	$7.84	$9.48

Total Return (a)	7.06%	7.67%	21.00%	(12.47)%	3.75%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$307,975	$245,190	$136,827	$35,941	$40,696
Ratio to average net assets:
Net expenses (b)(c)	0.71%	0.73%	0.75%	0.75%	0.75%
Gross expenses (c)	0.71%	0.73%	0.84%	1.06%	1.00%
Net investment income (loss) (b)(c)	2.93%	3.47%	4.49%	5.70%	5.10%
Portfolio turnover rate (d)	96%	90%	99%	30%	46%

†	Based on average shares outstanding during the period.
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(d)	Excludes mortgage dollar roll transactions.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	Sun Capital Money Market Fund Initial Class Shares
	Years Ended December 31,
	2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.00	(d)†	0.00	(d)†	0.00	(d)†	0.02	0.05
Net realized and unrealized gain (loss) on investments	0.00	(d)	0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)

Total from Investment Operations	0.00	(d)	0.00	(d)	0.00	(d)	0.02	0.05

Less Distributions from:
Net investment income	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.02)	(0.05)
Net realized gain on investments	(0.00	)(d)	—		—		—	—

Total Distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.02)	(0.05)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return (a)	0.15%		0.19%		0.25%		2.25%	4.87%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$64,198		$67,785		$88,013		$150,416	$129,112
Ratio to average net assets:
Net expenses (b)(c)	0.00%		0.03%		0.20%		0.50%	0.50%
Gross expenses (c)	0.65%		0.66%		0.72%		0.81%	0.76%
Net investment income (loss) (b)(c)	0.15%		0.19%		0.25%		2.19%	4.76%
Portfolio turnover rate	N/A		N/A		N/A		N/A	N/A

†	Based on average shares outstanding during the period.
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(d)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC BlackRock Inflation Protected Bond Fund Initial Class Shares
	Years Ended December 31,
	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$10.64	$10.34	$9.87	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.25 †	0.14 †	0.24 †	(0.05)
Net realized and unrealized gain (loss) on investments	1.00	0.40	0.61	(0.05	)(c)

Total from Investment Operations	1.25	0.54	0.85	(0.10)

Less Distributions from:
Net investment income	(0.26)	(0.14)	(0.22)	(0.03)
Net realized gain on investments	(0.29)	(0.10)	(0.16)	—

Total Distributions	(0.55)	(0.24)	(0.38)	(0.03)

Net Asset Value, End of Period	$11.34	$10.64	$10.34	$9.87

Total Return (b)	11.90%	5.24%	8.72%	(0.95)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$264,474	$217,591	$106,264	$8,311
Ratio to average net assets:
Net expenses (a)(d)(e)	0.65%	0.65%	0.65%	0.65%
Gross expenses (a)(e)	0.66%	0.66%	0.66%	0.68%
Net investment income (loss) (a)(d)(e)	2.23%	1.34%	2.33%	(4.63)%
Portfolio turnover rate	430%	388%	278%	85%

*	For the period from October 1, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Goldman Sachs Short Duration Fund Initial Class Shares
	Years Ended December 31,
	2011		2010	2009	2008*
Net Asset Value, Beginning of Period	$10.31		$10.23	$10.13	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.12	†	0.14 †	0.19 †	0.16
Net realized and unrealized gain (loss) on investments	(0.07)		0.11	0.19	0.16

Total from Investment Operations	0.05		0.25	0.38	0.32

Less Distributions from:
Net investment income	(0.12)		(0.16)	(0.21)	(0.16)
Net realized gain on investments	(0.06)		(0.01)	(0.07)	(0.03)
Capital	(0.00	)(e)	—	—	—

Total Distributions	(0.18)		(0.17)	(0.28)	(0.19)

Net Asset Value, End of Period	$10.18		$10.31	$10.23	$10.13

Total Return (b)	0.53%		2.41%	3.78%	3.22%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$993,705		$1,004,464	$869,648	$54,602
Ratio to average net assets:
Net expenses (a)(c)(d)	0.65%		0.65%	0.65%	0.65%
Gross expenses (a)(d)	0.65%		0.65%	0.65%	0.68%
Net investment income (loss) (a)(c)(d)	1.14%		1.32%	1.82%	2.34%
Portfolio turnover rate	154%		122%	231%	333%

*	For the period from March 7, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC PIMCO High Yield Fund Initial Class Shares
	Years Ended December 31,
	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$9.83	$9.46	$8.07	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.68 †	0.72 †	0.75 †	0.53
Net realized and unrealized gain (loss) on investments	(0.28)	0.44	1.62	(1.85)

Total from Investment Operations	0.40	1.16	2.37	(1.32)

Less Distributions from:
Net investment income	(0.72)	(0.72)	(0.74)	(0.55)
Net realized gain on investments	(0.25)	(0.07)	(0.24)	(0.06)

Total Distributions	(0.97)	(0.79)	(0.98)	(0.61)

Net Asset Value, End of Period	$9.26	$9.83	$9.46	$8.07

Total Return (b)	4.26%	12.68%	30.67%	(13.74)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$132,253	$140,327	$92,422	$3,134
Ratio to average net assets:
Net expenses (a)(c)(d)	0.75%	0.75%	0.75%	0.75%
Gross expenses (a)(d)	0.75%	0.75%	0.75%	0.77%
Net investment income (loss) (a)(c)(d)	7.05%	7.42%	8.45%	6.74%
Portfolio turnover rate	35%	28%	190%	75%

*	For the period from March 7, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC PIMCO Total Return Fund Initial Class Shares
	Years Ended December 31,
	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$11.58	$11.04	$10.55	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.27 †	0.22 †	0.27 †	0.03
Net realized and unrealized gain (loss) on investments	0.15	0.61	0.65	0.55

Total from Investment Operations	0.42	0.83	0.92	0.58

Less Distributions from:
Net investment income	(0.31)	(0.25)	(0.29)	(0.03)
Net realized gain on investments	(0.30)	(0.04)	(0.14)	(0.00	)(e)

Total Distributions	(0.61)	(0.29)	(0.43)	(0.03)

Net Asset Value, End of Period	$11.39	$11.58	$11.04	$10.55

Total Return (b)	3.70%	7.53%	8.89%	5.82%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$361,694	$273,150	$144,812	$13,823
Ratio to average net assets:
Net expenses (a)(c)(d)	0.65%	0.65%	0.65%	0.65%
Gross expenses (a)(d)	0.66%	0.66%	0.66%	0.68%
Net investment income (loss) (a)(c)(d)	2.33%	1.93%	2.44%	1.19%
Portfolio turnover rate	551%	493%	496%	181%

*	For the period from October 1, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	Sun Capital Global Real Estate Fund Initial Class Shares
	Years Ended December 31,
	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.44	$11.23	$8.99	$18.24	$24.60

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.21 †	0.34 †	0.32 †	0.18	0.66
Net realized and unrealized gain (loss) on investments	(1.08)	1.28	2.35	(7.53)	(3.70)

Total from Investment Operations	(0.87)	1.62	2.67	(7.35)	(3.04)

Less Distributions from:
Net investment income	(0.82)	(1.41)	(0.36)	(0.39)	(0.36)
Net realized gain on investments	—	—	(0.07)	(1.51)	(2.96)

Total Distributions	(0.82)	(1.41)	(0.43)	(1.90)	(3.32)

Net Asset Value, End of Period	$9.75	$11.44	$11.23	$8.99	$18.24

Total Return (a)	(7.59)%	15.28%	30.09%	(44.73)%	(13.13)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$87,924	$111,981	$84,988	$45,841	$87,441
Ratio to average net assets:
Net expenses (b)(c)	1.10%	1.10%	1.10%	1.10%	1.10%
Gross expenses (c)	1.15%	1.11%	1.17%	1.23%	1.18%
Net investment income (loss) (b)(c)	1.89%	3.07%	3.52%	1.28%	2.65%
Portfolio turnover rate	27%	40%	110%	76%	25%

†	Based on average shares outstanding during the period.
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Ibbotson Tactical Opportunities Fund Initial Class Shares
	Years Ended December 31,
	2011	2010*
Net Asset Value, Beginning of Period	$10.52	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.10 †	0.09 †
Net realized and unrealized gain (loss) on investments	(0.71)	0.43

Total from Investment Operations	(0.61)	0.52

Less Distributions from:
Net investment income	(0.07)	—
Net realized gain on investments	(0.01)	—

Total Distributions	(0.08)	—

Net Asset Value, End of Period	$9.83	$10.52

Total Return (b)	(5.75)%	5.20%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$572,486	$455,423
Ratio to average net assets:
Net expenses (a)(c)(d)(e)	0.45%	0.50%
Gross expenses (a)(d)(e)	0.45%	0.60%
Net investment income (loss) (a)(c)(d)(e)	0.97%	7.56%
Portfolio turnover rate (f)	156%	17%

*	For the period from November 15, 2010 (Commencement of Operations) through December 31, 2010.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Does not include the portfolio turnover activity of the underlying funds in which the Fund invests.

INFORMATION ABOUT THE UNDERLYING FUNDS

Appendix A

Information About the Underlying Funds in which the Funds of Funds Invest

SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund

The following is intended to summarize the primary investment strategies of, and to provide you with certain other information about, the funds not included in this prospectus in which SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund may invest. These summaries do not reflect all of the investment policies and strategies that are disclosed in each underlying fund’s prospectus and statement of additional information, and are not an offer of the underlying funds’ shares.

No summary is provided for the underlying funds listed below that are included in this prospectus and the statement of additional information along with SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund. The underlying funds in which SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund intend to invest may change from time to time at the discretion of Sun Capital Advisers LLC and Ibbotson Associates, Inc. without prior notice to, or approval of, shareholders. Each underlying fund normally will be invested according to its investment strategy. However, an underlying fund also may have the ability to invest without limitation in money market instruments or other investments for temporary defensive purposes. The prospectus and statement of additional information for each underlying fund are available on the Securities and Exchange Commission’s website.

Domestic Equity Funds

SCSM BlackRock Large Cap Index Fund

SCSM BlackRock Small Cap Index Fund

SCSM Columbia Small Cap Value Fund

SCSM Davis Venture Value Fund

SCSM Goldman Sachs Mid Cap Value Fund

SCSM Invesco Small Cap Growth Fund

SCSM Lord Abbett Growth & Income Fund

SCSM WMC Blue Chip Mid Cap Fund

SCSM WMC Large Cap Growth Fund

MFS® Value Portfolio (Investment Goal: Capital appreciation)

MFS Value Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in equity securities. The fund normally invests its assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). While the fund may invest in companies of any size, it generally focuses on companies with large capitalizations.

International Equity Funds

SCSM BlackRock International Index Fund

SCSM AllianceBernstein International Value Fund

A-1

INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

MFS® International Growth Portfolio (Investment Goal: Capital appreciation)

MFS International Growth Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in foreign equity securities, including emerging market equity securities. The fund normally invests a relatively large percentage of the fund’s assets in equity securities of issuers in a single country, a small number of countries, or a particular geographic region. The fund focuses on investing in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). The fund may be invested in companies of any size.

MFS® Research International Portfolio (Investment Goal: Capital appreciation)

MFS Research International Portfolio seeks to achieve its investment objective by not being constrained to any particular investment style. The fund may invest in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. The fund may be invested in companies of any size.

MFS® Emerging Markets Equity Portfolio (Investment Goal: Capital appreciation)

MFS Emerging Markets Equity Portfolio seeks to achieve its investment objective by investing at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Such countries are located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe. The fund may be invested in companies of any size.

Specialty Funds

Sun Capital Global Real Estate Fund

SCSM Ibbotson Tactical Opportunities Fund

Fixed Income Funds

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

SCSM BlackRock Inflation Protected Bond Fund

SCSM Goldman Sachs Short Duration Fund

SCSM PIMCO High Yield Fund

SCSM PIMCO Total Return Fund

A-2

ADDITIONAL INFORMATION ABOUT THE INDICES

Appendix B

Additional Information About the Indices

Barclays Capital 1-3 Year U.S. Government/Credit Index

The Barclays Capital 1-3 Year U.S. Government/Credit Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between one and three years and are publicly issued.

Barclays Capital Global Real Index: U.S. TIPS

The Barclays Capital Global Real Index: U.S. TIPS is comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better) that have at least one year to final maturity and at least $250 million par amount outstanding.

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index is a widely recognized market value-weighted index composed of U.S. Treasuries, agencies, credit, asset-backed securities, commercial mortgage-backed securities and mortgage- backed securities.

BofA Merrill Lynch BB-B U.S. High Yield Constrained Index

The BofA Merrill Lynch BB-B U.S. High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index

The BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is a measure of the performance of the 3-month U.S. Treasury bill.

Dow Jones Moderate U.S. Relative Risk Portfolio Index

The Dow Jones Moderate U.S. Relative Risk Portfolio Index measures the performance of moderate portfolios based on incremental levels of potential risk and is designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderate U.S. Relative Risk Portfolio Index consists of 60% equities and 40% fixed income.

Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index

The Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index measures the performance of moderately aggressive portfolios based on incremental levels of potential risk and is designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderate U.S. Relative Risk Portfolio Index consists of 80% equities and 20% fixed income.

Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index

The Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index measures the performance of moderately conservative portfolios based on incremental levels of potential risk and is designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderate U.S. Relative Risk Portfolio Index consists of 40% equities and 60% fixed income.

B-1

ADDITIONAL INFORMATION ABOUT THE INDICES (continued)

FTSE EPRA/NAREIT Developed Real Estate Index

The Financial Times/Stock Exchange European Public Real Estate Association/National Association of Real Estate Trusts (“FTSE EPRA/NAREIT”) Developed Real Estate Index is a total-return index comprising eight index families covering the world’s largest investment markets in various currencies, and is designed to track the performance of listed real estate companies and REITs worldwide.

MSCI EAFE Index

The Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”) tracks performance of large cap international equity securities and is widely regarded as the standard for measuring large cap international stock market performance.

Russell 1000® Growth Index

The Russell 1000® Growth Index is an unmanaged index that measures stock performance of those Russell 1000® Index securities with higher price to book ratios and higher forecasted growth values, representative of U.S. securities exhibiting growth characteristics.

Russell 1000® Value Index

The Russell 1000® Value Index tracks the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index

The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index

The Russell 2000® Index measures the performance of the 2,000 companies with the smallest market capitalizations within the Russell 3000® Index (an index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization).

Russell 2000® Value Index

The Russell 2000® Value Index tracks the performance of the small value segment of the U.S. equity universe and includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Value Index

The Russell Midcap® Value Index tracks the performance of the mid-cap value segment of the U.S. equity universe and includes those Russell Midcap® Value Index companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index

The Standard & Poor’s® 500 Index (“S&P 500 Index”) is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

S&P MidCap 400 Index

The Standard & Poor’s® MidCap 400 Index (“S&P MidCap 400 Index”) is a market cap weighted mid cap index, broadly representing the mid cap market in the United States.

B-2

ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) provides more detailed information about the funds and is incorporated into this prospectus by reference. Additional information about the funds’ investments is available in the Trust’s annual and semiannual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. You may obtain free copies of the SAI and the annual and semi-annual reports, request other information and discuss questions about the funds by contacting your agent, or by contacting the funds at the address or telephone number listed below. In addition, you may obtain the SAI, annual and semi-annual reports at the adviser’s website at www.suncapitaladvisers.com.

Sun Capital Advisers Trust
One Sun Life Executive Park
Wellesley Hills, MA 02481

Telephone: 1-800-432-1102 x3330

Investment Adviser	Independent Registered Public Accounting Firm

Sun Capital Advisers LLC	Deloitte & Touche LLP

Principal Underwriter	Administrator, Custodian

Clarendon Insurance Agency, Inc.	State Street Bank and Trust Company

You can review and copy information about the funds (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090. Reports and other information about the funds are also available free from the EDGAR Database on the SEC’s internet website: http://www.sec.gov. You can get text-only copies for a duplicating fee by writing or sending an electronic request to:

Securities and Exchange Commission
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549-1520

e-mail: publicinfo@sec.gov

SUN CAPITAL ADVISERS TRUST

Investment Company Act File No. 811-08879

Prospectus – May 1, 2012

Service Class Shares

ASSET ALLOCATION FUNDS	FIXED INCOME FUNDS
SCSM Ibbotson Balanced Fund Ticker - SIBSX	Sun Capital Investment Grade Bond Fund® Ticker - SGBSX
SCSM Ibbotson Conservative Fund Ticker - SIMSX	Sun Capital Money Market Fund® Ticker - SMSXX
SCSM Ibbotson Growth Fund Ticker - SIGSX	SCSM BlackRock Inflation Protected Bond Fund Ticker - SBISX
EQUITY FUNDS	SCSM Goldman Sachs Short Duration Fund Ticker - SGSDX
SCSM AllianceBernstein International Value Fund Ticker - SABSX	SCSM PIMCO High Yield Fund Ticker - SCPSX
SCSM BlackRock International Index Fund Ticker - SIISX	SCSM PIMCO Total Return Fund Ticker - SPTSX
SCSM BlackRock Large Cap Index Fund Ticker - SOCSX	SPECIALTY FUND
SCSM BlackRock Small Cap Index Fund Ticker - SCOMX	Sun Capital Global Real Estate Fund Ticker - SRESX
SCSM Columbia Small Cap Value Fund Ticker - SDSSX
SCSM Davis Venture Value Fund Ticker - SVVSX
SCSM Goldman Sachs Mid Cap Value Fund Ticker - SGMCX
SCSM Invesco Small Cap Growth Fund Ticker - SASSX
SCSM Lord Abbett Growth & Income Fund Ticker - SCLSX
SCSM WMC Blue Chip Mid Cap Fund Ticker - SBLSX
SCSM WMC Large Cap Growth Fund Ticker - SLGSX

The Securities and Exchange Commission has not approved any fund’s shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

This prospectus relates only to the Service Class shares of Sun Capital Advisers Trust, which are offered through the variable annuity and variable life insurance products for which Service Class shares of the funds serve as investment options. The Initial Class shares of the funds are offered by means of a separate prospectus.

FUND SUMMARY

SCSM Ibbotson Balanced Fund

INVESTMENT GOAL

Long-term capital growth and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Management Fee	0.13%

Distribution (12b-1) Fee	0.25%

Other Expenses	0.06%

Acquired Fund Fees and Expenses	0.72%

Total Annual Fund Operating Expenses [1]	1.16%

[1]

Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 118	$ 368	$ 638	$ 1,409

Portfolio Turnover

The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investments and Strategies

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called “ETFs”). Currently, the adviser or its affiliate, Massachusetts Financial Services Company (“MFS”), serves as investment adviser to all of the underlying funds.

Because this is a balanced allocation fund, the fund’s assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds. One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the “Tactical Fund”), which is offered through the Trust’s Initial Class prospectus and invests in ETFs. The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds. Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund’s investments in the Tactical Fund will serve to shift the fund’s overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

1

FUND SUMMARY

SCSM Ibbotson Balanced Fund (continued)

The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below. The fixed income allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
60%	30% to 70%	40%	30% to 70%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%

International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%

FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%

TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 20%*

*	The subadviser expects to allocate approximately 20% of the fund’s assets to the Tactical Fund. However, this allocation will vary based on changes in market conditions.

2

FUND SUMMARY

SCSM Ibbotson Balanced Fund (continued)

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors. The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS. The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial Inc., and thus under common control. The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund’s investments.

PRINCIPAL RISKS

Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unaffiliated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investments by the fund among those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

3

FUND SUMMARY

SCSM Ibbotson Balanced Fund (continued)

•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.

•

The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•

The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fixed income fund could lose money or underperform other investments if:

•

Interest rates go up, causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•

The issuer or guarantor of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•

During periods of declining interest rates, the issuer of a callable security exercises its option to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs. ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. Many ETFs are not “actively” managed and can invest in the securities included in, or representative of, their underlying indices. ETFs involve certain of the risks described above, as well as the following additional risks:

•

The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

4

FUND SUMMARY

SCSM Ibbotson Balanced Fund (continued)

•

Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.

•

Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.

•

Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indices. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	13.43%	2nd Quarter 2009
Lowest	(11.20)%	3rd Quarter 2011

5

FUND SUMMARY

SCSM Ibbotson Balanced Fund (continued)

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (October 1, 2008)
Fund	(1.81)%	6.57%
Dow Jones Moderate U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	3.32%	7.54%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Ibbotson Associates, Inc.

Portfolio Managers:

	Title with the Subadviser	Manager Since
Peng Chen, Ph.D.	President	2008
Scott Wentsel	Vice President and Senior Portfolio Manager	2008
John Thompson	Vice President and Portfolio Manager	2008
Cindy Galiano	Portfolio Manager	2008

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

6

FUND SUMMARY

SCSM Ibbotson Conservative Fund

INVESTMENT GOAL

Long-term capital growth and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Management Fee	0.13%

Distribution (12b-1) Fee	0.25%

Other Expenses	0.07%

Acquired Fund Fees and Expenses	0.70%

Total Annual Fund Operating Expenses [1]	1.15%

[1]

Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 117	$ 365	$ 633	$ 1,398

Portfolio Turnover

The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called “ETFs”). Currently, the adviser or its affiliate, Massachusetts Financial Services Company (“MFS”), serves as investment adviser to all of the underlying funds.

7

FUND SUMMARY

SCSM Ibbotson Conservative Fund (continued)

Because this is a conservative allocation fund, the fund’s assets will be invested primarily in fixed income funds and, to a lesser extent, equity funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds. One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the “Tactical Fund”), which is offered through the Trust’s Initial Class prospectus and invests in ETFs. The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds. Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund’s investments in the Tactical Fund will serve to shift the fund’s overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below. The fixed income allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
40%	20% to 50%	60%	50% to 80%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%

8

FUND SUMMARY

SCSM Ibbotson Conservative Fund (continued)

FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 50%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 50%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 50%
TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 10%*

*	The subadviser expects to allocate approximately 10% of the fund’s assets to the Tactical Fund. However, this allocation will vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors. The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS. The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial Inc., and thus under common control. The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund’s investments.

PRINCIPAL RISKS

Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

9

FUND SUMMARY

SCSM Ibbotson Conservative Fund (continued)

Although unaffiliated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investments by the fund among those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.

•

The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•

The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fixed income fund could lose money or underperform other investments if:

•

Interest rates go up, causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•

The issuer or guarantor of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•

During periods of declining interest rates, the issuer of a callable security exercises its option to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

10

FUND SUMMARY

SCSM Ibbotson Conservative Fund (continued)

•

During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs. ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. Many ETFs are not “actively” managed and can invest in the securities included in, or representative of, their underlying indices. ETFs involve certain of the risks described above, as well as the following additional risks:

•

The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

•

Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.

•

Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.

•

Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indices. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

11

FUND SUMMARY

SCSM Ibbotson Conservative Fund (continued)

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.51%	3rd Quarter 2009
Lowest	(7.38)%	3rd Quarter 2011

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (October 1, 2008)
Fund	0.63%	5.97%
Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	5.07%	7.76%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Ibbotson Associates, Inc.

Portfolio Managers:

	Title with the Subadviser	Manager Since
Peng Chen, Ph.D	President	2008
Scott Wentsel	Vice President and Senior Portfolio Manager	2008
John Thompson	Vice President and Portfolio Manager	2008
Cindy Galiano	Portfolio Manager	2008

12

FUND SUMMARY

SCSM Ibbotson Conservative Fund (continued)

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

13

FUND SUMMARY

SCSM Ibbotson Growth Fund

INVESTMENT GOAL

Long-term capital growth and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Management Fee	0.13%

Distribution (12b-1) Fee	0.25%

Other Expenses	0.08%

Acquired Fund Fees and Expenses	0.76%

Total Annual Fund Operating Expenses[1]	1.22%

[1]

Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 124	$ 387	$ 670	$ 1,477

Portfolio Turnover

The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities or, as described below, exchange-traded funds (also called “ETFs”). Currently, the adviser or its affiliate, Massachusetts Financial Services Company (“MFS”), serves as investment adviser to all of the underlying funds.

14

FUND SUMMARY

SCSM Ibbotson Growth Fund (continued)

Because this is a growth allocation fund, the fund’s assets will be invested primarily in equity funds and, to a lesser extent, in fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds. One of the underlying funds is the SCSM Ibbotson Tactical Opportunities Fund (the “Tactical Fund”), which is offered through the Trust’s Initial Class prospectus and invests in ETFs. The Tactical Fund can allocate between 0% and 100% of its assets to equity ETFs, with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds. Because the Tactical Fund can readily adjust its allocation between equity and fixed income ETFs in response to changing market conditions, the fund’s investments in the Tactical Fund will serve to shift the fund’s overall allocation between the equity and fixed income asset classes efficiently in response to changing market conditions.

The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the ranges set forth below. The fixed income allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range
80%	50% to 90%	20%	10% to 50%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described below under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM BlackRock Large Cap Index Fund	0% to 30%
SCSM BlackRock Small Cap Index Fund	0% to 30%
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%

International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
SCSM BlackRock International Index Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Markets Equity Portfolio	0% to 20%

Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%

15

FUND SUMMARY

SCSM Ibbotson Growth Fund (continued)

FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%
TACTICAL ALLOCATION FUNDS
SCSM Ibbotson Tactical Opportunities Fund	Approximately 20%*

*	The subadviser expects to allocate approximately 20% of the fund’s assets to the Tactical Fund. However, this allocation will vary based on changes in market conditions.

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors. The subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data, including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or MFS. The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial Inc., and thus under common control. The fund may also invest in underlying funds that are managed by an investment manager not affiliated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund’s investments.

PRINCIPAL RISKS

Investors could lose money on their investment in the fund or the fund could perform less well than other possible investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

16

FUND SUMMARY

SCSM Ibbotson Growth Fund (continued)

Although unaffiliated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investments by the fund among those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.

•

The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•

The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fixed income fund could lose money or underperform other investments if:

•

Interest rates go up, causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•

The issuer or guarantor of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•

During periods of declining interest rates, the issuer of a callable security exercises its option to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

17

FUND SUMMARY

SCSM Ibbotson Growth Fund (continued)

•

During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

ETF investments

Some of the underlying funds, including, in particular, the Tactical Fund, invest in ETFs. ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. Many ETFs are not “actively” managed and can invest in the securities included in, or representative of, their underlying indices. ETFs involve certain of the risks described above, as well as the following additional risks:

•

The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

•

Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.

•

Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.

•

Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indices. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

18

FUND SUMMARY

SCSM Ibbotson Growth Fund (continued)

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.75%	2nd Quarter 2009
Lowest	(14.69)%	3rd Quarter 2011

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (October 1, 2008)
Fund	(3.90)%	6.51%
Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	1.45%	7.04%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Ibbotson Associates, Inc.

Portfolio Managers:

	Title with the Subadviser	Manager Since
Peng Chen, Ph.D	President	2008
Scott Wentsel	Vice President and Senior Portfolio Manager	2008
John Thompson	Vice President and Portfolio Manager	2008
Cindy Galiano	Portfolio Manager	2008

19

FUND SUMMARY

SCSM Ibbotson Growth Fund (continued)

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

20

FUND SUMMARY

SCSM AllianceBernstein International Value Fund

INVESTMENT GOAL

Long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Management Fee	0.63%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and Expense Reimbursement	(0.22)%

Net Annual Fund Operating Expenses [1]	1.01%

[1]

Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 103	$ 369	$ 655	$ 1,469

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

The subadviser may seek to hedge currency exposure or to invest in currencies by taking long or short positions via currency-related derivatives. The fund may enter into derivatives transactions unrelated to currencies, such as options, futures, forwards and swap agreements. The fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and semi-governmental securities, private placements and offers for sale, REITs, income trusts, stapled securities, warrants, rights, and local access products. Local access products are derivatives that, like depositary receipts, enable the fund to invest in foreign markets where direct investments in the securities of specific companies is restricted or

21

FUND SUMMARY

SCSM AllianceBernstein International Value Fund (continued)

expensive. These products are often structured as notes, call options or warrants. An entity will be considered supranational if designated or supported by the national government of one or more countries to promote economic reconstruction or development. Securities will be considered semi-governmental if issued by an entity owned by either a national, state or equivalent government or if issued by such a government jurisdiction without the backing of its full faith and credit and general taxing power.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser uses its fundamental and quantitative research to seek to identify companies whose long-term earnings power is believed by the subadviser not to be reflected in the current market price of their securities.

The subadviser selects investments for the fund using a fundamental value approach to equity investing. This approach generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects. A company’s financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence. In each market, this approach seeks to identify a universe of securities that are considered by the subadviser to be attractively priced relative to their future earnings power.

The subadviser’s proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. When deciding how much of each security to purchase for the fund, the subadviser considers aggregate portfolio characteristics and evaluates overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments. The subadviser uses various portfolio management tools and models to analyze the various risks associated with investment for purposes of constructing a portfolio with a balance of risk and return the subadviser believes to be effective and appropriate for this type of equity portfolio.

A security generally will be sold when it no longer meets appropriate valuation criteria. The sale of a stock that has reached its pre-determined target price may be delayed, however, when the subadviser perceives positive indicators about the security in the near term.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•

Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•	Attempts by the subadviser to hedge foreign currency risk or to profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

•	The market undervalues securities held by the fund for longer than expected.

•	Value stocks fall out of favor with the stock markets relative to growth stocks.

•

The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates, become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionate losses. Derivatives may be subject to counterparty risk to a greater degree than more traditional investments.

22

FUND SUMMARY

SCSM AllianceBernstein International Value Fund (continued)

•

The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally. REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	25.85%	2nd Quarter 2009
Lowest	(22.30)%	3rd Quarter 2011

23

FUND SUMMARY

SCSM AllianceBernstein International Value Fund (continued)

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (October 1, 2008)
Fund	(16.46)%	(3.35)%
MSCI-EAFE Index (reflects no deduction for fees or expenses)	(12.14)%	(0.04)%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: AllianceBernstein L.P.

Portfolio Managers:

	Title with the Subadviser	Manager Since
Sharon E. Fay, CFA	Executive Vice President and Head of Bernstein Value Equities, CIO Global Value Equities, and Chair of Global Value Investment Policy Group	2008
Kevin F. Simms	Senior Vice President and CIO of International Value Equities	2008
Avi Lavi	Global Director of Value Research and CIO of UK and European Value Equities	2012
Takeo Aso, CFA	EAFE Director of Value Research and Co-Director of Research for Japan Value Equities	2012

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

24

FUND SUMMARY

SCSM BlackRock International Index Fund

INVESTMENT GOAL

To match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of fund expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Management Fee	0.40%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.95%
Total Annual Fund Operating Expenses	1.60%
Fee Waiver and Expense Reimbursement	(0.74)%

Net Annual Fund Operating Expenses [1]	0.86%

[1]

Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 88	$ 432	$ 801	$ 1,838

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The fund will be substantially invested in securities in the MSCI EAFE Index, and will invest primarily in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index.

25

FUND SUMMARY

SCSM BlackRock International Index Fund (continued)

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in a statistically selected sample of equity securities included in the MSCI EAFE Index. The fund may also invest in derivative instruments, primarily equity index futures, linked to the MSCI EAFE Index and corresponding countries within the Index in order to invest cash pending its investment in stocks. Under normal circumstances, the subadviser will invest in all of the countries represented in the MSCI EAFE Index. The subadviser may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:

•	Foreign stock markets go down or perform poorly relative to other types of investments.

•	If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

•	The prospects of individual companies in which the fund invests change adversely.

•	An adverse event depresses the value of a particular stock or industry in which the fund invests.

•	The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the MSCI EAFE Index proves to be imperfect or unsuccessful.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•

Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•	Settlement and clearance procedures in certain foreign markets result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments

•	The value of dividends or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•

Limited regulatory oversight of certain foreign banks or securities depositaries that hold foreign securities and foreign currency limit the fund’s ability to recover such assets if a foreign bank or depository or their agents go bankrupt.

•	The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing the total return of the fund’s Service Class shares over the past year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

26

FUND SUMMARY

SCSM BlackRock International Index Fund (continued)

Year-by-year total returns for Service Class shares

(Full calendar years since November 15, 2010 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	4.02%	4th Quarter 2011
Lowest	(20.15)%	3rd Quarter 2011

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (November 15, 2010)
Fund	(12.70)%	(8.43)%

MSCI-EAFE Index (reflects no deduction for fees or expenses)	(12.14)%	(9.37)%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: BlackRock Investment Management, LLC

Portfolio Managers:

	Title with the Subadviser	Manager Since
Christopher Bliss, CFA	Managing Director	2011
Edward Corallo, CFA	Managing Director	2010
Greg Savage, CFA	Managing Director	2012

27

FUND SUMMARY

SCSM BlackRock International Index Fund (continued)

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

28

FUND SUMMARY

SCSM BlackRock Large Cap Index Fund

INVESTMENT GOAL

To match the performance of the Standard & Poor’s® 500 Index (the “S&P 500”) as closely as possible before the deduction of fund expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Management Fee	0.35%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses [1]	0.81%
Fee Waiver and Expense Reimbursement	(0.05)%

Net Annual Fund Operating Expenses [2]	0.76%

[1]

Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

[2]

Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 78	$ 254	$ 445	$ 997

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500. Under normal conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large capitalization companies. For this purpose, large capitalization companies are considered to be those having a market capitalization, at the time the fund makes an investment, within the range of the market capitalization of the companies in the S&P 500. As of December 31, 2011, the market capitalization range of companies in the S&P 500 was $1.2 billion to $406.3 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

29

FUND SUMMARY

SCSM BlackRock Large Cap Index Fund (continued)

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in the common stocks represented in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. The subadviser may also invest in derivative instruments, primarily equity index futures, linked to the S&P 500 in order to invest cash pending its investment in stocks. At times, the subadviser may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. At those times, the subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.

•	If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

•	The prospects of individual companies in which the fund invests change adversely.

•	An adverse event depresses the value of a particular stock or industry in which the fund invests.

•	The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the S&P 500 proves to be imperfect or unsuccessful.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•	The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from an active management large capitalization strategy to a passive index strategy. The performance results presented in the following tables and bar chart for the periods prior to November 15, 2010 do not, therefore, reflect the fund’s current strategy.

30

FUND SUMMARY

SCSM BlackRock Large Cap Index Fund (continued)

Year-by-year total returns for Service Class shares

(Full calendar years since February 1, 2004 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	15.58%	3rd Quarter 2009
Lowest	(19.68)%	4th Quarter 2008

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Five Years	Since Inception (February 1, 2004)
Fund	1.17%	(3.41)%	1.54%
S&P 500 Index (reflects no deduction for fees or expenses)	2.11%	(0.25)%	3.43%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: BlackRock Investment Management, LLC

Portfolio Managers:

	Title with the Subadviser	Manager Since
Christopher Bliss, CFA	Managing Director	2011
Edward Corallo, CFA	Managing Director	2010

31

FUND SUMMARY

SCSM BlackRock Large Cap Index Fund (continued)

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

32

FUND SUMMARY

SCSM BlackRock Small Cap Index Fund

INVESTMENT GOAL

To match the performance of the Russell 2000 Index® (the “Russell 2000”) as closely as possible before the deduction of fund expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Management Fee	0.38%

Distribution (12b-1) Fee	0.25%

Other Expenses	0.32%

Total Annual Fund Operating Expenses [1]	0.95%

Fee Waiver and Expense Reimbursement	(0.09)%

Net Annual Fund Operating Expenses [2]	0.86%

[1]

Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

[2]

Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 88	$ 294	$ 517	$ 1,158

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. For this purpose, small capitalization companies are considered to be those having a market capitalization, at the time the fund makes an investment, within the range of the market capitalization of the companies in the Russell 2000. As of December 31, 2011, the market capitalization range of companies in the Russell 2000 was $37 million to $3.7 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

33

FUND SUMMARY

SCSM BlackRock Small Cap Index Fund (continued)

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in a statistically selected sample of stocks included in the Russell 2000. The subadviser may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The subadviser may also invest in derivative instruments, primarily equity index futures, linked to the Russell 2000 in order to invest cash pending its investment in stocks. The subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole. When making such choices, the subadviser will not attempt to judge the relative merits of any specific investment, but will select investments based solely on their ability to achieve the subadviser’s goal of minimizing tracking error relative to the benchmark while also minimizing transaction costs.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.

•	If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

•	The prospects of individual companies in which the fund invests change adversely.

•	An adverse event depresses the value of a particular stock or industry in which the fund invests.

•	The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the Russell 2000 proves to be imperfect or unsuccessful.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.

•	The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from an active management small capitalization strategy to a passive index strategy. The performance results presented in the following tables and bar chart for the periods prior to November 15, 2010 do not, therefore, reflect the fund’s current strategy.

34

FUND SUMMARY

SCSM BlackRock Small Cap Index Fund (continued)

Year-by-year total returns for Service Class shares

(Full calendar years since May 1, 2006 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	31.20%	2nd Quarter 2009
Lowest	(26.91)%	4th Quarter 2008

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Five Years	Since Inception (May 1, 2006)
Fund	(5.09)%	(0.54)%	(0.39)%
Russell 2000® Index (reflects no deduction for fees or expenses)	(4.18)%	0.15%	0.81%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: BlackRock Investment Management, LLC

Portfolio Managers:

	Title with the Subadviser	Manager Since
Christopher Bliss, CFA	Managing Director	2011
Edward Corallo, CFA	Managing Director	2010

35

FUND SUMMARY

SCSM BlackRock Small Cap Index Fund (continued)

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

36

FUND SUMMARY

SCSM Columbia Small Cap Value Fund

INVESTMENT GOAL

Long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Management Fee	0.90%

Distribution (12b-1) Fee	0.25%

Other Expenses	0.33%

Total Annual Fund Operating Expenses	1.48%

Fee Waiver and Expense Reimbursement	(0.07)%

Net Annual Fund Operating Expenses [1]	1.41%

[1]

Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 144	$ 461	$ 801	$ 1,762

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies that Columbia Management Investment Advisers, LLC, the fund’s subadviser, believes to be undervalued. The subadviser considers small capitalization companies to be companies that, at the time of purchase, have market capitalizations in the range of the companies in the Russell 2000® Value Index (between $37 million and $3.7 billion as of December 31, 2011). This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts (“ADRs”). The fund may invest in real estate investment trusts (“REITs”).

37

FUND SUMMARY

SCSM Columbia Small Cap Value Fund (continued)

The subadviser may sell a security when its price reaches a target that is based on a risk-adjusted return expectation over the subadviser’s time horizon; if the subadviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or if the security appreciates to a market capitalization larger than that of the largest market capitalization in the benchmark. The subadviser may also sell a security to reduce the fund’s holding when it grows larger than the security’s weighting in the benchmark or for other reasons.

How Investments Are Selected

The subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the fund’s portfolio. The subadviser considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects or other factors;

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

•	a company’s current operating margins relative to its historic range and future potential; and

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.

•	The fund’s value investment style and small cap focus do not produce favorable results relative to market trends.

•

Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•

ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•

The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally. REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.

•

The fund has a significant portion of its assets invested in securities of companies conducting business in the same industry or in a closely related group of industries within an economic sector, which could make the fund more vulnerable to unfavorable developments in an industry or sector than funds that invest more broadly.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

38

FUND SUMMARY

SCSM Columbia Small Cap Value Fund (continued)

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Columbia Management Investment Advisers, LLC became the fund’s subadviser on May 1, 2010.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.29%	2nd Quarter 2009
Lowest	(21.52)%	3rd Quarter 2011

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (October 1, 2008)
Fund	(6.50)%	5.15%
Russell 2000® Value Index (reflects no deduction for fees or expenses)	(5.50)%	1.97%

39

FUND SUMMARY

SCSM Columbia Small Cap Value Fund (continued)

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Columbia Management Investment Advisers, LLC

Portfolio Managers:

	Title with the Subadviser	Manager Since
Stephen D. Barbaro, CFA	Senior Portfolio Manager	2010
John S. Barrett, CFA	Portfolio Manager	2011
Jeremy H. Javidi, CFA	Senior Portfolio Manager	2010

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

40

FUND SUMMARY

SCSM Davis Venture Value Fund

INVESTMENT GOAL

Growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Management Fee	0.75%

Distribution (12b-1) Fee	0.25%

Other Expenses	0.11%

Total Annual Fund Operating Expenses	1.11%

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 113	$ 353	$ 612	$ 1,352

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund invests primarily in the common stock of large capitalization U.S. companies with market capitalizations of at least $10 billion at the time of purchase.

How Investments Are Selected

The investment philosophy of the fund’s investment subadviser, Davis Selected Advisers, L.P. (“Davis Advisors”), is to select common stocks of growing companies at value prices and to hold them for the long term. Davis Advisors uses extensive research to seek overlooked companies with sustainable growth rates that currently sell at modest price-earnings multiples. The fund may invest up to 20% of its total assets in foreign securities, not including American Depositary Receipts (“ADRs”), American Depositary Shares, or U.S. dollar denominated securities of foreign issuers.

41

FUND SUMMARY

SCSM Davis Venture Value Fund (continued)

In selecting securities for the fund, Davis Advisors looks for companies with some or all of the following characteristics:

First Class Management

•	Proven track record

•

Significant alignment of management’s and investor’s interest in business (e.g., through significant stock ownership by directors and officers or through compensation incentives tied to company performance)

•	Intelligent application of capital (financial resources are invested in a manner likely to increase the company’s profitability and benefit shareholders)

Strong Financial Condition and Satisfactory Profitability

•	Strong balance sheet

•	Low cost structure

•	High returns on capital

Strong Competitive Positioning

•	Products and services that are unlikely to become obsolete

•	Dominant or growing market share

•	Global presence and brand names

The fund historically has invested a significant portion of its assets in the financial services sector.

While Davis Advisors plans on holding securities for the long term, it will consider selling a security if the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the security is no longer attractive. Criteria may include deteriorating fundamentals, a negative change in management or strategy, misinformation, excessive valuations, more attractive opportunities, or similar criteria.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Value stocks fall out of favor with the stock market relative to growth stocks.

•	Large capitalization stocks underperform relative to small or mid-capitalization stocks.

•	The market undervalues the stocks held by the fund for longer than expected.

•	Companies in the fund’s portfolio fail to achieve earnings estimates or other market expectations, causing their stock prices to fall.

•

Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•

ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

42

FUND SUMMARY

SCSM Davis Venture Value Fund (continued)

Risks of investing in the financial services sector include:

•	Financial services companies may suffer a setback if regulators change the rules under which they operate.

•	Unstable and/or rising interest rates may have a disproportionate effect on financial services companies.

•

Some financial services companies may have loan portfolios concentrated in a particular industry, such as a high level of loans to real estate developers, which make them vulnerable to economic conditions that affect that industry.

•	Some financial services companies may suffer from the increasingly competitive environment in which they operate.

•	Some financial services companies may have credit exposures that under certain circumstances could result in a substantial loss (e.g., sub-prime loans).

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since May 1, 2006 inception)

43

FUND SUMMARY

SCSM Davis Venture Value Fund (continued)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	19.56%	2nd Quarter 2009
Lowest	(23.53)%	4th Quarter 2008

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Five Years	Since Inception (May 1, 2006)
Fund	(4.02)%	(2.08)%	(0.23)%

S&P 500 Index (reflects no deduction for fees or expenses)	2.11%	(0.25)%	1.41%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Davis Selected Advisers, L.P.

Portfolio Managers:

	Title with the Subadviser	Manager Since
Christopher C. Davis	Chairman and Portfolio Manager	2000
Kenneth C. Feinberg	Portfolio Manager	2000

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

44

FUND SUMMARY

SCSM Goldman Sachs Mid Cap Value Fund

INVESTMENT GOAL

Long-term total return on capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Unified Management Fee	1.05%

Distribution (12b-1) Fee	0.25%

Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.31%

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 133	$ 415	$ 718	$ 1,579

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded or headquartered in the United States. The fund’s subadviser anticipates that, under normal circumstances, the fund will invest at least 90% of its net assets in such equity investments. The fund seeks to maximize return while maintaining risk, style, capitalization and characteristics similar to those of its benchmark, the Russell Midcap® Value Index. The index is designed to represent an investible universe of mid cap companies with low earnings growth expectations. The fund uses public market capitalizations (based upon unrestricted shares available for trading) to identify companies with capitalizations similar to those within the range of the market capitalizations of companies included in the Russell Midcap® Value Index at the time of investment. As of December 31, 2011, the market capitalization range of companies in the Russell Midcap® Value Index was $117 million to $20.49 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range. The fund is not required to limit its investments to securities included in the Russell Midcap® Value Index.

45

FUND SUMMARY

SCSM Goldman Sachs Mid Cap Value Fund (continued)

How Investments Are Selected

The key investment strategies of Goldman Sachs Asset Management, L.P., the fund’s subadviser, include:

•	Using proprietary quantitative models to evaluate companies’ fundamental characteristics; these techniques emphasize stock selection, portfolio construction and efficient implementation.

•

Selecting stocks by employing a proprietary model to forecast expected returns for a universe of over 4,000 U.S. stocks on a daily basis. This model is based on six investment themes – Valuation, Profitability, Quality, Management, Momentum and Sentiment – chosen because the subadviser believes they:

•	Offer fundamental investment appeal,

•	Demonstrate a statistically significant ability to forecast returns,

•	Work well in different kinds of market environments and across different kinds of stocks, and

•	Contribute to excess return as demonstrated by attribution from portfolio simulations.

In addition, since the correlations between the themes are low, the subadviser believes each should bring new information to the overall evaluation of a stock’s attractiveness and contribute to a better buy/sell decision on each stock.

•	Identifying and measuring comparative risks between equity investments through the use of models in an effort to construct the most efficient risk/return portfolio.

•	Designing trading strategies to minimize total transaction costs to the fund.

The subadviser will not consider the fund’s portfolio turnover rate a limiting factor in making investment decisions for the fund, and the portfolio’s investment style may result in frequent trading and relatively high portfolio turnover. The turnover may be higher or lower than 100%, depending on market conditions and changes to the composition of the benchmark index.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.

•

Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price. Since they often have narrower markets and more limited managerial and financial resources than larger, more established companies, performance of the securities of mid capitalization companies can be more volatile and face greater risk of business failure, which could increase the volatility of the fund’s portfolio.

•	The value of securities in the fund’s portfolio decreases in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

•

The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•

Investments selected using the subadviser’s proprietary quantitative models perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and/or technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).

46

FUND SUMMARY

SCSM Goldman Sachs Mid Cap Value Fund (continued)

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.50%	3rd Quarter 2009
Lowest	(17.29)%	3rd Quarter 2011

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (March 7, 2008)
Fund	2.34%	2.26%

Russell Midcap® Value Index (reflects no deduction for fees or expenses)	(1.38)%	3.26%

47

FUND SUMMARY

SCSM Goldman Sachs Mid Cap Value Fund (continued)

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Goldman Sachs Asset Management, L.P.

Portfolio Managers:

	Title with the Subadviser	Manager Since
Ronald Hua, CFA	Managing Director, CIO of Equity Alpha Strategies for Quantitative Investment Strategies team	2011
Len Ioffe, CFA	Managing Director	2011

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

48

FUND SUMMARY

SCSM Invesco Small Cap Growth Fund

INVESTMENT GOAL

Long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Management Fee	0.95%

Distribution (12b-1) Fee	0.25%

Other Expenses	0.41%

Total Annual Fund Operating Expenses	1.61%

Fee Waiver and Expense Reimbursement	(0.20)%

Net Annual Fund Operating Expenses [1]	1.41%

[1]

Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 144	$ 488	$ 857	$ 1,894

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2011, the largest market capitalization resulting from this formula was $5.1 billion. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently exceeds this size.

In complying with its 80% investment policy, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments.

49

FUND SUMMARY

SCSM Invesco Small Cap Growth Fund (continued)

The fund may invest up to 25% of its total assets in securities issued by issuers outside of the U.S. or other securities representing underlying securities of foreign issuers, such as American Depositary Receipts (“ADRs”) and securities denominated in foreign currencies. The fund may also invest in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser’s portfolio managers seek to identify those companies that have strong earnings growth or demonstrate other potential for growth of capital as further described below.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the fund with the Russell 2000® Growth Index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

•

Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry. Attractive industries are those with higher purchaser demand, those driven by macroeconomic or demographic trends, those industry niches taking market share from fragmented or mature industries, and those industries that allow for differentiation, added value and pricing flexibility.

•

Valuation analysis focuses on identifying attractively valued securities, based upon their growth potential over a one- to two-year time horizon. Portfolio managers focus on the price to earnings ratio, and the price-to-earnings metric they use is based on their estimate of the long-term growth rate.

•

Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The portfolio managers consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.

•	The fund’s growth-oriented investment style and small cap focus do not produce favorable results relative to market trends.

•

Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•	The value of dividends or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•

ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•

Convertible securities are affected by: market interest rates, the risk that the issuer may default on interest or principal payments, and the value of the underlying common stock into which these securities may be converted.

50

FUND SUMMARY

SCSM Invesco Small Cap Growth Fund (continued)

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	18.30%	2nd Quarter 2009
Lowest	(20.96)%	3rd Quarter 2011

51

FUND SUMMARY

SCSM Invesco Small Cap Growth Fund (continued)

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (October 1, 2008)
Fund	(1.20)%	6.45%
Russell 2000® Growth Index (reflects no deduction for fees or expenses)	(2.91)%	6.38%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Invesco Advisers, Inc.

Portfolio Managers:

	Title with the Subadviser	Manager Since
Juliet Ellis	Lead Portfolio Manager	2008
Juan Hartsfield	Portfolio Manager	2008
Clay Manley	Portfolio Manager	2008

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

52

FUND SUMMARY

SCSM Lord Abbett Growth & Income Fund

INVESTMENT GOAL

Long-term growth of capital and income without excessive fluctuations in market value.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Unified Management Fee	0.87%

Distribution (12b-1) Fee	0.25%

Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.13%

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 115	$ 359	$ 622	$ 1,375

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index. As of December 31, 2011, the market capitalization range of companies in the Russell 1000® Index was $36.0 million to $417.5 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the fund’s subadviser believes are undervalued. The fund may invest up to 10% of its net assets in securities issued by foreign companies that primarily are traded outside of the U.S. The fund may invest without limitation in securities of companies that are incorporated or organized under the laws of jurisdictions outside of the U.S., but primarily traded on a U.S. securities exchange, including American Depositary Receipts (“ADRs”) and similar depositary receipts.

53

FUND SUMMARY

SCSM Lord Abbett Growth & Income Fund (continued)

How Investments Are Selected

The key investment strategies of Lord, Abbett & Co. LLC, the fund’s subadviser, include:

•

Investing in companies that the subadviser believes have been undervalued by the market and are selling at reasonable prices in relation to the subadviser’s assessment of their potential or intrinsic value. A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential. In addition, a company may be undervalued because it may be temporarily out of favor by the market.

•	Investing in large, seasoned companies that tend to be less volatile than smaller companies.

•	Monitoring company fundamentals, market and economic environments, and valuation targets to determine when to sell portfolio holdings.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	The prospects of individual companies in which the fund invests change.

•	Large capitalization value stocks underperform relative to small or mid capitalization stocks or growth stocks.

•	Due to investments in multinational companies, the fund experiences greater market, liquidity, currency, political, information and other risks.

•	The market undervalues the stocks held by the fund for longer than expected.

•	Securities judged to be undervalued are actually appropriately priced.

•

Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•

ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

54

FUND SUMMARY

SCSM Lord Abbett Growth & Income Fund (continued)

Year-by-year total returns for Service Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	17.77%	2nd Quarter 2009
Lowest	(17.35)%	3rd Quarter 2011

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (March 7, 2008)
Fund	(6.40)%	(2.26)%
Russell 1000® Value Index (reflects no deduction for fees or expenses)	0.39%	(0.57)%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Lord, Abbett & Co. LLC

Portfolio Managers:

	Title with the Subadviser	Manager Since
Robert P. Fetch, CFA	Partner and Director of Domestic Equity Portfolio Management	2010

55

FUND SUMMARY

SCSM Lord Abbett Growth & Income Fund (continued)

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

56

FUND SUMMARY

SCSM WMC Blue Chip Mid Cap Fund

INVESTMENT GOAL

Long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Management Fee	0.80%

Distribution (12b-1) Fee	0.25%

Other Expenses	0.16%

Total Annual Fund Operating Expenses	1.21%

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 123	$ 384	$ 665	$ 1,466

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities with, at the time of purchase, market capitalizations within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. As of December 31, 2011, the market capitalization range of companies in the Russell MidCap® Index was $42 million to $20.5 billion. As of December 31, 2011, the market capitalization range of companies in the S&P MidCap 400 Index was $490 million to $7.5 billion. These ranges vary daily. The fund is not required to sell a security if the issuer’s capitalization changes so that it is no longer within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. The fund may invest up to 20% of its net assets in foreign securities not listed or traded on a U.S. exchange or quoted market.

How Investments Are Selected

The fund is broadly diversified by industry and company. The fund favors high-quality, well-established mid cap companies. These are companies with attributes such as a leadership position within an industry, a strong balance sheet, a high return on equity, and/or a strong management team.

57

FUND SUMMARY

SCSM WMC Blue Chip Mid Cap Fund (continued)

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”), uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for consistency with the fund’s philosophy and process. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Mid-capitalization companies fall out of favor with investors.

•

Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price. Since they often have narrower markets and more limited managerial and financial resources than larger, more established companies, performance of the securities of mid capitalization companies can be more volatile and face greater risk of business failure, which could increase the volatility of the fund’s portfolio.

•	The fund’s investment style and mid-capitalization focus do not produce favorable results relative to market trends.

•	The fund misses out on an investment opportunity because its assets are invested in lower performing investments.

•

Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

58

FUND SUMMARY

SCSM WMC Blue Chip Mid Cap Fund (continued)

Year-by-year total returns for Service Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	15.18%	3rd Quarter 2009
Lowest	(22.59)%	3rd Quarter 2011

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (March 7, 2008)
Fund	(8.03)%	2.16%
S&P MidCap 400 Index (reflects no deduction for fees or expenses)	(1.73)%	5.50%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Wellington Management Company, LLP

Portfolio Manager:

	Title with the Subadviser	Manager Since
Philip W. Ruedi, CFA	Senior Vice President and Equity Portfolio Manager	2011
Mark A. Whitaker, CFA	Vice President and Equity Portfolio Manager	2012

59

FUND SUMMARY

SCSM WMC Blue Chip Mid Cap Fund (continued)

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

60

FUND SUMMARY

SCSM WMC Large Cap Growth Fund

INVESTMENT GOAL

Long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Management Fee	0.75%

Distribution (12b-1) Fee	0.25%

Other Expenses	0.16%

Total Annual Fund Operating Expenses	1.16%

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 118	$ 368	$ 638	$ 1,409

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund normally invests primarily in common stocks. The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Growth Index). The size of the companies in this index changes with market conditions and the composition of the index. The fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts (“ADRs”), American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

How Investments Are Selected

The fund invests primarily in common stocks of growth-oriented companies. Each stock is evaluated and ranked on a consistent set of growth, valuation, and quality criteria.

61

FUND SUMMARY

SCSM WMC Large Cap Growth Fund (continued)

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”), uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Growth stocks fall out of favor with the stock markets relative to value stocks.

•	Large capitalization stocks underperform relative to small or mid-capitalization stocks.

•	The fund's investment style and large-capitalization focus do not produce favorable results relative to market trends.

•	The fund misses out on an investment opportunity because its assets are invested in lower performing investments.

•

Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•

ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•	The subadviser's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Wellington Management Company, LLP became the fund’s subadviser on August 1, 2008.

62

FUND SUMMARY

SCSM WMC Large Cap Growth Fund (continued)

Year-by-year total returns for Service Class shares

(Full calendar years since May 1, 2006 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.67%	2nd Quarter 2009
Lowest	(22.61)%	4th Quarter 2008

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Five Years	Since Inception (May 1, 2006)
Fund	(4.80)%	(1.54)%	(1.40)%
Russell 1000® Growth Index (reflects no deduction for fees or expenses)	2.64%	2.50%	3.25%

63

FUND SUMMARY

SCSM WMC Large Cap Growth Fund (continued)

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Wellington Management Company, LLP

Portfolio Manager:

	Title with the Subadviser	Manager Since
Paul E. Marrkand, CFA	Senior Vice President and Equity Portfolio Manager	2008

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

64

FUND SUMMARY

Sun Capital Investment Grade Bond Fund®

INVESTMENT GOAL

The fund’s investment objective is to seek high current income consistent with relative stability of principal.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Management Fee	0.60%

Distribution (12b-1) Fee	0.25%

Other Expenses	0.11%

Total Annual Fund Operating Expenses	0.96%

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 98	$ 306	$ 531	$ 1,178

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 96% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities, including those issued by:

•	U.S. and foreign companies, including companies in emerging market countries

•	The U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities

•	Foreign governments, including governments of emerging market countries

Credit Quality

The fund invests at least 80% of its net assets in investment grade fixed income securities. The fund may invest up to 20% of its assets in high yield or junk bonds rated at least B by one rating agency or unrated bonds of equivalent quality as determined by the adviser.

65

FUND SUMMARY

Sun Capital Investment Grade Bond Fund® (continued)

Duration Target

The portfolio’s average dollar-weighted duration is generally within plus or minus one year of the effective duration of the Barclays Capital U.S. Aggregate Bond Index, which was 4.95 years as of December 31, 2011. (Duration is a measure of interest rate sensitivity.) There is no limit on the maturity or duration of individual securities.

How Investments Are Selected

The adviser selects investments for the fund’s portfolio by:

•	Analyzing the credit quality, yield, and investment risk of individual securities in order to estimate their relative value and attractiveness.

•

Identifying sectors (such as corporate securities, government securities, mortgage-backed securities or asset-backed securities) and maturity ranges that appear to be temporarily underpriced and, therefore, offer favorable yields given their interest rate sensitivity and other risks.

•	Considering whether a particular investment is consistent with the fund’s targets for portfolio duration, maturity distribution and issuer and sector diversification.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•

The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•

The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•

The fund’s investments in mortgage-backed or asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•

The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

66

FUND SUMMARY

Sun Capital Investment Grade Bond Fund® (continued)

•

An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Rating agencies, on which the adviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	The adviser’s judgments about future economic trends or the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since February 1, 2004 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.09%	2nd Quarter 2009
Lowest	(7.71)%	4th Quarter 2008

67

FUND SUMMARY

Sun Capital Investment Grade Bond Fund® (continued)

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Five Years	Since Inception (February 1, 2004)
Fund	6.77%	4.58%	4.39%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	7.84%	6.50%	5.39%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Portfolio Manager:

	Title with the Adviser	Manager Since
Jill A. Fields	Senior Managing Director	2011

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

68

FUND SUMMARY

Sun Capital Money Market Fund®

INVESTMENT GOAL

Maximizing current income, consistent with maintaining liquidity and preserving capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Management Fee	0.50%

Distribution (12b-1) Fee	0.25%

Other Expenses	0.15%

Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses [1]	0.91%

Fee Waiver and Expense Reimbursement	(0.14)%

Net Annual Fund Operating Expenses [2]	0.77%

[1]

Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

[2]

Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 79	$ 276	$ 490	$ 1,107

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund invests exclusively in high quality U.S. dollar-denominated money market securities, including those issued by:

•	U.S. and foreign banks

•	Corporate issuers

•	The U.S. government and its agencies and instrumentalities

•	Foreign governments

•	Multinational organizations such as the World Bank

The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers’ acceptances, asset-backed securities, repurchase agreements, and other short-term debt securities permitted as an investment for a money market fund.

69

FUND SUMMARY

Sun Capital Money Market Fund® (continued)

Minimum Credit Quality

Assigned to the top tier short-term rating category by Moody’s, S&P or Fitch or, if unrated, determined to be of equivalent quality by the adviser.

Maximum Maturity

Average dollar weighted portfolio maturity of 60 days or less.

How Investments Are Selected

The adviser selects for the fund’s portfolio those securities that appear to offer the best relative value based on an analysis of their credit quality, interest rate sensitivity, yields, and prices. To take advantage of changing yield differentials, the fund may overweight securities in particular sectors of the short-term debt market while maintaining overall issuer and sector diversification.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Investors could lose money if any of the following occurs:

•	The issuer or guarantor of securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	There is a sudden or sharp increase in interest rates, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk.

•

Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•	The fund’s investments in asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk.

•

Rating agencies, on which the adviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	The adviser’s judgments about future economic trends or the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices or the liquidity of securities in the fund’s portfolio decline as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

70

FUND SUMMARY

Sun Capital Money Market Fund® (continued)

Year-by-year total returns for Service Class shares

(Full calendar years since April 25, 2005 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.16%	3rd Quarter 2007
Lowest	0.00%	4th Quarter 2011

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Five Years	Since Inception (April 25, 2005)
Fund	0.00%	1.31%	1.91%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees or expenses)	0.10%	1.49%	2.17%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

71

FUND SUMMARY

Sun Capital Money Market Fund® (continued)

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

72

FUND SUMMARY

SCSM BlackRock Inflation Protected Bond Fund

INVESTMENT GOAL

Maximum real return, consistent with preservation of real capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Unified Management Fee	0.65%

Distribution (12b-1) Fee	0.25%

Other Expenses	0.01%

Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses [1]	0.92%

[1]

Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 94	$ 293	$ 509	$ 1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 430% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government and based on its economy.

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund.

The fund’s average portfolio duration will normally vary between plus or minus 20% of the duration of the fund’s benchmark, the Barclays Capital Global Real: U.S. Tips Index (which was 8.05 years as of December 31, 2011). The fund may invest up to 20% of its assets, collectively, in high yield securities (junk bonds) or securities of emerging market issuers.

73

FUND SUMMARY

SCSM BlackRock Inflation Protected Bond Fund (continued)

The fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund may frequently purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and, to a lesser extent, investment grade corporate bonds. The fund may engage in active and frequent trading to try to achieve its investment objective and may, at times, have portfolio turnover in excess of 100% annually.

The fund may, when consistent with its investment goal, buy or sell options or futures, or enter into credit default swaps, total return swaps, interest rate or foreign currency transactions, including swaps (collectively known as derivatives). The fund typically uses derivatives as a substitute for taking a position in the underlying asset (in which case they may be counted towards the fund’s policy of investing at least 80% of its net assets in inflation-indexed bonds) and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

High yield securities acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be of similar quality as determined by the fund’s subadviser management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. High yield securities may be in default at time of purchase.

How Investments Are Selected

The fund’s subadviser, BlackRock Financial Management, Inc., purchases securities for the fund when its portfolio management team believes the securities have the potential for above average real return. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

To a lesser extent, the subadviser seeks to enhance returns by anticipating the direction of interest rate movements and selecting investments accordingly. The subadviser uses a historical perspective to identify securities and sectors that show below average risk for their return historically, or above average reward for the risk historically. This is a time-tested process that merges the subadviser’s technological capabilities with its human capital to identify securities the subadviser believes will have the potential for above average return.

A security will be sold if, in the opinion of the subadviser’s portfolio management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

PRINCIPAL RISKS

The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds. Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•

The index measuring inflation falls. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

•

The prices throughout the economy could decline over time causing deflation, which is the opposite of inflation. If inflation is negative, the principal amount of an inflation protected bond will decline and could result in losses for the fund.

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•

The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

74

FUND SUMMARY

SCSM BlackRock Inflation Protected Bond Fund (continued)

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•

The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•

The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•

The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•

The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.

•

An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•

The fund’s non-diversified status, which means that the fund can invest a higher percentage of its assets in any one issuer than a diversified fund, magnifies the fund’s losses from adverse events affecting a particular issuer or industry.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

75

FUND SUMMARY

SCSM BlackRock Inflation Protected Bond Fund (continued)

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	3.95%	3rd Quarter 2011
Lowest	(1.33)%	4th Quarter 2010

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (October 1, 2008)
Fund	11.70%	7.30%
Barclays Capital Global Real Index: U.S. TIPS (reflects no deduction for fees or expenses)	12.56%	8.07%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: BlackRock Financial Management, Inc.

Portfolio Managers:

	Title with the Subadviser	Manager Since
Martin Hegarty	Managing Director	2010
Brian Weinstein	Managing Director	2008

76

FUND SUMMARY

SCSM BlackRock Inflation Protected Bond Fund (continued)

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

77

FUND SUMMARY

SCSM Goldman Sachs Short Duration Fund

INVESTMENT GOAL

Primary: High-level of current income.

Secondary: Capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Unified Management Fee	0.64%

Distribution (12b-1) Fee	0.25%

Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.90%

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 92	$ 287	$ 498	$ 1,108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 154% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. Normally, the fund invests in investment grade securities (i.e., rated BBB-Baa or higher or, if unrated, of comparable credit quality, as determined by the fund’s subadviser, Goldman Sachs Asset Management, L.P.).

Generally, the fund’s subadviser expects to track the duration of the Barclays Capital 1-3 Year U.S. Government/Credit Index (which was 1.88 years as of December 31, 2011) plus or minus one year, although individual securities held by the fund may have short, intermediate and long terms to maturity.

The fund invests principally in U.S. and non-U.S. government (foreign) securities, corporate debt securities—both foreign and domestic, mortgage-related securities, repurchase agreements collateralized by U.S. government securities and derivatives. All of the fund’s investments will be denominated in U.S. dollars.

78

FUND SUMMARY

SCSM Goldman Sachs Short Duration Fund (continued)

U.S. government securities include U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Mortgage-related securities include mortgage pass-through securities, asset-backed securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities, and mortgage dollar rolls. Mortgage-related securities may be U.S. government securities or non-U.S. government securities and may be based on or collateralized by fixed or adjustable rate mortgage loans or securities. Corporate debt securities include, but are not limited to, Eurobonds and Yankees issued by foreign entities, and preferred stocks.

The fund may invest up to 30% of its net assets in foreign securities, including, but not limited to, securities issued or guaranteed by foreign governments, their agencies (including securities of corporate issuers where the principal or interest are government guaranteed) or instrumentalities, and foreign corporate debt securities. Within the overall 30% limit on foreign securities, the fund may invest up to 10% of its net assets in non-covered foreign corporate debt securities and up to 15% of its net assets in covered debt securities.

How Investments Are Selected

The key investment strategies of the fund’s subadviser include:

•

Establishing a “risk budget” for the fund based on careful analysis of the risk and return objectives of the fund. The risk budget sets guidelines for how much risk the fund can take in each investment strategy, with the goal of maximizing the fund’s risk-adjusted return potential while maintaining an emphasis on preservation of capital.

•

Developing “top-down” strategies for positioning the fund based on macro factors such as economic growth, inflation, government policy and relative value across fixed income markets. Top-down strategies employed in the fund include duration and cross-sector exposures. Duration is a measure of the fund’s sensitivity to changes in interest rates. The cross-sector strategy allocates fund assets across a variety of fixed income sectors, including some that may not be included in the fund’s benchmark.

•

Using “bottom-up” strategies to formulate sub-sector allocation and security selection decisions. Bottom-up strategies use fundamental, quantitative, and technical analysis to evaluate relative value opportunities across investible segments of the market, including issuers, credit quality, and maturities to find the most attractive securities on a risk-adjusted basis.

•	Monitoring the fund’s performance over time to ensure that the overall combination of top-down and bottom-up strategies is consistent with the fund’s risk tolerance and return expectation.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•

The issuer or guarantor of fixed income securities held by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•

The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

79

FUND SUMMARY

SCSM Goldman Sachs Short Duration Fund (continued)

•

Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•

The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

•

The U.S. government, where not required by law, determines not to provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises. Although many types of U.S. government securities may be purchased by the fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

•

Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•

The value of the fund’s investments in preferred stocks, which are a type of equity securities, go down due to general market conditions. Equity securities generally have greater price volatility than fixed income securities.

•

The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

80

FUND SUMMARY

SCSM Goldman Sachs Short Duration Fund (continued)

Year-by-year total returns for Service Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.49%	3rd Quarter 2009
Lowest	(0.42)%	3rd Quarter 2011

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (March 7, 2008)
Fund	0.17%	2.31%
Barclays Capital 1-3 Year U.S. Treasury Index (reflects no deduction for fees or expenses)	1.59%	2.36%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Goldman Sachs Asset Management, L.P.

Portfolio Managers:

	Title with the Subadviser	Manager Since
James P. McCarthy	Managing Director and Co-Head of Global Liquidity Management	2008
David Fishman	Managing Director and Co-Head of Global Liquidity Management	2009

81

FUND SUMMARY

SCSM Goldman Sachs Short Duration Fund (continued)

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

82

FUND SUMMARY

SCSM PIMCO High Yield Fund

INVESTMENT GOAL

Maximum total return, consistent with capital preservation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Unified Management Fee	0.74%

Distribution (12b-1) Fee	0.25%

Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.00%

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 102	$ 318	$ 552	$ 1,225

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities (junk bonds), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, of comparable quality as determined by the fund’s subadviser.

The fund may invest up to 20% of its total assets in securities that are rated Caa or below by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, of comparable quality as determined by the fund’s subadviser. Securities rated below Caa or its equivalents may be in default at time of purchase. In the event that ratings services assign different ratings to the same security, the fund’s subadviser will use the lowest rating as the credit rating for that security. The remainder of the fund’s assets may be invested in investment grade fixed income instruments.

The average portfolio duration of the fund, as calculated by the fund’s subadviser, will normally vary within two years (plus or minus) of the duration of the BofA Merrill Lynch U.S. High Yield Constrained Index (which was 4.45 years as of December 31, 2011).

83

FUND SUMMARY

SCSM PIMCO High Yield Fund (continued)

The fund may invest up to 20% of its total assets in securities denominated in foreign currencies. The fund may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund generally considers a foreign issuer to be an issuer that is a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or an issuer that is organized under the laws of a non-U.S. country. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stock.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities at a later date. The fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

Pacific Investment Management Company LLC (“PIMCO”), the fund’s subadviser, actively manages exposure to high yield and non-core sectors by analyzing changes in valuation and yield relative to other sectors and instrument types. The key investment strategies of PIMCO include:

•	Focusing on upper tier of the speculative grade market.

•	Looking to maximize total return rather than just income focused.

•	Limiting risk through issuer and industry diversification.

•	Using PIMCO’s extensive bottom-up credit research capabilities to identify improving credits.

•	Leveraging PIMCO’s global expertise in other fixed income sectors and regions.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•

An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•

The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

84

FUND SUMMARY

SCSM PIMCO High Yield Fund (continued)

•

The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•

The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.

•

The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing values may exacerbate such delinquencies and losses.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•	Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

•

The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•

The value of the fund’s investments in equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

•	Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

85

FUND SUMMARY

SCSM PIMCO High Yield Fund (continued)

Year-by-year total returns for Service Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	12.35%	3rd Quarter 2009
Lowest	(6.12)%	3rd Quarter 2011

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (March 7, 2008)
Fund	4.01%	7.36%
BofA Merrill Lynch BB-B U.S. High Yield Constrained Index (reflects no deduction for fees or expenses)	5.40%	8.75%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Pacific Investment Management Company LLC

Portfolio Manager:

	Title with the Subadviser	Manager Since
Andrew Jessop	Executive Vice President and Portfolio Manager	2010

86

FUND SUMMARY

SCSM PIMCO High Yield Fund (continued)

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

87

FUND SUMMARY

SCSM PIMCO Total Return Fund

INVESTMENT GOAL

Maximum total return, consistent with capital preservation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Unified Management Fee	0.65%

Distribution (12b-1) Fee	0.25%

Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.91%

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 93	$ 290	$ 504	$ 1,120

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 551% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

The fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Group or Fitch Ratings or, if unrated, of comparable quality as determined by the fund’s subadviser.

The average portfolio duration of the fund, as calculated by the fund’s subadviser, will normally vary within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index (which was 4.95 years as of December 31, 2011).

The fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

88

FUND SUMMARY

SCSM PIMCO Total Return Fund (continued)

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities as a later date. The fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

The key investment strategies of Pacific Investment Management Company LLC, the fund’s subadviser, include:

•	Developing an outlook for interest rates, foreign currency exchange rates and the economy, and analyzing credit and call risks through rigorous macro economic analysis.

•

Identifying areas of the bond market that are undervalued relative to the rest of the market by grouping bonds into the following sectors: money markets, governments, corporate, mortgages, asset-backed, and international.

•	Shifting assets among market sectors depending on changes in relative valuations and credit spreads.

•	Conducting company specific credit research.

•	Using proprietary software that assists in the evaluation of market sectors and the pricing of specific securities.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•

The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•

Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•

The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•

The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.

•

The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

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FUND SUMMARY

SCSM PIMCO Total Return Fund (continued)

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•	Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

•

The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•

The value of the fund’s investments in equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

•

An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•	Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.

•

The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

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FUND SUMMARY

SCSM PIMCO Total Return Fund (continued)

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	4.79%	3rd Quarter 2009
Lowest	(1.20)%	4th Quarter 2010

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Since Inception (October 1, 2008)
Fund	3.35%	7.72%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	7.84%	7.71%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Pacific Investment Management Company LLC

Portfolio Manager:

	Title with the Subadviser	Manager Since
William H. Gross	Managing Director, Co-CIO and founding partner	2008

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FUND SUMMARY

SCSM PIMCO Total Return Fund (continued)

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

92

FUND SUMMARY

Sun Capital Global Real Estate Fund

INVESTMENT GOAL

Primary: Long-term capital growth.

Secondary: Current income and growth of income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Management Fee	0.95%

Distribution (12b-1) Fee	0.25%

Other Expenses	0.21%

Total Annual Fund Operating Expenses	1.41%

Fee Waiver and Expense Reimbursement	(0.10)%

Net Annual Fund Operating Expenses [1]	1.31%

[1]

Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 133	$ 436	$ 762	$ 1,682

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES

The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and foreign real estate-related investments, including real estate investment trusts and similar entities formed under the laws of non-U.S. countries (“REITs”) and other U.S. and foreign real estate companies. The fund generally focuses its investments in equity REITs, but may also invest in mortgage REITs, hybrid REITs, and other U.S. and foreign real estate-related investments. The fund may invest without limit in foreign securities, which may include investments in emerging market countries. The fund’s investments may be denominated in U.S. dollars or in foreign currencies.

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Also, the fund concentrates (invests 25% or more of its assets) in the real estate group of industries.

The fund may invest in real estate-related investments of any size. Many real estate-related issuers are small to mid capitalization companies.

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FUND SUMMARY

Sun Capital Global Real Estate Fund (continued)

How Investments Are Selected

The subadviser typically allocates the fund’s investments across various geographic areas, REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing, and special use facilities, but may from time to time focus the fund’s investments on any one or a few of these areas.

The subadviser selects securities for the fund’s portfolio by analyzing the fundamental and relative values of potential real estate investments based on several factors, including:

•	The ability of the issuer to grow its funds from operations internally through increased occupancy and higher rents and externally through acquisitions and development.

•	The quality of the issuer’s management, including its ability to buy properties at reasonable prices and to add value by creative and innovative property and business management.

•	The issuer’s cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio and market price.

•	Current or anticipated economic and market conditions, interest rate changes, and regulatory developments.

As a result of the foregoing, the fund’s subadviser may invest a significant portion of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

PRINCIPAL RISKS

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•

The U.S. or a foreign or local real estate market declines due to economic conditions, supply/demand imbalances (e.g., overbuilding and high vacancy rates), reduced or regulated rents, or other causes.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•

To the extent that the fund invests in securities denominated in foreign currencies or in securities that hold properties in foreign countries such that the issuer’s revenues and expenses are tied to foreign currencies, the fund may be subject, directly or indirectly, to foreign currency exchange gains or losses.

•	Interest rates go up. This can affect the availability or cost of financing for property acquisitions and reduce the value of a U.S. or foreign REIT’s fixed income investments.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•

The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically diversified funds.

•	The values of properties owned by a REIT are hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

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FUND SUMMARY

Sun Capital Global Real Estate Fund (continued)

•	A REIT in the fund’s portfolio is, or is perceived by the market to be, poorly managed.

•	The market for U.S. or foreign real estate-related securities goes down or is less favored than other stock market sectors or types of investments.

•

The fund’s investments in small cap and mid cap real estate-related securities, which generally are more volatile and less liquid than large cap securities, decline in value more steeply or become less liquid than expected.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•

The fund’s non-diversified status and concentration in the real estate group of industries magnifies the fund’s losses from adverse events affecting a particular issuer or the real estate group of industries. As a result, the fund’s performance can be more volatile than the performance of more broadly-diversified funds.

FUND PERFORMANCE

The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since February 1, 2004 inception)

The Fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	34.75%	2nd Quarter 2009
Lowest	(39.09)%	4th Quarter 2008

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FUND SUMMARY

Sun Capital Global Real Estate Fund (continued)

Average annual total returns for Service Class shares

(for the periods ended December 31, 2011)

	One Year	Five Years	Since Inception (February 1, 2004)
Fund	(7.74)%	(8.04)%	3.10%
FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees or expenses)	(5.82)%	(5.28)%	6.55%

PORTFOLIO MANAGEMENT

Adviser: Sun Capital Advisers LLC

Subadviser: Massachusetts Financial Services Company

Portfolio Manager:

	Title with the Subadviser	Manager Since
Richard R. Gable, CFA	Investment Officer	2001

TAX INFORMATION

Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The fund is only available as an underlying investment for variable annuity and variable life insurance contracts. The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

96

MORE ABOUT THE FUNDS’ INVESTMENTS

The following section provides additional information about the characteristics of securities and investment strategies that a fund may use to a significant degree. This chart includes both principal investments already discussed and non-principal investments that are nevertheless significant enough to be included in the prospectus and indicates the additional information applicable to each fund.

	Equity Securities	Market Capitalization Range	American Depositary Receipts	Economic & Market Events	Multinational and Foreign Companies	Fixed Income Instruments	Credit Quality	U.S. Government Securities	Mortgage- related Securities
SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x	x
SC Ibbotson Conservative Fund*	x	x	x	x	x	x	x	x	x
SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x	x
SC AllianceBernstein International Value Fund	x	x	x	x	x	x	x	x
SC BlackRock International Index Fund	x	x	x	x	x			x
SC BlackRock Large Cap Index Fund	x	x	x	x	x			x
SC BlackRock Small Cap Index Fund	x	x	x	x	x			x
SC Columbia Small Cap Value Fund	x	x	x	x	x		x	x	x
SC Davis Venture Value Fund	x	x	x	x	x	x	x	x
SC Goldman Sachs Mid Cap Value Fund	x	x	x	x	x
SC Invesco Small Cap Growth Fund	x	x	x	x	x	x	x	x
SC Lord Abbett Growth & Income Fund	x	x	x	x	x	x	x	x	x
SC WMC Blue Chip Mid Cap Fund	x	x	x	x	x	x	x	x
SC WMC Large Cap Growth Fund	x	x	x	x	x	x	x	x
Sun Capital Investment Grade Bond Fund				x	x	x	x	x	x
Sun Capital Money Market Fund				x	x	x	x	x
SC BlackRock Inflation Protected Bond Fund			x	x	x	x	x	x	x
SC Goldman Sachs Short Duration Fund	x			x	x	x	x	x	x
SC PIMCO High Yield Fund	x		x	x	x	x	x	x	x
SC PIMCO Total Return Fund	x		x	x	x	x	x	x	x
Sun Capital Global Real Estate Fund	x	x	x	x	x	x	x	x	x

* This fund invests in underlying funds which may in turn use a significant degree of the securities and strategies indicated.

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MORE ABOUT THE FUNDS’ INVESTMENTS

	Emerging Markets	Exchange Traded Funds	Yankees	High Yield Securities (junk bonds)	Derivative Contracts	Real Estate Companies	Portfolio Turnover	Borrowing	Illiquid Securities	Defensive Investing
SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x	x	x
SC Ibbotson Conservative Fund*	x	x	x	x	x	x	x	x	x	x
SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x	x	x
SC AllianceBernstein International Value Fund	x		x		x	x	x	x	x	x
SC BlackRock International Index Fund		x			x	x			x
SC BlackRock Large Cap Index Fund		x			x	x			x
SC BlackRock Small Cap Index Fund		x			x	x			x
SC Columbia Small Cap Value Fund				x	x	x	x	x	x	x
SC Davis Venture Value Fund	x			x	x	x	x	x	x	x
SC Goldman Sachs Mid Cap Value Fund					x	x	x	x	x	x
SC Invesco Small Cap Growth Fund					x	x			x	x
SC Lord Abbett Growth & Income Fund				x	x		x	x	x	x
SC WMC Blue Chip Mid Cap Fund					x	x	x	x	x	x
SC WMC Large Cap Growth Fund	x				x		x	x	x	x
Sun Capital Investment Grade Bond Fund	x		x	x	x	x	x	x	x	x
Sun Capital Money Market Fund			x
SC BlackRock Inflation Protected Bond Fund	x		x	x	x		x	x	x	x
SC Goldman Sachs Short Duration Fund	x		x		x		x	x	x	x
SC PIMCO High Yield Fund	x		x	x	x		x	x	x	x
SC PIMCO Total Return Fund	x		x	x	x		x	x	x	x
Sun Capital Global Real Estate Fund	x			x	x	x	x	x	x	x

* This fund invests in underlying funds which may in turn use a significant degree of the securities and strategies indicated.

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MORE ABOUT THE FUNDS’ INVESTMENTS

Equity securities—Equity securities include common stocks, trust shares, and preferred stocks and debt securities convertible into stock and warrants. Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer’s common stock by exchange or purchase at a predetermined rate. Convertible debt securities and convertible preferred stocks are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Market capitalization range—A fund that intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by such fund’s key investment strategy may, nonetheless, maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies. Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

American Depositary Receipts—American Depositary Receipts (“ADRs”) are U.S. dollar denominated securities representing an interest in foreign securities. ADRs evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

Economic and Market Events—Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. For example, regional economic or political instability, political unrest and natural disasters may impact issuers across various countries, regions and markets. The severity or duration of such conditions may be affected by policy changes made by governments or quasi-governmental organizations. Economic and market events may not have the same impact on all types of securities and a Fund’s investments could underperform other types of investments.

Multinational and foreign companies—Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign companies, a fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, a fund could lose its entire investment in foreign securities.

Some foreign securities are listed on a U.S. stock exchange or quoted market such as the New York Stock Exchange, American Stock Exchange, or National Association of Securities Dealers Automated Quotation. Unless otherwise noted, a fund may invest up to 10% of its total assets in equity and debt securities that are denominated in foreign currencies. SC AllianceBernstein International Value Fund and Sun Capital Global Real Estate Fund may invest without limit in foreign currency denominated securities. Sun Capital Money Market Fund cannot invest in foreign currency denominated securities.

Fixed income instruments—Fixed income instruments include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; covered debt securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features. Fixed income securities may be of any maturity or duration.

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MORE ABOUT THE FUNDS’ INVESTMENTS

Covered debt securities are bonds collateralized by a segregated pool of assets (e.g., mortgages, public sector loans), which offer dual recourse to both the issuer and the underlying collateral pool.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates (i.e., current or non-inflation adjusted interest rates) and the rate of inflation, and generally are equal to the nominal interest rate less the current rate of inflation.

Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. When real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in a fund’s gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Credit quality—Securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating, or are unrated securities that the investment adviser or subadviser believes are of comparable quality. If a security receives different ratings from multiple rating organizations, a fund may treat the security as being rated the highest rating received. A fund may choose not to sell securities that are downgraded, after their purchase, below the fund’s minimum acceptable credit rating.

U.S. government securities—U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities, or sponsored enterprises. U.S. government securities may be supported by: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include U.S. Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of the stripped U.S. government securities are traded independently. U.S. government securities may also include U.S. Treasury inflation-protected securities, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. U.S. government securities are denominated in U.S. dollars.

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. In the case of U.S. Treasury inflation-indexed bonds, repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed. For inflation-indexed bonds that do not provide a guarantee similar to that of U.S. Treasury inflation-indexed bonds, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-related securities—Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by the payables from, mortgage loans secured by real property. Mortgage-related securities include: mortgage pass-through securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities and mortgage dollar rolls.

Stripped mortgage-backed securities are structured derivative instruments representing an interest in a multi-class pool of mortgage-backed securities. A fund may use mortgage dollar rolls to finance the purchase of additional investments. In a dollar roll, a fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar securities on a future date. Dollar rolls expose a fund to the risk that it will lose money if the additional investments do not produce enough income to cover the fund’s dollar roll obligations.

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For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Mortgage-related securities are especially sensitive to prepayment and extension risk.

A fund may invest in mortgage-related securities the value and liquidity of which may be adversely affected by the downturn in the subprime mortgage lending market in the U.S. Subprime loans, which have higher interest rates than other loans, are made to borrowers with low credit ratings or other factors that increase the risk of default.

Concerns about widespread defaults on subprime loans have also created heightened volatility and turmoil in the general credit markets. As a result, a fund’s investments in mortgage-related securities having sub-prime exposure may decline in value, their market value may be more difficult to determine, and the fund may have more difficulty disposing of them.

Emerging markets—Foreign investment risk may be particularly high to the extent that a fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

Exchange Traded Funds—ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at market price throughout the trading day. When a fund invests in underlying ETFs, it will indirectly bear fees and expenses charged by the underlying ETFs, in addition to the fund’s direct fees and expenses. Therefore, the cost of investing in a fund that invests in ETFs may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, when the fund invests in an underlying ETF, it is subject to the risks associated with the underlying securities in which that underlying ETF invests. Underlying ETFs also may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying ETF at a time and price that is unfavorable to the fund.

Most underlying ETFs are not actively managed. An underlying ETF that is not actively managed invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. It is possible for an underlying ETF to miss out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments. In addition, underlying ETFs that are not actively managed do not change their investment strategies to respond to changes in the economy. This means that an underlying ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index. Imperfect correlation between an underlying ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an underlying ETF’s performance to not match the performance of its index. No underlying ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the underlying ETF manager may not produce the intended results. Moreover, there is the risk that an underlying ETF may value certain securities at a price higher than that at which it can sell them.

Secondary market trading in shares of underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although underlying ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an underlying ETF may be different from the net asset value of such underlying ETF (i.e., an underlying ETF may trade at a discount or premium to its net asset value). The performance of a fund that invests in such an underlying ETF could be adversely affected by any of these circumstances.

Yankees—Yankees are foreign corporate debt securities, denominated in U.S. dollars and registered with the U.S. Securities and Exchange Commission (“SEC”) for sale in the U.S.

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High yield securities (junk bonds)—Unless otherwise noted, a fund will consider high yield securities (junk bonds) to be those securities rated below investment grade but rated at least Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. Those funds permitting investment in securities rated below Caa by Moody’s (or equivalently rated by S&P or Fitch, or, if unrated, determined by the fund’s subadviser to be of comparable quality) may experience the risks of investing in high yield securities to a greater extent, especially those associated with the illiquidity of high yield securities.

High yield securities involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

The market for high yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice, and high yield securities may be more difficult for a fund to value accurately than higher rated securities. The market for high yield bonds could also be impacted by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Derivative contracts—Derivative contracts include futures and options on securities, securities indices, interest rates or currencies, or options on these futures. A derivative contract will obligate and/or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.

Unless otherwise indicated, a fund subject to a policy that requires it to invest at least 80% of its net assets in a particular type of securities may use derivatives to represent those securities, subject to the fund’s limitation on investments in derivatives. If a fund does not either describe the use of derivatives or state a percentage limitation on the use of derivatives among its principal investments and strategies, the fund’s use of derivatives is not expected to be significant enough to be considered a principal strategy.

Where investing in individual bonds and sectors may not necessarily enable a fund to achieve its target duration or sector weighting, derivative contracts may be used to increase or decrease the fund’s exposure to a particular issuer or sector, or to increase the fund’s duration. Derivative contracts may also be used to manage interest rate risk associated with real estate and fixed income investments or to stay fully invested in stocks when a fund has a significant cash position.

Currency swaps and other currency derivatives may be used to hedge against the risk that the currency in which a fund’s foreign securities are denominated will decline in value against the U.S. dollar. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund’s foreign currency investments and its currency derivatives. As a result, such fund might perform less well than a fund that does not hedge against foreign currency risk.

Interest rate swaps may be used by a fund to shift investment exposure from one type of payment obligation to another. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time.

Credit default swaps generally oblige a protection “buyer” to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. Credit default swaps involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

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Even a small investment in derivative contracts can have a large impact on a fund’s interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the adviser’s (or subadviser’s) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund’s other portfolio holdings. Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in declining markets.

Real estate companies—A fund may invest in a variety of types of real estate companies, including REITs and other U.S. and foreign real estate companies. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests. An equity REIT invests most of its assets directly in U.S. or foreign real property, receives most of its income from rents and may also realize gains by selling appreciated property. A mortgage REIT invests most of its assets in real estate mortgages and earns most of its income from interest payments. A hybrid REIT combines the characteristics of both equity REITs and mortgage REITs. A real estate company is a company that earns at least 50% of its gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of related products and services include building supplies and mortgage servicing.

Many of the risks associated with investments in real estate companies are similar to those of direct ownership of real estate and the real estate industry in general. For example, real estate companies may be adversely affected by property tax increases, zoning law changes and other governmental actions, environmental liabilities, natural disasters, or increased operating costs. Real estate companies are also affected by general, national, regional and local economic conditions.

REITs are also subject to additional risks, such as:

•	A REIT may be unable to obtain financing to fund income and gain distributions required by federal tax law.

•	A REIT may fail to qualify for the federal tax exemption for distributed income.

•	Changes in federal tax law may adversely affect REITs, for example, by limiting their permissible businesses or investments.

•

Fund shareholders indirectly bear a proportionate share of the advisory fees and other operating expenses of REITs in the fund’s portfolio in addition to the advisory fees and other expenses of the fund.

•

Many real estate-related issuers, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect the issuer’s operations and market value in periods of rising interest rates.

Similar risks may also apply to securities of entities similar to REITs formed under the laws of non-U.S. countries.

Some of the real estate companies in which a fund may invest may be subject to exposure to subprime loans. See “Mortgage-related securities’’ above for a discussion of the risks of subprime loans.

Portfolio turnover—Although a fund’s adviser or subadviser may not consider the portfolio turnover rate a limiting factor in making investment decisions for a fund, a high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the fund and which would detract from the fund’s performance.

Borrowing—A fund may borrow up to one-third of its total assets from banks or through reverse repurchase agreements. Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Illiquid securities— A fund may invest to a greater degree in securities that trade in lower volumes and may make investments that may be less liquid than other investments. Additionally, a fund may make investments that may become less liquid in response to market developments or adverse investor perceptions.

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Defensive investing—A fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that a fund might adopt a temporary defensive position, and over the course of its existence, the fund may not meet its stated investment goal.

NOTICE OF CHANGES TO FUND POLICY

For any fund with a policy of investing at least 80% of its net assets in a particular type of securities, the fund will provide written notice to its shareholders at least 60 days prior to any change in the fund’s 80% policy. All funds except SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, SC Ibbotson Growth Fund, SC Alliance Bernstein International Value Fund, SC BlackRock International Index Fund, SC Davis Venture Value Fund and Sun Capital Money Market Fund currently have an 80% policy.

PORTFOLIO HOLDINGS

The board of trustees has adopted a policy governing the disclosure of the funds’ portfolio holdings. More detailed information about this policy can be found in the Statement of Additional Information.

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About the Adviser. Sun Capital Advisers LLC, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the funds’ investment adviser. The adviser provides the funds with investment research and portfolio management services and manages various aspects of the funds’ business affairs. For a number of the funds, the Trust and the adviser have engaged a subadviser to provide portfolio management services to the fund, subject to the policies of the Trust’s board of trustees and the oversight and supervision of the adviser. The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the New York, Toronto and Philippine stock exchanges.

The Sun Life Financial group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region. The adviser has been providing investment advice and supervisory services to Sun Life Financial affiliates since 1997. As of December 31, 2011, the adviser had total assets under management of approximately $56.7 billion.

Unlike elsewhere in the prospectus, the following section presents information about the funds in groupings depending on the structure of their management fee. Specifically, the funds that pay the adviser a single unified management fee are set forth separately after all other funds.

With respect to the following sixteen funds, the adviser receives for its services a fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. The adviser employs an unaffiliated subadviser for each of these funds except Sun Capital Investment Grade Bond Fund and Sun Capital Money Market Fund, which the adviser manages directly without the use of any subadviser. In the case of those funds managed by a subadviser, the adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Advisory Fees

Fund	Average Daily Net Assets	Annual Rate	Fees Paid for Fiscal Year Ended 12/31/11 (net of applicable waivers)

SC Ibbotson Balanced Fund	All	0.125%	0.125%

SC Ibbotson Conservative Fund	All	0.125%	0.125%

SC Ibbotson Growth Fund	All	0.125%	0.120%

SC AllianceBernstein International Value Fund	All	0.63%	0.405%

SC BlackRock International Index Fund	$0-$500 million	0.400%	0.00%*
	over $500 million	0.375%

SC BlackRock Large Cap Index Fund	$0-$500 million	0.350%	0.300%
	over $500 million	0.325%

SC BlackRock Small Cap Index Fund	$0-$500 million	0.375%	0.284%
	over $500 million	0.350%

SC Davis Venture Value Fund	$0-$500 million	0.75%	0.819%

SC Davis Venture Value Fund	$0-$500 million	0.75%	0.750%
	over $500 million	0.70%

SC Invesco Small Cap Growth Fund	$0-$250 million	0.95%	0.753%
	over $250 million	0.90%

SC WMC Blue Chip Mid Cap Fund	$0-$300 million	0.80%	0.800%
	over $300 million	0.75%

SC WMC Large Cap Growth Fund	$0-$750 million	0.75%	0.721%
	over $750 million	0.70%

Sun Capital Investment Grade Bond Fund	All	0.60%	0.600%

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Fund	Average Daily Net Assets	Annual Rate	Fees Paid for Fiscal Year Ended 12/31/11 (net of applicable waivers)
Sun Capital Money Market Fund	All	0.50%	0.00%
Sun Capital Global Real Estate Fund	All	0.95%	0.893%

For each of these funds, the adviser has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013. The expense limits do not apply to (i) taxes, (ii) brokerage commissions, (iii) other expenses that are capitalized under applicable accounting principles, (iv) compensation of the Trust’s independent trustees and expenses incurred in the performance of their duties, (v) legal fees and expenses of counsel to the independent trustees, (vi) premiums for liability insurance dedicated to the independent trustees, (vii) expenses related to the electronic preparation, delivery or use of materials for meetings of the board of trustees, (viii) expenses associated with obtaining data from third parties for the independent trustees’ use, (ix) any Acquired Fund Fees and Expenses that a fund may incur, or (x) any extraordinary expenses, as defined under accounting pronouncements and/or as are determined from time to time by the independent trustees to be extraordinary expenses. As a result, a fund’s actual direct and indirect expenses may be higher than the expense limit shown below. To the extent that any fund’s total expense ratio with respect to Service Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years. Because any such reimbursement is contractually limited to the amount of the expense limit, and thus will occur only to the extent that the total expense ratio falls below the expense limit, in no event will any reimbursement to the adviser cause expenses of a fund to exceed the expense limit.

Expense Limit for Service Class Shares

Fund	Expense Limit
SC Ibbotson Balanced Fund	0.45%
SC Ibbotson Conservative Fund	0.45%
SC Ibbotson Growth Fund	0.45%
SC AllianceBernstein International Value Fund	1.00%
SC BlackRock International Index Fund	0.85%
SC BlackRock Large Cap Index Fund	0.75%
SC BlackRock Small Cap Index Fund	0.85%
SC Columbia Small Cap Value Fund	1.40%
SC Davis Venture Value Fund	1.15%
SC Invesco Small Cap Growth Fund	1.40%
SC WMC Blue Chip Mid Cap Fund	1.25%
SC WMC Large Cap Growth Fund	1.15%
Sun Capital Investment Grade Bond Fund	1.00%
Sun Capital Money Market Fund	0.75%
Sun Capital Global Real Estate Fund	1.30%

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With respect to the following six funds, the adviser is responsible for arranging all the services necessary for the funds’ ordinary operations. The adviser acts as a liaison among the various service providers to the funds and the insurance company or companies to which the funds offer their shares. For its advisory services, administrative services and all other services necessary for the ordinary operations of each fund, the adviser receives a unified management fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. Out of that fee, the adviser pays for all of the ordinary expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Trust. The unified fee does not include brokerage commissions and spreads, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, Acquired Fund Fees and Expenses, taxes and extraordinary expenses. The adviser employs an unaffiliated subadviser for each fund. The adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Currently, there are no expense limitations applicable to the six funds that have unified management fees. However, to the extent that, during either of the succeeding two years, one of these fund’s total expense ratio falls below the expense limit previously in place, the adviser reserves the right to be reimbursed for management fees waived, and fund expenses paid by it under the previous expense limitation. Any such reimbursement would be limited to the amount of the previous expense limit, and thus would occur only to the extent that the total expense ratio falls below the previous expense limit. In no event will any reimbursement to the adviser cause expenses of a fund to exceed the previous expense limit.

Unified Management Fees

Fund	Average Daily Net Assets	Unified Management Fee	Fees Paid for Fiscal Year Ended 12/31/11 (net of applicable waivers)
SC Goldman Sachs Mid Cap Value Fund	All	1.05%	1.050%
SC Lord Abbett Growth & Income Fund	All	0.87%	0.867%
SC BlackRock Inflation Protected Bond Fund	All	0.65%	0.648%
SC Goldman Sachs Short Duration Fund	All	0.64%	0.640%
SC PIMCO High Yield Fund	All	0.74%	0.740%
SC PIMCO Total Return Fund	All	0.65%	0.648%

The Trust and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the Trust’s board of trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

A discussion regarding the factors considered by the trustees of the Trust in approving each fund’s investment advisory agreement and subadvisory agreement is available in the fund’s annual report to shareholders for the period ended December 31, 2011.

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About the Subadvisers.

Each subadviser discharges its responsibilities to the applicable fund subject to the policies of the board of trustees and the oversight and supervision of the adviser.

About AllianceBernstein L.P.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, serves as subadviser to the Trust’s SC AllianceBernstein International Value Fund. AllianceBernstein is a leading international investment adviser with assets under management, as of December 31, 2011, totaling approximately $406 billion.

About BlackRock Financial Management, Inc.

BlackRock Financial Management, Inc. (“BlackRock”), 40 E. 52nd Street, New York, NY 10022, serves as subadviser to the Trust’s SC BlackRock Inflation Protected Bond Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, an indirect, wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $3.513 trillion of assets under management as of December 31, 2011. BlackRock, Inc. is an affiliate of PNC Financial Service Group, Inc. BlackRock has been an investment adviser since 1994.

About BlackRock Investment Management, LLC

BlackRock Investment Management, LLC (“BIM”), 800 Scudders Mill Road, Plainsboro, NJ 08536 serves as subadviser to the Trust’s SC BlackRock International Index Fund, SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund. BIM is an affiliate of BlackRock Advisors, LLC, an indirect, wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded management firms in the United States with approximately $3.513 trillion of assets under management as of December 31, 2011. BlackRock, Inc. is an affiliate of PNC Financial Service Group, Inc. BIM has been an investment adviser since 1999.

About Columbia Management Investment Advisers, LLC

Columbia Management Investment Advisers, LLC (“Columbia”) (formerly known as RiverSource Investments, LLC), 225 Franklin Street, Boston, MA 02110, serves as subadviser to the Trust’s SC Columbia Small Cap Value Fund. Columbia’s management experience covers all major asset classes, including equity securities, fixed income securities and money market securities. In addition to serving as an investment manager to mutual funds, Columbia acts as investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange traded funds and financial intermediaries. Columbia is registered as an investment adviser with the Securities and Exchange Commission and is a wholly-owned subsidiary of Ameriprise Financial, Inc., which is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. As of December 31, 2011, Columbia had assets under management of $300.5 billion.

About Davis Selected Advisers, L.P.

Davis Selected Advisers, L.P. (“Davis Advisors”), 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756, serves as the subadviser to the Trust’s SC Davis Venture Value Fund. Davis Advisors is a professional investment management firm which provides investment services to mutual funds, employee benefit plans and other institutions and individuals. Davis Advisors is a limited partnership and Davis Investments, LLC, is its sole general partner. Christopher Davis is the sole member of the general partner. As of December 31, 2011, Davis Advisors had discretionary investment authority with respect to approximately $55 billion in client assets.

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About Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282-2198, serves as subadviser to the Trust’s SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund. GSAM has been a registered investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2011, GSAM reported total assets under management of $705.84 billion, which includes seed capital and excludes assets under supervision.

About Ibbotson Associates, Inc.

Ibbotson Associates, Inc. (“Ibbotson”), 22 W. Washington Street, Chicago, Illinois 60602, serves as subadviser to the Trust’s SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund. Ibbotson is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. As of December 31, 2011, Ibbotson had assets under advisement of approximately $66.7 billion.

About Invesco Advisers, Inc.

Invesco Advisers, Inc. (“Invesco”), 1555 Peachtree St., NE, Atlanta, Georgia 30309, serves as subadviser to the Trust’s SC Invesco Small Cap Growth Fund. Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2011, Invesco Ltd. had assets under management of approximately $625.3 billion.

About Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, New Jersey 07302, serves as the subadviser to the Trust’s SC Lord Abbett Growth & Income Fund. Founded in 1929, Lord Abbett is an independent investment management firm with assets under management of approximately $110.4 billion in 57 mutual fund portfolios and other advisory accounts, including $2.8 billion for which Lord Abbett provides investment models to managed account sponsors, as of December 31, 2011.

About Massachusetts Financial Services Company

Massachusetts Financial Services Company ("MFS"), located at 500 Boylston Street, Boston, Massachusetts 02116, serves as subadviser to the Trust’s Sun Capital Global Real Estate Fund. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial. As of December 31, 2011, the MFS organization had approximately $251 billion in assets under management. MFS and the adviser are affiliated in that both are indirect subsidiaries of Sun Life Financial and thus under common control. Each operates independently of the other, however, including with regard to investment personnel and resources.

About Pacific Investment Management Company LLC

Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as subadviser to the Trust’s SC PIMCO High Yield Fund and SC PIMCO Total Return Fund. PIMCO is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of Allianz Asset Management with minority interests held by PIMCO Partners, LLC, a California limited liability company, and certain officers of PIMCO. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is wholly owned by Allianz SE. As of December 31, 2011, PIMCO had approximately $1.36 trillion in assets under management.

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About Wellington Management Company, LLP

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as the subadviser to the Trust’s SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2011, Wellington Management had investment management authority with respect to approximately $651 billion in assets.

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About the Portfolio Managers. The adviser and subadvisers have selected the following persons to manage the investments for the funds.

Fund	Fund Manager(s)	Manager since	Positions during past five years

SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, and SC Ibbotson Growth Fund (Jointly managed)	Peng Chen, Ph.D	2008	President, Ibbotson, since 1997.

	Scott Wentsel	2008	Vice President and Senior Portfolio Manager, Ibbotson, since 2005.

	John Thompson	2008	Vice President and Portfolio Manager, Ibbotson, since 2000.

	Cindy Galiano	2008	Portfolio Manager, Ibbotson, since 2006.

SC AllianceBernstein International Value Fund (Jointly managed)	Sharon E. Fay, CFA	2008	Executive Vice President and Head of Bernstein Value Equities (since 2009), CIO Global Value Equities (since 2003), and Chair of Global Value Investment Policy Group (since 2003) at AllianceBernstein. Joined the firm in 1990.

	Kevin F. Simms	2008	Senior Vice President (since 2000) and CIO of International Value Equities (since 2003) at AllianceBernstein. Joined the firm in 1992.

	Avi Lavi	2012	Global Director of Value Research (since 2012) and CIO of UK and European Value Equities (since 2006). Joined the firm in 1996.

	Takeo Aso, CFA	2012	EAFE Director of Value Research (since 2012) and Co-Director of Research for Japan Value Equities (since 2001). Joined the firm in 1997.

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Fund	Fund Manager(s)	Manager since	Positions during past five years

SC BlackRock International Index Fund, SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund	Christopher Bliss, CFA	2011	Managing Director and Head of Institutional Portfolio Management Team within Institutional Index Equity Team of BlackRock since 2009; Principal of Barclays Global Investors from 2004 to 2009.

	Edward Corallo, CFA	2010	Managing Director of BlackRock since 2009; Principal of Barclays Global Investors from 1998 to 2009.

	Greg Savage, CFA (manager only for SC BlackRock International Index Fund)	2012	Managing Director of BlackRock since 2009; Principal of Barclays Global Investors from 1999 to 2009.

SC Columbia Small Cap Value Fund (Jointly managed)	Stephen D. Barbaro, CFA	2010	Senior Portfolio Manager of Columbia. Prior to joining Columbia in 2010, Mr. Barbaro was associated with Columbia Management Advisors, LLC or its predecessor firms since 1976 as an investment professional.

	John S. Barrett, CFA	2011	Portfolio Manager of Columbia. Prior to joining Columbia in 2010, Mr. Barrett was a senior research analyst covering the consumer discretionary sector with Columbia Management Advisors, LLC or its predecessor firms since 2003.

	Jeremy H. Javidi, CFA	2010	Senior Portfolio Manager of Columbia. Prior to joining Columbia in 2010, Mr. Javidi was associated with Columbia Management Advisors, LLC or its predecessor firms since 2000 as an investment professional.

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Fund	Fund Manager(s)	Manager since	Positions during past five years

SC Davis Venture Value Fund (Jointly managed)	Christopher C. Davis	2000	Chairman, Davis Advisors since 2001. Portfolio Manager for Davis Advisors since 1995.

	Kenneth C. Feinberg	2000	Portfolio Manager, Davis Advisors, since 1998.

SC Goldman Sachs Mid Cap Value Fund (Managed using a team-based approach. Mr. Hua and Mr. Ioffe share oversight responsibility for the computer optimized portfolio management process.)	Ronald Hua, CFA	2011	Managing Director, CIO of Equity Alpha Strategies for GSAM’s Quantitative Investment Strategies (“QIS”) team since 2011. Prior to that, CIO and Head of Research for Equity Investments at PanAgora Asset Management (2004-2011).

	Len Ioffe, CFA	2011	Managing Director since 2004 and Portfolio Manager on the QIS team since 1996. Joined GSAM as an associate in 1995.

SC Invesco Small Cap Growth Fund (Jointly managed)	Juliet Ellis (Lead Manager)	2008	Lead Portfolio Manager, Invesco, since 2004.

	Juan Hartsfield	2008	Portfolio Manager, Invesco, since 2004.

	Clay Manley	2008	Portfolio Manager, Invesco, since 2008. Equity Analyst at Invesco (2002-2008).

SC Lord Abbett Growth & Income Fund	Robert P. Fetch	2010	Partner and Director of Domestic Equity Portfolio Management of Lord Abbett. Joined Lord Abbett in 1995.

SC WMC Blue Chip Mid Cap Fund	Philip W. Ruedi, CFA	2011	Senior Vice President and Equity Portfolio Manager of Wellington Management. Joined Wellington Management as an investment professional in 2004.

	Mark A. Whitaker, CFA	2012	Vice President and Equity Portfolio Manager of Wellington Management. Joined Wellington Management as an investment professional in 2004.

SC WMC Large Cap Growth Fund	Paul E. Marrkand, CFA	2008	Senior Vice President and Equity Portfolio Manager of Wellington Management. Joined Wellington Management as an investment professional in 2005.

113

THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Fund Manager(s)	Manager since	Positions during past five years

Sun Capital Investment Grade Bond Fund	Jill A. Fields	2011	Senior Managing Director, Head of U.S. Public Fixed Income, Sun Capital Advisers LLC, since 2011. Prior to that, Managing Director, Head of Institutional High Yield at Babson Capital Management from 1997 to 2011.

SC BlackRock Inflation Protected Bond Fund (Jointly managed)	Martin Hegarty	2010	Managing Director, BlackRock, since 2010. Co-Head of BlackRock’s Global Inflation-Linked Portfolios since 2010. Director of Bank of America Merrill Lynch (2005-2009).

	Brian Weinstein	2008	Managing Director, BlackRock, since 2007. Co-Portfolio Manager, BlackRock, since 2005. Member of Portfolio Management Group at BlackRock Advisors, LLC (since 2002).

SC Goldman Sachs Short Duration Fund	James P. McCarthy	2008	Managing Director (since 2002) and Co-Head of Global Liquidity Management (since 2002) at GSAM.

	David Fishman	2009	Managing Director (since 2001) and Co-Head of Global Liquidity Management (since 2002) at GSAM.

SC PIMCO High Yield Fund	Andrew Jessop	2010	Executive Vice President and Portfolio Manager of PIMCO since 2009. Prior to that, he was Managing Director, Portfolio Manager and Co-Head of the high yield group at Goldman Sachs Asset Management, L.P. (1997-2009).

SC PIMCO Total Return Fund	William H. Gross	2008	Managing Director, Co-CIO and founding partner of PIMCO. Joined PIMCO in 1971.

Sun Capital Global Real Estate Fund	Richard R. Gable, CFA	2001	Employed in the investment area of Massachusetts Financial Services Company, since 2011. Prior to that Managing Director, Sun Capital Advisers LLC, 2006-2011. Joined Sun Life Financial in 1998.

The Statement of Additional Information provides additional information about the fund managers’ compensation, other accounts managed by the fund managers and the fund managers’ ownership of shares of the fund(s) they manage that are offered through variable annuities or variable life insurance products.

114

PURCHASE AND REDEMPTION AND OTHER INFORMATION

Buying and Redeeming Service Class Shares. Each fund sells its Initial Class shares at net asset value (“NAV”). Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. A fund may refuse a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund.

Variable contract owners do not buy or redeem shares directly from the funds. All purchases and redemptions of fund shares under variable contracts are made through insurance company separate accounts that are the record owners of the shares. Insurance company separate accounts that accept purchase and redemption orders from contract owners before the close of regular trading on the New York Stock Exchange (the “Exchange”) will receive that day’s NAV (which will be calculated as of the close of regular trading on the Exchange), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day. If the fund receives an order from an insurance company after the Exchange opens, that order will receive the next calculated NAV. Variable contract owners should refer to the prospectus for their variable contracts for more information about fund transactions under those variable contracts.

The Trust’s three affiliated “funds of funds”, SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund (the “SC Ibbotson Funds”) also buy and redeem Initial Class shares of the Trust’s other funds. Purchase or redemption orders from the SC Ibbotson Funds must be received by the other funds before the close of trading on the Exchange in order to receive that day’s NAV. Orders received from the SC Ibbotson Funds after the close of trading on the Exchange will receive the next business day’s NAV.

Each fund redeems its shares on any business day. Normally, a fund forwards redemption proceeds by bank wire on the next business day after redemption instructions are received. Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or, as permitted by federal securities laws, longer.

Excessive and Short-term Trading. The Trust’s board of trustees has adopted policies and procedures with respect to excessive and short-term trading of shares by variable contract owners. The funds discourage excessive and short-term trading, which can disrupt portfolio management strategies and increase fund operating expenses. For each fund that sells its shares to insurance company separate accounts, the fund’s ability to monitor trading activity by variable contract owners is limited and, therefore, trading patterns representing excessive trading practices by contract owners may not be detected by the funds. However, the funds have entered into an information sharing agreement with each insurance company, which requires the insurance company to provide certain information regarding contract owner trading activity. The funds’ policies provide that a fund may reject a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund or otherwise represents excessive or short-term trading. If the Trust determines that purchase and redemption activity in a fund indicate potential excessive trading activity, the Trust will communicate with the relevant insurance companies to determine, on a case-by-case basis, whether action is necessary, such as rejecting purchase orders from certain contract owners. These measures may not be applied uniformly but will be imposed as the Trust and the relevant insurance company consider appropriate. Different insurance companies or different products offered by the same insurance company may have different policies regarding excessive trading. To the extent that such policies are not uniform, or are not applied uniformly, the funds and the contract owners bear the risk that excessive trading by some contract owners may not be curtailed. In addition, the terms of a particular insurance contract may also limit the insurance company’s ability to address excessive trading. For specific information about the purchase, redemption and transfer limitation policies that apply to a particular variable annuity or variable life insurance contract, contract owners should review the separate account prospectus prepared by the insurance company for their contracts.

The Trust’s reliance on data provided pursuant to any information sharing agreement and on insurance companies to detect and curtail excessive trading activity presents the risk that some contract owners may engage in this activity and that other contract owners will be adversely affected by it. To the extent that a fund is unable to detect or curtail excessive and short-term trading, such trading may interfere with efficient management of the fund’s portfolio, and may require the fund to take other steps, such as maintaining cash balances, using its line of credit and effecting portfolio transactions, in each case, to a greater degree than it otherwise would. These activities could increase the fund’s operating costs and decrease its investment performance.

115

PURCHASE AND REDEMPTION AND OTHER INFORMATION

Small cap securities, high yield securities (junk bonds) and foreign securities may not trade every day or may not trade frequently through a trading day. To the extent that a fund invests in small cap securities, below investment grade, high yield securities, and/or foreign securities, these funds may be more susceptible to a short-term trading strategy reflecting an investor’s belief that the values of the fund’s portfolio securities, as reflected by the fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities.

Valuation of Shares. Each fund calculates its NAV once daily as of the close of regular trading on the Exchange (generally at 4:00 p.m., Eastern time) on each day the Exchange is open. If the Exchange closes early, the funds will accelerate the determination of NAV to the closing time.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. On any day an international market is closed and the Exchange is open, a fund will normally value its foreign securities, if any, at the prior day’s close with the current day’s exchange rate. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when the fund does not sell or redeem its shares.

A fund may value securities at fair value when market quotations are not readily available or the adviser believes that available market quotations do not reasonably represent the securities’ actual value. Fair value is determined by the fund in good faith according to procedures adopted by the board of trustees. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

Distribution Plan. Each fund has adopted a plan under Rule 12b-1 that allows the fund to pay distribution and service fees for the sale, distribution and servicing of its shares. Because this fee is paid out of the fund’s Service Class assets on an ongoing basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges. Agreements related to the plan may be terminated with respect to the fund on 60 days’ written notice, without payment of any penalty, by a vote of the majority of the independent trustees, by a vote of a majority of the outstanding Service Class Shares of the fund, or by any other party to the agreement.

Dividends and Distributions. Each fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year. Sun Capital Money Market Fund, Sun Capital Investment Grade Bond Fund, SC BlackRock Inflation Protected Bond Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund and SC PIMCO Total Return Fund declare dividends from net investment income daily and pay dividends monthly. All other funds declare and pay dividends from net investment income at least annually. Each fund distributes its net realized capital gains, if any, at least annually. The funds expect that an insurance company holding shares on behalf of a contract owner will elect to reinvest dividends and capital gains in additional shares of the fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.

Taxes. Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund has elected or intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, each fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders. If a fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains it distributes to shareholders.

Each fund also intends to comply with certain additional diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts. More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the funds’ Statement of Additional Information.

116

PURCHASE AND REDEMPTION AND OTHER INFORMATION

A fund’s failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

SPECIAL CONSIDERATIONS FOR VARIABLE PRODUCTS FUNDS

Investments by Variable Product Separate Accounts in Shares of the Funds. Each fund will sell its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The variable contracts may or may not offer all the funds described in this prospectus as investment options.

Conflicts Between Fund Investors. The interests of owners of different variable contracts investing in a fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any material irreconcilable conflicts arising from the fact that these funds may offer their shares to different insurance company separate accounts that serve as the investment medium for variable annuity and variable life contracts. Nevertheless, the board of trustees will monitor events to seek to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund’s shareholders.

117

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of the Service Class shares of each fund for the periods indicated. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following table is included in the annual report (available upon request) along with the funds’ financial statements and the report of the funds’ independent registered public accounting firm. The funds’ financial statements were audited by Deloitte & Touche LLP, an independent registered public accounting firm. Insurance company separate account contract expenses are not reflected in these tables. Had such expenses been added, the performance figures would have been lower. Information prior to November 15, 2010 relating to the SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund reflects the operation of these funds when each was managed by a previous subadviser employing an actively managed strategy.

Selected data for a share outstanding throughout each period:

	SC Ibbotson Balanced Fund Service Class Shares
	Years Ended December 31,
	2011	2010	2009		2008*
Net Asset Value, Beginning of Period	$12.35	$11.20	$9.06		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.16 †	0.15 †	0.17	†	0.01
Net realized and unrealized gain (loss) on investments	(0.39)	1.16	1.97		(0.95	)(c)

Total from Investment Operations	(0.23)	1.31	2.14		(0.94)

Less Distributions from:
Net investment income	(0.14)	(0.10)	(0.00	)(h)	—
Net realized gain on investments	(0.40)	(0.06)	(0.00	)(h)	—

Total Distributions	(0.54)	(0.16)	(0.00	)(h)	—

Net Asset Value, End of Period	$11.58	$12.35	$11.20		$9.06

Total Return (b)	(1.81)%	11.82%	23.65%		(9.40)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$1,850,101	$1,444,241	$566,276		$38,747
Ratio to average net assets:
Net expenses (a)(d)(e)(f)	0.44%	0.45%	0.45%		0.45%
Gross expenses (a)(e)(f)	0.44%	0.46%	0.52%		2.11%
Net investment income (loss) (a)(d)(e)(f)	1.32%	1.30%	1.69%		1.82%
Portfolio turnover rate (g)	7%	27%	14%		0%

*	For the period from October 1, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the Fund invests.
(h)	Amount is less than $0.005 per share.

118

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Ibbotson Conservative Fund Service Class Shares
	Years Ended December 31,
	2011	2010	2009		2008*
Net Asset Value, Beginning of Period	$11.79	$10.94	$9.18		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.18 †	0.13 †	0.20	†	0.02
Net realized and unrealized gain (loss) on investments	(0.11)	0.92	1.56		(0.84	)(c)

Total from Investment Operations	0.07	1.05	1.76		(0.82)

Less Distributions from:
Net investment income	(0.14)	(0.13)	(0.00	)(h)	—
Net realized gain on investments	(0.26)	(0.07)	(0.00	)(h)	—

Total Distributions	(0.40)	(0.20)	(0.00	)(h)	—

Net Asset Value, End of Period	$11.46	$11.79	$10.94		$9.18

Total Return (b)	0.63%	9.64%	19.22%		(8.20)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$944,392	$756,690	$364,790		$33,974
Ratio to average net assets:
Net expenses (a)(d)(e)(f)	0.45%	0.45%	0.45%		0.45%
Gross expenses (a)(e)(f)	0.45%	0.47%	0.53%		2.12%
Net investment income (loss) (a)(d)(e)(f)	1.52%	1.18%	2.01%		2.22%
Portfolio turnover rate (g)	7%	16%	12%		1%

*	For the period from October 1, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the Fund invests.
(h)	Amount is less than $0.005 per share.

119

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Ibbotson Growth Fund Service Class Shares
	Years Ended December 31,
	2011	2010	2009		2008*
Net Asset Value, Beginning of Period	$12.47	$11.24	$8.87		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.10 †	0.12 †	0.12	†	0.01
Net realized and unrealized gain (loss) on investments	(0.61)	1.38	2.25		(1.14	)(c)

Total from Investment Operations	(0.51)	1.50	2.37		(1.13)

Less Distributions from:
Net investment income	(0.20)	(0.15)	(0.00	)(h)	—
Net realized gain on investments	(1.06)	(0.12)	(0.00	)(h)	—

Total Distributions	(1.26)	(0.27)	(0.00	)(h)	—

Net Asset Value, End of Period	$10.70	$12.47	$11.24		$8.87

Total Return (b)	(3.90)%	13.61%	26.75%		(11.30)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$546,019	$588,923	$448,441		$33,191
Ratio to average net assets:
Net expenses (a)(d)(e)(f)	0.45%	0.45%	0.45%		0.45%
Gross expenses (a)(e)(f)	0.46%	0.47%	0.53%		2.08%
Net investment income (loss) (a)(d)(e)(f)	0.86%	1.03%	1.18%		1.53%
Portfolio turnover rate (g)	16%	38%	16%		7%

*	For the period from October 1, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the Fund invests.
(h)	Amount is less than $0.005 per share.

120

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC AllianceBernstein International Value Fund Service Class Shares
	Years Ended December 31,
	2011	2010		2009	2008*
Net Asset Value, Beginning of Period	$10.09	$9.81		$7.92	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.22 †	0.16	†	0.21 †	0.02
Net realized and unrealized gain (loss) on investments	(1.88)	0.27		2.11	(2.09)

Total from Investment Operations	(1.66)	0.43		2.32	(2.07)

Less Distributions from:
Net investment income	(0.23)	(0.00	)(e)	(0.20)	(0.01)
Net realized gain on investments	(0.49)	(0.15)		(0.23)	—

Total Distributions	(0.72)	(0.15)		(0.43)	(0.01)

Net Asset Value, End of Period	$7.71	$10.09		$9.81	$7.92

Total Return (b)	(16.46)%	4.52%		29.26%	(20.69)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$3,741	$3,065		$1,666	$2,051
Ratio to average net assets:
Net expenses (a)(c)(d)	1.00%	1.00%		1.00%	1.00%
Gross expenses (a)(d)	1.23%	1.31%		1.69%	4.64%
Net investment income (loss) (a)(c)(d)	2.40%	1.65%		2.35%	1.07%
Portfolio turnover rate	47%	60%		49%	7%

*	For the period from October 1, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

121

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC BlackRock International Index Fund Service Class Shares
	Years Ended December 31,
	2011	2010*
Net Asset Value, Beginning of Period	$10.37	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.19 †	0.00	†(e)
Net realized and unrealized gain (loss) on investments	(1.51)	0.37

Total from Investment Operations	(1.32)	0.37

Less Distributions from:
Net investment income	0.00 (e)	—
Net realized gain on investments	0.00 (e)	—

Total Distributions	0.00 (e)	—

Net Asset Value, End of Period	$9.05	$10.37

Total Return (b)	(12.70)%	3.70%

Ratios and Supplemental Data:

Net Assets, End of Period (000’s)	$4,861	$255

Ratio to average net assets:
Net expenses (a)(c)(d)	0.86%	0.85%
Gross expenses (a)(d)	1.60%	5.60%
Net investment income (loss) (a)(c)(d)	2.02%	(0.07)%
Portfolio turnover rate	3%	1%

*	For the period from November 15, 2010 (Commencement of Operations) through December 31, 2010.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

122

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC BlackRock Large Cap Index Fund Service Class Shares
	Years Ended December 31,
	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.59	$8.25	$6.87	$11.03	$12.65

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.12 †	0.09 †	0.10 †	0.10	0.08
Net realized and unrealized gain (loss) on investments	(0.08)	1.27	1.33	(4.19)	(0.84)

Total from Investment Operations	0.04	1.36	1.43	(4.09)	(0.76)

Less Distributions from:
Net investment income	(0.06)	—	(0.05)	(0.04)	(0.08)
Net realized gain on investments	(1.10)	(0.02)	—	(0.03)	(0.78)

Total Distributions	(1.16)	(0.02)	(0.05)	(0.07)	(0.86)

Net Asset Value, End of Period	$8.47	$9.59	$8.25	$6.87	$11.03

Total Return (a)	1.17%	16.45%	20.85%	(37.15)%	(6.07)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$28,107	$16,309	$11,734	$4,974	$7,808
Ratio to average net assets:
Net expenses (b)(c)	0.75%	1.09%	1.15%	1.15%	1.15%
Gross expenses (c)	0.80%	1.10%	1.44%	2.34%	2.05%
Net investment income (loss) (b)(c)	1.33%	1.02%	1.37%	1.05%	0.63%
Portfolio turnover rate	2%	235%	109%	189%	63%

†	Based on average shares outstanding during the period.
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.

123

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC BlackRock Small Cap Index Fund Service Class Shares
	Years Ended December 31,
	2011	2010	2009	2008		2007
Net Asset Value, Beginning of Period	$12.95	$10.45	$7.66	$12.85		$14.99

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.06 †	0.04 †	0.02 †	(0.00	)(d)	0.01
Net realized and unrealized gain (loss) on investments	(0.72)	2.47	2.78	(4.77)		(0.29)

Total from Investment Operations	(0.66)	2.51	2.80	(4.77)		(0.28)

Less Distributions from:
Net investment income	(0.03)	(0.01)	(0.01)	(0.00	)(d)	—
Net realized gain on investments	—	—	—	(0.42)		(1.86)

Total Distributions	(0.03)	(0.01)	(0.01)	(0.42)		(1.86)

Net Asset Value, End of Period	$12.26	$12.95	$10.45	$7.66		$12.85

Total Return (a)	(5.09)%	24.07%	36.50%	(38.14)%		(2.11)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$117,293	$134,958	$134,819	$115,098		$105,377
Ratio to average net assets:
Net expenses (b)(c)	0.85%	1.20%	1.25%	1.25%		1.25%
Gross expenses (c)	0.94%	1.23%	1.46%	1.55%		1.61%
Net investment income (loss) (b)(c)	0.50%	0.34%	0.20%	0.04%		(0.06)%
Portfolio turnover rate	37%	131%	132%	126%		126%

†	Based on average shares outstanding during the period.
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(d)	Amount is less than $0.005 per share.

124

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Columbia Small Cap Value Fund Service Class Shares
	Years Ended December 31,
	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$11.14	$10.07	$7.97	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.01 †	0.05 †	0.04 †	0.01
Net realized and unrealized gain (loss) on investments	(0.86)	1.92	2.36	(2.03)

Total from Investment Operations	(0.85)	1.97	2.40	(2.02)

Less Distributions from:
Net investment income	(0.05)	—	(0.02)	(0.01)
Net realized gain on investments	(1.94)	(0.90)	(0.28)	—

Total Distributions	(1.99)	(0.90)	(0.30)	(0.01)

Net Asset Value, End of Period	$8.30	$11.14	$10.07	$7.97

Total Return (b)	(6.50)%	21.33%	30.07%	(20.20)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$11,847	$12,293	$6,809	$1,424
Ratio to average net assets:
Net expenses (a)(c)(d)	1.40%	1.40%	1.40%	1.40%
Gross expenses (a)(d)	1.48%	1.67%	1.87%	6.68%
Net investment income (loss) (a)(c)(d)	0.12%	0.47%	0.44%	0.72%
Portfolio turnover rate	50%	139%	110%	28%

*	For the period from October 1, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

125

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Davis Venture Value Fund Service Class Shares
	Years Ended December 31,
	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.05	$10.72	$8.32	$13.61	$13.15

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.08 †	0.05 †	0.04 †	0.06	0.12
Net realized and unrealized gain (loss) on investments	(0.59)	1.31	2.37	(5.17)	0.39

Total from Investment Operations	(0.51)	1.36	2.41	(5.11)	0.51

Less Distributions from:
Net investment income	(0.08)	(0.03)	(0.01)	(0.07)	(0.05)
Net realized gain on investments	(0.51)	—	—	(0.11)	—

Total Distributions	(0.59)	(0.03)	(0.01)	(0.18)	(0.05)

Net Asset Value, End of Period	$10.95	$12.05	$10.72	$8.32	$13.61

Total Return (a)	(4.02)%	12.68%	29.02%	(37.93)%	3.91%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$239,408	$266,112	$235,240	$82,041	$27,764
Ratio to average net assets:
Net expenses (b)(c)	1.11%	1.12%	1.15%	1.15%	1.15%
Gross expenses (c)	1.11%	1.12%	1.18%	1.35%	1.35%
Net investment income (loss) (b)(c)	0.65%	0.49%	0.41%	0.65%	0.68%
Portfolio turnover rate	16%	39%	17%	19%	10%

†	Based on average shares outstanding during the period.
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.

126

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Goldman Sachs Mid Cap Value Fund Service Class Shares
	Years Ended December 31,
	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$9.41	$7.93	$6.93	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.10 †	0.10 †	0.09 †	0.07
Net realized and unrealized gain (loss) on investments	0.07	1.59	1.68	(3.09)

Total from Investment Operations	0.17	1.69	1.77	(3.02)

Less Distributions from:
Net investment income	(0.08)	—	(0.06)	(0.05)
Net realized gain on investments	(0.87)	(0.21)	(0.71)	—

Total Distributions	(0.95)	(0.21)	(0.77)	(0.05)

Net Asset Value, End of Period	$8.63	$9.41	$7.93	$6.93

Total Return (b)	2.34%	21.62%	25.38%	(30.21)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$30,039	$26,638	$18,699	$4,452
Ratio to average net assets:
Net expenses (a)(c)(d)	1.31%	1.31%	1.31%	1.32%
Gross expenses (a)(d)	1.31%	1.31%	1.31%	1.32%
Net investment income (loss) (a)(c)(d)	1.02%	1.18%	1.15%	1.65%
Portfolio turnover rate	50%	65%	159%	90%

*	For the period from March 7, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

127

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Invesco Small Cap Growth Fund Service Class Shares
	Years Ended December 31,
	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$10.99	$9.55	$7.50	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	(0.09)†	(0.08)†	(0.04)†	(0.01)
Net realized and unrealized gain (loss) on investments	(0.05)	2.39	2.40	(2.49)

Total from Investment Operations	(0.14)	2.31	2.36	(2.50)

Less Distributions from:
Net investment income	—	—	—	—
Net realized gain on investments	(0.37)	(0.87)	(0.31)	—

Total Distributions	(0.37)	(0.87)	(0.31)	—

Net Asset Value, End of Period	$10.48	$10.99	$9.55	$7.50

Total Return (b)	(1.20)%	25.86%	31.39%	(25.00)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$13,268	$10,761	$6,488	$1,544
Ratio to average net assets:
Net expenses (a)(c)(d)	1.40%	1.40%	1.40%	1.40%
Gross expenses (a)(d)	1.61%	1.88%	2.48%	9.42%
Net investment income (loss) (a)(c)(d)	(0.80)%	(0.78)%	(0.51)%	(0.72)%
Portfolio turnover rate	33%	42%	114%	4%

*	For the period from October 1, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

128

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Lord Abbett Growth & Income Fund Service Class Shares
	Years Ended December 31,
	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$8.41	$7.51	$7.08	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.04 †	0.03 †	0.04 †	0.06
Net realized and unrealized gain (loss) on investments	(0.63)	1.20	1.19	(2.93)

Total from Investment Operations	(0.59)	1.23	1.23	(2.87)

Less Distributions from:
Net investment income	(0.04)	—	(0.02)	(0.05)
Net realized gain on investments	(1.35)	(0.33)	(0.78)	—

Total Distributions	(1.39)	(0.33)	(0.80)	(0.05)

Net Asset Value, End of Period	$6.43	$8.41	$7.51	$7.08

Total Return (b)	(6.40)%	16.94%	17.41%	(28.68)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$14,991	$13,744	$9,422	$2,620
Ratio to average net assets:
Net expenses (a)(c)(d)	1.12%	1.12%	1.12%	1.12%
Gross expenses (a)(d)	1.13%	1.13%	1.13%	1.14%
Net investment income (loss) (a)(c)(d)	0.51%	0.36%	0.49%	1.48%
Portfolio turnover rate	68%	63%	83%	73%

*	For the period from March 7, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

129

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC WMC Blue Chip Mid Cap Fund Service Class Shares
	Years Ended December 31,
	2011		2010	2009		2008*
Net Asset Value, Beginning of Period	$14.82		$12.07	$9.30		$15.70

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	(0.00	)†(e)	(0.01)†	(0.01	)†	0.02
Net realized and unrealized gain (loss) on investments	(1.19)		2.76	2.78		(3.19)

Total from Investment Operations	(1.19)		2.75	2.77		(3.17)

Less Distributions from:
Net investment income	—		—	(0.00	)(e)	(0.03)
Net realized gain on investments	—		—	—		(3.20)

Total Distributions	—		—	(0.00	)(e)	(3.23)

Net Asset Value, End of Period	$13.63		$14.82	$12.07		$9.30

Total Return (b)	(8.03)%		22.78%	29.96%		(26.06)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$35,155		$40,627	$40,249		$31,137
Ratio to average net assets:
Net expenses (a)(c)(d)	1.21%		1.24%	1.25%		1.25%
Gross expenses (a)(d)	1.21%		1.24%	1.35%		1.47%
Net investment income (loss) (a)(c)(d)	(0.00)%		(0.11)%	(0.09)%		0.02%
Portfolio turnover rate	68%		69%	82%		104%

*	For the period from March 7, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

130

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC WMC Large Cap Growth Fund Service Class Shares
	Years Ended December 31,
	2011		2010		2009	2008		2007
Net Asset Value, Beginning of Period	$9.65		$8.10		$5.92	$10.63		$9.98

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.00	†(d)	0.01	†	0.03 †	0.02		(0.02)
Net realized and unrealized gain (loss) on investments	(0.46)		1.54		2.16	(4.73)		0.70

Total from Investment Operations	(0.46)		1.55		2.19	(4.71)		0.68

Less Distributions from:
Net investment income	(0.01)		(0.00	)(d)	(0.01)	—		—
Net realized gain on investments	—		—		—	(0.00	)(d)	(0.03)

Total Distributions	(0.01)		(0.00	)(d)	(0.01)	(0.00	)(d)	(0.03)

Net Asset Value, End of Period	$9.18		$9.65		$8.10	$5.92		$10.63

Total Return (a)	(4.80)%		19.19%		37.08%	(44.30)%		6.78%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$16,414		$18,782		$17,883	$15,518		$33,064
Ratio to average net assets:
Net expenses (b)(c)	1.12%		1.06%		1.06%	1.06%		1.06%
Gross expenses (c)	1.16%		1.17%		1.33%	1.43%		1.46%
Net investment income (loss) (b)(c)	0.00%		0.09%		0.46%	0.17%		(0.25)%
Portfolio turnover rate	58%		77%		72%	265%		307%

†	Based on average shares outstanding during the period.
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(d)	Amount is less than $0.005 per share.

131

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	Sun Capital Investment Grade Bond Fund Service Class Shares
	Years Ended December 31,
	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.46	$9.12	$7.90	$9.55	$9.69

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.26 †	0.30 †	0.37 †	0.49	0.47
Net realized and unrealized gain (loss) on investments	0.37	0.38	1.23	(1.66)	(0.14)

Total from Investment Operations	0.63	0.68	1.60	(1.17)	0.33

Less Distributions from:
Net investment income	(0.28)	(0.31)	(0.37)	(0.48)	(0.47)
Net realized gain on investments	(0.20)	(0.03)	(0.01)	—	—

Total Distributions	(0.48)	(0.34)	(0.38)	(0.48)	(0.47)

Net Asset Value, End of Period	$9.61	$9.46	$9.12	$7.90	$9.55

Total Return (a)	6.77%	7.49%	20.58%	(12.67)%	3.51%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$177,740	$127,925	$64,213	$21,189	$25,460
Ratio to average net assets:
Net expenses (b)(c)	0.96%	0.98%	1.00%	1.00%	1.00%
Gross expenses (c)	0.96%	0.98%	1.10%	1.31%	1.24%
Net investment income (loss) (b)(c)	2.67%	3.22%	4.25%	5.45%	4.89%
Portfolio turnover rate (d)	96%	90%	99%	30%	46%

†	Based on average shares outstanding during the period.
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(d)	Excludes mortgage dollar roll transactions.

132

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	Sun Capital Money Market Fund Service Class Shares
	Years Ended December 31,
	2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.00	(d)†	0.00	(d)†	0.00	(d)†	0.02	0.05
Net realized and unrealized gain (loss) on investments	0.00	(d)	0.00	(d)	0.00	(d)	0.00 (d)	—

Total from Investment Operations	0.00	(d)	0.00	(d)	0.00	(d)	0.02	0.05

Less Distributions from:
Net investment income	—		—		(0.00	)(d)	(0.02)	(0.05)
Net realized gain on investments	(0.00	)(d)	—		—		—	—

Total Distributions	(0.00	)(d)	—		(0.00	)(d)	(0.02)	(0.05)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return (a)	0.00%		0.00%		0.02%		2.00%	4.61%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$158,944		$118,701		$116,282		$54,108	$1,740
Ratio to average net assets:
Net expenses (b)(c)	0.14%		0.22%		0.38%		0.75%	0.75%
Gross expenses (c)	0.90%		0.91%		0.94%		1.10%	1.00%
Net investment income (loss) (b)(c)	0.00%		0.00%		0.01%		1.34%	4.50%
Portfolio turnover rate	N/A		N/A		N/A		N/A	N/A

†	Based on average shares outstanding during the period.
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(d)	Amount is less than $0.005 per share.

133

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC BlackRock Inflation Protected Bond Fund Service Class Shares
	Years Ended December 31,
	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$10.61	$10.32	$9.87	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.20 †	0.12 †	0.21 †	(0.06)
Net realized and unrealized gain (loss) on investments	1.03	0.38	0.60	(0.04	)(c)

Total from Investment Operations	1.23	0.50	0.81	(0.10)

Less Distributions from:
Net investment income	(0.24)	(0.11)	(0.20)	(0.03)
Net realized gain on investments	(0.29)	(0.10)	(0.16)	—

Total Distributions	(0.53)	(0.21)	(0.36)	(0.03)

Net Asset Value, End of Period	$11.31	$10.61	$10.32	$9.87

Total Return (b)	11.70%	4.91%	8.34%	(0.96)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$280,788	$161,359	$78,839	$4,276
Ratio to average net assets:
Net expenses (a)(d)(e)	0.90%	0.90%	0.90%	0.90%
Gross expenses (a)(e)	0.91%	0.91%	0.91%	0.93%
Net investment income (loss) (a)(d)(e)	1.78%	1.09%	2.07%	(4.60)%
Portfolio turnover rate	430%	388%	278%	85%

*	For the period from October 1, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.

134

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Goldman Sachs Short Duration Fund Service Class Shares
	Years Ended December 31,
	2011		2010	2009	2008*
Net Asset Value, Beginning of Period	$10.31		$10.23	$10.13	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.09	†	0.11 †	0.17 †	0.14
Net realized and unrealized gain (loss) on investments	(0.07)		0.11	0.18	0.16

Total from Investment Operations	0.02		0.22	0.35	0.30

Less Distributions from:
Net investment income	(0.10)		(0.13)	(0.18)	(0.14)
Net realized gain on investments	(0.06)		(0.01)	(0.07)	(0.03)
Capital	(0.00	)(e)	—	—	—

Total Distributions	(0.16)		(0.14)	(0.25)	(0.17)

Net Asset Value, End of Period	$10.17		$10.31	$10.23	$10.13

Total Return (b)	0.17%		2.16%	3.52%	3.00%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$191,313		$149,752	$107,329	$63,422
Ratio to average net assets:
Net expenses (a)(c)(d)	0.90%		0.90%	0.90%	0.90%
Gross expenses (a)(d)	0.90%		0.90%	0.90%	0.92%
Net investment income (loss) (a)(c)(d)	0.89%		1.05%	1.66%	1.95%
Portfolio turnover rate	154%		122%	231%	333%

*	For the period from March 7, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

135

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC PIMCO High Yield Fund Service Class Shares
	Years Ended December 31,
	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$9.83	$9.46	$8.07	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.66 †	0.70 †	0.72 †	0.51
Net realized and unrealized gain (loss) on investments	(0.29)	0.43	1.62	(1.85)

Total from Investment Operations	0.37	1.13	2.34	(1.34)

Less Distributions from:
Net investment income	(0.69)	(0.69)	(0.71)	(0.53)
Net realized gain on investments	(0.25)	(0.07)	(0.24)	(0.06)

Total Distributions	(0.94)	(0.76)	(0.95)	(0.59)

Net Asset Value, End of Period	$9.26	$9.83	$9.46	$8.07

Total Return (b)	4.01%	12.40%	30.34%	(13.92)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$30,874	$32,225	$24,680	$12,300
Ratio to average net assets:
Net expenses (a)(c)(d)	1.00%	1.00%	1.00%	1.00%
Gross expenses (a)(d)	1.00%	1.00%	1.00%	1.03%
Net investment income (loss) (a)(c)(d)	6.80%	7.19%	8.19%	7.18%
Portfolio turnover rate	35%	28%	190%	75%

*	For the period from March 7, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

136

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC PIMCO Total Return Fund Service Class Shares
	Years Ended December 31,
	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$11.58	$11.04	$10.55	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.24 †	0.19 †	0.24 †	0.02
Net realized and unrealized gain (loss) on investments	0.14	0.61	0.65	0.55

Total from Investment Operations	0.38	0.80	0.89	0.57

Less Distributions from:
Net investment income	(0.28)	(0.22)	(0.26)	(0.02)
Net realized gain on investments	(0.30)	(0.04)	(0.14)	(0.00	)(e)

Total Distributions	(0.58)	(0.26)	(0.40)	(0.02)

Net Asset Value, End of Period	$11.38	$11.58	$11.04	$10.55

Total Return (b)	3.35%	7.27%	8.62%	5.76%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$704,916	$483,257	$243,743	$18,397
Ratio to average net assets:
Net expenses (a)(c)(d)	0.90%	0.90%	0.90%	0.90%
Gross expenses (a)(d)	0.91%	0.91%	0.91%	0.93%
Net investment income (loss) (a)(c)(d)	2.09%	1.67%	2.15%	0.97%
Portfolio turnover rate	551%	493%	496%	181%

*	For the period from October 1, 2008 (Commencement of Operations) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

137

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	Sun Capital Global Real Estate Fund Service Class Shares
	Years Ended December 31,
	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.61	$12.25	$9.77	$19.66	$26.23

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.20 †	0.34 †	0.32 †	0.18	0.40
Net realized and unrealized gain (loss) on investments	(1.17)	1.40	2.56	(8.22)	(3.71)

Total from Investment Operations	(0.97)	1.74	2.88	(8.04)	(3.31)

Less Distributions from:
Net investment income	(0.80)	(1.38)	(0.33)	(0.34)	(0.30)
Net realized gain on investments	—	—	(0.07)	(1.51)	(2.96)

Total Distributions	(0.80)	(1.38)	(0.40)	(1.85)	(3.26)

Net Asset Value, End of Period	$10.84	$12.61	$12.25	$9.77	$19.66

Total Return (a)	(7.74)%	14.94%	29.83%	(44.89)%	(13.34)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$117,846	$142,500	$138,929	$126,838	$173,065
Ratio to average net assets:
Net expenses (b)(c)	1.35%	1.35%	1.35%	1.35%	1.35%
Gross expenses (c)	1.41%	1.37%	1.43%	1.48%	1.43%
Net investment income (loss) (b)(c)	1.60%	2.80%	3.33%	1.15%	2.82%
Portfolio turnover rate	27%	40%	110%	76%	25%

†	Based on average shares outstanding during the period.
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.

138

INFORMATION ABOUT THE UNDERLYING FUNDS

Appendix A

Information About the Underlying Funds in which the Funds of Funds Invest

SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund

The following is intended to summarize the primary investment strategies of, and to provide you with certain other information about, the funds not included in this prospectus in which SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund will invest. These summaries do not reflect all of the investment policies and strategies that are disclosed in each underlying fund’s prospectus and statement of additional information, and are not an offer of the underlying funds’ shares.

No summary is provided for the underlying funds listed below that are included in this prospectus and the statement of additional information along with SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund. The underlying funds in which SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund intend to invest may change from time to time at the discretion of Sun Capital Advisers LLC and Ibbotson Associates, Inc. without prior notice to, or approval of, shareholders. Each underlying fund normally will be invested according to its investment strategy. However, an underlying fund also may have the ability to invest without limitation in money market instruments or other investments for temporary defensive purposes. The prospectus and statement of additional information for each underlying fund are available on the Securities and Exchange Commission’s website.

Domestic Equity Funds

SCSM BlackRock Large Cap Index Fund

SCSM BlackRock Small Cap Index Fund

SCSM Columbia Small Cap Value Fund

SCSM Davis Venture Value Fund

SCSM Goldman Sachs Mid Cap Value Fund

SCSM Invesco Small Cap Growth Fund

SCSM Lord Abbett Growth & Income Fund

SCSM WMC Blue Chip Mid Cap Fund

SCSM WMC Large Cap Growth Fund

MFS® Value Portfolio (Investment Goal: Capital appreciation)

MFS Value Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in equity securities. The fund normally invests its assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). While the fund may invest in companies of any size, it generally focuses on companies with large capitalizations.

International Equity Funds

SCSM BlackRock International Index Fund

SCSM AllianceBernstein International Value Fund

A-1

INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

MFS® International Growth Portfolio (Investment Goal: Capital appreciation)

MFS International Growth Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in foreign equity securities, including emerging market equity securities. The fund normally invests a relatively large percentage of the fund’s assets in equity securities of issuers in a single country, a small number of countries, or a particular geographic region. The fund focuses on investing in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). The fund may be invested in companies of any size.

MFS® Research International Portfolio (Investment Goal: Capital appreciation)

MFS Research International Portfolio seeks to achieve its investment objective by not being constrained to any particular investment style. The fund may invest in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. The fund may be invested in companies of any size.

MFS® Emerging Markets Equity Portfolio (Investment Goal: Capital appreciation)

MFS Emerging Markets Equity Portfolio seeks to achieve its investment objective by investing at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Such countries are located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe. The fund may be invested in companies of any size.

Specialty Funds

Sun Capital Global Real Estate Fund

SCSM Ibbotson Tactical Opportunities Fund

SC Ibbotson Tactical Opportunities Fund is a “fund-of-ETFs” and seeks to achieve its investment objective by investing at least 80% of its net assets in securities of ETFs. Each ETF, in turn, invests in a variety of U.S. and foreign equity, debt, and money market securities, and/or other instruments. The fund expects to allocate between 0% and 100% of its assets in equity ETFs with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds.

Fixed Income Funds

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

SCSM BlackRock Inflation Protected Bond Fund

SCSM Goldman Sachs Short Duration Fund

SCSM PIMCO High Yield Fund

SCSM PIMCO Total Return Fund

A-2

ADDITIONAL INFORMATION ABOUT THE INDICES

Appendix B

Additional Information About the Indices

Barclays Capital 1-3 Year U.S. Government/Credit Index

The Barclays Capital 1-3 Year U.S. Government/Credit Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between one and three years and are publicly issued.

Barclays Capital Global Real Index: U.S. TIPS

The Barclays Capital Global Real Index: U.S. TIPS is comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better) that have at least one year to final maturity and at least $250 million par amount outstanding.

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index is a widely recognized market value-weighted index composed of U.S. Treasuries, agencies, credit, asset-backed securities, commercial mortgage-backed securities and mortgage- backed securities.

BofA Merrill Lynch BB-B U.S. High Yield Constrained Index

The BofA Merrill Lynch BB-B U.S. High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index

The BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is a measure of the performance of the 3-month U.S. Treasury bill.

Dow Jones Moderate U.S. Relative Risk Portfolio Index

The Dow Jones Moderate U.S. Relative Risk Portfolio Index measures the performance of moderate portfolios based on incremental levels of potential risk and is designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderate U.S. Relative Risk Portfolio Index consists of 60% equities and 40% fixed income.

Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index

The Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index measures the performance of moderately aggressive portfolios based on incremental levels of potential risk and is designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderate U.S. Relative Risk Portfolio Index consists of 80% equities and 20% fixed income.

Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index

The Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index measures the performance of moderately conservative portfolios based on incremental levels of potential risk and is designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderate U.S. Relative Risk Portfolio Index consists of 40% equities and 60% fixed income.

B-1

ADDITIONAL INFORMATION ABOUT THE INDICES (continued)

FTSE EPRA/NAREIT Developed Real Estate Index

The Financial Times/Stock Exchange European Public Real Estate Association/National Association of Real Estate Trusts (“FTSE EPRA/NAREIT”) Developed Real Estate Index is a total-return index comprising eight index families covering the world’s largest investment markets in various currencies, and is designed to track the performance of listed real estate companies and REITs worldwide.

MSCI EAFE Index

The Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”) tracks performance of large cap international equity securities and is widely regarded as the standard for measuring large cap international stock market performance.

Russell 1000® Growth Index

The Russell 1000® Growth Index is an unmanaged index that measures stock performance of those Russell 1000® Index securities with higher price to book ratios and higher forecasted growth values, representative of U.S. securities exhibiting growth characteristics.

Russell 1000® Value Index

The Russell 1000® Value Index tracks the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index

The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index

The Russell 2000® Index measures the performance of the 2,000 companies with the smallest market capitalizations within the Russell 3000® Index (an index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization).

Russell 2000® Value Index

The Russell 2000® Value Index tracks the performance of the small value segment of the U.S. equity universe and includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Value Index

The Russell Midcap® Value Index tracks the performance of the mid-cap value segment of the U.S. equity universe and includes those Russell Midcap® Value Index companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index

The Standard & Poor’s® 500 Index (“S&P 500 Index”) is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

S&P MidCap 400 Index

The Standard & Poor’s® MidCap 400 Index (“S&P MidCap 400 Index”) is a market cap weighted mid cap index, broadly representing the mid cap market in the United States.

B-2

ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) provides more detailed information about the funds and is incorporated into this prospectus by reference. Additional information about the funds’ investments is available in the Trust’s annual and semiannual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. You may obtain free copies of the SAI and the annual and semi-annual reports, request other information and discuss questions about the funds by contacting your agent, or by contacting the funds at the address or telephone number listed below. In addition, you may obtain the SAI, annual and semi-annual reports at the adviser’s website at www.suncapitaladvisers.com.

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, MA 02481

Telephone: 1-800-432-1102 x3330

Investment Adviser	Independent Registered Public Accounting Firm

Sun Capital Advisers LLC	Deloitte & Touche LLP

Principal Underwriter	Administrator, Custodian

Clarendon Insurance Agency, Inc.	State Street Bank and Trust Company

You can review and copy information about the funds (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090. Reports and other information about the funds are also available free from the EDGAR Database on the SEC’s Internet website: http://www.sec.gov. You can get text-only copies for a duplicating fee by writing or sending an electronic request to:

Securities and Exchange Commission

Public Reference Section

100 F Street, N.E.

Washington, D.C. 20549-1520

e-mail: publicinfo@sec.gov

SUN CAPITAL ADVISERS TRUST

Investment Company Act File No. 811-08879

SUN CAPITAL ADVISERS TRUST

SCSM Ibbotson Balanced Fund	SCSM Lord Abbett Growth & Income Fund
(Tickers: SCIBX – Initial Class / SIBSX – Service Class)	(Tickers: SCLGX – Initial Class / SCLSX – Service Class)

SCSM Ibbotson Conservative Fund	SCSM WMC Blue Chip Mid Cap Fund
(Tickers: SCIMX – Initial Class / SIMSX – Service Class)	(Tickers: SBCMX – Initial Class / SBLSX – Service Class)

SCSM Ibbotson Growth Fund	SCSM WMC Large Cap Growth Fund
(Tickers: SIBGX – Initial Class / SIGSX – Service Class)	(Tickers: SWLCX – Initial Class / SLGSX – Service Class)

SCSM AllianceBernstein International Value Fund	Sun Capital Investment Grade Bond Fund®
(Tickers: SABIX – Initial Class / SABSX – Service Class)	(Tickers: SIGBX – Initial Class / SGBSX – Service Class)

SCSM BlackRock International Index Fund	Sun Capital Money Market Fund®
(Tickers: SBIIX – Initial Class / SIISX – Service Class)	(Tickers: SMFXX – Initial Class / SMSXX – Service Class)

SCSM BlackRock Large Cap Index Fund	SCSM BlackRock Inflation Protected Bond Fund
(Tickers: SOCIX – Initial Class / SOCSX – Service Class)	(Tickers: SCBIX – Initial Class / SBISX – Service Class)

SCSM BlackRock Small Cap Index Fund	SCSM Goldman Sachs Short Duration Fund
(Tickers: SCOSX – Initial Class / SCOMX – Service Class)	(Tickers: SGSSX – Initial Class / SGSDX – Service Class)

SCSM Columbia Small Cap Value Fund	SCSM PIMCO High Yield Fund
(Tickers: SCDSX – Initial Class / SDSSX – Service Class)	(Tickers: SCPHX – Initial Class / SCPSX – Service Class)

SCSM Davis Venture Value Fund	SCSM PIMCO Total Return Fund
(Tickers: SDVVX – Initial Class / SVVSX – Service Class)	(Tickers: SCPTX – Initial Class / SPTSX – Service Class)

SCSM Goldman Sachs Mid Cap Value Fund	Sun Capital Global Real Estate Fund
(Tickers: SCGMX – Initial Class / SGMCX – Service Class)	(Tickers: SCREX – Initial Class / SRESX – Service Class)

SCSM Invesco Small Cap Growth Fund	SCSM Ibbotson Tactical Opportunities Fund
(Tickers: SCASX – Initial Class / SASSX – Service Class)	(Ticker: SITOX – Initial Class)

Initial Class and Service Class Shares

Statement of Additional Information

May 1, 2012

This statement of additional information (“SAI”) is not a prospectus. The funds’ financial statements for the fiscal year ended December 31, 2011 are incorporated by reference into this SAI.

To obtain a free copy of the funds’ Initial Class prospectus or the funds’ Service Class prospectus, each dated May 1, 2012, or a copy of the most recent annual or semi-annual report to shareholders, please visit www.suncapitaladvisers.com, or please contact your agent or the funds at:

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, MA 02481

Telephone: 1-800-432-1102 x3330

INTRODUCTION

Each of the funds is a series of Sun Capital Advisers Trust (the “Trust”), an investment company registered under the Investment Company Act of 1940, as amended.

Each fund other than SC Ibbotson Tactical Opportunities Fund serves as an investment option under variable annuity and variable life insurance contracts issued by separate accounts of Sun Life Assurance Company of Canada (U.S.) (“Sun Life U.S.”) and Sun Life Insurance and Annuity Company of New York (“Sun Life NY”).

SC Ibbotson Tactical Opportunities Fund is not available as an investment option under variable contracts. Its only investors are SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, other funds of the Trust.

MORE INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Investment Strategies and Risks. Each fund’s principal investment strategies and risks, as well as the securities in which each fund typically invests, are described in the prospectus.

•

SC Ibbotson Balanced Fund is a fund of funds which normally invests between 30% and 70% of its net assets (plus the amount of any borrowings for investment purposes) in equity funds and the remainder in fixed income funds and cash, cash equivalents, or money market funds.

•

SC Ibbotson Conservative Fund is a fund of funds which normally invests between 20% and 50% of its net assets (plus the amount of any borrowings for investment purposes) in equity funds and the remainder in fixed income funds and cash, cash equivalents, or money market funds.

•

SC Ibbotson Growth Fund is a fund of funds which normally invests between 50% and 90% of its net assets (plus the amount of any borrowings for investment purposes) in equity funds and the remainder in fixed income funds and cash, cash equivalents, or money market funds.

•

SC AllianceBernstein International Value Fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries.

•

SC BlackRock International Index Fund employs a “passive” management approach. The fund will invest primarily in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index.

•

SC BlackRock Large Cap Index Fund normally employs a “passive” management approach. The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large capitalization companies. For purposes of this fund, large capitalization companies are considered to be those having a market capitalization, at the time this fund makes an investment, within the range of the market capitalization of the companies in the S&P 500 Index.

•

SC BlackRock Small Cap Index Fund normally employs a “passive” management approach. The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. For purposes of this fund, small capitalization companies are considered to be those having a market capitalization, at the time this fund makes an investment, within the range of the market capitalization of the companies in the Russell 2000 Index.

•

SC Columbia Small Cap Value Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies that the fund’s subadviser believes to be undervalued. The fund’s subadviser considers small capitalization companies to be companies that, at the time of purchase, have market capitalizations in the range of the companies in the Russell 2000® Value Index.

•	SC Davis Venture Value Fund invests primarily in the common stock of U.S. companies with market capitalizations of at least $10 billion at the time of purchase.

•

SC Goldman Sachs Mid Cap Value Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded or headquartered in the United States.

•

SC Invesco Small Cap Growth Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. For purposes of this fund, a small capitalization company is one that has a market capitalization at the time of purchase no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

•

SC Lord Abbett Growth & Income Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index.

1

•

SC WMC Blue Chip Mid Cap Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities with market capitalizations within the range of the Russell MidCap Index or the S&P MidCap 400 Index at the time of purchase.

•

SC WMC Large Cap Growth Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large capitalizations (which for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Growth Index).

•	Sun Capital Investment Grade Bond Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade bonds, including those issued by:

•	U.S. and foreign companies, including companies in emerging market countries;

•	the U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities; and

•	foreign governments, including those in emerging market countries.

•	Sun Capital Money Market Fund invests exclusively in high quality U.S. dollar-denominated money market securities.

•

SC BlackRock Inflation Protected Bond Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.

•

SC Goldman Sachs Short Duration Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. Normally, the fund invests in investment grade securities (i.e., rated BBB-Baa or higher or, if unrated, of equivalent credit quality).

•

SC PIMCO High Yield Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investor Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, of comparable quality as determined by the fund’s subadviser.

•

SC PIMCO Total Return Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Sun Capital Global Real Estate Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and foreign real estate-related investments, including real estate investment trusts and similar entities formed under the laws of non-U.S. countries (“REITs”) and other U.S. and foreign real estate companies.

•

SC Ibbotson Tactical Opportunities Fund is a “Fund-of-ETFs” which normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of exchange-traded funds (“ETFs”).

Each of the following fifteen funds has a policy of investing at least 80% of its net assets in a particular type of securities: SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, SC Columbia Small Cap Value Fund, SC Goldman Sachs Mid Cap Value Fund, SC Invesco Small Cap Growth Fund, SC Lord Abbett Growth & Income Fund, SC WMC Blue Chip Mid Cap Fund, SC WMC Large Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC BlackRock Inflation Protected Bond Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund, SC PIMCO Total Return Fund, Sun Capital Global Real Estate Fund and SC Ibbotson Tactical Opportunities Fund will provide written notice to its shareholders at least 60 days prior to any change in its 80% investment policy, as described above. Compliance with the 80% investment policy is measured at the time of investment.

All of the funds (except SC BlackRock Inflation Protected Bond Fund and Sun Capital Global Real Estate Fund) are diversified mutual funds. This means that with respect to 75% of each fund’s total assets, the fund may not invest more than 5% of its total assets in the outstanding securities of any one issuer, or own more than 10% of the voting securities of any one issuer, except U.S. government securities or securities of other investment companies. Further, with respect to Sun Capital Money Market Fund, this means that the fund may not invest more than 5% of its assets in any one issuer except U.S. government securities and obligations of domestic banks.

SC BlackRock Inflation Protected Bond Fund and Sun Capital Global Real Estate Fund are not diversified and may invest without regard to such limits. This means that the net asset value of SC BlackRock Inflation Protected Bond Fund and Sun Capital Global Real Estate Fund may be more volatile because each fund’s portfolio may be invested in fewer securities and each fund may be more sensitive to events affecting the value of these securities. However, SC BlackRock Inflation Protected Bond Fund and Sun Capital Global Real Estate Fund (and the other funds) must satisfy the diversification tests under Sections 851(b)(3) and 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”), (see discussion under the caption, Taxes). Meeting these diversification tests may limit SC BlackRock Inflation Protected Bond Fund’s and Sun Capital Global Real Estate Fund’s volatility risk.

2

Securities in Which the Funds May Invest.

The following is a description of the securities and other investments in which the funds may invest, as well as derivatives contracts and practices they may use in pursuing their investment objectives.

In the case of the SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, which are funds of funds and invest in a portfolio of underlying funds, the following provides a description of the securities or investments in which these underlying funds may invest and the derivative instruments and practices they may use.

In the case of the SC Ibbotson Tactical Opportunities Fund, which invests substantially all its assets in ETFs, the following provides a description of the securities or investments in which these ETFs may invest and the derivative instruments and practices they may use.

Equity and Equity-like Securities.

Common shares. (All funds except Sun Capital Money Market Fund, SC BlackRock Inflation Protected Bond Fund and SC Goldman Sachs Short Duration Fund) Common shares represent an equity (ownership) interest in a company or other entity. This ownership interest often gives a fund the right to vote on measures affecting the company’s organization and operations. Although common shares generally have a history of long-term growth in value, their prices, particularly those of smaller capitalization companies, are often volatile in the short-term.

Preferred shares. (All funds) Preferred shares represent a limited equity interest in a company or other entity and frequently have debt-like features. Preferred shares are often entitled only to dividends at a specified rate, and have a preference over common shares with respect to dividends and on liquidation of assets. Preferred shares generally have lesser voting rights than common shares. Because their dividends are often fixed, the value of some preferred shares fluctuates inversely with changes in interest rates. Sun Capital Money Market Fund may invest in certain types of preferred shares having debt-like features to the extent that the preferred shares meet the maturity, quality and diversification requirements applicable to the fund.

Alternative equity securities. (All funds except Sun Capital Money Market Fund) Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred shares.

Convertible securities. (All funds except Sun Capital Money Market Fund) Convertible securities are bonds, preferred shares and other securities that pay a fixed rate of interest or dividends. However, they offer the buyer the additional option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. The value of convertible securities is also sensitive to company, market and other economic news, and will change based on the price of the underlying common stock. Convertible securities generally have less potential for gain than common stock, but also less potential for loss, since their income provides a cushion against the stock’s price declines. However, because the buyer is also exposed to the risk and reward potential of the underlying stock, convertible securities generally pay less income than similar non-convertible securities.

Warrants and rights. (All funds except Sun Capital Money Market Fund) Warrants and rights are securities permitting, but not obligating, their holder to purchase the underlying equity or fixed-income securities at a predetermined price. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends on or exercise voting rights concerning the underlying equity securities. Further, they do not represent any rights in the assets of the issuer. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they become worthless if they are not exercised on or prior to their expiration date. As a result, an investment in warrants and rights may entail greater investment risk than certain other types of investments.

Real estate investment trusts (“REITs”). (All funds except Sun Capital Money Market Fund) REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. Each fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the fund.

Risk factors associated with the real estate industry. Although no fund invests directly in real estate, a fund could invest primarily in real estate equity securities and concentrate its investments in the real estate industry, and, therefore, an investment in the fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. Any fund that invests in REITs may, to a lesser degree, be subject to these risks. Risks associated with the real estate industry in general include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning or applicable tax law; costs resulting from the clean-up of, and liability to third parties for

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damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

In addition, a fund’s receipt of rental income or income from the disposition of real property acquired as a result of a default on securities the fund owns may adversely affect its ability to retain its tax status as a regulated investment company. Investments by a fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

Risk factors associated with equity and mortgage REITs. In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, borrower default and self-liquidation.

Mortgage REITs are also subject to different combinations of prepayment, extension, interest rate and other market risks. The real estate mortgages underlying mortgage REITs are generally subject to a faster rate of principal repayments in a declining interest rate environment and to a slower rate of principal repayments in an increasing interest rate environment.

Foreign securities. (All funds) A fund may invest in the securities of corporate and governmental issuers located in or doing business in a foreign country (“foreign issuers”). A company is considered to be located in or doing business in a foreign country if it satisfies at least one of the following criteria: (i) the equity securities of the company are traded principally on stock exchanges in one or more foreign countries; (ii) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; (iii) it maintains 50% or more of its assets in one or more foreign countries; (iv) it is organized under the laws of a foreign country; or (v) its principal executive offices are located in a foreign country.

ADRs, EDRs, IDRs and GDRs. (All funds except Sun Capital Money Market Fund and SC Goldman Sachs Short Duration Fund) American Depositary Receipts (“ADRs”) (sponsored or unsponsored) are receipts typically issued by a U.S. bank, trust company or other entity and evidence ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between available information and the market value of the unsponsored ADR. European Depositary Receipts (“EDRs”) and International Depositary Receipts (“IDRs”) are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. Global Depositary Receipts (“GDRs”) are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

Risks of foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

To the extent that a fund’s foreign securities are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that a fund’s foreign investments may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities may be purchased on over-the-counter markets or exchanges located in the countries where an issuer’s securities are principally traded. Many foreign markets are not as developed or efficient as those in the United States. Although growing in volume, foreign markets usually have substantially less volume than U.S. markets. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although a fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers in foreign markets than in the United States.

In certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization, confiscatory taxation, limitations on the removal of assets of a fund from a country, political or social instability, or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Dividends, interest and, in some cases, capital gains earned by a fund on certain foreign securities may be subject to foreign taxes, thus reducing the net amount of income or gains available for distribution to the fund’s shareholders.

The above risks may be intensified for investments in emerging markets or countries with limited or developing capital markets. These countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be

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undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. A fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Other investment companies. (All funds) Each fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). With certain exceptions, the 1940 Act generally: (a) prohibits a fund, together with any companies controlled by the fund, from acquiring more than 3% of the total outstanding securities of any other investment company, and (b) prohibits a fund from investing more than 5% of its total assets in any one investment company and more than 10% of its total assets in the securities of other investment companies in the aggregate. However, certain rules and exemptions under the 1940 Act permit a fund to invest a greater portion of its assets in other investment companies, such as money market funds, subject to certain conditions.

In reliance on a statutory exemption, SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Conservative Fund may invest without regard to these limitations or conditions in shares of underlying funds that are part of the same groups of investment companies as these funds. At any time that one or more of the SC Ibbotson Funds has invested in shares of an underlying fund in excess of these limitations, however, that underlying fund will not in turn invest in excess of these limitations in other investment companies in reliance on exemptions otherwise provided by Sections 12(d)(1)(G) (for funds of funds) or 12(d)(1)(F) under the 1940 Act. SC Ibbotson Tactical Opportunities Fund may invest in ETFs in excess of the limits described above in reliance on exemptive orders issued by the Securities and Exchange Commission (“SEC”). See “Exchange Traded Funds (ETFs)” below. A fund that holds securities of other investment companies will bear its pro rata share of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the fund’s own operations.

Exchange-traded funds. (“ETFs”) (All funds except Sun Capital Money Market Fund) Each fund may invest in ETFs. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that generally hold portfolios of common stocks which track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector-specific or international. Broad-based ETFs, such as Standard & Poor’s Depositary Receipt Shares (“SPDRs”), track a broad group of stocks from different industries and market sectors. HOLDRS (HOLding company Depositary ReceiptS) are securities that represent an investor’s ownership in the common stock of specified companies in a particular industry, sector or group. International ETFs track a group of stocks from a specific country or groups of countries.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies. ETF shareholders are subject to the same risks as holders of diversified stock portfolios. The SC Ibbotson Tactical Opportunities Fund will rely on exemptive orders obtained by ETFs to allow it to invest all of its assets in underlying ETFs and to acquire more than 3% of the total outstanding voting securities of such ETFs. ETFs are subject to certain risks, including: (1) the risk that their prices may not correlate perfectly with changes in the underlying index; and (2) the risk of possible trading halts due to market conditions or other reasons that, in the view of the exchange upon which an ETF trades, would make trading in the ETF inadvisable. An exchange traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based.

Typically, ETF programs bear indirectly these expenses in addition to their own operational expenses, which are deducted from the dividends paid to investors. To the extent that a fund invests in ETFs, the fund must bear these expenses in addition to the expenses of its own operation.

Exchange-traded notes. ("ETNs") (All funds) A fund may invest in ETNs. ETNs are senior, unsecured, unsubordinated debt securities whose returns are based on the performance of a particular market index or other reference asset minus applicable fees. ETNs are listed on an exchange and trade in the secondary market. However, an ETN can also be held until maturity, at which time the issuer pays a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. ETNs do not make periodic coupon payments and principal typically is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in applicable interest rates, the performance of the market index or other reference asset, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the market index or other reference asset. The market value of ETN shares may differ from their market index or reference asset. This difference may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities underlying the index or other reference asset that the ETN seeks to track. ETNs also incur certain expenses not incurred by their applicable index or reference asset. An ETN that is tied to a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable index.

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Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, therefore, may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater.

Bank and corporate obligations. (All funds except SC Columbia Small Cap Value Fund) Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the funds consists of direct U.S. dollar denominated obligations of domestic or foreign issuers. Bank obligations in which the funds may invest include certificates of deposit, bankers’ acceptances and fixed time deposits.

Certificates of deposit are negotiable certificates issued against money deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers’ acceptances rank junior to domestic deposit liabilities of the bank and equal to other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation to the extent of $250,000 per depositor per bank through December 31, 2013, after which time limits are subject to change.

Bank Capital Securities. (All funds) The funds may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable (may be bought back by the issuer before they are due) and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.

Trust Preferred Securities. (All funds) The funds may invest in trust preferred securities. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the proceeds to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure to the financial instituation is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a fund, to sell their holdings. The condition of the financial institution can be considered when seeking to identify the risks of trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a fund.

Repurchase agreements. (All funds) In a repurchase agreement, a fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the repurchase agreement counterparty at a fixed time and price plus accrued interest. A fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with “primary dealers” in U.S. government securities. Repurchase agreements that mature in more than seven days will be treated as illiquid for purposes of each fund’s 15% limit (5% for Sun Capital Money Market Fund) on illiquid investments.

Securities serving as collateral for each repurchase agreement must be delivered to the fund’s custodian either physically or in book-entry form. The collateral must be marked to market daily so that each repurchase agreement will be fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities previously expected to be repurchased, difficulty enforcing its rights to the collateral, declining values of the underlying securities, limited access to income during this period, and the expense of enforcing its rights.

Reverse repurchase agreements. (All funds except SC Columbia Small Cap Value Fund and Sun Capital Money Market Fund) A fund may also enter into reverse repurchase agreements, which involve the sale of securities held in its portfolio to a counterparty with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest,”

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which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by a fund with proceeds of the initial sale transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase at a fixed price agreed in advance. A fund will not enter into reverse repurchase agreements or borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed one-third of the fund’s total assets (including the amount borrowed) taken at market value. A fund will not use leverage to attempt to enhance its return. A fund will not purchase securities while outstanding borrowings exceed 5% of the fund’s total assets.

Mortgage “dollar roll” transactions. (SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, SC Ibbotson Growth Fund, SC AllianceBernstein International Value Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC BlackRock Inflation Protected Bond Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund and SC PIMCO Total Return Fund) A fund may enter into mortgage “dollar roll” transactions with selected banks and broker-dealers. Under a mortgage dollar roll, the fund sells mortgage-backed securities and simultaneously contracts to repurchase similar securities at an agreed upon price on a specified future date. The funds will only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or liquid security position. Covered rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of a fund’s borrowings and other senior securities. For financial reporting purposes, a fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. Mortgage dollar roll transactions involve risk that the market value of the securities that the fund is required to repurchase may be less than the agreed upon price.

Treasury roll transactions. (SC PIMCO Total Return Fund) In a treasury roll transaction, a fund sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. The fund receives cash from the sale of the Treasury security to use for other investment purposes. For U.S. GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing, and not as a purchase or sale. During the term of the borrowing, the fund is entitled to the interest on the Treasury security. The difference between the sale price and the repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. Treasury roll transactions involve the risk that the market value of the security that the fund is required to repurchase may be less than the agreed upon price.

Restricted and illiquid securities. (All funds) Each fund may purchase securities that are not registered (restricted securities) under the Securities Act of 1933 (the “1933 Act”), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and which are, therefore, restricted as to their resale. However, each fund will not invest more than 15% of its net assets (5% for Sun Capital Money Market Fund, which is further discussed below) in illiquid investments. The trustees have adopted guidelines and delegated to the adviser the daily function of determining the monitoring and liquidity of restricted securities. The trustees, however, will retain oversight as to, and be ultimately responsible for, the determinations. If the adviser or subadviser determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit (5% for Sun Capital Money Market Fund) on illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in the fund if sufficient numbers of qualified institutional buyers are not interested in purchasing these restricted securities. With respect to the Sun Capital Money Market Fund, Rule 2a-7 promulgated under the 1940 Act limits the fund’s investments in illiquid securities to 5% of its total assets. Rule 2a-7 also imposes daily and weekly liquidity standards that require the fund to hold investments of at least 10% to 30% of its total assets, respectively, in daily and weekly liquid assets as defined in Rule 2a-7.

Forward commitment and when-issued securities. (All funds) “When-issued” refers to securities whose terms are available and for which a market exists, but which have not been issued. A fund will engage in when-issued purchases of securities in order to obtain what is considered to be an advantageous price and yield at the time of purchase. In when-issued transactions, frequently no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the fund contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time.

When a fund engages in forward commitment and when-issued transactions, it relies on the other party to consummate the transaction. The failure of the issuer or other party to consummate the transaction may result in the fund losing the opportunity to obtain an advantageous price. The purchase of securities on a forward commitment or when-issued basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a fund enters into an agreement to purchase securities on a forward commitment or when-issued basis, the fund will segregate cash or liquid securities, of any type or maturity, equal in value to the fund’s commitment. These assets will be valued daily at market, and additional cash or securities will be segregated to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.

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Options on securities and securities indices. (All funds except Sun Capital Money Market Fund) A fund may purchase and write (“sell”) call and put options on any securities in which it may invest or on any index based on securities in which it may invest. These options may be listed on securities exchanges or traded in the over-the-counter market. A fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing covered options. A call option on securities written by a fund obligates the fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by a fund obligates the fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive a fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by a fund are covered. A written call option or put option may be covered by: (i) segregating cash or liquid securities with a value at least equal to a fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund’s net exposure on its written option position. A written call option on securities is typically covered by segregating the securities that are subject to the option in a segregated account. A fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

A fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to the option. These purchases are referred to as “closing purchase transactions.”

Purchasing options. A fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities of the type in which it may invest. A fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle a fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a fund’s portfolio securities. Put options may also be purchased by a fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the fund’s portfolio securities.

A fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the adviser or subadviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks associated with options transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of segregated assets until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or

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other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The adviser or subadviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the adviser’s or subadviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures contracts and options on futures contracts. (All funds except Sun Capital Money Market Fund) To seek to increase total return or hedge against changes in interest rates or securities prices, a fund may purchase and sell futures contracts, and purchase and write call and put options on these futures contracts. A fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices and any other financial instruments and indices. All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”). A fund may also invest in derivative instruments, primarily equity index futures, in order to invest cash pending its investment in stocks.

Futures contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, a fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and other strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a fund proposes to acquire. When interest rates are rising or securities prices are falling, a fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

A fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the fund’s portfolio securities. These futures contracts may include contracts for the future delivery of securities held by the fund or securities with characteristics similar to those of the fund’s portfolio securities.

If, in the opinion of the adviser or applicable subadviser, there is a sufficient degree of correlation between price trends for a fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a fund’s portfolio may be more or less volatile than prices of these futures contracts, the adviser or subadviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund’s portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on futures contracts. A fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a fund the right (but not the obligation) for a

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specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a fund’s assets. By writing a call option, a fund becomes obligated, in exchange for the premium to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a fund intends to purchase. However, the fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other considerations. A fund will engage in futures and related options transactions only in accordance with regulations of the CFTC, which currently permit principals of a company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators pursuant to an exemption. However, the CFTC has adopted certain rule amendments that significantly affect the exemptions available to the funds, and may subject one or more funds, as well as the adviser, to regulation by the CFTC. The scope of application of these amendments is still uncertain. Prior to the compliance date of the amendments, one or more funds may consider steps, such as substantial investment strategy changes, in order to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. If a fund operates subject to CFTC regulation, it may incur additional expenses. To the extent that a fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the fund owns or purchased to protect the fund against an increase in the price of securities it intends to purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities, require the fund to segregate cash or liquid securities in an amount equal to the underlying value of such contracts and options.

With respect to futures contracts that are not legally required to “cash settle,” a fund may cover the open position by segregating liquid assets in an amount equal to the market value of the futures contact. With respect to futures that are required to “cash settle,” however, a fund is permitted to segregate liquid assets in an amount equal to the fund’s daily marked to market (net) obligation, if any (its daily net liability) rather than the market value of the futures contract. By segregating assets equal to only its net obligation under cash-settled futures, a fund will have the ability to employ leverage to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a fund’s futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. government securities. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the fund from closing out positions and limiting its losses.

Yield curve options. (SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, SC Ibbotson Growth Fund, SC AllianceBernstein International Value Fund, SC Columbia Small Cap Value Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC BlackRock Inflation Protected Bond Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund and SC PIMCO Total Return Fund) The fund may enter into options on the yield “spread” or differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the differences between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

The fund may purchase or write yield curve options for the same purposes as other options on securities. For example, the fund may purchase a call option on the yield spread between two securities if the fund owns one of the securities and anticipates purchasing

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the other security and wants to hedge against an adverse change in the yield spread between the two securities. The fund may also purchase or write yield curve options in an effort to increase current income if, in the judgment of the adviser or subadviser, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, such options present a risk of loss even if the yield of one of the underlying securities remains constant, or if the spread moves in a direction or to an extent which was not anticipated.

Yield curve options written by the fund will be “covered.” A call (or put) option is covered if the fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the fund’s net liability under the two options. Therefore, the fund’s liability for such a covered option is generally limited to the difference between the amount of the fund’s liability under the option written by the fund less the value of the option held by the fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and established trading markets for these options may not exist.

Foreign currency transactions. (All funds except Sun Capital Money Market Fund and SC Goldman Sachs Short Duration Fund) A fund’s foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. A fund may also enter into forward foreign currency contracts as an investment to enhance return, as a hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. The funds may also use foreign currency options and foreign currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Forward foreign currency contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. A fund may elect to hedge less than all of its foreign portfolio positions if deemed appropriate by the adviser or subadviser.

If a fund purchases a forward foreign currency contract or sells a forward foreign currency contract for non-hedging purposes, such as to enhance return, it will segregate cash or liquid securities, of any type or maturity, in an amount equal to the value of the fund’s total assets committed to the consummation of the forward foreign currency contract. The segregated assets will be valued at market daily and if the value of the segregated assets declines, additional cash or securities will be segregated so that the value of the segregated assets will be equal to the amount of the fund’s commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the fund to hedge against a devaluation that is so generally anticipated that the fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to a fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

A call option on a foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the fund would not have to exercise its put option. Likewise, if a fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the fund would not have to exercise its call. Instead, the fund could acquire in the spot market the amount of foreign currency needed for settlement.

Special risks associated with foreign currency options. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively undeveloped, and a fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although a fund will not purchase or write such options unless and until, in the opinion of the adviser or subadviser, the market for them has developed sufficiently to ensure that the risks in connection

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with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign currency futures transactions. (All funds except SC Goldman Sachs Short Duration Fund) By using foreign currency futures contracts and options on such contracts, the fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency contracts. The fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency contracts.

A foreign currency futures contract sale creates an obligation by the fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the fund is immediately paid the difference and realizes a gain, and if the price of the sale is less than the price of the offsetting purchase, the fund pays the difference and realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the fund realizes a gain, and if the offsetting sale price is less than the purchase price, the fund realizes a loss.

Special risks associated with foreign currency futures contracts and related options. Buyers and sellers of foreign currency futures contracts and related options are subject to the same risks that apply to the use of futures generally. In addition, the risks associated with foreign currency futures contracts and options on futures are similar to those associated with options on foreign currencies, as described above.

Credit Derivatives. (SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, SC Ibbotson Growth Fund, SC AllianceBernstein International Value Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC BlackRock Inflation Protected Bond Fund, SC PIMCO High Yield Fund and SC PIMCO Total Return Fund) A fund may use credit derivatives to provide comparable exposure to fixed income securities that might not be available in the primary market. Credit derivatives include default risk derivatives and market spread derivatives. Default risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options, and structured securities, each of which is described in more detail above. The use of credit derivatives is a highly specialized activity that involves strategies and risks different from those associated with ordinary portfolio securities transactions. A fund may value credit derivatives at fair value more frequently than other types of portfolio holdings either because market quotations are not available or the adviser or subadviser believes that available market quotations do not accurately represent the credit derivatives’ actual value.

Credit Default Swap Agreements. (SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, SC Ibbotson Growth Fund, SC AllianceBernstein International Value Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC BlackRock Inflation Protected Bond Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund and SC PIMCO Total Return Fund) A fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A fund may be either the buyer or seller in the transaction. If a fund is a buyer and no credit event occurs, the

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fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a fund would effectively add leverage to its portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or liquid assets or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or liquid assets or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” is intended to make available to the fund assets sufficient to satisfy its obligations with respect to the transaction and to limit any potential leveraging of the fund’s portfolio. Such segregation or “earmarking” will not limit the fund’s exposure to loss.

For purposes of applying the funds’ investment policies and restrictions (as stated in the prospectuses and this SAI) swap agreements are generally valued by the funds at market value. In the case of a credit default swap sold by a fund (i.e., where the fund is selling credit default protection), however, in applying certain of the funds’ investment policies and restrictions the fund will value the credit default swap at its notional amount but may value the credit default swap at market value for purposes of applying certain of the funds’ other investment policies and restrictions. The manner in which certain securities or other instruments are valued by the funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Total Return Swap Agreements. A fund may use total return swap agreements to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may add leverage to a fund’s portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the fund under the contract. Swap agreements also bear the risk that the fund will not be able to meet its obligations to the counterparty.

Generally, funds enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the fund receiving or paying, as the case may be, only the net amount of the two payments). When a total return swap is entered into on a net basis, the net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each total return swap is accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess is generally segregated by such fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the fund’s obligations is accrued on a daily basis, and the full amount of the fund’s obligations is usually segregated by the fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the fund initially to make an equivalent direct investment, plus or minus any amount the fund is obligated to pay or is to receive under the total return swap agreement.

Swaps, caps, floors and collars. (All funds except SC Columbia Small Cap Value Fund, SC Lord Abbett Growth & Income Fund and Sun Capital Money Market Fund) As one way of managing its exposure to different types of investments, a fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

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Swap agreements will tend to shift a fund’s investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price and yield.

Swap agreements are sophisticated derivative instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a fund’s performance. Swap agreements are subject to risks related to the counterparty’s ability to perform, and may decline in value if the counterparty’s creditworthiness deteriorates. A fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. A fund will segregate cash or liquid securities equal to the net amount, if any, of the excess of the fund’s obligations over its entitlements with respect to swap, cap, collar or floor transactions.

For purposes of applying the funds’ investment policies and restrictions (as stated in the prospectuses and this SAI) swap agreements are generally valued by the funds at market value. In the case of a credit default swap sold by a fund (i.e., where the fund is selling credit default protection), however, in applying certain of the funds’ investment policies and restrictions, the fund will value the credit default swap at its notional amount but may value the credit default swap at market value for purposes of applying certain of the funds’ other investment policies and restrictions. The manner in which certain securities or other instruments are valued by the funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Total Return Swap Agreements. A fund may use total return swap agreements to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may add leverage to a fund’s portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the fund under the contract. Swap agreements also bear the risk that the fund will not be able to meet its obligations to the counterparty.

Generally, funds enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the fund receiving or paying, as the case may be, only the net amount of the two payments). When a total return swap is entered into on a net basis, the net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each total return swap is accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess is generally segregated by such fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the fund’s obligations is accrued on a daily basis, and the full amount of the fund’s obligations is usually segregated by the fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the fund initially to make an equivalent direct investment, plus or minus any amount the fund is obligated to pay or is to receive under the total return swap agreement.

Fixed-income securities. (All funds) Bonds and other fixed-income instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the principal amount borrowed at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Fixed-income securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of a fund’s fixed-income securities, and, conversely, during periods of rising interest rates, the value of a fund’s fixed-income securities will generally decline. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Changes by recognized credit rating agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments.

Maturity and duration. The effective maturity of an individual portfolio security in which a fund invests is defined as the period remaining until the earliest date when the fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the fund of a put option, demand feature or tender option granted by the issuer or a third party, or the payment of the principal on the stated maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Unscheduled prepayments of principal have the effect of shortening the effective maturities of securities in general and mortgage-backed securities in particular. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment. Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled prepayments on securities purchased at a discount may result in a lower yield (and total return) to a fund than was anticipated at the time the securities were

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purchased. A fund’s reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on the original prepaid security, thus affecting positively or negatively the return realized by the fund.

The duration of an individual portfolio security is a measure of the security’s price sensitivity to changes in interest rates taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, a fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. Each fund may use various techniques to shorten or lengthen the option-adjusted duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and the use of mortgage swaps and interest rate swaps, caps, floors and collars.

Ratings criteria. In general, the ratings of Moody’s, S&P, Fitch and other rating agencies represent the opinions of these agencies as to the credit quality of the securities which they rate. However, these ratings are relative and subjective and are not absolute standards of quality.

After its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither of these events will necessarily require the adviser or subadviser, on behalf of a fund, to sell the securities.

Inflation-indexed bonds. A fund may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While inflation-indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Lower rated high yield fixed-income securities. (All funds except SC AllianceBernstein International Value Fund, SC WMC Blue Chip Mid Cap Fund, SC WMC Large Cap Growth Fund, Sun Capital Money Market Fund and SC Goldman Sachs Short Duration Fund) Lower rated high yield fixed-income securities are those rated below Baa3 by Moody’s, or below BBB- by S&P or Fitch, or securities which are unrated and determined by the adviser or subadviser to be of comparable quality. Sun Capital Investment Grade Bond Fund may invest in securities rated as low as B (which includes securities rated B3 or B-) by a rating agency, which may

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indicate that the obligations are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. SC Davis Venture Value Fund will not purchase securities rated BB or Ba or lower if the securities are in default at the time of purchase or if such purchaser would then cause 5% or more of the fund’s net assets to be invested in such lower-rated securities. See Appendix A attached to this SAI for a description of the characteristics of the categories. A fund may invest in eligible unrated securities which, in the opinion of the adviser or subadviser, offer comparable risks to those securities which are rated.

Debt obligations rated in the lower rating categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed-income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

Possible reduced volume and liquidity in the high yield bond market, or the reduced availability of market quotations, will make it more difficult to dispose of the bonds and accurately value a fund’s assets. The reduced availability of reliable, objective data may increase a fund’s reliance on management’s judgment in valuing the high yield bonds. To the extent that the fund invests in these securities, the achievement of the fund’s objective will depend more on the adviser’s or subadviser’s judgment and analysis than it otherwise would. In addition, high yield securities in the fund’s portfolio may be susceptible to adverse publicity and investor perceptions, whether or not the perceptions are justified by fundamental factors. In the past, economic downturns and increases in interest rates have caused a higher incidence of default by the issuers of lower-rated securities and may do so in the future, particularly with respect to highly leveraged issuers.

Credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. Generally, lower quality, higher yielding bonds are subject to more credit risk than higher quality, lower yielding bonds.

Interest rate risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities subsequent to their acquisition will not affect the interest payable on those securities, and thus the cash income from such securities, but will be reflected in the valuations of those securities used to compute a fund’s net asset value.

Call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined, and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a fund will suffer from the inability to invest in higher yielding securities.

Participation on Creditors Committees. (All funds) A fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the fund. Such participation may subject the fund to expenses such as legal fees and may make the fund an “insider” of the issuer for purposes of the federal securities laws, which may restrict the fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the fund on such committees also may expose the fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The fund will participate on such committees only when the fund’s adviser or subadviser believes that such participation is necessary or desirable to enforce the fund’s rights as a creditor or to protect the value of securities held by the fund.

U.S. government securities. (All funds) U.S. government securities include: U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by: (a) the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association (“GNMA”)), (b) the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Home Loan Banks), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (e.g., Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”)), or (d) only the credit of the agency and a perceived “moral obligation” of the U.S. government. Although the U.S. government has provided financial support to FNMA and FHLMC, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

U.S. government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. government securities. The interest and principal components of stripped U.S. government securities are traded independently. The most widely recognized trading program for such securities is the Separate Trading of Registered Interest and Principal of Securities Program. U.S. Treasury inflation-indexed obligations provide a measure of protection against inflation by adjusting the principal amount for inflation. The semi-annual interest payments on these obligations are equal to a fixed percentage of the inflation-adjusted principal amount. Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of interest and principal on the newly issued senior secured debt of banks, thrift institutions and certain

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holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012.

Increased U.S. Government Debt. (All funds) Total U.S. government debt as a percentage of gross domestic product has grown rapidly since the beginning of the recent financial downturn. U.S. government agencies project that the U.S. will continue to maintain high debt levels in the near future. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs by driving debt cost higher, causing the U.S. Treasury to sell additional debt with shorter maturity periods and increasing refinancing risk. A high national debt also raises concerns that the U.S. government will be unable to pay investors at maturity. Unsustainable debt levels could cause declines in currency valuations and prevent the U.S. government from implementing effective fiscal policy.

On August 5, 2011 S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade, S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. The ultimate impact of the downgrade is uncertain, but it may lead to increased interest rates and market volatility.

Municipal securities. (SC AllianceBernstein International Value Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC BlackRock Inflation Protected Bond Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund and SC PIMCO Total Return Fund) A fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. A fund may purchase general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also limited obligation bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Municipal bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues, and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a fund’s municipal bonds in the same manner. The recent economic downturn and budgetary restraints have made municipal securities more susceptible to downgrade, default and bankruptcy.

Mortgage-backed securities. (All funds except SC AllianceBernstein International Value Fund, SC Davis Venture Value Fund, SC Lord Abbett Growth & Income Fund, SC WMC Blue Chip Mid Cap Fund, SC WMC Large Cap Growth Fund and Sun Capital Money Market Fund) Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment scenarios, a fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities.

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Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

A fund’s investments in mortgage-backed securities may include conventional mortgage pass-through securities and certain classes of multiple class collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities that provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. CMOs are issued in multiple classes, each having different maturities, interest rates, payment schedules and allocations of principal and interest on the underlying mortgages. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which a fund may invest include but are not limited to sequential and parallel pay CMOs, including planned amortization class (“PAC”) and target amortization class (“TAC”) securities. Sequential pay CMOs apply payments of principal, including any prepayments, to each class of CMO in the order of the final distribution date. Thus, no payment of principal is made on any class until all other classes having an earlier final distribution date have been paid in full. Parallel pay CMOs apply principal payments and prepayments to two or more classes concurrently on a proportionate or disproportionate basis. The simultaneous payments are taken into account in calculating the final distribution date of each class. Sun Capital Global Real Estate Fund, Sun Capital Investment Grade Bond Fund and SC BlackRock Inflation Protected Bond Fund may invest in the most junior class of CMOs (z-tranche) which involves risks similar to those associated with investing in equity securities.

Different types of mortgage-backed securities are subject to different combinations of prepayment, extension, interest rate and other market risks. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or “collars.” To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Agency mortgage securities. The funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. Agencies, instrumentalities or sponsored enterprises of the U.S. government include but are not limited to the GNMA, FNMA and FHLMC. GNMA securities are backed by the full faith and credit of the U.S. government, which means that the U.S. government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. government; however, these enterprises have the ability to obtain financing from the U.S. Treasury. Although the U.S. government has provided financial support to FNMA and FHLMC, no assurance can be given that the U.S. government will provide financial support in the future to securities not backed by the full faith and credit of the U.S. government. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

Privately-issued mortgage-backed securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans, and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Investors in privately-issued mortgage-backed securities are dependent on, yet may have limited access to, information enabling them to navigate the competence and integrity of these private originators and institutions. Privately, issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of GNMA, FNMA or FHLMC. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower on an underlying mortgage and liquidation of the collateral. Liquidity protection refers to the provision of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount owed by the borrower on the underlying mortgage. This protection may be provided through guarantees, insurance policies, letters of credit, various means of structuring the transaction or a combination of such approaches. The protection may be insufficient to cover all losses if the underlying mortgage borrowers default at a greater than expected rate.

Other mortgage-related securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

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CMO residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-back securities, in certain circumstances a fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.

Adjustable rate mortgage-backed securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than do more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. In addition, in order to prevent defaults by troubled mortgage borrowers, the owners or originators of ARMBSs may be forced to accept additional limits on interest rate increases that were not in the original mortgage terms. In either case, if current interest rates rise above such limits over the period of the limitation, a fund holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustment rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped mortgage-backed securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for these securities is less established than for other fixed income securities. Accordingly, these securities may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.

Collateralized bond obligations, collateralized loan obligations and other collateralized debt obligations. The funds may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically

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collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

For CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or a trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs and other CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the funds’ prospectuses (e.g., interest rate risk and default risk), CBOs, CLOs and other CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that funds may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Asset-backed securities. (All funds except SC AllianceBernstein International Value Fund, SC Davis Venture Value Fund, SC Lord Abbett Growth & Income Fund, SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund) Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the fund must reinvest the returned principal at prevailing interest rates, which may be lower.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may entail features that make them less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws granting protection to the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not support payments on these securities. A fund may invest in any type of asset-backed security if the adviser or subadviser determines that the security is consistent with the fund’s investment objective and policies.

Pay-in-kind, delayed payment and zero coupon bonds. (All funds except SC AllianceBernstein International Value Fund, SC Davis Venture Value Fund, SC Lord Abbett Growth & Income Fund, SC WMC Blue Chip Mid Cap Fund and Sun Capital Money Market Fund) These securities are generally issued at a discount from their face value because actual interest payments are typically postponed until maturity or after a stated period. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security’s liquidity and the issuer’s credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. The market prices of pay-in-kind, delayed payment and zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and in cash, and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A fund generally accrues income on securities that are issued at a discount and/or do not make current cash payments of interest for tax and accounting purposes, which income is required to be distributed to shareholders. A fund’s investments in pay-in-kind, delayed payment and zero coupon bonds may require the fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Floating rate/variable rate notes. (All funds except SC AllianceBernstein International Value Fund, SC Davis Venture Value Fund, SC Lord Abbett Growth & Income Fund, SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund) Some notes a fund may purchase may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals; floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other support

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arrangements. If a security would not satisfy a fund’s credit quality standards without such a credit support, the entity providing a bank letter or line of credit, guarantee or loan commitment must meet a fund’s credit quality standards.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult for a fund to dispose of the instruments, and a fund could suffer a loss if the issuer defaults or there are periods during which the fund is not entitled to exercise its demand rights. Variable and floating rate instruments held by a fund will be subject to the fund’s limitation on investments in illiquid securities if a reliable trading market for the instruments does not exist and the fund cannot demand payment of the principal amount of such instruments within seven days.

Brady bonds. (All funds except SC AllianceBernstein International Value Fund, SC Goldman Sachs Mid Cap Value Fund, SC Invesco Small Cap Growth Fund, SC Lord Abbett Growth & Income Fund, SC WMC Blue Chip Mid Cap Fund, Sun Capital Money Market Fund, and Sun Capital Global Real Estate Fund) Brady bonds are securities created through the exchange by a sovereign entity of its existing obligations on commercial bank loans for new obligations under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas P. Brady. Brady bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market. Certain Brady bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. The purchase of such collateral is financed by the International Monetary Fund, the International Bank for Reconstruction and Development (the “World Bank”) and the debtor nation’s reserves. Although Brady bonds may be collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government. In light of the residual risk of Brady bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady bonds, investments in Brady bonds may be viewed as speculative. Brady bonds acquired by a fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady bonds held by the fund.

Sovereign debt obligations. (All funds except SC Columbia Small Cap Value Fund, SC Davis Venture Value Fund, SC Goldman Sachs Mid Cap Value, SC Invesco Small Cap Growth Fund, SC Lord Abbett Growth & Income Fund, SC WMC Blue Chip Mid Cap and SC WMC Large Cap Growth Fund) Investment in sovereign debt obligations involves special risks not present in domestic corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt and, therefore, a fund’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging market countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

In addition, the recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many European countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all recently experienced large public budget deficits, the effects of which remain unknown and may slow the overall recovery of European economies from the recent global economic crisis.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic policies or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Obligations of supranational entities. (All funds except SC Columbia Small Cap Value Fund, SC Davis Venture Value Fund, SC Goldman Sachs Mid Cap Value, SC Lord Abbett Growth & Income Fund, SC WMC Blue Chip Mid Cap and SC WMC Large Cap Growth Fund) The funds may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development as well as obligations of international banking institutions and related government agencies. Examples include the World Bank, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income. Participating governments may not be able or willing to honor their commitments to make capital contributions to a supranational entity, thereby impairing its ability or willingness to service its obligations.

Risks of foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

To the extent that a fund’s foreign securities are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, gains and losses realized on

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the sale of securities, and any net investment income and gains that the fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that a fund’s foreign investments may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities may be purchased on over-the-counter markets or exchanges located in the countries where an issuer’s securities are principally traded. Many foreign markets are not as developed or efficient as those in the United States. Although growing in volume, foreign markets usually have substantially less volume than U.S. markets. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although a fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers in foreign markets than in the United States.

In certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization, confiscatory taxation, limitations on the removal of assets of a fund from a country, political or social instability, or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Dividends, interest and, in some cases, capital gains earned by a fund on certain foreign securities may be subject to foreign taxes, thus reducing the net amount of income or gains available for distribution to the fund’s shareholders.

The above risks may be intensified for investments in emerging markets or countries with limited or developing capital markets. These countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. A fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Temporary investments. (All funds except Sun Capital Money Market Fund) For temporary and defensive purposes, a fund may invest up to 100% of its total assets in investment grade short-term fixed income securities, including short-term U.S. government securities, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper, floating rate notes, repurchase agreements and other money market instruments. A fund may also hold significant amounts of its assets in cash. Sun Capital Money Market Fund will not take a defensive position because it invests exclusively in investment grade money market securities.

Lending of securities. (All funds except Sun Capital Money Market Fund) A fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is secured by cash, U.S. government securities or other collateral according to applicable regulatory requirements. A fund may reinvest any cash collateral in short-term securities and money market funds. A Fund would have the right to call a loan and obtain the securities loaned at any time on five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan. In the event of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment, the Fund may seek to call the loan. When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, a fund may incur a loss or, in the event of the borrower’s bankruptcy, may be delayed in or prevented from liquidating the collateral. A fund may not lend portfolio securities having a total value exceeding one-third of its total assets.

Short-term trading and portfolio turnover. (All funds) Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. A fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or more) involves correspondingly higher brokerage costs that must be borne directly by the fund and thus indirectly by the shareholders, reducing the shareholder’s return.

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SC BlackRock Inflation Protected Bond Fund had a portfolio turnover rate of 430% in fiscal year 2011, as compared to a portfolio turnover rate of 388% in fiscal year 2010. It is consistent with the fund’s investment strategy to potentially have annual turnover exceeding 100%. The fund generally has high turnover rates as a result of its active management style and response to volatile markets.

SC Goldman Sachs Short Duration Fund had a portfolio turnover rate of 154% in fiscal year 2011, as compared to a portfolio turnover rate of 122% in fiscal year 2010. It is consistent with the fund’s investment strategy to potentially have annual turnover exceeding 100%. The turnover is driven primarily by the portfolio’s tactical mortgage trading strategy, including TBA trades.

SC PIMCO Total Return Fund had a portfolio turnover rate of 551% in fiscal year 2011, as compared to a portfolio turnover rate of 493% in fiscal year 2010. It is consistent with the fund’s investment strategy to potentially have annual turnover exceeding 100%. During 2010, the high turnover was a result of the fund’s fluctuating exposure (from 5% to 50%) to U.S. Treasuries. During 2011, the high turnover was a result of the fund’s fluctuating exposure to U.S. government exposure (primarily U.S. Treasuries), agency mortgage-backed securities and investment grade corporate securities.

SC Ibbotson Tactical Opportunities Fund had a portfolio turnover rate of 156% in fiscal year 2011, as compared to a portfolio turnover rate of 17% in fiscal year 2010. It is consistent with the fund’s investment strategy to potentially have annual turnover exceeding 100%. The turnover is driven primarily by the fund’s quantitative strategy and the fact that it resets its asset allocation on a monthly basis. Additionally, in 2011, there were large shifts in the fund from equities into bonds. The portfolio turnover rate was low in 2010 because the fund was launched in 2010 and only operated for a month and a half in that year.

Custodial receipts and trust certificates. (All funds except SC Davis Venture Value Fund, SC Lord Abbett Growth & Income Fund, SC WMC Blue Chip Mid Cap Fund, SC WMC Large Cap Growth Fund, Sun Capital Investment Grade Bond Fund, Sun Capital Money Market Fund, SC PIMCO High Yield Fund and Sun Capital Global Real Estate Fund) The funds may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which the funds may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, the funds will bear their proportionate share of the fees and expenses charged to the custodial account or trust. The funds may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate the funds would be typically authorized to assert their rights directly against the issuer of the underlying obligation, the funds could be required to assert through the custodian bank or trustee any rights against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the funds may be subject to delays, expenses and risks that are greater than those that would have been involved if the funds had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced by any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments with interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. These instruments include inverse and range floaters. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information, and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

Loan originations, participations and assignments. (SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, SC Ibbotson Growth Fund, SC AllianceBernstein International Value Fund, SC Columbia Small Cap Value Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC BlackRock Inflation Protected Bond Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund and SC PIMCO Total Return Fund) These funds may invest in loan originations, participations and assignments of portions of such loans. When the fund is one of the original lenders, it will have a direct contractual relationship with the borrower and can enforce compliance by the borrower with terms of the credit agreement. Original lenders also negotiate voting and consent rights under the credit agreement. Actions subject to lender vote or consent generally require the vote or consent of the holders of some specified percentage of the outstanding principal amount.

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The fund may purchase participations in commercial loans which may be secured or unsecured. Loan participations typically represent direct participation in a loan owed by a corporate borrower, and generally are offered by banks, other financial institutions or lending syndicates. The fund may participate in such syndications, or can buy part of a loan, becoming a co-lender. When purchasing loan participations, the fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the fund invests may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the fund has direct recourse against the corporate borrower, the fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

The financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the fund were determined to be subject to the claims of the agent bank’s general creditors, the fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the fund does not receive scheduled interest or principal payments on such indebtedness, the fund’s share price and yield could be adversely affected. Loans that are fully secured offer the fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

The fund may invest in loan participations with credit quality comparable to that of issuers of its other fixed income investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the fund bears a substantial risk of losing the entire amount invested.

In applying the fund’s investment restrictions, the fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the fund. In the case of loan participations, where a bank or other lending institution serves as a financial intermediary between the fund and the corporate borrower, and where the participation does not shift to the fund a direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purposes of applying diversification restrictions. Treating a financial intermediary as an issuer of indebtedness may restrict the fund’s ability to invest in the indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the adviser or subadviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the fund’s daily share price. Nevertheless, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. Certain funds intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the fund’s limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the investment restriction on lending of funds or assets by the fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the fund. For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the fund relies on the adviser’s or subadviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

Hybrid instruments. (All funds except SC Davis Venture Value Fund, SC Goldman Sachs Mid Cap Value Fund, SC Lord Abbett Growth & Income Fund, SC WMC Blue Chip Mid Cap Fund, SC WMC Large Cap Growth Fund and Sun Capital Money Market Fund) A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity

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with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index, or some other interest rate or economic factor (each a “benchmark”) or the relative change in two or more benchmarks. The interest rate or even the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. The terms of the hybrid instrument may provide that in certain circumstances, no principal is due at maturity and, therefore, may result in the loss of the fund’s investments. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrued in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not necessarily bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. Hybrid instruments may also be less liquid and more difficult to accurately price than less complex fixed income investments. The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the fund. Unless otherwise noted, no fund will invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the Commodity Exchange Act.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Delayed funding loans and revolving credit facilities. (SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, SC Ibbotson Growth Fund, SC AllianceBernstein International Value Fund, SC Columbia Small Cap Value Fund, SC Invesco Small Cap Growth Fund, SC BlackRock Inflation Protected Bond Fund, SC PIMCO High Yield Fund and SC PIMCO Total Return Fund) The fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Thus they involve the same risks as in writing a put option to purchase the underlying security. To the extent that the fund is committed to advance additional funds, it will at all times segregate or “earmark” liquid assets, in an amount sufficient to meet such commitments.

The fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the fund’s limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a fund.

Event-linked exposure. (SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, SC Ibbotson Growth Fund, SC AllianceBernstein International Value Fund, SC Columbia Small Cap Value Fund, SC Invesco Small Cap Growth Fund, SC PIMCO High Yield Fund and SC PIMCO Total Return Fund) The fund may obtain event-linked exposure by investing in “event-linked bonds,” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. Such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the fund

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investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the risk that specified trigger events will occur, event-linked bonds may also expose the fund to certain unanticipated risks including, but not limited to, issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Short sales. (All funds except SC AllianceBernstein International Value Fund, SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund, SC WMC Large Cap Growth Fund, Sun Capital Investment Grade Bond Fund, Sun Capital Money Market Fund, and Sun Capital Global Real Estate Fund) Each fund may make short sales of securities as part of its overall portfolio management strategies and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline.

When a fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will incur a loss; conversely, if the price declines, the fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) segregate additional liquid assets so that the amount of collateral and segregated assets will together at least equal the value of securities sold short. A short sale is “against the box” to the extent that the fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder. To the extent a fund engages in short selling in foreign (non-U.S.) jurisdictions, the fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Investment Restrictions. Each fund has adopted fundamental investment restrictions. These restrictions cannot be changed unless the change is approved by the lesser of: (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the affected fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the affected fund.

These fundamental restrictions provide that a fund may not:

1.	Invest 25% or more of its total assets in securities of issuers in any one industry, except that (a) Sun Capital Global Real Estate Fund invests 25% or more of its total assets in the real estate group of industries; and (b) SC BlackRock International Index Fund invests 25% or more of its total assets in the securities of issuers in any particular industry provided, that in replicating the weighting of a particular industry in its target index, a series or fund may invest more than 25% of its total assets in securities of issuers in that industry when the assets of companies included in the target index that are in the industry represent more than 25% of the total assets of all companies included in the index. The United States government and its agencies or instrumentalities are not considered industries for purposes of this restriction.

2.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act.

3.	(a) SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund, SC WMC Large Cap Growth Fund, Sun Capital Investment Grade Bond Fund, Sun Capital Money Market Fund and Sun Capital Global Real Estate Fund only. Make loans to other persons, except loans of securities not exceeding one-third of the fund’s total assets, investments in debt obligations, and transactions in repurchase agreements.

(b) All funds except SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund, SC WMC Large Cap Growth Fund, Sun Capital Investment Grade Bond Fund, Sun Capital Money Market Fund and Sun Capital Global Real Estate Fund. Make loans to other persons, except loans of securities not exceeding one-third of the fund’s total assets, investments in debt obligations, including loans and interests in loans, whether acquired upon original issuance or in secondary market transactions, and transactions in repurchase agreements.

4.	Underwrite securities of other issuers, except insofar as the fund may be deemed an underwriter under the 1933 Act in selling portfolio securities.

5.

Purchase, sell or invest in real estate, but each fund, subject to its other investment policies and restrictions, may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts

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and securities secured by real estate or interests therein, and may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund’s ownership of such securities.

6.	Invest in commodities or commodity futures contracts, excluding transactions in financial derivative contracts, such as: forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and financial indices; and swaps, caps, and floors.

7.	All funds except SC BlackRock Inflation Protected Bond Fund and Sun Capital Global Real Estate Fund. Make investments that are inconsistent with the status of each fund as a diversified fund.

8.	(a) All funds except Sun Capital Money Market Fund, SC BlackRock Inflation Protected Bond Fund and Sun Capital Global Real Estate Fund. With respect to 75% of the fund’s assets, invest more than 5% of the fund’s assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (1) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (2) securities of other investment companies.

(b) Sun Capital Money Market Fund Only. Except with respect to investments in obligations of (1) U.S. government, its agencies, authorities or instrumentalities, and (2) domestic banks, purchase any security if, as a result: (i) more than 5% of its assets would be invested in the securities of any one issuer; or (ii) more than 25% of its assets would be invested in a particular industry.

The 1940 Act currently prohibits the funds from issuing senior securities or borrowing money, except that each fund, with the exception of Sun Capital Money Market Fund, may borrow from banks or pursuant to reverse repurchase agreements in an amount not exceeding one-third of total assets (including the amount borrowed). Each fund is required to reduce the amount of its borrowings to not more than one-third of total assets within three days after such borrowings first exceed this one-third limitation.

Additional investment restrictions adopted by the funds, which may be changed by the trustees, provide that a fund may not:

1.	Invest more than 15% (5% for Sun Capital Money Market Fund) of its net assets (taken at market value at the time of purchase) in illiquid securities.

2.	Make investments for the purpose of exercising control or management.

3.	Invest in other investment companies except as permitted under the 1940 Act.

4.	SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, SC Ibbotson Growth Fund, SC AllianceBernstein International Value Fund, SC Columbia Small Cap Value Fund, SC Invesco Small Cap Growth Fund, SC Goldman Sachs Short Duration Fund, Sun Capital Investment Grade Bond Fund and SC PIMCO High Yield Fund only. Invest more than 5% of its total assets in hybrid instruments.

5.	SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, SC Ibbotson Growth Fund, SC AllianceBernstein International Value Fund, SC Columbia Small Cap Value Fund, SC Goldman Sachs Mid Cap Value Fund, SC Invesco Small Cap Growth Fund, SC Lord Abbett Growth & Income Fund, SC BlackRock Inflation Protected Bond Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund and SC PIMCO Total Return Fund only. Enter into short sales (other than those “against the box”) if immediately after such sale, the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the fund’s total assets.

Portfolio Holdings. The board of trustees has adopted policies and procedures relating to disclosure of a fund’s portfolio securities. These policies and procedures are designed to provide a framework for disclosing information regarding portfolio holdings, portfolio composition or other portfolio characteristics consistent with applicable regulations of the federal securities laws and general principles of fiduciary duty relating to fund shareholders.

Generally, the adviser will make the funds’ portfolio information available to the public on a monthly basis with an appropriate delay based upon the nature of the information disclosed. The adviser normally will publish the funds’ portfolio holdings thirty (30) days after the end of the month. With respect to Sun Capital Money Market Fund, the adviser will publish the fund’s portfolio holdings five (5) business days after the end of the month. Such information will be made available on the adviser’s website at www.suncapitaladvisers.com and may be sent to rating agencies, reporting/news services and financial intermediaries, upon request. With respect to Sun Capital Money Market Fund, such information will be available on the website for a period of not less than six months. In addition, each fund makes its portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and at the end of the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by the federal securities laws.

Each fund may also make certain portfolio information available upon request. A fund may disclose the percentage breakdown of the fund’s investments by country, sector and industry, various volatility measures (such as beta, standard deviation, etc.), market capitalization ranges and other portfolio characteristics (such as alpha, average P/E ratio, etc.) that do not specifically identify the fund’s portfolio securities.

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The Trust’s Chief Compliance Officer and Chief Legal Officer, acting jointly, are authorized to approve the disclosure of a fund’s full or partial portfolio holdings prior to the date such information is generally made public to certain entities, including rating agencies, plan sponsors, prospective separate account clients, consultants and other financial intermediaries. Third parties must agree: (i) to limit use of that information to a stated business purpose which does not conflict with the interests of a fund’s shareholders, (ii) to use the information only for such authorized purpose, and (iii) not to trade on such information. Before approving any such arrangement, the Trust’s Chief Compliance Officer and Chief Legal Officer shall: a) consider whether the arrangement presents any potential conflict between the interests of a fund’s shareholders, on the one hand, and the interests of the adviser, the fund’s principal underwriter, or any affiliated person of the fund, the adviser or the principal underwriter, on the other hand; and b) make a determination that the arrangement will not be detrimental to the interests of the fund’s shareholders.

The board of trustees has approved this portfolio holdings disclosure policy and exercises oversight by requiring the Trust’s Chief Compliance Officer to provide reports, at least annually, on its implementation and also requires that the Trust’s Chief Compliance Officer monitor compliance with the policy. None of the adviser, subadvisers or any fund receives any compensation or other consideration from these arrangements for the release of the funds’ portfolio holdings information.

Except as described above, a fund does not provide or permit others to provide information about the fund’s portfolio holdings on a selective basis. However, the policy is not intended to prevent the disclosure of any and all portfolio information to a fund’s service providers. These service providers include the adviser: Sun Capital Advisers LLC; the subadvisers: AllianceBernstein L.P., BlackRock Financial Management, Inc., BlackRock Investment Management, LLC, Columbia Management Investment Advisers, LLC, Davis Selected Advisers, L.P., Goldman Sachs Asset Management, L.P., Ibbotson Associates, Inc., Invesco Advisers, Inc., Lord, Abbett & Co. LLC, Massachusetts Financial Services Company, Pacific Investment Management Company, and Wellington Management Company, LLP; the Trust’s custodian and fund accounting agent: State Street Bank and Trust Company; principal underwriter: Clarendon Insurance Agency, Inc.; independent registered public accounting firm: Deloitte & Touche LLP; counsel to the Trust: Dechert LLP; counsel to the independent trustees: Ropes & Gray LLP; internal audit personnel of affiliates of the adviser; a printing or EDGAR filing vendor; and a proxy voting vendor or a corporate action processor, which generally need access to such information in the performance of their contractual duties and responsibilities, and are subject to duties of confidentiality imposed by law and/or contract.

Furthermore, the adviser and each of the subadvisers, other than Ibbotson and PIMCO, provide portfolio holdings information to their service providers in the ordinary course of their business in managing client accounts, including the funds.

The adviser has an ongoing arrangement with RiskMetrics, which provides proxy voting services, and Interactive Data Corporation (“IDC”), which provides fair valuation and pricing of foreign equity securities. Risk Metrics receives portfolio holdings information from the adviser on a daily basis, and IDC receives portfolio holdings information from the adviser on a quarterly basis.

The subadvisers have the following ongoing arrangements:

AllianceBernstein has ongoing arrangements with RR Donnelley (their financial printer) and Risk Metrics (their proxy voting vendor). Information may be provided to these parties at any time with no time lag.

BlackRock and BIM have ongoing arrangements with RiskMetrics, which provides proxy voting services and State Street Sacramento, which provides limited trade operations. RiskMetrics and State Street Sacramento both receive portfolio holdings information from BlackRock and BIM on a daily basis.

Columbia currently has ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with Columbia’s policies and procedures. No compensation or consideration is received in exchange for this information. These special arrangements are described in Appendix B.

Davis Advisors has arrangements with ISS, RiskMetrics Group and ADP to process all proxies. ISS, RiskMetrics Group and ADP may receive portfolio holdings information on a daily basis. Davis Advisors may also share portfolio holdings with Linedata (trade order support) and Global Trading Analytics (trade analysis), as necessary.

GSAM has an arrangement with the following entities, who receive non-public portfolio holdings information on an on-going basis: affiliates of GSAM and GSAM’s proxy voting service, RiskMetrics. RiskMetrics receives portfolio holdings information from GSAM on a daily basis.

Invesco has ongoing arrangements with their attorneys, securities lending agents, lenders, rating and rankings agencies, proxy voting vendor, pricing vendors, custodian, brokers providing execution and research services, and analysts. In many cases, information may be provided to these parties on a daily basis. Please see Appendix C for a complete list of Invesco’s ongoing relationships, including the identity and role of each party receiving non-public portfolio holdings information regarding SC Invesco Small Cap Growth Fund.

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Lord Abbett may:

(1)	provide portfolio holdings to: (a) third parties that render services to the fund subadvised by Lord Abbett relating to such holdings (i.e., pricing vendors, ratings organizations,custodians, external administrators, independent registered public accounting firms, counsel, etc.), as appropriate to the service being provided, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the fund subadvised by Lord Abbett one day following each calendar period-end. Lord Abbett may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the fund.

(2)	provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain financial intermediaries one day following each period-end.

(3)	provide portfolio holdings or related information in response to governmental requests or subpoenas or in similar circumstances.

Appendix D lists all third parties eligible to receive portfolio holdings or related information from Lord Abbett in accordance with their policy.

MFS may disclose non-public portfolio holdings to the vendors and service providers identified in Appendix E, or permit the recipients identified in Appendix E to have access to non-public portfolio holdings, on an on-going basis.

Wellington Management has the following arrangements. Each of these companies receives portfolio holdings information on a daily basis, unless otherwise indicated.

•	Brown Brothers Harriman & Co. performs certain operational functions.

•	FactSet Research Systems Inc. provides analytical services.

•	Glass, Lewis & Co. provides proxy voting services.

•	Investment Technology Group, Inc. provides analytical services.

•	Markit WSO Corporation performs certain operational functions.

•	State Street Bank and Trust Company performs certain operational functions.

As of the date of this SAI, neither Ibbotson nor PIMCO have any ongoing arrangements with service providers to provide non-public portfolio holdings information regarding the funds.

THE FUNDS’ MANAGEMENT

Trustees and Officers. Each fund is a series of the Trust, a Delaware statutory trust. The business of the Trust and each fund is managed by the trustees. The trustees elect each fund’s officers who are responsible for the day-to-day operations of the fund and who execute the investment policies approved by the trustees. Several of the funds’ trustees and officers are also directors and/or officers of the adviser and directors and/or officers of one or more of its affiliates, each of which is a wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”). During the fiscal year ended December 31, 2011, the board of trustees held four in-person meetings.

The table below provides more information about the funds’ trustees and officers.

Name, Address, Age and Position(s) with the Trust	Term of Office and Length of Time Served	Principal occupation(s) during past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Independent Trustees
Michael P. Castellano c/o Sun Capital Advisers Trust; One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1941 Trustee	Since February, 2005. [1]	Retired.	22	None.

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Dawn-Marie Driscoll c/o Sun Capital Advisers Trust; One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1946 Trustee	Since June, 2007. [1]	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); Former Directorships: Investment Company Institute; Former Memberships: Executive Committee of the Independent Directors Council of the Investment Company Institute.	22	Trustee, DWS Funds Board (119 mutual funds) since 1987. Director, ICI Mutual since 2007.
Keith R. Fox, CFA c/o Sun Capital Advisers Trust; One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1954 Trustee	Since April, 2011. [1]	Managing General Partner, Exeter Capital Partners (a series of private investment funds).	22

Directorships: Progressive International Corporation (kitchen goods importer and distributor) since 2000; Box Top Media Inc. (advertising) since 2006; The Kennel Shop (retailer) since 2007. Trustee, DWS Funds Board (119 mutual funds) since 1996.

Carol A. Kosel c/o Sun Capital Advisers Trust; One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1963 Trustee	Since April, 2011. [1]	Former Trustee to the Evergreen Funds; Former Consultant to the Evergreen Boards of Trustees; Former Senior Vice President and Head of Fund Administration, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund; Former Senior Manager, KPMG, LLC.	22	None.
William N. Searcy, Jr. c/o Sun Capital Advisers Trust; One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1946 Trustee, Chairman of the Board	Trustee since October, 1998; [1] Chairman since 2005.	Private Investor.	22	Trustee, DWS Funds Board (119 mutual funds) since 1993.

Interested Trustees [2]
Scott M. Davis [2] One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1963 Trustee	Since April, 2011. [1]	Senior Vice President and General Counsel for Sun Life Financial’s U.S. Operations since 2007. Vice President and General Counsel for Sun Life Financial’s U.S. Operations, 2004-2007. Associated with Sun Life Financial since 1995.	22

Director, Clarendon Insurance Agency, Inc. since 2006. Director, Sun Life Assurance Company of Canada (U.S.) since 2004. Director, Sun Life Insurance and Annuity Company of New York since 2004. Director of numerous other Sun Life Financial affiliated entities since 2004.

John T. Donnelly [2] One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1958 President, Chief Executive Officer and Trustee	President, Chief Executive Officer and Trustee since May, 2009. [1]	President and Manager, Sun Capital Advisers LLC since 2009. Senior Managing Director, Investment Operations for Sun Life Assurance Company of Canada (U.S.) since 2005. Associated with Sun Life Financial since 1981.	22	Director, Sun Life Insurance and Annuity Company of New York since 2008. Director, Crosspointe Shops I & II since 2009. Director of numerous other Sun Life Financial affiliated entities since 2005.

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Name, Address, Age and Position(s) with the Trust	Term of Office and Length of Time Served	Principal occupation(s) during past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Officers
Craig S. Brown [2] One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1977 Assistant Treasurer	Since November, 2010; Serves at the discretion of the Trustees.	Senior Director, Sun Capital Advisers LLC since 2010. Financial Reporting Assistant Vice President, J.P. Morgan, 2006-2010.	N/A	N/A
Andrew S. Harris [2] One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1974 Chief Compliance Officer	Since August, 2010; Serves at the discretion of the Trustees.	Chief Compliance Officer, Sun Capital Advisers LLC since 2010. Fund Compliance Officer, SEI Investments, 2008-2010. Director of Corporate Compliance, Nationwide Funds Group, 2004-2008.	N/A	N/A
Lena Metelitsa [2] One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1967 Chief Financial Officer and Treasurer	Since August, 2008; Serves at the discretion of the Trustees.	Managing Director, Treasurer and Chief Financial Officer, Sun Capital Advisers LLC since 2010. Senior Director, Sun Capital Advisers LLC, 2008-2010. Associated with Sun Life Financial since 2005.	N/A	N/A
Maura A. Murphy, Esq. [2] One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1960 Chief Legal Officer and Secretary	Since October, 1998; Serves at the discretion of the Trustees.

Managing Director and General Counsel, since 2000, and Secretary since 1998, Sun Capital Advisers LLC. Assistant Vice President and Senior Counsel, Sun Life Financial. Associated with Sun Life Financial since 1998.

			N/A	N/A
Paul Finnegan [2] One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1970 AML Compliance Officer	Since November 2011; Serves at the discretion of the Trustees.

Anti-Money Laundering Compliance Officer, Sun Life Financial since 2011. Director, U.S. Compliance Operations at Sun Life Financial, 2007-2011. Chief Compliance Officer, Genworth Financial, Employee Benefits Group, 2004-2007.

			N/A	N/A
Catherine Topouzoglou [2] One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1968 Assistant Secretary	Since May, 2010; Serves at the discretion of the Trustees.	Senior Legal Consultant, Sun Capital Advisers LLC since 2010.	N/A	N/A
Susan J. Walsh [2] One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1957 Assistant Treasurer	Since August 2000; Serves at the discretion of the Trustees.	Senior Director since 2011, Director from 2007 to 2011, and Assistant Treasurer since 2000, Sun Capital Advisers LLC. Associated with Sun Life Financial since 1998.	N/A	N/A
[1]

A trustee serves until his successor is elected or the Trust terminates; except that: (a) any trustee may resign by delivering to the other trustees or to any Trust officer a written resignation, (b) any trustee may be removed with or without cause by a written instrument signed by at least a majority of the then trustees, specifying the effective date of removal, (c) any trustee who requests to be retired, or who is declared bankrupt or has become physically or mentally incapacitated or is otherwise unable to serve, may be retired by a written instrument signed by a majority of the other trustees, specifying the effective date of retirement, (d) the mandatory retirement age for any trustee that is not an interested person of the Trust is 72 years of age and

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the effective date of such mandatory retirement is December 31 of the calendar year during which such trustee turned 72 years of age, and (e) any trustee may be removed by at least a two-thirds vote of the outstanding shares of shareholders at any meeting of the shareholders.
[2]	An interested person of the funds for purposes of Section 2(a)(19) of the 1940 Act as a result of such person’s employment with the adviser or its affiliates.

None of the Trust’s trustees or officers has any arrangement with any other person pursuant to which he or she was selected as trustee or officer.

Board Leadership Structure. The Board is responsible for the general oversight of the funds’ affairs and for assuring that each fund is managed in the best interests of the contract holders who allocate contract values to the funds. The trustees regularly review each fund’s investment performance as well as the quality of other services provided to each fund by Sun Capital Advisers LLC (“Sun Capital”) and its affiliates. At least annually, the trustees review and evaluate the fees and operating expenses paid by each fund for these services. In carrying out these responsibilities, the trustees are assisted by the Trust’s independent registered public accountants, independent counsel and other experts, as appropriate, selected by and responsible to the trustees.

Currently, five of the Trust’s seven trustees are “independent trustees”, meaning that they are not considered “interested persons” of the funds or their investment advisers. The independent trustees must vote separately to approve all financial arrangements and other agreements with Sun Capital and other affiliated parties. The independent trustees meet regularly as a group in executive session without representatives of Sun Capital present. William N. Searcy, Jr., an independent trustee, currently serves as Chairman of the Board and presides over meetings of the Board.

The Board has established an Audit Committee. The members of the Audit Committee are Michael P. Castellano (Chair), Dawn-Marie Driscoll, Keith R. Fox, Carol A. Kosel and William N. Searcy, Jr., all of whom are independent trustees. The Audit Committee reviews the funds’ financial and accounting controls and procedures, recommends the selection of the funds’ independent registered public accounting firm, reviews the scope of the funds’ audit, reviews the funds’ financial statements and audit reports, reviews the independence of the funds’ independent registered public accounting firm and approves fees relating to both audit and non-audit activities of the independent registered public accounting firm. The Audit Committee held three in-person meetings and one telephonic meeting in the fiscal year ended December 31, 2011.

The Board has also established a Nominating and Governance Committee. The members of the Nominating and Governance Committee are Dawn-Marie Driscoll (Chair), Michael P. Castellano, Keith R. Fox, Carol A. Kosel and William N. Searcy, Jr., all of whom are independent trustees. The Nominating and Governance Committee reviews the qualifications of candidates to serve as independent trustees and makes related recommendations to the Board. The Committee also reviews and makes recommendations to the Board regarding fund governance-related matters, including board compensation practices, retirement policies, self-evaluations, possible conflicts of interest involving trustees, and committee structure and assignments. The Committee also reviews matters related to the engagement of counsel for the Trust and the independent trustees.

The Nominating and Governance Committee will consider independent trustee candidates recommended by variable annuity or variable life insurance contract owners. The Nominating and Governance Committee may take into account a wide variety of factors in considering Trustee candidates. All recommendations should be submitted in writing to the Secretary of the Trust.

Any submission by contract holders should include at a minimum the following information as to each individual proposed for election or re-election as an independent trustee: the name, age, business address, residence address and principal occupation or employment of such individual, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for the election of trustees and other information as required by the Nominating and Governance Committee. Any such submission must also be submitted by such date and contain such other information as may be specified in the Trust’s By-laws. The Nominating and Governance Committee held two meetings in the fiscal year ended December 31, 2011.

The Board has also established a Valuation Committee consisting of eight members, including all of the independent trustees. The Valuation Committee members are Scott M. Davis, John T. Donnelly, Lena Metelitsa, Michael P. Castellano, Dawn-Marie Driscoll, Keith R. Fox, Carol A. Kosel and William N. Searcy, Jr. The Valuation Committee recommends valuation procedures to the full Board, and determines the value of securities held by the funds in certain cases where market quotations are not readily available or are considered unreliable. Pursuant to Valuation Procedures adopted by the Board, the trustees have delegated general responsibility for day-to-day valuation functions to an Internal Pricing Committee, which must refer certain matters and provide certain reports to the Valuation Committee. The Valuation Committee held four in-person meetings and one telephonic meeting in the fiscal year ended December 31, 2011.

The Board has also established a Dividend Committee. The members of the Dividend Committee are Craig S. Brown, John T. Donnelly, Lena Metelitsa and Susan J. Walsh. The Dividend Committee declares dividends necessary to meet federal income and excise tax requirements. The Dividend Committee held one meeting during the fiscal year ended December 31, 2011.

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Each committee may utilize the resources of the Trust’s counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the trustees or otherwise. The membership and chair of each committee are appointed by the Board upon recommendation of the Nominating and Governance Committee.

Risk Oversight. The Trust has retained Sun Capital as each fund’s investment adviser, and State Street Bank and Trust Company (“State Street”) as each fund’s administrator. Sun Capital is responsible for the day-to-day management of the investment activities of certain funds and has delegated management of these activities with respect to certain other funds to a subadviser. Sun Capital and the subadviser, as applicable, are primarily responsible for the management of the risks that arise from the relevant fund’s investments. Sun Capital is responsible for overseeing the services provided by its personnel and by each subadviser, as applicable, including risk management. Sun Capital is also responsible for overseeing the provision of services by State Street and the Trust’s other service providers, and the Board approves their respective contracts annually.

While risk management is primarily the responsibility of management, as well as certain of the Trust’s service providers, including subadvisers, the Board provides oversight of the services provided by Sun Capital, including risk management and oversight of the services provided by these parties. In the course of providing that oversight, the Board receives a wide range of reports from Sun Capital, State Street and the subadvisers, including reports regarding each fund’s investment portfolio, the fund’s compliance with applicable laws, and the fund’s financial accounting and reporting. The Board also meets periodically with the portfolio managers of each fund to receive reports regarding the management of the fund, including its investment risks. The Board also meets regularly with the Trust’s Chief Compliance Officer (including meetings in executive session) to receive reports regarding the compliance of each fund with the federal securities laws and the fund’s internal compliance policies and procedures.

The Board believes that its leadership structure is appropriate given the roles played by management and the committees of the Board in overseeing the operations of the Trust. The Board believes that this committee structure allows the Board to focus effectively on the oversight of risk as part of its broader oversight of the funds' affairs. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the funds’ investment manager and administrator how it monitors and controls such risks.

Trustee Qualifications. The following provides an overview of the considerations that led the Board to conclude that each individual serving as a trustee of the Trust should so serve. The current members of the Board have joined the Board at different points in time since 1998. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to attend and actively participate in meetings, and to work effectively with the other members of the Board; and (iii) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the funds, were a significant factor in the determination that the individual should serve as a trustee of the Trust. Each trustee’s recent prior professional experience is summarized in the table above.

In certain cases, additional considerations contributed to the Board’s conclusion that an individual should serve on the Board. For example, the Board also considered, among other factors, the particular attributes described below with respect to the various individual trustees:

Michael Castellano – Mr. Castellano’s professional training and experience as Corporate Controller of two major financial services companies, his related accounting and financial expertise, and his experience as a director on other corporate boards. In addition, Mr. Castellano has served as a trustee of the Trust since 2005, has been the Trust’s designated “audit committee financial expert” since 2005, and has served as Audit Committee chair since 2006.

Scott M. Davis – Mr. Davis’s professional training and experience as an attorney, and his experience as a senior executive of Sun Life Financial, including his knowledge of Sun Life Financial companies, such as Sun Life (U.S.) and Sun Life (N.Y.), and his current service as General Counsel for Sun Life Financial’s U.S. operations. Mr. Davis became a trustee of the Trust in 2011.

John Donnelly – Mr. Donnelly’s experience as a senior executive in various parts of Sun Life Financial, including Sun Capital, his knowledge of Sun Life Financial companies, such as Sun Life (U.S.) and Sun Life (N.Y.), his former service as a portfolio manager of a fund of the Trust and his current service as President and Chief Executive Officer of the Trust and President of Sun Capital. In addition, Mr. Donnelly has served as a trustee of the Trust since 2009.

Dawn-Marie Driscoll – Ms. Driscoll’s professional training and experience as an attorney, her expertise as a consultant, professor and author on the subject of business ethics, her service as a member of the executive committee of the Independent Directors Council of the Investment Company Institute, and her experience as a director of another substantial mutual fund complex since 1987. In addition, Ms. Driscoll has served as a trustee of the Trust since 2007, and as Nominating and Governance Committee chair since 2008.

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Keith R. Fox – Mr. Fox’s experience as a professional investor and manager of private investment funds, which includes significant experience as a director or equivalent of both public and private operating companies and service on the audit committees of a number of those companies, and his experience as a director and audit committee chair of another substantial mutual fund complex since 1996. Mr. Fox holds the Chartered Financial Analyst designation. Mr. Fox became a trustee of the Trust in 2011.

Carol A. Kosel – Ms. Kosel’s professional training and experience as a certified public accountant, her experience as head of fund administration and fund treasurer for another substantial mutual fund complex, her experience as a director of that mutual fund complex from 2008 to 2010 and her experience as a consultant to the directors of that mutual fund complex from 2005 to 2007. Ms. Kosel became a trustee of the Trust in 2011.

William N. Searcy, Jr. – Mr. Searcy’s experience as an investment officer for various major public company retirement plans, which included evaluation of unaffiliated investment advisers and supervision of various administrative and accounting functions, and his experience as a director of another substantial mutual fund complex since 1993. In addition, Mr. Searcy has served as a trustee of the Trust since 1998, and as Independent Chairman since 2005.

Set forth in the table below is the dollar range of equity securities held in the funds and the aggregate dollar range of securities in the fund complex beneficially owned by each trustee as of December 31, 2011.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Michael P. Castellano	N/A	None	None
Scott M. Davis [1]	N/A	None	None
John T. Donnelly	N/A	None	None
Dawn-Marie Driscoll	N/A	None	None
Keith R. Fox [2]	N/A	None	None
Carol A. Kosel [2]	N/A	None	None
William N. Searcy, Jr.	N/A	None	None

[1]	Elected as Trustee effective April 2011. An interested person of the funds for purposes of Section 2(a)(19) of the 1940 Act.
[2]	Elected as Trustee effective April 2011.

The funds sell their shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. As a result, it should be noted that shares of the funds cannot be purchased directly by individual investors, including the trustees. Shares of the funds are offered exclusively through variable contracts and to other funds. As of December 31, 2011, the trustees and officers of the Trust as a group owned none of the outstanding shares of beneficial interest in any of the funds constituting series of the Trust as of such date.

Trustee Compensation. The Trust pays the trustees who are not interested persons of the Trust or the adviser for their service as trustees.

The dollar amounts shown in the chart below reflect the total compensation paid to each Independent Trustee for his or her services for the fiscal year ended December 31, 2011.

Name of Independent Trustee	Aggregate Compensation Received From the Funds [1]	Pension or Retirement Benefits Accrued (As Part of Funds’ Expenses)	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and Fund Complex [1]
Michael P. Castellano	$94,000	$0	$0	$94,000
Dawn-Marie Driscoll	$90,000	$0	$0	$90,000
Keith R. Fox [2]	$62,000	$0	$0	$62,000
Carol A. Kosel [2]	$62,000	$0	$0	$62,000
William N. Searcy, Jr.	$102,000	$0	$0	$102,000
[1]	As of the date of this SAI, there are 22 funds in the fund complex.
[2]	Elected as Trustee effective April 2011.

Material Relationships of the Independent Trustees. For purposes of the statements below: the immediate family members of any person are their spouse, children in the person’s household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the adviser, any subadviser or any of their affiliates acts as investment adviser. For example, the related funds include all of the funds of the Trust.

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As of December 31, 2011, none of the independent trustees, nor any of the members of their immediate families, owned beneficially or of record any securities issued by the adviser, any subadviser or any other entity in a control relationship to the adviser or any subadviser. During the calendar years of 2010 and 2011, none of the independent trustees, nor any member of their immediate families, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the adviser or any subadviser or any other entity in a control relationship to the adviser or any subadviser. During the calendar years 2010 and 2011, none of the independent trustees, nor any member of their immediate families, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each, a “fund-related party”): (i) the funds, (ii) an officer of any of the funds, (iii) a related fund, (iv) an officer of any related fund, (v) the adviser or any subadviser; (vi) any affiliate of the adviser or any subadviser; or (vii) an officer of any such affiliate.

During the calendar years 2010 and 2011, none of the independent trustees, nor any members of their immediate families, had any relationship (the value of which exceeds $120,000) with any fund-related party, including, but not limited to, relationships arising out of: (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting services.

During the calendar years 2010 and 2011, none of the independent trustees, nor any member of their immediate families, had any position, including as an officer, employee, director or partner, with any of: (i) the Trust, (ii) an officer of the Trust, (iii) a related fund, (iv) an officer of any related fund, (v) Sun Capital, or (vi) any other entity in a control relationship to the Trust.

The Investment Adviser. Sun Capital Advisers LLC, the funds’ investment adviser, is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The adviser is an indirect wholly-owned subsidiary of Sun Life Financial located at 150 King Street, West, Toronto, Ontario, M5H 1J9. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), with common shares listed on the Toronto, New York, and Philippine stock exchanges. Sun Life Financial and its affiliates currently transact business in Canada, the United States, the United Kingdom, and the Asia Pacific Region.

The adviser is a Delaware limited liability company and a registered investment adviser.

Terms of the Investment Advisory Agreements and the Investment Advisory and Management Agreements.

Each fund has entered into either an investment advisory agreement or an investment advisory and management agreement with the adviser which was approved by the fund’s trustees. Under the terms of each agreement, the adviser furnishes an investment program for the fund and determines, subject to the overall supervision and review of the trustees, which investments should be purchased, held, sold or exchanged and provides supervision over all aspects of the fund’s operations, except those which are delegated to a custodian, transfer agent or other agent. For 20 of the funds, the adviser has engaged a subadviser to provide investment management services for the relevant fund. The adviser has entered into agreements with Sun Life Financial (U.S.) Services Company, Inc. and Sun Life Assurance Company of Canada (U.S.) to utilize the resources and personnel of those companies.

Pursuant to the investment advisory and investment advisory and management agreements, the adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the funds in connection with the matters to which its respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.

Under each investment advisory and each investment advisory and management agreement, each fund may use the name “Sun Capital” or any name derived from or similar to this name only for as long as the investment advisory or investment advisory and management agreement or any extension, renewal or amendment of the agreement remains in effect. If a fund’s investment advisory or investment advisory and management agreement is no longer in effect, the fund will cease to use such name or any other name indicating that it is advised by or otherwise connected with the adviser. In addition, the adviser may grant the non-exclusive right to use the name “Sun Capital” or any similar name to any other corporation or entity, including but not limited to any investment company of which any Sun Life Financial subsidiary, any affiliate of the company or any successor to the business of the company is the investment adviser.

After an initial two-year period, each investment advisory and each investment advisory and management agreement will continue in effect from year to year for each fund if approved by either the vote of the fund’s shareholders (if a shareholder vote is required) or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or “interested persons” of any such party, cast at a meeting called for such purposes. Each investment advisory and investment advisory and management agreement may be terminated on 60 days’ written notice by any party or by a vote of a majority of the outstanding voting securities of the affected fund and will terminate automatically if assigned.

The Investment Advisory Agreements.

Those funds which have entered into an investment advisory agreement with the adviser are listed in the table below.

With respect to these funds, each fund bears the cost of its operations not expressly assumed by the adviser or another service provider. These costs may include, but are not limited to: (i) charges and expenses for fund accounting, pricing and appraisal services

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and related overhead, including, to the extent such services are performed by personnel of the adviser or its affiliates, office space and facilities and personnel compensation, training and benefits; (ii) charges and expenses of auditors; (iii) charges and expenses of any custodian, administrator, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Trust; (iv) issue and transfer taxes chargeable to the Trust in connection with securities transactions to which the Trust is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the Trust to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the Trust and/or its shares with the Commission, state securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory agencies; (vii) all expenses of shareholders’ and trustees’ meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust and the trustees; (ix) if applicable, any fees paid by the Trust in accordance with Rule 12b-1 promulgated by the Commission pursuant to the 1940 Act; (x) compensation of those trustees of the Trust who are not affiliated with or interested persons of the adviser or the Trust (other than as trustees); (xi) the cost of preparing and printing share certificates; and (xii) interest on borrowed money, if any.

Each of these funds pays a fee monthly to the adviser for its advisory services equal on an annual basis to a stated percentage of its average daily net assets as follows:

Fund	Average Daily Net Assets	Annual Rate
SC Ibbotson Balanced Fund	All	0.125%
SC Ibbotson Conservative Fund	All	0.125%
SC Ibbotson Growth Fund	All	0.125%
SC AllianceBernstein International Value Fund	All	0.63%
SC BlackRock International Index Fund	$0 to $500 million over $500 million	0.400% 0.375%
SC BlackRock Large Cap Index Fund	$0 to $500 million over $500 million	0.350% 0.325%
SC BlackRock Small Cap Index Fund	$0 to $500 million over $500 million	0.375% 0.350%
SC Columbia Small Cap Value Fund	$0 to $250 million over $250 million	0.90% 0.85%
SC Davis Venture Value Fund	$0 to $500 million over $500 million	0.75% 0.70%
SC Invesco Small Cap Growth Fund	$0 to $250 million over $250 million	0.95% 0.90%
SC WMC Blue Chip Mid Cap Fund	$0 to $300 million over $300 million	0.80% 0.75%
SC WMC Large Cap Growth Fund	$0 to $750 million over $750 million	0.75% 0.70%
Sun Capital Investment Grade Bond Fund	All	0.60%
Sun Capital Money Market Fund	All	0.50%
Sun Capital Global Real Estate Fund	All	0.95%
SC Ibbotson Tactical Opportunities Fund	$0 to $250 million above $250 to $500 million above $500 to $750 million above $750 million to $1 billion over $1 billion	0.375% 0.360% 0.340% 0.320% 0.300%

The following table shows the total advisory fee each fund paid to the adviser for the past three fiscal years (net of applicable waivers).

Fund	Fiscal Year Ended December 31,
	2011	2010	2009
SC Ibbotson Balanced Fund	$2,136.588	$1,152,395	$155,024
SC Ibbotson Conservative Fund	$1,065,192	$609,293	$75,151
SC Ibbotson Growth Fund	$701,435	$554,460	$89,973
SC AllianceBernstein International Value Fund	$318,742	$227,482	$0
SC BlackRock International Index Fund [1]	$0	$0	N/A
SC BlackRock Large Cap Index Fund [2]	$398,438	$725,042	$197,445
SC BlackRock Small Cap Index Fund [2]	$544,349	$1,263,163	$966,939
SC Columbia Small Cap Value Fund	$510,301	$303,400	$141,055
SC Davis Venture Value Fund	$3,098,132	$3,215,546	$1,664,228

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SC Invesco Small Cap Growth Fund	$299,603	$112,800	$0
SC WMC Blue Chip Mid Cap Fund	$1,461,926	$1,052,768	$642,397
SC WMC Large Cap Growth Fund	$1,431,862	$1,233,096	$486,176
Sun Capital Investment Grade Bond Fund	$2,564,327	$1,818,799	$604,336
Sun Capital Money Market Fund	$0	$0	$0
Sun Capital Global Real Estate Fund	$2,088,959	$2,189,239	$1,642,713
SC Ibbotson Tactical Opportunties Fund [1]	$1,966,977	$135,949	N/A
[1]	The fund commenced operations on November 15, 2010.
[2]	Commencing on November 15, 2010, the advisory fees on the fund were contractually reduced in connection with a new passive index strategy.

The Investment Advisory and Management Agreements.

Those funds which have entered into an investment advisory and management agreement are listed in the table below.

With respect to these funds, in addition to providing advisory services, the adviser is responsible for arranging all the services necessary for the funds’ ordinary operations. The adviser acts as a liaison among the various service providers to the funds and the insurance company or companies to which the funds offer their shares, and provides supervision over all aspects of the fund’s operations, except those which are delegated to a custodian, transfer agent or other agent.

For its advisory and management services to these funds, the adviser is paid a single, unified management fee. Out of that fee, the adviser pays for all of the ordinary expenses of managing and operating the fund, which include: (i) the fees, to the extent relating to the fund, for custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services of external legal counsel to the Trust; (ii) fidelity bond insurance premiums; (iii) premiums for trustees and officers errors and omissions insurance (other than insurance exclusively for trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust), (iv) the compensation (if any) of the trustees and officers who are affiliated with the adviser; (v) industry association dues; (vi) the fund’s share of any commitment fee, facility fee, syndication or origination fee and interest charges for monies borrowed by the Trust on behalf of the fund, in each case, under a credit line maintained by the Trust; (vii) federal and state share registration fees; (viii) the costs of the preparation, printing and mailing of prospectuses and statements of additional information, shareholder reports, proxy statements and information statements except to the extent the responsibility of another party other than the fund, (ix) the cost and expense of shareholder and trustees’ meetings except to the extent the responsibility of another party other than the fund; and (x) all other expenses associated with the ordinary operations of the fund.

Under the investment advisory and management agreements, each fund pays directly: (i) all brokerage commissions and dealer or underwriter spreads payable on portfolio brokerage transactions of the fund, including any portion paid in consideration of “research services” within the meaning of that term under Section 28(e) of the Exchange Act; (ii) fees pursuant to a plan adopted under Rule 12b-1 under the 1940 Act; (iii) fees and expenses which are approved by the board and allocable as “class expenses” (as that term is defined in Rule 18f-3 under the 1940 Act) to: (x) the “Service Class” of shares of the fund (or any class that is a successor thereto); and (y) any class of shares that may be established after the date hereof pursuant to a plan adopted pursuant to Rule 18f-3 under the 1940 Act; (iv) the fees and expenses of trustees who are not “interested persons” of the Trust (including counsel fees and costs); (v) premiums for trustees and officers errors and omissions insurance exclusively for persons who are not “interested persons” of the Trust; (vi) salaries and other compensation of any of the Trust’s officers or employees who are not officers, employees, directors, managers or members of the adviser or any subadviser of the fund, or any affiliate of the adviser or such subadviser; (vii) expenses incurred in securities lending, directed brokerage, brokerage recapture and similar revenue producing activities as approved by the Trust’s board; and (viii) all extraordinary expenses, including interest charges other than those described above in connection with borrowing under a credit line maintained by the Trust; fees paid in lieu of dividends with respect to securities sold short; taxes; costs of litigation, other legal proceedings or claims and other extraordinary legal expenses or expenses for special consulting, expert or similar services in connection therewith; and the amount of any indemnities paid by the fund.

Under the investment advisory and management agreements, each fund pays a unified management fee to the adviser on a monthly basis for its advisory and management services. Each fee is calculated based on a stated percentage of the fund’s average daily net assets, as follows:

Fund	Average Daily Net Assets	Annual Rate
SC Goldman Sachs Mid Cap Value Fund	All	1.05%
SC Lord Abbett Growth & Income Fund	All	0.87%
SC BlackRock Inflation Protected Bond Fund	All	0.65%
SC Goldman Sachs Short Duration Fund	All	0.64%
SC PIMCO High Yield Fund	All	0.74%
SC PIMCO Total Return Fund	All	0.65%

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The following table shows the unified management fee each fund paid to the adviser for the past three fiscal years (net of applicable waivers).

Fund	Fiscal Year Ended December 31,
	2011	2010	2009
SC Goldman Sachs Mid Cap Value Fund	$2,812,092	$2,541,104	$1,404,247
SC Lord Abbett Growth & Income Fund	$4,413,356	$4,491,482	$3,527,682
SC BlackRock Inflation Protected Bond Fund	$3,117,334	$1,826,547	$581,121
SC Goldman Sachs Short Duration Fund	$7,562,100	$6,703,160	$4,623,496
SC PIMCO High Yield Fund	$1,315,627	$1,053,564	$623,996
SC PIMCO Total Return Fund	$5,901,494	$3,782,774	$1,201,486

The Expense Limitations on the Investment Advisory Agreements and Investment Advisory and Management Agreements.

From time to time, the adviser may reduce its fee or make other arrangements to limit a fund’s expenses to a specified percentage of average daily net assets.

For each of the sixteen funds that have entered into an investment advisory agreement, as shown in the table below, the adviser has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013. The expense limits do not apply to (i) taxes, (ii) brokerage commissions, (iii) other expenses that are capitalized under applicable accounting principles, (iv) compensation of the Trust’s independent trustees and expenses incurred in the performance of their duties, (v) legal fees and expenses of counsel to the independent trustees, (vi) premiums for liability insurance dedicated to the independent trustees, (vii) expenses related to the electronic preparation, delivery or use of materials for meetings of the board of trustees, (viii) expenses associated with obtaining data from third parties for the independent trustees’ use, (ix) any Acquired Fund Fees and Expenses that a fund may incur, or (x) any extraordinary expenses, as defined under accounting pronouncements and/or as are determined from time to time by the independent trustees to be extraordinary expenses. As a result, a fund’s actual direct and indirect expenses may be higher than the expense limit shown below. To the extent that any fund’s total expense ratio with respect to Initial Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years. Because any such reimbursement is contractually limited to the amount of the expense limit, and thus will occur only to the extent that the total expense ratio falls below the expense limit, in no event will any reimbursement to the adviser cause expenses of a fund to exceed the expense limit.

Fund	Contractual Expense Limitation
	Initial Class	Service Class
SC Ibbotson Balanced Fund	0.20%	0.45%
SC Ibbotson Conservative Fund	0.20%	0.45%
SC Ibbotson Growth Fund	0.20%	0.45%
SC AllianceBernstein International Value Fund	0.75%	1.00%
SC BlackRock International Index Fund	0.60%	0.85%
SC BlackRock Large Cap Index Fund	0.50%	0.75%
SC BlackRock Small Cap Index Fund	0.60%	0.85%
SC Columbia Small Cap Value Fund	1.15%	1.40%
SC Davis Venture Value Fund	0.90%	1.15%
SC Invesco Small Cap Growth Fund	1.15%	1.40%
SC WMC Blue Chip Mid Cap Fund	1.00%	1.25%
SC WMC Large Cap Growth Fund	0.90%	1.15%
Sun Capital Investment Grade Bond Fund	0.75%	1.00%
Sun Capital Money Market Fund	0.50%	0.75%
Sun Capital Global Real Estate Fund	1.05%	1.30%
SC Ibbotson Tactical Opportunities Fund	0.50%	N/A

For the periods ended December 31, 2011, 2010 and 2009, the advisory fees due to the adviser that were waived by the adviser are shown in the following table:

Fund	Fiscal Year Ended December 31,
	2011	2010	2009
SC Ibbotson Balanced Fund	$0	$81,277	$175,989
SC Ibbotson Conservative Fund	$0	$101,185	$156,925
SC Ibbotson Growth Fund	$30,539	$105,710	$165,615
SC AllianceBernstein International Value Fund	$177,024	$225,183	$213,530
SC BlackRock International Index Fund [1]	$262,149	$26,390	N/A
SC BlackRock Large Cap Index Fund [2]	$66,395	$12,062	$101,347

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Fund	Fiscal Year Ended December 31,
	2011	2010	2009
SC BlackRock Small Cap Index Fund [2]	$175,243	$67,163	$333,805
SC Columbia Small Cap Value Fund	$50,472	$126,797	$115,130
SC Davis Venture Value Fund	$0	$0	$69,717
SC Invesco Small Cap Growth Fund	$78,373	$116,536	$144,796
SC WMC Blue Chip Mid Cap Fund	$0	$0	$91,879
SC WMC Large Cap Growth Fund	$56,766	$210,162	$231,496
Sun Capital Investment Grade Bond Fund	$0	$0	$114,948
Sun Capital Money Market Fund	$1,007,486	$985,267	$1,105,945
Sun Capital Global Real Estate Fund	$134,073	$35,216	$140,783
SC Ibbotson Tactical Opportunities Fund [1]	$0	$52,556	N/A
[1]	The fund commenced operations on November 15, 2010.
[2]

Effective November 15, 2010, the fund changed its strategy from that of active to passive management. All figures in the table prior to November 15, 2010 represent advisory fees applicable to the fund’s prior active management fee schedule.

Absent these fee waivers, the advisory fees for the past three fiscal years would have been as shown in the following table:

Fund	Fiscal Year Ended December 31,
	2011	2010	2009
SC Ibbotson Balanced Fund	$2,136,588	$1,233,672	$331,013
SC Ibbotson Conservative Fund	$1,065,192	$710,478	$232,076
SC Ibbotson Growth Fund	$731,974	$660,170	$255,588
SC AllianceBernstein International Value Fund	$495,766	$452,664	$213,530
SC BlackRock International Index Fund [1]	$262,149	$26,390	N/A
SC BlackRock Large Cap Index Fund [2]	$464,833	$737,104	$298,792
SC BlackRock Small Cap Index Fund [2]	$719,592	$1,330,326	$1,300,744
SC Columbia Small Cap Value Fund	$560,773	$430,198	$256,185
SC Davis Venture Value Fund	$3,098,132	$3,215,546	$1,733,945
SC Invesco Small Cap Growth Fund	$377,976	$229,336	$144,796
SC WMC Blue Chip Mid Cap Fund	$1,461,926	$1,052,768	$734,275
SC WMC Large Cap Growth Fund	$1,488,628	$1,443,257	$717,672
Sun Capital Investment Grade Bond Fund	$2,564,327	$1,818,799	$719,284
Sun Capital Money Market Fund	$1,007,486	$985,267	$1,105,945
Sun Capital Global Real Estate Fund	$2,223,032	$2,224,455	$1,783,496
SC Ibbotson Tactical Opportunities Fund [1]	$1,966,977	$188,505	N/A
[1]	The fund commenced operations on November 15, 2010.
[2]

Effective November 15, 2010, the fund changed its strategy from that of active to passive management. All figures in the table prior to November 15, 2010 represent advisory fees applicable to the fund’s prior active management fee schedule.

Currently, there are no expense limitations applicable to the six funds that have unified management fees. However, to the extent that, during either of the succeeding two years, one of these fund’s total expense ratio falls below the expense limit previously in place, the adviser reserves the right to be reimbursed for management fees waived, and fund expenses paid by it under the previous expense limitation. Any such reimbursement would be limited to the amount of the previous expense limit, and thus would occur only to the extent that the total expense ratio falls below the previous expense limit. In no event will any reimbursement to the adviser cause expenses of a fund to exceed the previous expense limit.

Until April 30, 2011, the adviser had contractually agreed to an expense limitation for each of the six funds that have unified management fees. For the periods ended December 31, 2011, 2010 and 2009, the unified management fees due to the adviser that were waived by the adviser under the previous expense limitation are shown in the following table:

Fund	Fiscal Year Ended December 31,
	2011	2010	2009
SC Goldman Sachs Mid Cap Value Fund	$0	$0	$0
SC Lord Abbett Growth & Income Fund	$14,104	$36,406	$44,223
SC BlackRock Inflation Protected Bond Fund	$10,675	$19,019	$9,133
SC Goldman Sachs Short Duration Fund	$0	$0	$15,758
SC PIMCO High Yield Fund	$0	$0	$1,465
SC PIMCO Total Return Fund	$21,566	$39,169	$18,941

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Absent these fee waivers, the unified fees for the past three fiscal years would have been as shown in the following table:

Fund	Fiscal Year Ended December 31,
	2011	2010	2009
SC Goldman Sachs Mid Cap Value Fund	$2,812,092	$2,541,104	$1,404,247
SC Lord Abbett Growth & Income Fund	$4,427,460	$4,527,889	$3,571,905
SC BlackRock Inflation Protected Bond Fund	$3,128,009	$1,845,566	$590,255
SC Goldman Sachs Short Duration Fund	$7,562,100	$6,703,160	$4,639,254
SC PIMCO High Yield Fund	$1,315,627	$1,053,564	$625,460
SC PIMCO Total Return Fund	$5,923,060	$3,821,943	$1,220,427

Pursuant to the investment advisory and investment advisory and management agreements, the adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the funds in connection with the matters to which its respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.

Under each investment advisory and each investment advisory and management agreement, each fund may use the name “Sun Capital” or any name derived from or similar to this name only for as long as the investment advisory or investment advisory and management agreement or any extension, renewal or amendment of the agreement remains in effect. If a fund’s investment advisory or investment advisory and management agreement is no longer in effect, the fund will cease to use such name or any other name indicating that it is advised by or otherwise connected with the adviser. In addition, the adviser may grant the non-exclusive right to use the name “Sun Capital” or any similar name to any other corporation or entity, including but not limited to any investment company of which any Sun Life Financial subsidiary, any affiliate of the company or any successor to the business of the company is the investment adviser.

After an initial two-year period, each investment advisory and each investment advisory and management agreement will continue in effect from year to year for each fund if approved by either the vote of the fund’s shareholders (if a shareholder vote is required) or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or “interested persons” of any such party, cast at a meeting called for such purposes. Each investment advisory and investment advisory and management agreement may be terminated on 60 days’ written notice by any party or by a vote of a majority of the outstanding voting securities of the affected fund and will terminate automatically if assigned.

The Subadvisers. The Trust and the adviser have engaged the services of subadvisers to assist with the portfolio management of 20 of the funds. The subadvisers and the funds for which they serve as subadviser are described below. Each subadviser discharges its responsibilities to the applicable fund subject to the policies of the board of trustees and the oversight and supervision of the adviser. Additional information about each subadviser is set forth in the prospectus.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, serves as subadviser to SC AllianceBernstein International Value Fund. AllianceBernstein is a leading international investment adviser with assets under management, as of December 31, 2011, totaling approximately $406 billion .

BlackRock Financial Management, Inc. (“BlackRock”), 40 E. 52nd Street, New York, NY 10022, serves as subadviser to SC BlackRock Inflation Protected Bond Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, an indirect, wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $3.513 trillion of assets under management as of December 31, 2011. BlackRock, Inc. is an affiliate of PNC Financial Service Group, Inc. BlackRock has been an investment adviser since 1994.

BlackRock Investment Management, LLC (“BIM”), 800 Scudders Mill Road, Plainsboro, NJ 08536 serves as subadviser to SC BlackRock International Index Fund, SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund. BIM is an affiliate of BlackRock Advisors, LLC, an indirect, wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $3.513 trillion of assets under management as of December 31, 2011. BlackRock, Inc. is an affiliate of PNC Financial Service Group, Inc. BIM has been an investment adviser since 1999.

Columbia Management Investment Advisers, LLC (“Columbia”), 225 Franklin Street, Boston, MA 02110 serves as subadviser to SC Columbia Small Cap Value Fund. Columbia’s management experience covers all major asset classes, including equity securities, fixed income securities and money market securities. In addition to serving as an investment manager to mutual funds, Columbia acts as investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange traded funds and financial intermediaries. Columbia is registered as an investment adviser with the SEC and is a wholly-owned subsidiary of Ameriprise Financial, Inc., which is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. As of December 31, 2011, Columbia had assets under management of $300.5 billion.

Davis Selected Advisers, L.P. (“Davis Advisors”), 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756, serves as subadviser to SC Davis Venture Value Fund. Davis Advisors is a professional investment management firm which provides

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investment services to mutual funds, employee benefit plans and other institutions and individuals. Davis Advisors is a limited partnership and Davis Investments, LLC, is its sole general partner. Christopher Davis is the sole member of the general partner. As of December 31, 2011, Davis Advisors had discretionary investment authority with respect to approximately $55 billion in client assets.

Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282-2198, serves as subadviser to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund. GSAM has been a registered investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2011, GSAM reported total assets under management of $705.84 billion, which includes seed capital and excludes assets under supervision.

Ibbotson Associates, Inc. (“Ibbotson”), 22 W. Washington Street, Chicago, Illinois 60602, serves as subadviser to SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, SC Ibbotson Growth Fund and SC Ibbotson Tactical Opportunities Fund. Ibbotson is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. As of December 31, 2011, Ibbotson had assets under advisement of approximately $66.7 billion.

Invesco Advisers, Inc. (“Invesco”), 1555 Peachtree St., NE, Atlanta, Georgia 30309, serves as subadviser to SC Invesco Small Cap Growth Fund. Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2011, Invesco Ltd. had assets under management of approximately $625.3 billion.

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, New Jersey 07302, serves as subadviser to SC Lord Abbett Growth & Income Fund. Founded in 1929, Lord Abbett is an independent investment management firm with assets under management of approximately $110.4 billion in 57 mutual fund portfolios and other advisory accounts, including $2.8 billion for which Lord Abbett provides investment models to managed account sponsors, as of December 31, 2011.

Massachusetts Financial Services Company ("MFS"), located at 500 Boylston Street, Boston, Massachusetts 02116, serves as subadviser to Sun Capital Global Real Estate Fund. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial. As of December 31, 2011, the MFS organization had approximately $251 billion in assets under management. MFS and the adviser are affiliated in that both are indirect subsidiaries of Sun Life Financial and thus under common control. Each operates independently of the other, however, including with regard to investment personnel and resources.

Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as subadviser to SC PIMCO High Yield Fund and SC PIMCO Total Return Fund. PIMCO is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Asset Management with minority interests held by PIMCO Partners, LLC, a California limited liability company, and certain officers of PIMCO. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is wholly owned by Allianz SE. As of December 31, 2011, PIMCO had approximately $1.36 trillion in assets under management.

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as subadviser to SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2011, Wellington Management had investment management authority with respect to approximately $651 billion in assets.

Terms of the Subadvisory Agreements.

For each subadvised fund, the subadviser has entered into a subadvisory agreement with the adviser and the Trust on behalf of the fund (each, a “subadvisory agreement,” and collectively, the “subadvisory agreements”). The subadviser is responsible for providing the subadvised fund with advice concerning the investment management of that fund’s portfolio. This advice must be consistent with the investment objectives and policies of the subadvised fund. The subadviser determines what securities shall be purchased, sold or held for the subadvised fund and what portion of the fund’s assets are held uninvested.

The adviser pays each subadviser out of its own resources; none of the subadvised funds has an obligation to pay the subadviser. For each fund except SC Ibbotson Tactical Opportunities Fund, the subadviser’s subadvisory fee rate is based on a stated percentage of each subadvised fund’s average daily net assets as follows:

Fund	Daily Net Assets	Fee
SC Ibbotson Balanced Fund [1]	All Assets	0.08%
SC Ibbotson Conservative Fund [1]	All Assets	0.08%
SC Ibbotson Growth Fund [1]	All Assets	0.08%

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Fund	Daily Net Assets	Fee
SC AllianceBernstein International Value Fund	$0 to $1 billion over $1 billion	0.350% 0.325%
SC BlackRock International Index Fund [2]	$0 to $200 million over $200 million to $400 million over $400 million	0.08% 0.05% 0.04%
SC BlackRock Large Cap Index Fund [3]	$0 to $200 million over $200 million to $400 million over $400 million	0.04% 0.03% 0.02%
SC BlackRock Small Cap Index Fund [3]	$0 to $200 million over $200 million to $400 million over $400 million	0.060% 0.045% 0.035%
SC Columbia Small Cap Value Fund	$0 to $100 million over $100 million to $200 million over $200 million	0.55% 0.50% 0.45%
SC Davis Venture Value Fund	$0 to $100 million over $100 million to $500 million over $500 million	0.45% 0.40% 0.35%
SC Goldman Sachs Mid Cap Value Fund	All Assets	0.40%
SC Invesco Small Cap Growth Fund	$0 to $250 million over $250 million	0.60% 0.55%
SC Lord Abbett Growth & Income Fund	$0 to $200 million over $200 million to $400 million over $400 million	0.35% 0.27% 0.25%
SC WMC Blue Chip Mid Cap Fund	$0 to $50 million over $50 million to $200 million over $200 million to $500 million over $500 million	0.55% 0.45% 0.40% 0.35%
SC WMC Large Cap Growth Fund	$0 to $100 million over $100 million to $750 million over $750 million	0.45% 0.40% 0.35%
SC BlackRock Inflation Protected Bond Fund	$0 to $100 million over $100 million to $500 million over $500 million	0.15% 0.08% 0.05%
SC Goldman Sachs Short Duration Fund	$0 to $250 million over $250 million to $500 million over $500 million	0.18% 0.16% 0.14%
SC PIMCO High Yield Fund	All Assets	0.25%
SC PIMCO Total Return Fund	All Assets	0.25%
Sun Capital Global Real Estate Fund	$0 to $1 billion over $1 billion to $2.5 billion over $2.5 billion	0.40% 0.33% 0.29%
SC Ibbotson Tactical Opportunities Fund [4]	All Assets	Fixed fee of $200,000

[1]

Subject to a $300,000 minimum annual fee, in the aggregate, for all funds subadvised by Ibbotson excluding the SC Ibbotson Tactical Opportunities Fund (pro rated for periods of less than a year that commence after the funds’ first full year). The funds will have no obligation to pay Ibbotson any portion of that balance.

[2]	Subject to a minimum annual fee of $150,000. The fund will have no obligation to pay any portion of that balance.
[3]	Subject to a minimum annual fee of $100,000. The fund will have no obligation to pay any portion of that balance.
[4]	The subadviser is paid a fixed fee of $200,000 annually, regardless of the fund’s asset size. The fund will have no obligation to pay any portion of that fee.

The following table shows the total subadvisory fees paid by the adviser on behalf of each fund to its subadviser for the past three fiscal years.

Fund	2011	2010	2009
SC Ibbotson Balanced Fund	$1,367,416	$789,550	$211,848
SC Ibbotson Conservative Fund	$681,723	$454,706	$148,528
SC Ibbotson Growth Fund	$468,463	$422,509	$163,576
SC AllianceBernstein International Value Fund	$275,425	$251,480	$118,628
SC BlackRock International Index Fund [1]	$52,430	$5,278	N/A
SC BlackRock Large Cap Index Fund [2]	$53,124	$251,895	$106,711

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Fund	2011	2010	2009
SC BlackRock Small Cap Index Fund [2]	$114,685	$634,965	$650,372
SC Columbia Small Cap Value Fund [3]	$342,695	$255,832	$142,325
SC Davis Venture Value Fund	$1,702,337	$1,764,958	$974,770
SC Goldman Sachs Mid Cap Value Fund	$1,071,273	$968,040	$531,540
SC Invesco Small Cap Growth Fund	$238,722	$144,844	$91,450
SC Lord Abbett Growth & Income Fund	$1,512,259	$1,541,112	$1,234,018
SC WMC Blue Chip Mid Cap Fund	$872,333	$642,182	$463,030
SC WMC Large Cap Growth Fund	$843,935	$819,737	$423,412
SC BlackRock Inflation Protected Bond Fund	$451,125	$317,038	$126,270
SC Goldman Sachs Short Duration Fund	$1,804,209	$1,616,311	$1,152,110
SC PIMCO High Yield Fund	$445,586	$356,982	$211,957
SC PIMCO Total Return Fund	$2,284,799	$1,474,603	$471,271
Sun Capital Global Real Estate Fund [4]	$594,351	N/A	N/A
SC Ibbotson Tactical Opportunities Fund [1]	$200,000	$25,000	N/A
[1]	The fund commenced operations on November 15, 2010.
[2]

Until November 15, 2010, OppenheimerFunds, Inc. was the subadviser to the fund. The fees provided for 2009 were paid to OppenheimerFunds, Inc., not the fund’s current subadviser, BlackRock Investment Management, LLC.

[3]

Until May 1, 2010, Dreman Value Management, L.L.C. was the subadviser to the fund. The fees provided for 2009 were paid to Dreman Value Management, L.L.C., and not to the fund’s current subadviser, Columbia Management Investment Advisers, LLC.

[4]	Until May 1, 2011, the adviser managed the fund directly, without a subadviser, and the adviser therefore paid no subadvisory fees.

Each subadvisory agreement provides that the subadviser is responsible for bearing its own costs of providing services to a subadvised fund. Each subadviser will not be responsible for: (i) the subadvised fund’s legal, auditing and accounting expenses; (ii) expenses of maintenance of the subadvised fund’s books and records other than those required to be maintained by the subadviser, including computation of the subadvised fund’s daily net asset value per share and dividends; (iii) interest, taxes, governmental fees and membership dues incurred by the subadvised fund; (iv) fees of the subadvised fund’s custodians, transfer agents, registrars or other agents; (v) expenses of preparing the subadvised fund’s share certificates; (vi) expenses relating to the redemption or repurchase of the subadvised fund’s shares; (vii) expenses of registering and qualifying the subadvised fund’s shares for sale under applicable federal and state laws; (viii) expenses of preparing, setting in print, printing and distributing prospectuses, reports, notices and dividends to subadvised fund investors (except that each subadviser will be responsible for costs associated with supplements to such documents and regulatory filing requirements necessitated by a change of control of the subadviser or a change in the portfolio manager or managers assigned by the subadviser to manage the subadvised fund); (ix) cost of subadvised fund stationery; (x) costs of trustee, shareholder and other meetings of the Trust or the subadvised fund (except that each subadviser will be responsible for costs necessitated by any change of control of the subadviser); (xi) traveling expenses of officers, trustees and employees of the Trust or the subadvised fund; (xii) fees of the Trust’s trustees and salaries of any officers or employees of the Trust or the subadvised fund; and (xiii) the subadvised fund’s pro rata portion of premiums on any fidelity bond and other insurance covering the Trust or the subadvised fund and their officers and trustees.

Under each subadvisory agreement, the subadviser is responsible for making specific decisions to buy and sell securities for the subadvised fund. In the case of each fund, other than the SC Ibbotson Tactical Opportunities Fund, the subadviser is also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers’ charges. For SC Ibbotson Tactical Opportunities Fund, Sun Capital will select broker-dealers and place orders for shares of the underlying exchange-traded funds. For SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, the subadviser will place orders directly with either the distributor or transfer agent of the underlying funds.

Under each of the subadvisory agreements, the adviser is indemnified against certain liabilities it may incur in its official capacity as investment adviser to the subadvised fund. Each subadviser is similarly indemnified against certain liabilities it may incur in its official capacity as subadviser to a fund. The terms of each indemnification are set forth in the subadvisory agreement. The general effect of these provisions is described in the following paragraphs, with terms and conditions only applicable to certain funds noted as such.

Under the subadvisory agreements, a subadviser is not liable for any loss sustained by reason of the adoption of any investment policy (and, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, a subadviser will not be liable for any act or omission including but not limited to such adoption), or the purchase, sale, or retention of any security on the recommendation of the subadviser, regardless of whether the recommendation was based upon the subadviser’s own investigation and research or upon investigation and research made by any other individual, firm or corporation, assuming the recommendation was made, and any other individual, firm, or corporation was selected, with due care and in good faith. No subadviser will be indemnified, however, for any liability it causes to the adviser, the fund or its shareholders as a result of: (a) the subadviser (or in the case of Ibbotson, the subadviser’s advice) causing the fund to be in violation of any applicable federal or state law, rule or regulation or any

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investment policy or restriction set forth in the fund’s prospectus or statement of additional information or any written guidelines or instruction provided in writing by the trust’s board of trustees or adviser (and, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, the receipt of which is acknowledged in writing by that subadviser); (b) the subadviser (or in the case of Ibbotson, the subadviser’s advice) causing the fund to fail to satisfy the diversification requirements of § 817 (h) of Subchapter L of the Internal Revenue Code of 1986, as amended (the “Code”), or the diversification or source of income requirements of Subchapter M of the Code; (c) in the case of Ibbotson, its failure to provide timely responses to requests by the adviser for instructions as to circumstances not addressed in the SC Ibbotson Tactical Opportunities Fund’s investment program; or (d) the subadviser’s willful misfeasance, bad faith, or gross negligence (or simple “negligence” in the case of SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund) generally in the performance of its duties or its reckless disregard of its obligations and duties under the subadvisory agreement.

Notwithstanding the foregoing, in regards to SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, the subadviser is not liable to the adviser, the fund or its shareholders for any losses that are sustained as a result of delays or inaccuracy of information about the fund provided to the subadviser by or on behalf of the adviser or the fund’s custodian.

Under the subadvisory agreements, a subadviser is obliged to indemnify and hold harmless the adviser, its affiliated persons and the fund (collectively, the “indemnified persons”) to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by any indemnified person to the extent resulting, in whole or in part, from any of the subadviser’s acts or omissions specified in (a), (b), (c) (Ibbotson only) or (d) above, any breach by the subadviser of any duty or warranty in the subadvisory agreement, or inaccuracy of any representation by the subadviser made in connection with the subadvisory agreement (or, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, the subadviser causing the fund to be in violation of any applicable investment policy or restriction of the subadviser). However, no indemnified person is indemnified for liability resulting from its own willful misfeasance, bad faith, or gross negligence (or simple “negligence” in the case of SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund) in the performance of its duties or reckless disregard of such duties (or, in regards to SC Columbia Small Cap Value Fund, in the performance of its obligations and duties or reckless disregard of such obligations and duties, or any breach of any duty or warranty under the subadvisory agreement or the investment advisory agreement).

Under the subadvisory agreements, the adviser is obliged to indemnify and hold harmless each subadviser to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by the subadviser to the extent resulting, in whole or in part, from: (w) the adviser’s willful misfeasance, bad faith, or gross negligence (or simple “negligence” in the case of SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund) generally in the performance of its duties in connection with the subadvisory agreement or its reckless disregard of its obligations and duties under the subadvisory agreement; (x) any breach of any duty or warranty in the subadvisory agreement by the adviser or any inaccuracy of any representation by the adviser made in connection with the subadvisory agreement; and (y) in the case of Ibbotson: (i) certain failures by the adviser or other service providers to provide timely responses to certain requests by Ibbotson regarding information it deems necessary in order to fulfill its obligations under this Agreement; and (ii) the adviser’s failure to make certain changes requested by Ibbotson to the fund’s registration statement (and, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, (z) the adviser causing the fund to be in violation of any applicable federal or state law, rule or regulation or any applicable investment policy or restriction of the adviser). No subadviser will be indemnified, however, for liability resulting from its own willful misfeasance, bad faith, or gross negligence (or simple “negligence” in the case of SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund) in the performance of its duties or reckless disregard of such duties (or, in regard to SC Columbia Small Cap Value Fund, in the performance of its obligations and duties or reckless disregard of such obligations and duties, or any breach of any duty or warranty under the subadvisory agreement).

Neither the adviser nor the subadviser is obligated to make any indemnification payment in respect of any settlement as to which it has not been notified and consented, assuming such consent will not be unreasonably withheld.

Each subadvisory agreement will continue in effect from year to year for each subadvised fund if approved by either the vote of the subadvised fund’s shareholders (if a shareholder vote is required) or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or “interested persons” of any such party, cast at a meeting called for such purposes. The subadvisory agreement may be terminated on 60 days’ written notice by the subadvised fund or adviser or by a vote of a majority of the outstanding voting securities of the subadvised fund. Each subadvisory agreement may be terminated by the subadviser upon 120 days notice.

Restrictions on Personal Trading. In order to avoid conflicts with portfolio trades for the funds, the adviser and subadvisers have each adopted a code of ethics pursuant to Rule 204A-1 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The funds’ underwriter has not adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act because it has no “Access Persons” as defined in the Rule. Pursuant to Rule 17j-1 under the 1940 Act, the board of trustees of the Trust adopted a code of ethics for the Trust and approved the code of ethics of the adviser and each subadviser. The codes of ethics permit personnel to invest in securities, including securities that may be purchased or held by a fund, subject to specified restrictions on personal securities trading.

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Some of the adviser’s restrictions include pre-clearance for all personal trades and a prohibition on the purchase of limited offerings and initial public offerings without prior written approval. These restrictions reflect the basic principle that the interests of the funds and their shareholders come before the interests of personnel of the adviser and its affiliates. The adviser provides the Trust’s board of trustees with a quarterly certification of the adviser’s compliance with its code of ethics and a report of any significant violations of its code.

Because each subadviser is an entity not otherwise affiliated with the Trust or the adviser, the subadviser has responsibility for monitoring the personal trading activities of the subadviser’s personnel. Each subadviser provides the adviser with a quarterly certification of the subadviser’s compliance with its code of ethics and a report of any significant violations of its code.

Allocation of Investment Opportunities. Securities held by a fund may also be held by other funds or investment advisory clients for which the adviser, subadviser or any of their affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the adviser or subadviser for other funds or investment advisory clients arise at or about the same time, transactions in the securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the adviser, subadviser or their affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price obtained by a fund.

Proxy Voting Policies. The adviser’s and subadvisers’ proxy voting policies with respect to the funds are attached as Appendix F. Each of the adviser’s and subadviser’s proxy voting policies include procedures to address proxy proposals that may present conflicts between the interests of each fund and its adviser or subadviser. Special procedures have been adopted by the adviser to address conflicts that might arise in connection with the voting of proxies for SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund by the adviser in light of the fact that these funds’ portfolios consist primarily of shares of other funds managed by the adviser or its affiliates. Information regarding how each fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available: (1) without charge, upon request, by calling 800-432-1102 x3330; and (2) on the SEC’s website at http://www.sec.gov.

Administrator. State Street, 225 Franklin Street, Boston, Massachusetts, 02110, is the funds’ administrator. State Street is responsible for managing the funds’ business affairs. State Street’s services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, preparation and filing of tax returns, supervising the activities of the custodian and transfer and shareholder servicing agent and other administrative services necessary to conduct the funds’ business. The Trust may invest in money market funds managed by, and commercial paper issued by, affiliates of State Street, which serves as the Trust’s custodian, administrator and transfer agent.

For the periods ended December 31, 2011, 2010 and 2009, each of the following funds paid the administrator as follows:

Fund	2011	2010	2009
SC Ibbotson Balanced Fund	$511,700	$462,722	$173,091
SC Ibbotson Conservative Fund	$283,306	$273,099	$126,386
SC Ibbotson Growth Fund	$225,630	$257,716	$136,462
SC AllianceBernstein International Value Fund	$43,866	$46,240	$34,190
SC BlackRock International Index Fund [1]	$39,288	$3,988	N/A
SC BlackRock Large Cap Index Fund	$56,997	$64,625	$39,543
SC BlackRock Small Cap Index Fund	$79,742	$96,176	$119,003
SC Columbia Small Cap Value Fund	$39,839	$35,071	$30,307
SC Davis Venture Value Fund	$162,419	$211,824	$157,674
SC Invesco Small Cap Growth Fund	$32,529	$24,098	$22,351
SC WMC Blue Chip Mid Cap Fund	$76,257	$73,647	$72,280
SC WMC Large Cap Growth Fund	$82,079	$102,312	$72,884
Sun Capital Investment Grade Bond Fund	$165,041	$151,794	$88,276
Sun Capital Money Market Fund	$104,053	$111,710	$158,458
Sun Capital Global Real Estate Fund	$96,483	$121,479	$134,351
SC Ibbotson Tactical Opportunities Fund [1]	$197,904	$20,952	N/A
[1]	The fund commenced operations on November 15, 2010.

With respect to the six funds that pay the adviser a unified management fee (listed in the table below), the adviser pays State Street’s costs for serving as the funds’ administrator out of the adviser’s unified management fee.

For the periods ended December 31, 2011, 2010 and 2009, the adviser paid the administrator for each of these funds as follows:

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Fund	2011	2010	2009
SC Goldman Sachs Mid Cap Value Fund	$108,562	$124,995	$96,102
SC Lord Abbett Growth & Income Fund	$198,014	$254,648	$270,619
SC BlackRock Inflation Protected Bond Fund	$183,979	$142,993	$68,082
SC Goldman Sachs Short Duration Fund	$395,783	$498,953	$468,001
SC PIMCO High Yield Fund	$74,851	$78,618	$65,706
SC PIMCO Total Return Fund	$306,927	$282,442	$127,092

Transfer Agent. State Street is the transfer agent for the funds. With respect to the six funds that pay the adviser a unified management fee (SC Goldman Sachs Mid Cap Value Fund, SC Lord Abbett Growth & Income Fund, SC BlackRock Inflation Protected Bond Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund, and SC PIMCO Total Return Fund), the adviser pays State Street’s costs for serving as the funds’ transfer agent out of the adviser’s unified management fee.

Custodian. Each fund’s portfolio securities are held pursuant to a master custodian agreement among the adviser, the Trust and State Street. Under the custodian agreement, the custodian performs custody, portfolio and fund accounting services. With respect to the six funds that pay the adviser a unified management fee (SC Goldman Sachs Mid Cap Value Fund, SC Lord Abbett Growth & Income Fund, SC BlackRock Inflation Protected Bond Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund, and SC PIMCO Total Return Fund), the adviser pays State Street’s costs for serving as the funds’ custodian out of the adviser’s unified management fee.

Independent Registered Public Accounting Firm. The board of trustees has selected Deloitte & Touche LLP as the funds’ independent registered public accounting firm. The independent registered public accounting firm provides auditing and tax services to the funds.

PORTFOLIO MANAGERS

Potential Conflicts of Interest Concerning Portfolio Managers. When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. The adviser and each of the subadvisers have adopted procedures that are intended to monitor compliance with policies referred to in the following paragraphs, designed to ensure the fair and equitable treatment of accounts. Generally, the risks of such conflicts of interest are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

Each subadviser has provided additional information about potential conflicts affecting their portfolio managers.

•

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering. This conflict may arise with respect to any of the managers of the funds. The adviser and the subadvisers have policies and procedures designed to address such conflicts so that all client accounts receive fair and equitable treatment.

•

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When the adviser or a subadviser is seeking to trade the same security on substantially similar terms for more than one account, the adviser and the subadvisers may “bunch” such orders, which means that the trades for the individual accounts are aggregated and each account receives the same average execution price. There are some types of accounts as to which bunching may not be possible for various reasons, including contractual reasons (such as directed brokerage arrangements). A trader may believe under some circumstances that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the adviser or the subadvisers will place the order in a manner intended to result in as favorable a price as possible for such client. Trade order conflicts may arise with respect to any of the managers of the funds. The adviser and the subadvisers have policies and procedures designed to address these trade order conflicts.

•

A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, or if the significance of the performance of other accounts in calculating the bonus is less because of their size, the measurement periods or other differences, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. This conflict arises with respect to Christopher Bliss, Edward Corallo and Greg Savage, portfolio managers of SC

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BlackRock International Index Fund; Christopher Bliss and Edward Corallo, portfolio managers of SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund; Stephen D. Barbaro, John S. Barrett and Jeremy H. Javidi, portfolio managers of SC Columbia Small Cap Value Fund; Christopher C. Davis and Kenneth C. Feinberg, portfolio managers of SC Davis Venture Value Fund; Ronald Hua and Len Ioffe, portfolio managers of SC Goldman Sachs Mid Cap Value Fund; Juliet Ellis, Juan Hartsfield and Clay Manley, portfolio managers of SC Invesco Small Cap Growth Fund; Robert P. Fetch, portfolio manager of SC Lord Abbett Growth & Income Fund; Philip W. Ruedi and Mark A. Whitaker, portfolio managers of SC WMC Blue Chip Mid Cap Fund, and Paul E. Marrkand, portfolio manager of SC WMC Large Cap Growth Fund; Brian Weinstein and Martin Hegarty, portfolio managers of SC BlackRock Inflation Protected Bond Fund; James P. McCarthy and David Fishman, portfolio managers of SC Goldman Sachs Short Duration Fund; and Andrew Jessop, portfolio manager of SC PIMCO High Yield Fund, and William H. Gross, portfolio manager of SC PIMCO Total Return Fund.

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A portfolio manager may favor an account if an advisory firm receives a performance-based advisory fee, whether or not the performance of that account directly determines the portfolio manager’s compensation. This conflict relating to performance fees arises for AllianceBernstein L.P. portfolio managers Sharon E. Fay, Kevin F. Simms, Takeo Aso and Avi Lavi, portfolio managers of SC AllianceBernstein International Value Fund; BlackRock Investment Management, LLC portfolio managers Christopher Bliss, Edward Corallo and Greg Savage, portfolio managers of SC BlackRock International Index Fund; BlackRock Investment Management, LLC portfolio managers Christopher Bliss and Edward Corallo, portfolio managers of SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund; Goldman Sachs Asset Management, L.P. portfolio managers Ronald Hua and Len Ioffe, portfolio managers of SC Goldman Sachs Mid Cap Value Fund; Lord, Abbett & Co., LLC portfolio manager Robert P. Fetch, portfolio manager of SC Lord Abbett Growth & Income Fund; Wellington Management Company, LLP portfolio managers Philip W. Ruedi and Mark A. Whitaker, portfolio managers of SC WMC Blue Chip Mid Cap Fund; Wellington Management Company, LLP portfolio manager Paul E. Marrkand, portfolio manager of SC WMC Large Cap Growth Fund; BlackRock Financial Management, Inc. portfolio managers Brian Weinstein and Martin Hegarty, portfolio managers of SC BlackRock Inflation Protected Bond Fund; Goldman Sachs Asset Management, L.P. portfolio managers James P. McCarthy and David Fishman, portfolio managers of SC Goldman Sachs Short Duration Fund; Pacific Investment Management Company, LLC portfolio manager Andrew Jessop, portfolio manager of SC PIMCO High Yield Fund; and Pacific Investment Management Company, LLC portfolio manager William H. Gross, portfolio manager of SC PIMCO Total Return Fund. The subadvisers have policies and procedures designed to address these conflicts.

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A portfolio manager may favor an account if the portfolio manager or his or her employer has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager or his or her employer held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. This conflict may arise with respect to any of the portfolio managers of the funds, to the extent that a portfolio manager begins to manage accounts in which the portfolio manager or his or her employer has a beneficial interest, including currently the adviser’s portfolio manager, Jill A. Fields; AllianceBernstein L.P. portfolio managers, Sharon E. Fay, Kevin F. Simms, Takeo Aso and Avi Lavi; BlackRock Investment Management LLC portfolio managers, Christopher Bliss, Edward Corallo and Greg Savage; Columbia Management Investment Advisers, LLC portfolio managers, Stephen D. Barbaro, John S. Barrett and Jeremy H. Javidi; Davis Selected Advisers, L.P. managers, Christopher Davis and Kenneth Feinberg; Ibbotson Associates, Inc. portfolio managers Peng Chen, Scott Wentsel, John Thompson, Cindy Galiano and Jared Watts; Invesco Advisers, Inc. portfolio managers Juliet Ellis, Juan Hartsfield and Clay Manley; Massachusetts Financial Services Company portfolio manager Richard R. Gable; and Wellington Management Company, LLP portfolio managers Paul E. Marrkand, Mark A. Whitaker and Philip W. Ruedi. The advisers and the subadvisers, however, have policies and procedures designed to treat all accounts fairly, which may include code of ethics requirements imposing certain trading restrictions and reporting obligations for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

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If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or the account that is short. Where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security. This conflict may arise with respect to any of the managers of the funds. The advisers and the subadvisers have developed policies and procedures, which may include assigning portfolio managers so as to avoid such conflicts, to address the simultaneous management of multiple client accounts so that all clients receive fair and equitable treatment.

A further discussion of the conflicts of interest that may arise with respect to the adviser, each subadviser and their respective managers is set forth below.

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Other Accounts Managed by Portfolio Managers—Sun Capital Advisers LLC (“Sun Capital”). The table below provides information as of December 31, 2011 concerning other accounts managed by the person employed by the adviser who is primarily responsible for the day-to-day management of the Sun Capital Investment Grade Bond Fund.

Manager (Fund(s))	Total # of Accounts	Total Assets Under Management (in millions)
Jill A. Fields
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	5	$454
Other Accounts	13	$23,971

Performance Fees—Sun Capital. The adviser’s portfolio manager does not manage any account with a performance-based fee.

Compensation—Sun Capital. As a member of the Sun Life Financial Group of companies, the adviser has adopted a system of compensation that seeks to align employees’ individual goals and performance with Sun Life Financial’s business strategy. For portfolio managers, the compensation structure consists of the following components: base salary, annual incentive compensation, and equity awards. Portfolio managers also receive customary retirement and other benefits that are offered generally to all full-time employees of Sun Life Financial in the United States.

•	Base salary. Base compensation is fixed and normally reevaluated on an annual basis. Base compensation is considered a significant component of a portfolio manager’s overall compensation.

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Incentive Compensation Plans. Portfolio managers are eligible to participate in an annual incentive compensation plan, which is tailored to take into account the adviser’s contribution to Sun Life Financial’s overall profitability.

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Under this plan, management can award annual bonus compensation to eligible employees of the adviser based on a combination of several elements including: the overall profitability of Sun Life Financial, the overall performance of Sun Life Financial’s Canadian and U.S. operations against targets for net income and other financial criteria, the overall performance of Sun Life Financial’s Corporate Investment division against targets for investment performance, the overall performance of accounts managed by the adviser in comparison to short and long term performance of relevant benchmarks and peer groups and other financial criteria, and the individual’s performance against annual business and individual goals.

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Equity Awards. At management’s discretion, portfolio managers may receive options for common shares of Sun Life Financial, the ultimate parent company of the adviser, and may receive participation units in restricted share unit and performance share unit plans. The extent to which these forms of long term incentive compensation are available varies from year to year.

Steps Taken by Sun Capital to Address Potential Conflicts. The adviser may manage numerous accounts with similar or identical investment objectives or may manage accounts with different objectives that may trade in the same securities. Despite such similarities, portfolio decisions will differ from client to client. The adviser will not necessarily purchase or sell the same securities at the same time or in the same proportionate amounts for all eligible clients. Further, in many instances, such as purchases of private placements or oversubscribed public offerings, it may not be possible or feasible to allocate a transaction pro rata to all eligible clients. Therefore, not all clients will necessarily participate in the same investment opportunities or participate on the same basis. In addition, Sun Life Financial proprietary accounts and pooled vehicles, such as pension plans, in which the adviser’s personnel have a beneficial interest, may buy or sell the same securities that the adviser recommends to its clients.

It is the adviser’s policy to manage all its client accounts fairly and in good faith, and to seek best execution for all transactions. Consistent with this policy, the adviser has adopted policies and procedures, including brokerage and allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the adviser monitors a variety of areas, including compliance with fund investment guidelines, the allocation of IPOs, and compliance with the adviser’s Code of Ethics.

The adviser has also adopted policies and procedures relating to the aggregation of trade orders and allocation of investment opportunities when trade orders are not completely filled. The adviser may, but need not, aggregate or “bunch” orders for accounts for which it has investment discretion in circumstances in which the adviser believes that bunching will result in a more favorable overall execution. The adviser may bunch a client’s trades with trades of other clients and with trades of Sun Life Financial proprietary accounts and pooled vehicles in which the adviser’s personnel have a beneficial interest. In those instances where aggregated orders are not completely filled, the adviser will generally allocate the order among participating accounts pro rata on the basis of order size. In allocating investments among various clients (including in what sequence orders for trades are placed), however, it is the adviser’s policy to allocate investment opportunities on a basis that the adviser in good faith believes is fair and equitable to each client over time.

The adviser has adopted policies and procedures relating to the selection of broker-dealers to execute trades for client accounts. The adviser’s primary objective in the selection of broker-dealers is to obtain the best combination of price and execution under the

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particular circumstances. The adviser periodically reviews brokerage placement and the reasonableness of commissions and conducts an annual review of brokerage policies and practices.

The adviser, its affiliated entities and their respective personnel may invest for their own accounts in securities that the adviser recommends to, or purchases or sells for, the adviser’s clients. The adviser has adopted a Code of Ethics that governs the conduct and reporting of personal securities transactions by its access persons. The Code of Ethics is designed to minimize conflicts with transactions and recommendations made for or on behalf of clients.

Other Accounts Managed by Portfolio Managers – AllianceBernstein L.P. (“AllianceBernstein”). The table below provides information as of December 31, 2011 concerning other accounts managed by the persons employed by AllianceBernstein who are primarily responsible for the day-to-day management of the portfolio of SC AllianceBernstein International Value Fund.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Sharon E. Fay
Other Registered Investment Companies	161	$24.8
Other Pooled Vehicles	266	$11.2
Other Accounts	30,569	$44.8
Kevin F. Simms
Other Registered Investment Companies	210	$24.7
Other Pooled Vehicles	315	$9.7
Other Accounts	30,525	$41.9
Takeo Aso
Other Registered Investment Companies	79	$10.1
Other Pooled Vehicles	162	$6.6
Other Accounts	192	$10.4
Avi Lavi
Other Registered Investment Companies	78	$9.9
Other Pooled Vehicles	153	$4.8
Other Accounts	175	$19.8

Performance fees – AllianceBernstein. AllianceBernstein receives a fee based upon the performance of certain fee accounts managed by Sharon E. Fay, Kevin F. Simms, Takeo Aso and Avi Lavi, as shown in the table provided below, as of December 31, 2011.

Manager	Total # of Performance-based Fee Accounts	Total Assets Under Management (in billions)
Sharon E. Fay
Other Registered Investment Companies	3	$5.3
Other Pooled Vehicles	11	$1.0
Other Accounts	32	$4.6
Kevin F. Simms
Other Registered Investment Companies	3	$5.3
Other Pooled Vehicles	7	$0.8
Other Accounts	24	$3.9
Takeo Aso
Other Registered Investment Companies	2	$2.0
Other Pooled Vehicles	5	$0.5
Other Accounts	15	$2.3
Avi Lavi
Other Registered Investment Companies	2	$2.0
Other Pooled Vehicles	4	$0.3
Other Accounts	14	$2.0

Compensation – AllianceBernstein. AllianceBernstein portfolio managers do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. AllianceBernstein portfolio managers’ annual compensation is comprised of the following:

Fixed base salary. This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

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Discretionary incentive compensation in the form of an annual cash bonus. AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals including portfolio managers. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of a portfolio manager’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results, and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of a portfolio manager’s compensation, and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as: the complexity and risk of investment strategies involved in the style or type of assets managed by the portfolio manager; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

Discretionary incentive compensation in the form of awards under AllianceBernstein’s Incentive Compensation Awards Plan (“deferred awards”). AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. Deferred awards, which are in the form of AllianceBernstein’s publicly traded units or deferred cash, vest over a four-year period and may be forfeited if the employee resigns.

Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan. The contributions are based on AllianceBernstein’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Steps taken by AllianceBernstein to Address Potential Conflicts. As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. AllianceBernstein recognizes that conflicts of interest are inherent in its business and accordingly has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. AllianceBernstein places the interests of its clients first and expects all of its employees to meet their fiduciary duties.

Employee Personal Trading. AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 90-day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities.

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Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Other Accounts Managed by Portfolio Managers – BlackRock Financial Management, Inc. (“BlackRock”). The table below provides information as of December 31, 2011 concerning other accounts managed by the persons employed by BlackRock who are primarily responsible for the day-to-day management of the portfolio of SC BlackRock Inflation Protected Bond Fund.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Martin Hegarty
Other Registered Investment Companies	8	$7.76
Other Pooled Vehicles	3	$0.40
Other Accounts	35	$15.74
Brian Weinstein
Other Registered Investment Companies	13	$9.39
Other Pooled Vehicles	23	$7.93
Other Accounts	187	$78.41

Performance fees – BlackRock. BlackRock receives a fee based upon the performance of certain fee accounts managed by Brian Weinstein, as shown in the table provided below, as of December 31, 2011.

Manager	Total # of Performance-based Fee Accounts	Total Assets Under Management (in billions)
Martin Hegarty
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	0	$0
Other Accounts	0	$0
Brian Weinstein
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	0	$0
Other Accounts	7	$2.1

Compensation – BlackRock. BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which

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performance is evaluated. With respect to the portfolio managers, such benchmarks for BlackRock Inflation Protected Bond Fund include the following:

Portfolio Manager	Benchmarks Applicable to Each Manager
Martin Hegarty	A combination of market-based indices (e.g., Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.
Brian Weinstein	A combination of market-based indices (e.g., Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, aligh their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. Messrs. Hegarty and Weinstein have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of BlackRock’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Hegarty and Weinstein have each participated in the deferred compensation program.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Steps taken by BlackRock to Address Potential Conflicts. BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the fund. In this connection, it should be noted that Mr. Weinstein currently manages certain accounts that are subject to performance fees. In addition, Messrs. Hegarty and Weinstein assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be

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voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Other Accounts Managed by Portfolio Managers – BlackRock Investment Management, LLC (“BIM”). The table below provides information as of December 31, 2011 concerning other accounts managed by the persons employed by BIM who are primarily responsible for the day-to-day management of the portfolios of SC BlackRock International Index Fund, SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Christopher Bliss
Other Registered Investment Companies	61	$41.78
Other Pooled Vehicles	195	$408.2
Other Accounts	91	$221.9
Edward Corallo
Other Registered Investment Companies	61	$41.78
Other Pooled Vehicles	169	$347.9
Other Accounts	85	$217.7
Greg Savage (SC BlackRock International Index Fund only)
Other Registered Investment Companies	216	$314.8
Other Pooled Vehicles	43	$45.2
Other Accounts	1	$0.004

Performance fees – BIM. The BIM portfolio managers receive a fee based upon the performance of certain fee accounts, as shown in the table provided below, as of December 31, 2011.

Manager	Total # of Performance-based Fee Accounts	Total Assets Under Management (in billions)
Christopher Bliss
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	2	$0.884
Other Accounts	0	$0
Edward Corallo
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	2	$0.884
Other Accounts	0	$0
Greg Savage (SC BlackRock International Index Fund only)
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	0	$0
Other Accounts	0	$0

Compensation – BIM. BIM’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus and participation in various benefits programs. In addition, a portfolio manager may have been paid a signing bonus or awarded sign-on equity in connection with initiation of employment with BIM.

Base Compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BIM may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BIM, the investment performance,

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including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BIM.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BIM’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, aligh their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock.

Steps taken by BIM to Address Potential Conflicts. BIM has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BIM has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BIM furnishes investment management and advisory services to numerous clients in addition to the fund, and BIM may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BIM, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the fund. In addition, BIM, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BIM recommends to the fund. BIM, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the fund by BIM with respect to the same securities. Moreover, BIM may refrain from rendering any advice or services concerning securities of companies of which any of BIM’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BIM or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the fund. In this connection, it should be noted that a portfolio manager may manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BIM owes a duty of loyalty to its clients and must treat each client fairly. When BIM purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BIM attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BIM has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BIM with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Other Accounts Managed by Portfolio Managers – Columbia Management Investment Advisers, LLC. (“Columbia”). The table below provides information as of December 31, 2011 concerning other accounts managed by the persons employed by Columbia who are primarily responsible for the day-to-day management of the portfolio of SC Columbia Small Cap Value Fund.

Manager	Total # of Accounts	Total Assets Under Management (in millions)
Stephen D. Barbaro
Other Registered Investment Companies	3	$2,200
Other Pooled Vehicles	1	$30
Other Accounts	18	$66
John S. Barrett
Other Registered Investment Companies	3	$2,200
Other Pooled Vehicles	1	$30
Other Accounts	14	$62
Jeremy H. Javidi
Other Registered Investment Companies	3	$2,200
Other Pooled Vehicles	1	$30
Other Accounts	17	$62

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Performance Fees – Columbia. The Columbia portfolio managers did not manage any accounts with a performance-based fee as of December 31, 2011.

Compensation – Columbia. The subadviser’s portfolio managers typically receive their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds (a family of proprietary mutual funds advised by Columbia) in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the subadviser generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to relevant benchmarks (Russell 2000 Value Index) and peer groups (Lipper Small-Cap Value Funds Classification), emphasizing the portfolio manager’s three and five year performance. The subadviser also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance. The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the subadviser’s profitability for the year, which is largely determined by assets under management.

Steps taken by Columbia to Address Potential Conflicts. Like other investment professionals with multiple clients, a portfolio manager may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The subadviser has adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the subadviser’s Code of Ethics and certain limited exceptions, the subadviser’s investment professionals do not have the opportunity to invest in client accounts, other than the funds that they manage. Similarly, the benchmarks and peer groups described above under “Compensation – Columbia” may give rise to similar potential conflicts of interest to the extent that a portfolio manager may have an incentive to favor or devote more effort in managing accounts that affect his or her overall compensation.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the fund. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the fund and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for the fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the fund as well as other accounts, the subadviser’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by the fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The subadviser has adopted compliance procedures that provide that any transactions between the fund and another account managed by the subadviser are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for the fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for the

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fund, even though it could have been bought or sold for the fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the fund.

In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Exchange Act, which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Columbia or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of the funds and/or accounts that provide greater overall returns to Columbia and its affiliates.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the fund may arise from the financial services activities of Ameriprise Financial, Inc. and its affiliates, including the investment advisory/management services it provides for clients and customers other than the fund. In this regard, Ameriprise Financial, Inc. is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of Columbia, including, among others, banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial, Inc. and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the fund. Regulatory restrictions applicable to Columbia and its affiliates may limit Columbia’s investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Columbia and its affiliates also may be restricted in the securities that can be bought or sold for their clients because of the relationships Ameriprise Financial, Inc. and its affiliates have with the issuers of securities.

Part 1A of Columbia’s Form ADV, which it must file the SEC as an investment adviser registered under the Advisers Act, provides information about Columbia’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Portfolio managers may also face other potential conflicts of interest in managing the fund and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. In addition, portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above.

Other Accounts Managed by Portfolio Managers—Davis Selected Advisers, L.P. (“Davis Advisors”). The table below provides information as of December 31, 2011 concerning other accounts managed by the persons employed by Davis Advisors who are primarily responsible for the day-to-day management of the portfolio of SC Davis Venture Value Fund.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Christopher C. Davis
Other Registered Investment Companies	24	$43.8
Other Pooled Vehicles	13	$1.2
Other Accounts	85	$6.6
Kenneth C. Feinberg
Other Registered Investment Companies	22	$43.7
Other Pooled Vehicles	9	$1.0
Other Accounts	75	$6.2

*	Managed money/wrap accounts have been counted at the sponsor level.

Performance Fees—Davis Advisors. The Davis Advisors portfolio managers do not manage any account with a performance-based fee.

Compensation—Davis Advisors. Davis Advisors portfolio managers are provided benefits packages including life insurance, health insurance, and participation in a company 401(k) plan comparable to that received by other company employees.

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Christopher C. Davis’ annual compensation as an employee of Davis Advisors consists of a base salary.

Kenneth C. Feinberg’s compensation as a Davis Advisors employee consists of: (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors’ profits, (iii) awards of equity (“Units”) in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee’s name based on fund performance, after expenses on a pre-tax basis, versus the S&P 500 Index, and versus peer groups as defined by Morningstar or Lipper.

Steps Taken by Davis Advisors to Address Potential Conflicts of Interest.

•

The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

•

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

•

With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place orders for separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

•

Finally, substantial investment of Davis Advisors or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time.

Other Accounts Managed by Portfolio Managers—Goldman Sachs Asset Management, L.P. (“GSAM”). The table below provides information as of December 31, 2011 concerning other accounts managed by the persons who are employed by GSAM who are primarily responsible for the day-to-day management of the portfolio of SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Ronald Hua (SC Goldman Sachs Mid Cap Value Fund)
Other Registered Investment Companies	35	$10.7
Other Pooled Vehicles	59	$5.8
Other Accounts	1,216	$30.8
Len Ioffe (SC Goldman Sachs Mid Cap Value Fund)
Other Registered Investment Companies	35	$10.7
Other Pooled Vehicles	59	$5.8
Other Accounts	1,216	$30.8
James P. McCarthy (SC Goldman Sachs Short Duration Fund)
Other Registered Investment Companies	16	$140.2
Other Pooled Vehicles	44	$81.6
Other Accounts	136	$49.1
David Fishman (SC Goldman Sachs Short Duration Fund)
Other Registered Investment Companies	16	$140.2
Other Pooled Vehicles	44	$81.6
Other Accounts	136	$49.1

Performance Fees—GSAM. The GSAM portfolio managers manage certain accounts with a performance-based fee as set forth in the table below:

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Manager	Total # of Accounts	Total Assets Under Management (in billions)
Ronald Hua (SC Goldman Sachs Mid Cap Value Fund)
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	5	$0.4
Other Accounts	27	$7.5
Len Ioffe (SC Goldman Sachs Mid Cap Value Fund)
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	5	$0.4
Other Accounts	27	$7.5
James P. McCarthy (SC Goldman Sachs Short Duration Fund)
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	0	$0
Other Accounts	3	$2.7
David Fishman (SC Goldman Sachs Short Duration Fund)
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	0	$0
Other Accounts	3	$2.7

The information is as of December 31, 2011. The category “Other Registered Investment Companies” includes only U.S. registered mutual funds and subadvised funds. The category “Other Pooled Vehicles” includes offshore mutual funds, offshore subadvised funds, alternative investments and commingled funds. The category “Other Accounts” includes separate accounts (both institutional and retail).

Compensation — GSAM.

SC Goldman Sachs Mid Cap Value Fund. Compensation for GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager's individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-3- and 5-year time horizons.

The benchmark for the SCSM Goldman Sachs Mid Cap Value Fund is: Russell Midcap® Value Index

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation; and (2) teamwork; and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation—In addition to base salary and year-end discretionary variable compensation, the firm has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

SC Goldman Sachs Short Duration Fund. Compensation for GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager's individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-3- and 5-year time horizons.

The benchmark for the SCSM Goldman Sachs Short Duration Fund is: Barclays Capital 1-3 Year U.S. Government/Credit Index

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The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation. In addition to base salary and year-end discretionary variable compensation, the firm has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Steps Taken by GSAM to Address Potential Conflicts of Interest. The involvement of GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund or limit the Fund’s investment activities. Goldman Sachs is a worldwide full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments, and high-net-worth individuals. As such, it acts as an investment banker, research provider, investment manager, financier, advisor, market maker, prime broker, derivatives dealer, lender, counterparty, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers, and has other direct and indirect interests, in the global fixed income, currency, commodity, equities, bank loan and other markets and the securities and issuers in which the Fund may directly and indirectly invest. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. GSAM and/or certain of its affiliates are the managers of the Goldman Sachs Funds. GSAM and its affiliates earn fees from this and other relationships with the Fund. Although these fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, the Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by GSAM take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund. Transactions by one or more Goldman Sachs–advised clients or GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Fund, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants and others who recommend the Fund or who engage in transactions with or for the Fund.

Other Accounts Managed by Portfolio Managers – Ibbotson Associates, Inc. (“Ibbotson”). The table below provides information as of December 31, 2011 concerning other accounts managed by the persons employed by Ibbotson who are primarily responsible for the day-to-day management of the portfolio of SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, SC Ibbotson Growth Fund and SC Ibbotson Tactical Opportunities Fund.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Peng Chen
Other Registered Investment Companies	19	$2.97
Other Pooled Vehicles	0	$0
Other Accounts	657,077	$60.44
Scott Wentsel
Other Registered Investment Companies	19	$2.97
Other Pooled Vehicles	0	$0
Other Accounts	154	$42.40

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John Thompson
Other Registered Investment Companies	4	$0.19
Other Pooled Vehicles	0	$0
Other Accounts	154	$42.40
Cindy Galiano
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	0	$0
Other Accounts	60	$2.21
Jared Watts (SC Ibbotson Tactical Opportunities Fund only)
Other Registered Investment Companies	5	$0.45
Other Pooled Vehicles	0	$0
Other Accounts	17	$1.63

Performance fees – Ibbotson. The Ibbotson portfolio managers do not manage any account with a performance-based fee.

Compensation – Ibbotson. Ibbotson portfolio managers are compensated with a salary plus a discretionary annual bonus based on management goals and the overall financial performance of Ibbotson. Ibbotson portfolio managers also are eligible for customary benefits and programs offered generally to Ibbotson employees, including stock units.

Steps taken by Ibbotson to Address Potential Conflicts. Ibbotson’s policy regarding conflicts of interest is to fully disclose all material facts concerning any conflicts that may arise with respect to any client. At a minimum, conflicts of interests are disclosed in Ibbotson’s Form ADV, Part II as required by the Advisers Act and may be disclosed in Ibbotson’s marketing materials and/or verbal communications with clients or prospective clients.

Employees are required to promptly report any situation or transaction they believe involves an actual or potential conflict of interest to the Chief Compliance Officer and are strictly prohibited from using knowledge they may have about pending or currently considered securities transactions for clients to profit personally either directly or indirectly, including by purchasing or selling such securities.

To avoid conflicts of interest, Ibbotson will not accept any financial incentives or engage in revenue sharing with broker-dealers or other financial intermediaries. Ibbotson has also established specific written policies and procedures to help ensure that its research, recommendations, and relationships remain independent and objective. In addition, Ibbotson requires all employees to adhere to its Code of Ethics and Securities Trading Policy.

Other Accounts Managed by Portfolio Managers – Invesco Advisers, Inc. (“Invesco”). The table below provides information as of December 31, 2011 concerning other accounts managed by the persons employed by Invesco who are primarily responsible for the day-to-day management of the portfolio of SC Invesco Small Cap Growth Fund.

Manager	Total # of Accounts	Total Assets Under Management (in millions)
Juliet Ellis
Other Registered Investment Companies	13	$5,391.4
Other Pooled Vehicles	1	$506.1
Other Accounts	1	$55.6
Juan Hartsfield
Other Registered Investment Companies	15	$5,723.5
Other Pooled Vehicles	2	$530.9
Other Accounts	1	$55.6
Clay Manley
Other Registered Investment Companies	6	$3,684.1
Other Pooled Vehicles	0	$0
Other Accounts	1	$55.6

Performance fees – Invesco. The Invesco portfolio managers do not manage any account with a performance-based fee.

Compensation – Invesco. Invesco seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive fund performance. Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following three elements:

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Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, Invesco’s intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of Invesco, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for Invesco’s investment centers. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as compared to the performance of the relevant fund peer group. Comparisons are made on a rolling one-, three- and five-year basis as of each calendar year end. Portfolio managers may be granted a short-term award that vests on a prorate basis over a four-year period and final payments are based on the performance of eligible funds selected by the manager at the time the award is granted.

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in a low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

Equity-Based Compensation. Portfolio managers may be granted an award that allows them to select receipt of shares of certain Invesco Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

Steps taken by Invesco to Address Potential Conflicts.

•

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Invesco seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Invesco and the funds have adopted procedures for allocating portfolio transactions across multiple accounts.

•

Invesco determines which broker to use to execute each order for securities transactions for the fund, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as subadviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

•

Finally, the appearance of a conflict of interest may arise where Invesco has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts for which a portfolio manager has day-to-day management responsibilities.

Invesco and the funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Other Accounts Managed by Portfolio Managers—Lord, Abbett & Co. LLC. (“Lord Abbett”). The table below provides information as of December 31, 2011 concerning other accounts managed by the person employed by Lord Abbett who is primarily responsible for the day-to-day management of the portfolio of SC Lord Abbett Growth & Income Fund.

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Manager	Total # of Accounts	Total Assets Under Management (in millions)
Robert P. Fetch
Other Registered Investment Companies	10	$9,969.5
Other Pooled Vehicles	4	$508.5
Other Accounts	446	$2,904.2	*

*	Does not include $172.5 million for which Lord Abbett provides investment models to managed account sponsors.

Performance Fees—Lord Abbett. The Lord Abbett portfolio manager, Robert P. Fetch, participates in the management of 2 accounts for which he receives a performance-based fee. These accounts had total assets of approximately $521.8 million as of December 31, 2011.

Manager	Total # of Performance-based Fee Accounts	Total Assets Under Management (in millions)
Robert P. Fetch
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	0	$0
Other Accounts	2	$521.8

Compensation—Lord Abbett. When used in this section, the term “Fund” refers to the SC Lord Abbett Growth & Income Fund, as well as any other registered investment companies, pooled investment vehicles and accounts managed by a portfolio manager. Each portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions. The level of base compensation takes into account the portfolio manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of overall compensation, are determined after an evaluation of various factors. These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the Fund returns and similar factors. In considering the portfolio manager’s investment results, Lord Abbett’s senior management may evaluate the Fund’s performance against one or more benchmarks from among the Fund’s primary benchmark and any supplemental benchmarks as disclosed in the prospectus, indexes disclosed as performance benchmarks by the portfolio manager’s other accounts, and other indexes within the one or more of the Fund’s peer group maintained by rating agencies, as well as the Fund’s peer group. In particular, investment results are evaluated based on an assessment of the portfolio manager’s three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager’s assets under management, the revenues generated by those assets, or the profitability of the portfolio manager’s team. Lord Abbett does not manage hedge funds. In addition, Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their Fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager’s profit-sharing account are based on a percentage of the portfolio manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Steps Taken by Lord Abbett to Address Potential Conflicts of Interest. Conflicts of interest may arise in connection with the portfolio manager’s management of the investments of the Fund and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Fund and other accounts with similar investment objectives and policies. A portfolio manager potentially could use information concerning the Fund’s transactions to the advantage of other accounts and to the detriment of the Fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Fund. Moreover, Lord Abbett’s Insider Trading and Receipt of Material Non-Public Information Policy and Procedure sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with each portfolio manager’s management of the investments of the Fund and the investments of the other accounts referenced in the table above.

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Other Accounts Managed by Portfolio Managers—Massachusetts Financial Services Company. (“MFS”). The table below provides information as of December 31, 2011 concerning other accounts managed by the person employed by MFS who is primarily responsible for the day-to-day management of the portfolio of Sun Capital Global Real Estate Fund.

Manager	Total # of Accounts	Total Assets Under Management (in millions)
Richard R. Gable
Other Registered Investment Companies	2	$887
Other Pooled Vehicles	0	$0
Other Accounts	0	$0

Performance Fees—MFS. The MFS portfolio manager does not manage any account with a performance-based fee.

Compensation—MFS. Portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2011, the following benchmark was used to measure performance: FTSE EPRA/NAREIT Developed Index. Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Steps Taken by MFS to Address Potential Conflicts of Interest. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

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Other Accounts Managed by Portfolio Managers—Pacific Investment Management Company, LLC (“PIMCO”). The table below provides information as of December 31, 2011 concerning other accounts managed by Andrew Jessop of PIMCO, who is primarily responsible for the day-to-day management of the portfolio of SC PIMCO High Yield Fund, and William H. Gross who is primarily responsible at PIMCO for the day-to-day management of the portfolio of SC PIMCO Total Return Fund.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Andrew Jessop (SC PIMCO High Yield Fund)
Other Registered Investment Companies	4	$16.4
Other Pooled Vehicles	15	$15.1
Other Accounts	15	$3.1
William H. Gross (SC PIMCO Total Return Fund)
Other Registered Investment Companies	42	$357.1
Other Pooled Vehicles	32	$37.2
Other Accounts	69	$36.3

Performance Fees—PIMCO. PIMCO receives a fee based upon the performance of certain fee accounts managed by Andrew Jessop and William H. Gross, as shown in the table provided below, as of December 31, 2011.

Manager	Total # of Performance-based Fee Accounts	Total Assets Under Management (in billions)
Andrew Jessop (SC PIMCO High Yield Fund)
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	7	$3.2
Other Accounts	18	$8.4
William H. Gross (SC PIMCO Total Return Fund)
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	7	$3.2
Other Accounts	18	$8.4

Compensation—PIMCO. PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, discretionary performance bonus, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

The Total Compensation Plan consists of three components:

•

Base Salary - Base salary is determined based on core job responsibilities, market factors and internal equity. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or a significant change in the market. Base salary is paid in regular installments throughout the year and payment dates are in line with local practice.

•

Performance Bonus - Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of the group or department success. Achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of the Compensation Committee’s bonus decision process. Final award amounts are determined at the discretion of the Compensation Committee and will also consider firm performance.

•

Equity or Long Term Incentive Compensation - Equity allows certain professionals to participate in the long-term growth of the firm. The M unit program provides for annual option grants which vest over a number of years and may convert into PIMCO equity that shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Option awards may represent a significant portion of individual’s total compensation.

In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or

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depreciate based upon the performance of PIMCO’s parent company, Allianz Asset Management, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Asset Management’s profit growth and PIMCO’s profit growth.

Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

•

3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Portfolios) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm.

Steps Taken by PIMCO to Address Potential Conflicts of Interest. The investments of a Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting a Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may

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avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting a Fund’s investment opportunities.

Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Fund. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between a Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Fund.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

Other Accounts Managed by Portfolio Managers—Wellington Management Company, LLP (“Wellington Management”). The table below provides information as of December 31, 2011 concerning other accounts managed by Philip W. Ruedi, Mark A. Whitaker and Paul E. Marrkand of Wellington Management who are primarily responsible for the day-to-day management of the portfolios as indicated in the chart below.

Manager	Total # of Accounts	Total Assets Under Management (in millions)
Philip W. Ruedi (SC WMC Blue Chip Mid Cap Fund)
Other Registered Investment Companies	3	$4,588.4
Other Pooled Vehicles	6	$1,048.6
Other Accounts	35	$3,100.8
Mark A. Whitaker (SC WMC Blue Chip Mid Cap Fund)
Other Registered Investment Companies	8	$4,817.0
Other Pooled Vehicles	6	$1,048.6
Other Accounts	35	$3,100.8
Paul E. Marrkand (SC WMC Large Cap Growth Fund)
Other Registered Investment Companies	13	$9,632.8
Other Pooled Vehicles	8	$1,140.1
Other Accounts	9	$1,391.3

Performance Fees—Wellington Management. Wellington Management receives a fee based upon the performance of certain fee accounts managed by Philip W. Ruedi, Mark A. Whitaker and Paul E. Marrkand, as shown in the table provided below, as of December 31, 2011.

Manager	Total # of Performance-based Fee Accounts	Total Assets Under Management (in millions)
Philip W. Ruedi (SC WMC Blue Chip Mid Cap Fund)
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	0	$0
Other Accounts	1	$21.86
Mark A. Whitaker (SC WMC Blue Chip Mid Cap Fund)
Other Registered Investment Companies	0	$0
Other Pooled Vehicles	0	$0
Other Accounts	1	$21.86
Paul E. Marrkand (SC WMC Large Cap Growth Fund)
Other Registered Investment Companies	1	$3,694.6
Other Pooled Vehicles	0	$0
Other Accounts	0	$0

Compensation—Wellington Management. Wellington Management receives a fee based on the assets under management of each Fund as set forth in the Investment Advisory Agreements by and among Wellington Management, Sun Capital, and the Trust on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Fund. The following information is as of December 31, 2011.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each

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Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner of Wellington Management is generally a fixed amount that is determined by the Managing Partners of the firm. The base salary for the other Portfolio Manager is determined by the Portfolio Manager‘s experience and performance in his role as a Portfolio Manager. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Portfolio Manager‘s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Each Portfolio Manager’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the Fund managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Managers, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Marrkand and Ruedi are partners of the firm.

Fund	Benchmark Index and/or Peer Group for Incentive Period
SC WMC Blue Chip Mid Cap Fund	S&P MidCap 400 Index (50%) and the Lipper Mid Cap Core (50%)
SC WMC Large Cap Growth Fund	Russell 1000 Growth Index (50%) and the Lipper Large Cap Growth (50%)

Steps Taken by Wellington Management to Address Potential Conflicts of Interest. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund. The Portfolio Managers make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the relevant Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does

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periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

All Funds: Share Ownership by Portfolio Managers. Each of the funds, other than the SC Ibbotson Tactical Opportunities Fund, sells its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The SC Ibbotson Tactical Opportunities Fund sells its shares directly to other funds. Shares of the funds are not available directly to the general public or to any individual investor. As of the date of this SAI, none of the portfolio managers beneficially owned shares of any fund.

PRINCIPAL UNDERWRITER AND DISTRIBUTION PLAN

Principal Underwriter. Clarendon Insurance Agency, Inc. (“Clarendon”), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, is the principal underwriter and general distributor for the Trust in connection with the continuous offering of its shares. Clarendon, a registered broker-dealer, also acts as principal underwriter for variable annuities and variable life insurance issued by Sun Life Assurance Company of Canada (U.S.) (“Sun Life U.S.”) and affiliated insurance companies. Clarendon is a wholly-owned subsidiary of Sun Life U.S., which is an indirect subsidiary of Sun Life Financial.

The funds have entered into an underwriting agreement with Clarendon pursuant to which Clarendon agrees to serve as principal underwriter for the distribution of fund shares. The underwriting agreement provides that Clarendon will bear all of the expenses it incurs in connection with the distribution of the funds’ shares, and that Clarendon will receive distribution and service fees from the Trust pursuant to a distribution plan for the Service Class shares of the Trust (discussed below).

The underwriting agreement was approved by the trustees to be effective on February 1, 2004 (or, in the case of those funds for which operations have not yet commenced, upon commencement of operations), and will remain in effect from year to year for each fund if approved by the vote either of the fund’s shareholders or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or “interested persons” of any such party, cast at a meeting called for such purposes. The underwriting agreement may be terminated with respect to any fund on 60 days’ written notice, without payment of any penalty, by the board of trustees of the Trust, by a vote of a majority of the outstanding shares of the relevant fund or by Clarendon.

Distribution and Service Plan (Service Class only). The Trust has adopted a plan of distribution and service pursuant to Rule 12b-1 under the 1940 Act with respect to its Service Class shares (the “Plan”), pursuant to which distribution and service fees are paid to Clarendon. Because the fees are paid out of each funds’ assets attributable to its Service Class shares on an on-going basis, over time these fees will increase the cost of an investor’s investment in Service Class shares and may cost the investor more than paying other types of sales charges.

Pursuant to the Plan, the Trust pays Clarendon to finance any activity primarily intended to result in the sale of Service Class shares, provided the categories of expenses are approved by the board of trustees. The board of trustees has approved the following categories of expenses in respect of which compensation may be paid under the Plan:

•

compensation to and expenses (including overhead, travel and telephone expenses) of Clarendon and any of its affiliates and any of their respective officers, sales representatives and employees who engage in the distribution of Service Class shares;

•

printing and mailing of prospectuses, statements of additional information and reports for other than existing holders of variable annuity or variable life insurance contracts investing indirectly in Service Class shares (“Variable Contracts”);

•

compensation (including incentive compensation) to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts;

•

expenses relating to the development, preparation, printing and mailing of Trust advertisements, sales literature and other promotional materials describing and/or relating to the Trust Service Class shares;

•	expenses of holding seminars and sales meetings designed to promote the distribution of Trust Service Class shares;

•

expenses of obtaining information and providing explanations to Variable Contract owners regarding Trust investment objectives and policies and other information about the Trust and its series, including the performance of the series;

•	expenses of training sales personnel regarding the Trust Service Class shares;

•	expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Trust Service Class shares; and

•	expenses of personal services and/or maintenance of Variable Contract owner accounts with respect to Trust Service Class shares attributable to such accounts.

The Plan is of a type commonly known as a “compensation” plan. The fees of the Trust payable to Clarendon pursuant to the Plan are accrued daily at a rate with respect to each fund which may not exceed 0.25% of the fund’s average daily net assets attributable to Service Class shares regardless of the level of expenses actually incurred by Clarendon or others. Consequently, Clarendon may make a profit under the Plan.

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The Plan was adopted because of its anticipated benefit to the funds. These anticipated benefits include: increased promotion and distribution of each fund’s shares, an enhancement in each fund’s ability to maintain accounts and improve asset retention, increased stability of net assets for the funds, increased stability in each fund’s positions, and greater flexibility in achieving investment objectives.

In accordance with the Plan, Clarendon will provide to the fund for review by the board of trustees a quarterly written report of the amounts expended under the Plan and the purposes for which such expenditures were made. In the board of trustees’ quarterly review of the Plan, they will consider the continued appropriateness and the level of compensation the Plan provides.

Because amounts paid pursuant to the Plan are paid to Clarendon, the funds’ underwriter, Clarendon and its officers, directors and employees may be deemed to have a financial interest in the operation of the Plan. The officers of the Trust, including Messrs. Davis and Donnelly, who also serve as trustees, are employees and officers of affiliates of Clarendon, and thus may be considered to have a direct or indirect financial interest in the Plan. None of the independent trustees has a direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan.

The Plan’s adoption, terms, continuance and termination are governed by Rule 12b-1 under the 1940 Act. The Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the fund or class of shares affected thereby. Any material amendment to the Plan must also be approved by the trustees in the manner provided in Rule 12b-1.

For the fiscal year ending December 31, 2011, the Trust paid $12,829,732 to Clarendon under the Plan. The Plan was approved by the board of trustees effective February 1, 2004, with respect to the funds of the Trust in existence on that date, and effective at the commencement of operations for each fund established after that date. None of the funds have paid any underwriting commissions in any of the last three fiscal years. Of the amount paid to Clarendon under the Plan in the fiscal year ending December 31, 2011, no portion was retained by Clarendon. Pursuant to Servicing Agreements, Clarendon paid 100% of the amount it received under the Plan to affiliated insurance company service providers as compensatory payments for any type of services permitted under the Plan.

INFORMATION ABOUT THE TRUST’S HISTORY AND ORGANIZATION

Description of the Trust’s Shares. The Trust is an open-end management investment company. Each fund of the Trust discussed herein is diversified, except SC BlackRock Inflation Protected Bond Fund and Sun Capital Global Real Estate Fund which are not diversified. The Trust is a statutory trust organized under Delaware law. The trustees are responsible for the management and supervision of the funds. The declaration of trust, dated July 13, 1998, as amended, permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of the funds, without par value. Under the declaration of trust, the trustees have the authority to create and classify shares of beneficial interest in separate funds, without further action by shareholders. As of the date of this SAI, the trustees have authorized 22 funds. Additional funds may be added in the future. The declaration of trust also authorizes the trustees to classify and reclassify the shares of the funds, or any other funds of the Trust, into one or more classes. Pursuant thereto, the trustees have authorized the issuance of two classes of shares of the Trust, designated as Initial Class shares and Service Class shares.

Each share of a class of a fund represents an equal proportionate interest in the assets belonging to that fund. When issued, shares are fully paid and nonassessable. In the event of liquidation of a fund, shareholders of each class of the fund are entitled to share pro rata in the net assets of the fund available for distribution to such shareholders. The Trust reserves the right to create and issue additional funds or classes of shares, in which case the shares of each class of a fund would participate equally in the earnings, dividends and assets allocable to that class of the particular fund. Shares of a fund are freely transferable and have no preemptive, subscription or conversion rights.

The shares of each class of a fund represent an interest in the same portfolio of investments of a fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution fees and may bear other expenses properly attributable to the particular class. Service Class shareholders of a fund have exclusive voting rights with respect to the Rule 12b-1 Plan adopted by holders of those shares in connection with the distribution of shares.

In accordance with the provisions of the declaration of trust, the trustees initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The trustees may determine in the alternative, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

As of December 31, 2011, 100% of the outstanding voting securities of the funds were owned by: (i) a separate account of Sun Life U.S. or Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”); (ii) the general account of Sun Life Assurance Company of Canada (“SLOC”); or (iii) one of the trust’s three fund of funds: SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund or SC Ibbotson Growth Fund. The percentages owned by each owner are set forth in the table below. Based on these percentages, the SC Ibbotson Balanced Fund is presumed to control SC AllianceBernstein International Value Fund, SC BlackRock International Index Fund, SC BlackRock Large Cap Index Fund, SC Columbia Small Cap Value Fund, SC Invesco Small Cap Growth Fund, SC WMC Blue Chip Mid Cap Fund, SC WMC Large Cap Growth Fund, Sun Capital Investment Grade Bond

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Fund, SC PIMCO High Yield Fund and SC Ibbotson Tactical Opportunities Fund; SC Ibbotson Conservative Fund is presumed to control the SC AllianceBernstein International Value Fund; and Sun Life U.S. is presumed to control all funds except for SC AllianceBernstein International Value Fund, SC BlackRock International Index Fund, SC BlackRock Large Cap Index Fund, SC Columbia Small Cap Value Fund, SC WMC Large Cap Growth Fund and SC Ibbotson Tactical Opportunities Fund. In addition, because Sun Life U.S. is presumed to control SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, Sun Life U.S. is also presumed to control – indirectly – SC AllianceBernstein International Value Fund, SC BlackRock International Index Fund, SC BlackRock Large Cap Index Fund, SC Columbia Small Cap Value Fund, SC Invesco Small Cap Growth Fund, SC WMC Blue Chip Mid Cap Fund, SC WMC Large Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC BlackRock Inflation Protected Bond Fund, SC PIMCO High Yield Fund and SC Ibbotson Tactical Opportunities Fund.

	Percentage of Outstanding Voting Securities Owned
Fund	Sun Life U.S.	Sun Life (N.Y.)	SLOC	SC Ibbotson Balanced Fund	SC Ibbotson Conservative Fund	SC Ibbotson Growth Fund
SC Ibbotson Balanced Fund	93.04%	6.96%	0.00%	N/A	N/A	N/A
SC Ibbotson Conservative Fund	94.11%	5.89%	0.00%	N/A	N/A	N/A
SC Ibbotson Growth Fund	92.73%	7.27%	0.00%	N/A	N/A	N/A
SC AllianceBernstein International Value Fund	6.29%	0.28%	0.00%	51.82%	26.24%	15.37%
SC BlackRock International Index Fund	5.96%	0.75%	0.31%	51.34%	19.85%	21.79%
SC BlackRock Large Cap Index Fund	16.63%	1.15%	0.00%	43.62%	19.48%	19.12%
SC BlackRock Small Cap Index Fund	73.96%	4.30%	0.00%	9.89%	5.08%	6.77%
SC Columbia Small Cap Value Fund	20.41%	1.56%	0.00%	42.50%	17.52%	18.01%
SC Davis Venture Value Fund	61.48%	5.06%	0.00%	17.08%	5.59%	10.79%
SC Goldman Sachs Mid Cap Value Fund	51.11%	3.18%	0.00%	24.58%	10.36%	10.77%
SC Invesco Small Cap Growth Fund	29.90%	2.93%	0.00%	43.80%	0.00%	23.37%
SC Lord Abbett Growth & Income Fund	79.10%	5.99%	0.00%	8.18%	4.25%	2.48%
SC WMC Blue Chip Mid Cap Fund	37.43%	1.35%	0.00%	30.45%	15.70%	15.07%
SC WMC Large Cap Growth Fund	18.73%	1.79%	0.00%	41.03%	18.76%	19.69%
Sun Capital Investment Grade Bond Fund	39.27%	2.44%	0.00%	30.42%	22.93%	4.94%
Sun Capital Money Market Fund	95.39%	4.61%	0.00%	0.00%	0.00%	0.00%
SC BlackRock Inflation Protected Bond Fund	48.48%	3.51%	0.00%	23.44%	20.61%	3.96%
SC Goldman Sachs Short Duration Fund	59.43%	4.85%	0.00%	18.55%	15.47%	1.70%
SC PIMCO High Yield Fund	40.91%	1.61%	0.00%	34.13%	23.35%	0.00%
SC PIMCO Total Return Fund	61.58%	5.52%	0.00%	17.30%	11.32%	4.28%
Sun Capital Global Real Estate Fund	69.61%	4.44%	0.00%	19.06%	0.00%	6.89%
SC Ibbotson Tactical Opportunities Fund	0.00%	0.00%	0.00%	64.27%	16.50%	19.23%

Each insurance company is the legal owner of shares attributable to variable annuities and variable life insurance policies issued by its separate accounts, and has the right to vote those shares. Pursuant to the current view of the SEC staff, however, each insurance company will vote the shares held in each separate account registered with the SEC in accordance with instructions received from owners of variable annuities or variable life insurance policies issued by that separate account. As to any shares for which such instructions are not received, the insurance company will vote such shares in the same proportions as the shares for which instructions have been received. In addition, all fund shares held by the general account (or any unregistered separate account for which voting privileges are not extended) of each insurance company will be voted by that insurance company in the same proportion as the aggregate of: (i) the shares for which voting instructions are received, and (ii) the shares that are voted in proportion to such voting instructions are received. Similarly, the adviser will vote all fund shares held by SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund or SC Ibbotson Growth Fund in the same proportion as the aggregate of: (i) the shares for which voting instructions are received by the insurance companies, and (ii) the shares that are voted in proportion to such voting instructions are received.

There is no minimum number of instructions required to be received from the owners of the variable annuities or variable life insurance policies to obtain a quorum or to satisfy the insurance companies’ proportionate voting requirements. Therefore, a small number of voting instructions from the owners of the variable annuities or variable life insurance policies may have a disproportionate impact on the votes.

The rights, if any, of variable contract holders to instruct an insurance company as to how to vote the shares of a fund are governed by the insurance company’s variable contract. For information on the voting rights under a particular variable contract, see the prospectus offering that variable contract.

Because the shares of the SC Ibbotson Tactical Opportunities Fund are offered and sold only to the SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, each a series of the Trust, at any one time one or more of these three funds may own more than 25% of the outstanding shares of the fund. As a result, one or more of these funds, and thus also the adviser

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might be considered to control such a fund. Shares of the fund will be voted by these funds in accordance with procedures approved by the Trustees of the Trust.

Unless otherwise required by the 1940 Act or the declaration of trust, the funds have no intention of holding annual meetings of shareholders. Shareholders may remove a trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares. At any time that less than a majority of the trustees holding office were elected by the shareholders, the trustees will call a special meeting of shareholders for the purpose of electing trustees.

Under Delaware law, shareholders of a Delaware statutory trust are protected from liability for acts or obligations of the trust to the same extent as shareholders of a private, for-profit Delaware corporation. In addition, the declaration of trust expressly provides that the Trust has been organized under Delaware law and that the declaration of trust will be governed by Delaware law. It is possible that the Trust might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the Trust’s shareholders could be subject to personal liability.

To mitigate this risk, the declaration of trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of this disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its trustees, (ii) provides for the indemnification out of Trust or fund property of any shareholders held personally liable for any obligations of the Trust or of the fund and (iii) provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability with respect to a fund is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the fund itself was unable to meet its obligations. In light of the Delaware law, the nature of the Trust business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The declaration of trust further provides that the Trust will indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving the trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the Trust. The declaration of trust does not authorize the Trust or any fund to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

MORE INFORMATION ABOUT HOW THE FUNDS VALUE THEIR SHARES

For purposes of calculating the net asset value (“NAV”) of the shares of the funds, the funds use the following procedures.

The funds generally value equity securities traded on a principal exchange at their last sale price on the day of valuation. The funds generally value equity securities traded on the NASDAQ stock market at the NASDAQ official closing price. The funds generally value equity securities for which no sales are reported on a valuation day, and other securities traded over-the-counter, at the mean between the closing bid and asked prices.

The funds value debt securities on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally use electronic data processing techniques (matrix pricing) to value normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

The funds value short-term debt instruments that have a remaining maturity of 60 days or less at the time of purchase at amortized cost, which approximates market value.

If market quotations are not readily available or if any quotation or market price is believed not to be representative of fair market value, the funds may determine the fair value of any security in good faith in accordance with procedures approved by the trustees.

Sun Capital Money Market Fund utilizes the amortized cost valuation method of valuing portfolio instruments in the absence of extraordinary or unusual circumstances. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the fund. The trustees will from time to time review the extent of any deviation of the net asset value, as determined on the basis of the amortized cost method, from net asset value as determined on the basis of available market quotations. If any deviation occurs that may result in unfairness either to new investors or existing shareholders, the trustees will take such actions as they deem appropriate to eliminate or reduce this unfairness to the extent reasonably practicable. These actions may include selling portfolio instruments prior to maturity to realize gains or losses or to shorten the fund’s average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or using available market quotations to determine net asset value per share.

The funds value foreign securities, if any, on the basis of quotations from the primary market in which they are traded. The fund’s custodian translates assets or liabilities expressed in foreign currencies into U.S. dollars as of the close of the London Stock

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Exchange on the date of determining a fund’s NAV. The funds will use the fair value of the foreign securities, determined in accordance with the fair value procedures adopted by the Trustees, in place of closing market prices to calculate their net asset values if closing quotations are not available or if it is believed that events (including movements in U.S. markets) between the close of the foreign market and the close of regular trading on the NYSE would materially affect the value of some or all of a particular fund's securities. The fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the funds’ net asset values are determined. As a result, at least some of the funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any day these funds calculate their net asset values.

Each fund determines the NAV of each class of its shares each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. eastern time) by dividing the fund’s net assets attributable to each class of shares by the number of shares of such class outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will normally be valued at the prior day’s closing price with the current day’s exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a fund’s NAV is not calculated. Consequently, a fund’s portfolio securities may trade and the NAV of that fund’s shares may be significantly affected on days when a shareholder has no access to that fund.

For each fund other than SC Ibbotson Tactical Opportunities Fund, each participating insurance company receives orders from its variable annuity contract and variable life insurance policy owners to purchase or redeem shares of the funds each business day. That night, all orders received by that insurance company by the close of regular trading on the New York Stock Exchange on that business day are aggregated, and the insurance company transmits to the fund a net purchase or redemption order for shares of one or more funds by 9:30 a.m. on the morning of the next business day. These orders are executed at the NAV that was computed at the close of the previous business day in order to provide a match between the variable contract and policy owners’ orders to the insurance companies and the insurance companies’ orders to a fund. If an insurance company transmits orders to a fund after 9:30 a.m., the insurance company’s orders for fund shares may be executed at the NAV next computed after the order is actually transmitted to a fund.

When transacting in shares of the SC Ibbotson Tactical Opportunities Fund, the SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund will receive the NAV next calculated after the SC Ibbotson Tactical Opportunities Fund receives their orders.

Each of SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund must place their orders to purchase or sell fund shares by the close of regular trading on the New York Stock Exchange each business day in order to receive the NAV computed at the close of that business day.

Redemptions in Kind. Although the funds do not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities as prescribed by procedures adopted by the trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would normally be incurred. The fund will value securities for the purpose of making a redemption payment at the same value applied to such securities in determining the relevant fund’s NAV.

TAXES

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund has elected or intends to elect to be treated and to qualify each taxable year as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, each fund intends to comply with the requirements of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets. Each fund that meets all such requirements will not be subject to U.S. federal income tax on all investment company taxable income and net capital gain earned by such fund, which are distributed to shareholders in accordance with the timing and other requirements of the Code.

In order to qualify as a regulated investment company under the Code, each fund must, among other things: (a) derive at least 90% of its gross income for its taxable year from interest, dividends, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the “90% income test”); and (b) diversify its holdings so that at the end of each quarter of each taxable year: (1) at least 50% of the value of the fund’s total assets is represented by: (i) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (ii) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the fund’s total assets is invested in: (i) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (ii) the securities (other than securities of other regulated investment companies) of two or more issuers that the fund controls and that are engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more qualified publicly traded partnerships.

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Each fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the fund as assets of the related separate account, these regulations are imposed on the assets of a fund unless a one year start up period exception is available to each separate account investing in the fund. Specifically, the Treasury regulations provide that, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the value of the total assets of a fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies. Failure by a separate account to satisfy the Section 817(h) requirements would generally result in adverse tax treatment of the variable contract holders by causing the variable contracts to lose their favorable tax status and requiring a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable U.S. Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction may require a payment to the Internal Revenue Service (“IRS”) based on the lesser of the amount by which the account was nondiversified and the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. In addition, failure by a fund to qualify as a regulated investment company would subject the fund to federal and state income taxation of all of its taxable income and gain, whether or not distributed to shareholders.

If “seed money” contributed to any fund in connection with its organization exceeds $250,000 or under certain other circumstances, the fund will be subject to a 4% nondeductible federal excise tax on any amounts that were required to be distributed under a prescribed formula but that were not distributed. The formula requires that a fund distribute (or be deemed to have distributed) to its shareholders during each calendar year at least 98% of the fund’s ordinary income for the calendar year, at least 98.2% of the excess of its capital gains over its capital losses realized during the one-year period ending on October 31 of such year, and any income or gain (as so computed) from the prior calendar year that was not distributed for such year and on which the fund paid no income tax. Each fund intends generally to seek to avoid liability for this tax.

Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts (the “shareholders”) and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts. An insurance company should consult its own tax adviser regarding whether the dividends, share redemption proceeds and any other payments received from a fund by separate accounts result in U.S. federal income tax liability for the insurance company.

Dividends from net long-term capital gain in excess of net short-term capital loss (“net capital gain”) are treated as long-term capital gain without regard to the length of time a shareholder has held shares of the fund and dividends from “investment company taxable income” (which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains) are treated as ordinary income for U.S. federal income tax purposes, whether paid in cash or reinvested in additional shares.

Any dividend declared by a fund as of a record date in October, November or December and paid the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

If a fund acquires any equity interest (which under Treasury regulations that may be promulgated in the future will generally include not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income (“passive foreign investment companies”), that fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Elections may generally be available to ameliorate these adverse tax consequences, but such elections could require the applicable fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of capital gains from the sale of stock of passive foreign investment companies as ordinary income. Any fund that is permitted to invest in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by a fund in connection with certain transactions involving foreign currency-denominated debt securities, certain futures contracts and options relating to foreign currency, foreign currency forward contracts,

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foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under Treasury regulations that may be promulgated in the future, any such transactions that are not directly related to a fund’s investment in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the fund to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed a fund’s investment company taxable income (computed without regard to such loss), the resulting overall ordinary loss for such year would not be deductible by the fund or its shareholders in future years.

Each fund that invests in foreign countries may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends, and capital gains, with respect to its investments in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The funds do not expect to satisfy the requirements for passing through to its shareholders their pro rata shares of qualified foreign taxes paid by a fund with the result that shareholders will not be entitled to a tax deduction or credit for such taxes on their tax returns.

Investments in debt obligations that are at risk of or in default may present special tax issues for a fund and, in particular, SC PIMCO High Yield Fund. Tax rules may not be entirely clear about issues such as when a fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and any other issues will be addressed by any fund investing in debt obligations at risk of or in default in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Each fund that invests in certain pay in-kind securities, zero coupon securities, deferred interest securities, or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently) generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each fund must distribute, at least annually, all or substantially all of its investment company taxable income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income tax. Therefore, a fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow the cash, to satisfy distribution requirements.

The treatment of event-linked bonds for U.S. federal income tax purposes is uncertain and will depend on the particular features of each such bond. It is possible that the IRS will provide future guidance with respect to the treatment of instruments like the event-linked bonds or challenge the treatment adopted by a fund for one or more of its event-linked bond investments. A change in the treatment of a fund’s event-linked bond investments that is required as a result of such guidance or an IRS challenge could affect the timing, character and amount of the fund’s income from the event-linked bonds. This, in turn, could affect whether the fund has satisfied the distribution requirements necessary to qualify as a regulated investment company and to avoid a fund-level tax.

For U.S. federal income tax purposes, each fund is generally permitted to carry forward a net capital loss for any year to offset its own capital gains, if any, for up to eight years following the year of the loss (indefinitely for losses arising in tax years of a fund beginning after December 22, 2010). To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to a fund and therefore are not expected to be distributed as such to shareholders.

Redemptions and exchanges of fund shares (except, generally, shares of the Sun Capital Money Market Fund) are potentially taxable transactions for shareholders that are subject to tax. Shareholders should consult their own tax advisers to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and to ascertain its tax consequences in their particular circumstances. Any loss recognized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Losses on redemptions or other dispositions of shares may be disallowed under “wash sale” rules in the event of other investments in the same fund (including through automatic reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments.

Under Treasury regulations, if a corporate shareholder recognizes a loss with respect to fund shares of $10 million or more in any single taxable year (or greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Options written or purchased and futures contracts entered into by a fund on certain securities, indices and foreign currencies, as well as certain foreign currency forward transactions may cause the fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out, or exercised, or such futures or forward contracts may not have been

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performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains as long-term or short-term. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Code, as described above, and accordingly may produce ordinary income or loss. Additionally, a fund may be required to recognize gain if an option, forward contract, futures contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a “constructive sale” of an “appreciated financial position” held by a fund under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though a fund may receive no corresponding cash amount, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain options, futures or forward contracts and/or offsetting positions (fund securities or other positions with respect to which a fund’s risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of a fund’s income and gains or losses and hence of its distributions to shareholders.

Certain types of income received by the Sun Capital Global Real Estate Fund from REITs, real estate mortgage conduits (“REMICs”), taxable mortgage pools or other investments may cause the Sun Capital Global Real Estate Fund to designate some or all of its distributions as “excess inclusion income.” Except as otherwise provided in treasury regulations, there is no adjustment to the insurance company separate account reserves to the extent of any excess inclusion with respect to variable contracts. Excess inclusion income cannot be offset against net operating losses of shareholders. Such income, however, can create “unrelated business taxable income” for tax-exempt shareholders that invest directly in a regulated investment company that distributes excess inclusion income such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities. Any such accounts or entities that are owners of variable contracts that are invested in the Sun Capital Global Real Estate Fund should consult their tax advisers and the prospectuses for such contracts as to the tax consequences of owning and receiving distributions or other payments relating to these contracts from the Sun Capital Global Real Estate Fund.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to the funds and certain aspects of their distributions. The discussion does not address special tax rules applicable to insurance companies. Shareholders and contract owners should consult their own tax advisers on these matters and on state, local and foreign tax laws.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the adviser or subadviser and the officers of the Trust pursuant to recommendations made by the portfolio managers. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the adviser or subadviser, will offer the best price and market for the execution of each transaction. Purchases of portfolio securities from underwriters may include a commission or commissions paid by the issuer, and transactions with dealers serving as market makers reflect a “spread.”

In the U.S. and some other countries, debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

Purchases and sales of exchange-traded options and futures will be effected through brokers who charge a commission for their services.

Each fund’s primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. The trustees, including a majority of the independent trustees, have approved policies and procedures reasonably designed to prevent persons responsible for selecting a fund’s brokers and dealers from taking into account their promotion or sale of shares of the funds through the sale of variable contracts.

To the extent consistent with the foregoing, each fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information (including, for example, proprietary research, publications, and access to databases) and to a lesser extent statistical assistance furnished to the adviser or subadviser, and their value and expected contribution to the performance of the fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the adviser or subadviser. The receipt of research information is not expected to reduce significantly the expenses of the adviser or subadviser. The research information and statistical assistance furnished by brokers and dealers may benefit other advisory clients, including affiliated clients, of the adviser or subadviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the adviser or subadviser may result in research information and statistical assistance beneficial to the funds. The funds will not make commitments to allocate portfolio transactions on any prescribed

75

basis. While the adviser’s and subadviser’s officers will be primarily responsible for the allocation of each fund’s brokerage business, those policies and practices must be consistent with the foregoing, and will at all times be subject to review by the trustees.

As permitted by Section 28(e) of the Exchange Act, a fund may pay to a broker which provides brokerage and research services to the fund an amount of disclosed commission, or in the case of riskless principal transactions, transaction costs in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the adviser or subadviser that the price is reasonable in light of the services provided, viewed either in terms of the specific transaction involved in the adviser’s or subadviser’s overall duties to the accounts or the policies that the trustees may adopt from time to time.

During the fiscal year ended December 31, 2011, the following funds directed brokerage transactions to a broker in recognition of third party research services provided to the fund’s adviser or subadviser.

Fund (Both Classes)	Principal Amount of Transactions	Commissions Paid in Transactions
SC AllianceBernstein International Value Fund	$90,357,039	$59,565
SC Columbia Small Cap Value Fund	$17,159,723	$24,854
SC Invesco Small Cap Growth Fund	$31,031,528	$31,181

Other investment advisory clients advised by the adviser or subadviser may also invest in the same securities as the funds. When these clients buy or sell the same securities at substantially the same time, the adviser or subadviser may average the transactions as to price and allocate the amount of available investments in a manner which the adviser or subadviser believes to be equitable to each client, including the funds. In individual instances, this investment procedure may adversely affect the price to be paid or received by a fund or the size of the position attainable for it. On the other hand, to the extent permitted by law, the adviser or subadviser may aggregate securities to be sold or purchased for the funds with those to be sold or purchased for other clients managed by it in order to obtain overall best execution for its participating clients.

The following table shows the aggregate amount of brokerage commissions paid by each fund for the fiscal years ended December 31, 2011, 2010 and 2009:

Fund	2011	2010	2009
SC Ibbotson Balanced Fund [1]	$0	$0	$0
SC Ibbotson Conservative Fund [1]	$0	$0	$0
SC Ibbotson Growth Fund [1]	$0	$0	$0
SC AllianceBernstein International Value Fund	$59,546	$66,681	$35,259
SC BlackRock International Index Fund [2]	$14,573	$25,499	N/A
SC BlackRock Large Cap Index Fund	$16,029	$254,134	$100,512
SC BlackRock Small Cap Index Fund	$61,089	$383,659	$519,843
SC Columbia Small Cap Value Fund	$61,140	$142,075	$82,287
SC Davis Venture Value Fund	$93,420	$203,767	$198,742
SC Goldman Sachs Mid Cap Value Fund	$16,491	$18,154	$196,100
SC Invesco Small Cap Growth Fund	$35,660	$27,635	$42,160
SC Lord Abbett Growth & Income Fund	$334,919	$401,830	$482,049
SC WMC Blue Chip Mid Cap Fund	$236,327	$181,543	$185,564
SC WMC Large Cap Growth Fund	$71,794	$101,984	$89,883
Sun Capital Investment Grade Bond Fund [3]	$0	$0	$0
Sun Capital Money Market Fund [3]	$0	$0	$0
SC BlackRock Inflation Protected Bond Fund	$61,669	$41,008	$10,649
SC Goldman Sachs Short Duration Fund	$101,142	$38,563	$47,408
SC PIMCO High Yield Fund	$267	$1,034	$2,905
SC PIMCO Total Return Fund	$36,301	$34,871	$11,515
Sun Capital Global Real Estate Fund	$155,256	$306,692	$739,807
SC Ibbotson Tactical Opportunities Fund [2]	$282,510	$90,132	N/A

[1]	The fund paid no brokerage commissions for the fiscal year ended December 31, 2011, 2010, 2009 because the fund is a fund of funds and invests in other mutual funds with no sales commissions.

[2]	The fund commenced operations on November 15, 2010.

[3]

No brokerage commissions were paid by this fund for the fiscal years ended December 31, 2011, 2010 and 2009. This fund invests in fixed income securities which are traded on a principal or spread basis with no separately stated commission.

Affiliated brokers. Pursuant to procedures determined by the trustees and subject to the general policies of the Trust and Section 17(e) of the 1940 Act, each subadviser may place securities transactions, including agency cross trades, with brokers with whom it is affiliated (“Affiliated Brokers”).

76

Section 17(e) of the 1940 Act limits to “the usual and customary broker’s commission” the amount which can be paid by a fund to an Affiliated Broker acting as broker in connection with transactions effected on a securities exchange. The board of trustees, including a majority of the trustees who are not “interested persons” of the Trust or the adviser, has adopted procedures designed to comply with the requirements of Section 17(e) and Rule 17e-1 promulgated thereunder to ensure that the broker’s commission is reasonable and fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.

A transaction would not be placed with an Affiliated Broker if a fund would have to pay a commission rate less favorable than similar charges for comparable transactions for the Affiliated Broker’s other unaffiliated customers. No fund will engage in principal transactions with Affiliated Brokers. When appropriate, however, orders for the account of a fund placed by Affiliated Brokers may be combined with orders of their respective customers, in order to obtain a more favorable commission rate. When the same security is purchased for two or more funds or customers on the same day, each fund or customer pays the average price and commissions paid are allocated in direct proportion to the number of shares purchased.

At least annually, each subadviser which uses Affiliated Brokers will furnish to the Trust a statement setting forth the total amount of all compensation retained by the Affiliated Broker in connection with effecting transactions for the account of a fund. The board of trustees reviews and approves all such portfolio transactions on a quarterly basis and the compensation received by Affiliated Brokers in connection therewith. In addition, each subadviser does not allocate trades to affiliates in exchange for brokerage and research products and services of the type sometimes known as “soft dollars.”

For each fund which holds securities of a regular broker-dealer that derives more than 15% of gross revenues from securities-related activities, listed below are the aggregate holdings of the securities of each issuer as of December 31, 2011.

Fund (Both Classes)	Broker-Dealer	Value
Sun Capital Investment Grade Bond Fund	UBS AG	$2,999,747
	Bank of America Corp.	$3,972,505
	Royal Bank of Scotland PLC	$1,790,165
Sun Capital Money Market Fund	Morgan Stanley	$2,700,001
	UBS AG	$4,249,436
	Barclays Bank PLC	$4,999,884
	Goldman Sachs Group, Inc.	$4,998,151
	Bank of Montreal	$4,999,960
SC Davis Venture Value Fund	Goldman Sachs Group, Inc.	$1,457,822
	Barclays Bank PLC	$11,002,945
SC BlackRock Small Cap Index Fund	Stifel Financial Corp.	$291,687
SC BlackRock Large Cap Index Fund	Morgan Stanley	$311,799
	Goldman Sachs Group, Inc.	$618,270
	JP Morgan Chase & Co.	$1,754,669
	Citigroup, Inc..	$1,068,265
	State Street Corp.	$275,398
SC Lord Abbett Growth & Income Fund	Wells Fargo & Co.	$3,735,951
	JP Morgan Chase & Co.	$10,370,077
	State Street Corp.	$10,514,864
SC Goldman Sachs Short Duration Fund	JP Morgan Chase & Co.	$11,646,005
	Credit Suisse Group AG	$7,839,496
	Morgan Stanley	$4,881,482
	Bank of America Corp.	$5,240,567
	Citigroup, Inc.	$33,253,390
	Wells Fargo & Co.	$11,452,604
	Royal Bank of Scotland PLC	$16,898,842
	UBS AG	$4,013,894
SC PIMCO High Yield Fund	Bank of America Corp.	$278,339
	Barclays Bank PLC	$695,744
SC AllianceBernstein International Value Fund	Deutsche Bank AG	$528,776
	Barclays Bank PLC	$269,851
SC PIMCO Total Return Fund	Barclays Bank PLC	$15,524,236
	Morgan Stanley	$8,589,969
	Royal Bank of Scotland PLC	$2,603,275
	Goldman Sachs Group, Inc.	$9,543,578

77

Fund (Both Classes)	Broker-Dealer	Value
	Citigroup, Inc.	$13,255,188
	Bank of America Corp.	$5,581,296
	Deutsche Bank AG	$335,037
	JP Morgan Chase & Co.	$1,403,779
	Credit Suisse Group AG	$395,595
SC BlackRock International Index Fund	Nomura Holdings, Inc.	$80,522
	UBS AG	$318,463
	Royal Bank of Scotland PLC	$40,676
	HSBC Holdings PLC	$1,002,309
	Credit Suisse Group AG	$196,804
	Societe Generale	$107,575

FINANCIAL STATEMENTS

The Trust’s audited financial statements for the fiscal year ended December 31, 2011 from the Trust’s annual report are incorporated by reference into this statement of additional information. The financial statements for the fiscal year ended December 31, 2011 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, dated February 24, 2012, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

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APPENDIX A

RATINGS

MOODY’S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

STANDARD & POOR’S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

FITCH RATINGS

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. ‘A’ Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

A-1

A: High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor satisfying its debt service requirements.

B: Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. ‘DD’ indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential (i.e., below 50%).

Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

Notes:

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ category or to categories below ‘CCC’.

‘NR’ indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend and in these cases, the Rating Outlook may be described as “evolving”.

A-2

APPENDIX B

COLUMBIA’S LIST OF FUND PORTFOLIO INFORMATION RECIPIENTS

(As of December 31, 2011)

The following is a list of ongoing portfolio holding disclosure arrangements:

IDENTITY OF RECIPIENT	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Barclays Point	Use for analytics including risk and attribution assessment.	Daily

Bitlathe	Website support for Fund holdings and performance disclosure	Monthly

Bloomberg	Use for portfolio analytics.	Daily

Bloomberg, L.P.	Use for independent research of Funds. Sent monthly, approximately 30 days after month end.	Monthly

Cenveo, Inc.	May be used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed

Citigroup	Access when assisting in resolving technical difficulties with YieldBook, an analytic software program that the Investment Manager uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

CMS Bondedge	Access when assisting in resolving technical difficulties with application used by the Investment Manager’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad Hocop

Factset Research Systems	Use for provision of quantitative analytics, charting and fundamental data to the Investment Manager.	Daily

Harte Hanks	May be used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed

Institutional Shareholder Services (ISS)	Proxy voting administration and research on proxy matters.	Daily

Investment Technology Group (ITG, fka Plexus Group)	Evaluation and assessment of trading activity, execution and practices by the Investment Manager.	Quarterly

InvestorTools, Inc.	Access granted solely for the purpose of testing back office conversion of trading systems.	Daily

InvestorTools, Inc.	Provide descriptive data for municipal securities.	Daily

Linedata Services, Inc.	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad Hoc

Lipper/Thomson Reuters Corp. ( Lipper)	Information provided monthly with a 30 day lag to assure accuracy of Lipper Fact Sheets	Monthly

Malaspina Communications	Use to facilitate writing, publishing and mailing	Quarterly

B-1

Columbia Fund shareholder reports and communications including shareholder letters and management’s discussion of Columbia Fund performance.

Merrill Corporation	May provide Edgar filing and typesetting services, as well as printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed

Morningstar Associates	Receive information to fulfill their role as Investment Consultant for the Variable Portfolio Fund of Funds.	Ad Hoc

Morningstar, Inc.	For independent research and ranking of funds. Provided monthly with a 30 day lag.	Monthly

R.R. Donnelley & Sons Company	May provide Edgar filing and typesetting services, as well as printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed

B-2

APPENDIX C

PERSONS TO WHOM INVESCO PROVIDES

NON-PUBLIC PORTFOLIO HOLDINGS INFORMATION ON AN ONGOING BASIS

(As of December 31, 2011)

SERVICE PROVIDER	DISCLOSURE CATEGORY
Bear Stearns Pricing Direct, Inc.	Pricing Vendor
Charles River Systems, Inc.	System Provider
Cirrus Research, LLC	Trading System
F T Interactive Data Corporation	Pricing Vendor
GainsKeeper	Software Provider
GCom2 Solutions	Software Provider
Institutional Shareholder Services, Inc.	Proxy Voting Service
Invesco Investment Services, Inc.	Transfer Agent
Invesco Senior Secured Management, Inc.	System Provider
ITG, Inc.	Pricing Vendor
MarkIt Group Limited	Pricing Vendor
Omgeo LLC	Trading System
Reuters America, LLC	Pricing Service
StarCompliance, Inc.	System Provider
State Street Bank and Trust Company	Custodian
Stradley Ronon Stevens & Young, LLP	Legal Counsel
Thomson Information Services Incorporated	Software Provider

C-1

APPENDIX D

LORD ABBETT’S LIST OF FUND PORTFOLIO INFORMATION RECIPIENTS

(As of December 31, 2011)

The following is a list of the third parties that are eligible to receive portfolio holdings or related information pursuant to ongoing arrangements under the circumstances described above under Investment Policies – Policies and Procedures Governing Disclosure of Portfolio Holdings:

Portfolio Holdings *

Abel/Noser Corp.	Monthly
Base-Two Investment Systems, Inc.	Daily
Becker, Burke Associates	Monthly
Berthel Schutter	Monthly
Bloomberg L.P.	Daily
BNY Convergex Execution Solutions LLC	Upon Request
Callan Associates Inc.	Monthly
Cambridge Associates LLC	Monthly
Cardinal Investment Advisors LLC	Upon Request
Citigroup/The Yield Book, Inc.	Daily
CJS Securities, Inc.	Daily
CL King & Associates	Monthly
Concord Advisory Group Ltd.	Monthly
Credit Suisse Transition Management	Upon Request
CTVglobemedia f/k/a Bell GlobeMedia Publishing Co.	Monthly
Curcio Webb	Monthly
Deloitte & Touche LLP	Annually
DeMarche Associates, Inc.	Upon Request
Edward D. Jones & Co., L.P.	Monthly
Evaluation Associates, LLC	Monthly
FactSet Research Systems, Inc.	Daily
Financial Model Co. (FMC)	Daily
Flow of Capital, Inc.	Upon Request
Frank Russell Company	Upon Request
Fund Evaluation Group, LLC	Quarterly
Hartland & Co.	Monthly
Inforlago IT Ltd.	Upon Request
ING Life Insurance and Annuity Company / ING Insurance Company of America	Upon Request
Institutional Shareholder Services, Inc. (ISS)	Daily
Investment Technology Group (ITG)	Daily
Investortools Inc.	Upon Request
Ipreo	Upon Request
Jeffrey Slocum & Associates, Inc.	Monthly
John Hancock Financial Services	Upon Request
JP Morgan Securities, Inc.	Monthly
Kirkpatrick & Lockhart Preston Gates Ellis LLP (counsel to Lord, Abbett & Co. LLC)	Upon Request
LCG Associates, Inc.	Upon Request
Lipper Inc., a Reuters Company (tech)	Monthly
Longbow Research	Monthly
Louise Yamada Technical Research Advisors, LLC	Upon Request

D-1

Portfolio Holdings *

Marquette Associates	Upon Request
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Monthly
Morningstar Associates, Inc., Morningstar, Inc.	Daily
MSCI Barra	Daily
Muzea Insider Consulting Services	Weekly
Natixis Bleichroeder, Inc.	Upon Request
Nock, Inc.	Daily
Northern Trust Investments, N.A.	Upon Request
Pierce Park Group	Monthly
Prime Buchholz & Associates, Inc.	Upon Request
Princeton Financial Systems	Upon Request
Rabil Stock Research, LLC	Upon Request
RBC Capital Markets Corporation	Upon Request
Reuters America LLC	Daily
Robert W. Baird & Co. Incorporated	Upon Request
Rocaton Investment Advisors, LLC	Monthly
Rogerscasey	Monthly
Russell Implementation Services Inc.	Upon Request
R.V. Kuhns & Associates, Inc.	Upon Request
SG Constellation LLC	Daily
Sidoti & Company, LLC	Upon Request
State Street Corporation	Daily
Stifel, Nicholaus & Co. Inc.	Quarterly
Stratford Advisory Group. Inc.	Upon Request
Sungard Expert Solutions, Inc.	Daily
The Marco Consulting Group	Monthly
Towers Watson Investment Services, Inc. f/k/a Watson Wyatt Worldwide	Monthly
Wall Street Source	Daily
Watershed Investment Consultants	Quarterly
Wilmer Cutler Pickering Hale and Dorr LLP	Upon Request

*	Each Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.) as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a daily, monthly or calendar quarterly basis for the purpose of performing their own analyses with respect to the Fund within one day following each calendar period end.

D-2

APPENDIX E

MFS’S LIST OF FUND PORTFOLIO INFORMATION RECIPIENTS

(As of December 31, 2011)

This list of recipients is current as of December 31, 2011, and any additions, modifications, or deletions to this list that have occurred since December 31, 2011, are not reflected. The portfolio holdings of the Sun Capital Global Real Estate Fund (the “Fund”) which are provided to these recipients, or to which these recipients have access, may be the Fund’s current portfolio holdings. As a condition to receiving or being provided access to non-public Fund portfolio holdings, the recipients listed below must agree, or otherwise have an independent duty, to maintain this information in confidence.

Name of Recipient	Purpose of Disclosure
MSCI BARRA, Inc.	Analytical Tool
Bloomberg, L.P.	Analytical Tool
FactSet Research Systems Inc.	Analytical Tool
Institutional Shareholder Services Inc.	Proxy Service Provider
ITG, Inc.	Analytical Tool
Abel Noser Corp.	Analytical Tool
Global Trading Analytics, LLC	Analytical Tool
Lipper Inc.	3rd Party Service Provider
Salomon Analytics Inc.	Analytical Tool

E-1

APPENDIX F

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how a fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available, (1) without charge, upon request, by calling (toll-free) 800-432-1102 x3330; and (2) on the Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

Sun Capital Advisers Trust’s Proxy Voting Policies and Procedures follow:

Sun Capital Advisers Trust

Proxy Voting Policies and Procedures

(As of February 2011)

A. Definitions:

“Board” shall mean the Board of Trustees of Sun Capital Advisers Trust.

“Designated Adviser” shall mean, for purposes of these Proxy Voting Policies and Procedures, Sun Capital Advisers LLC in its capacity as the investment adviser to the SC Ibbotson Conservative Fund, the SC Ibbotson Balanced Fund, the SC Ibbotson Growth Fund and the SC Ibbotson Tactical Opportunities Fund; Davis Selected Advisers, L.P. in its capacity as the investment subadviser to the SC Davis Venture Value Fund; BlackRock Investment Management, LLC in its capacity as the investment subadviser to the SC BlackRock International Index Fund, the SC BlackRock Large Cap Index Fund and the SC BlackRock Small Cap Index Fund; Wellington Management Company, L.L.P. in its capacity as the investment subadviser to the SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund; Lord, Abbett & Co. LLC in its capacity as the investment subadviser to the SC Lord Abbett Growth & Income Fund; Goldman Sachs Asset Management, L.P. in its capacity as the investment subadviser to the SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund; Pacific Investment Management Company LLC in its capacity as the investment subadviser to the SC PIMCO High Yield Fund and SC PIMCO Total Return Fund; Columbia Management Investment Advisers, LLC in its capacity as the investment subadviser to the SC Columbia Small Cap Value Fund; Invesco Advisers, Inc. in its capacity as the investment subadviser to the SC Invesco Small Cap Growth Fund; AllianceBernstein L.P. in its capacity as the investment subadviser to the SC AllianceBernstein International Value Fund; BlackRock Financial Management, Inc. in its capacity as the investment subadviser to the SC BlackRock Inflation Protected Bond Fund; and Massachusetts Financial Services Company in its capacity as the investment subadviser to the Sun Capital Global Real Estate Fund.

“Designated Adviser’s proxy voting policy” shall mean each Designated Adviser’s proxy voting policy to be applied to holdings of the relevant Fund, as amended from time to time and approved by the Sun Capital Board of Trustees.

“Fund” or “Funds” shall mean each series of Sun Capital Advisers Trust.

“Proxy Voting Committee” shall mean each Designated Adviser’s committee or other equivalent body delegated with the responsibility to oversee the Designated Adviser’s proxy voting process.

B. Adoption of Each Designated Adviser’s Proxy Voting Policy and Delegation. The provisions of each Designated Adviser’s proxy voting policy are hereby incorporated herein by this reference and adopted as each relevant Fund’s proxy voting policies and procedures. The Board, on behalf of each Fund, has delegated to the relevant Designated Adviser responsibility for voting all proxies for which the Fund is entitled to vote in accordance with the relevant Designated Adviser’s proxy voting policy, and each Designated Adviser has accepted such delegation. Each Fund and its Designated Adviser are listed in Appendix A. The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

C. Limitations on Designated Adviser’s Responsibilities: Notwithstanding the above delegation of proxy voting authority to a Designated Adviser:

(i)	Unjustifiable Costs: A Designated Adviser may abstain from voting a Fund proxy in a specific instance if in its good faith determination, the costs involved in voting such proxy cannot be

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justified (e.g., costs associated with obtaining translations of relevant proxy materials in voting proxies of non-U.S. securities) in light of the benefits to the Fund of voting. In accordance with the Designated Adviser’s duties, it shall in appropriate cases weigh the costs and benefits of voting proxy proposals and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The Designated Adviser’s decision shall take into account the effect that the Fund’s vote, either by itself or together with other votes, is expected to have on the value of the Fund’s investment and whether this expected effect would outweigh the cost of voting.

(ii)	Board Direction: Notwithstanding the foregoing delegation to a Designated Adviser, the Board may from time to time direct a Designated Adviser to vote the relevant Fund’s proxies in a manner that is different from the guidelines set forth in the Designated Adviser’s proxy voting policy. After its receipt of any such direction, the Designated Adviser shall follow such direction for proxies for which the stockholder meeting has not been held and the vote not taken.

(iii)	Shareblocking: Shareblocking occurs when certain foreign countries “freeze” company shares from trading at the custodian/sub-custodian level in order to vote proxies relating to those shares. In markets where shareblocking occurs, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting until a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. Each Designated Adviser may determine whether or not to vote securities that are subject to shareblocking, depending on the applicable restrictions on trade settlement and the materiality of the proxy to the relevant Fund.

(iv)	Securities on Loan: The Funds may participate in securities lending programs to generate additional income. Generally, voting rights pass with the securities on loan; however, lending agreements may give the lender the right to terminate the loan and recall loaned securities provided sufficient notice is provided to the custodian bank in advance of the voting deadline. Each Fund’s policy is generally not to vote securities on loan unless the Designated Adviser of the relevant Fund has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the Designated Adviser may recommend that the Fund instruct its custodian to call back the loaned securities in order to cast a vote at the upcoming shareholder meeting.

D. Subdelegation: A Designated Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Designated Adviser of its responsibilities hereunder and the Designated Adviser shall retain final authority and fiduciary responsibility for proxy voting. If a Designated Adviser delegates such responsibilities, the Designated Adviser shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

E. Expenses of Proxy Voting: Each Designated Adviser shall generally bear all expenses associated with voting the relevant Fund’s proxies provided, however, that each Fund may be responsible for certain costs associated with voting proxies of non-U.S. securities. Each Fund shall be responsible for those costs incurred in order to comply with the requirements of the Investment Company Act of 1940, as amended (the “1940Company Act”) or rules adopted thereunder, relating to the compilation and retention of information required to be contained in reports required to be filed on Form N-PX, the preparation and filing of reports on Form N-PX, the preparation, amendment and retention of these policies and communications with shareholders concerning the availability of these procedures and the Fund’s proxy voting record, including the cost of printing and mailing such information as required.

F. Conflicts of Interest: Each Designated Adviser has developed procedures for addressing proxy proposals that may present a material conflict between the interests of a Fund on the one hand and the relevant Designated Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a “potential conflict”). Potential conflicts will be assessed on a proposal-by-proposal basis, and an actual or potential conflict with respect to one proposal in a proxy shall not indicate that an actual or potential conflict exists with

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respect to any other proposal in such proxy. Each Designated Adviser shall use commercially reasonable efforts to determine whether an actual or potential conflict may exist, and an actual or potential conflict shall be deemed to exist if and only if one or more members of the relevant Designated Adviser’s Proxy Voting Committee actually knew or reasonably should have known of the actual or potential conflict.

Without limiting the generality of the foregoing, each Designated Adviser’s Proxy Voting Committee may resolve a potential conflict in any of the following manners:

(i)	If the proposal that gives rise to an actual or potential conflict is specifically addressed in the relevant Designated Adviser’s proxy voting policy, the Designated Adviser may vote the proxy in accordance with the pre-determined policies and guidelines set forth in that proxy voting policy; provided that such pre-determined policies and guidelines involve little or no discretion on the part of the Designated Adviser;

(ii)	The Designated Adviser may disclose the actual or potential conflict to the Board and obtain the Board’s consent before voting in the manner approved by the Board;

(iii)	The Designated Adviser may engage an independent third-party to determine how the proxy should be voted; or

(iv)	The Designated Adviser may, where feasible, establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the decision maker from the actual or potential conflict.

G. Approval of Material Changes: Each Designated Adviser shall promptly submit to the Board in writing any material changes to the Designated Adviser’s proxy voting policy. Unless objected to by the Board within six months after such submission, the Board shall be deemed to have approved the change on the six month anniversary of such submission (unless such change was earlier approved by the Board).

H. Reports to the Board: At each quarterly meeting of the Board, each Designated Adviser shall submit a report to the Board describing:

(v)	Any issues arising under these Proxy Voting Policies and Procedures since the last report to the Board, including but not limited to, information about conflicts of interest relating to the portfolio securities of the relevant Fund; and

(vi)	Any proxy votes taken by the Designated Adviser on behalf of the relevant Fund since the last report to the Board which were exceptions from the Designated Adviser’s proxy voting policy and the reasons for any such exceptions.

In addition, no less frequently than annually, each Designated Adviser shall furnish to the Board, and the Board shall consider, a written report describing any recommended changes in existing policies based upon the Designated Adviser’s experience under these Proxy Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

I. Annual Review: At least annually, the Board shall review these Proxy Voting Policies and Procedures to determine their sufficiency and shall make and approve any changes that it deems necessary from time to time.

J. Annual Filing: Each Fund shall file an annual report of each proxy voted with respect to portfolio securities of the Fund during the twelve-month period ended June 30 on Form N-PX not later than August 31st of each year.

K. Disclosures: Each Fund shall include in its registration statement:

A description of these Proxy Voting Policies and Procedures and of the Designated Adviser’s proxy voting policies; and

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A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free telephone number, or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC’s”) website.

Each Fund shall include in its annual and semi-annual reports to shareholders:

A statement disclosing that a description of the policies and procedures used by or on behalf of the Fund to determines how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling the Fund’s toll-free telephone number; or through a specified Internet address, if applicable; and on the SEC’s website; and

A statement disclosing the information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th is available without charge, upon request, by calling the Fund’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

L. Maintenance of Records: Each Designated Adviser shall maintain at its principal place of business the proxy records of the relevant Fund in accordance with the requirements and interpretations of the 1940 Act and the Investment Advisers Act of 1940, as amended (the “Advisers Act”), except that:

Each Designated Adviser may, but need not, maintain proxy statements that it receives regarding the relevant Fund’s securities to the extent that such proxy statements are available on the SEC’s EDGAR system; and

Each Designated Adviser may also rely upon a third party to maintain records required to be maintained under the Advisers Act.

On behalf of Sun Capital, the Chief Compliance Officer (CCO) or designee, obtains information from the portfolio managers regarding (a) any issues and conflicts under proxy procedures and (b) any proxy votes taken that were exceptions. The CCO (or designee) is to periodically inquire regarding the quarterly reporting of conflicts, issues in voting, exceptions and changes to proxy voting policies on the part of each Designated Adviser. Evidence of review is located in the Compliance Log. The CCO reports to the Board regarding such matters.

Revised: February 2011

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Appendix A

Fund	Delegated Adviser	Exhibit
SC Ibbotson Balanced Fund SC Ibbotson Conservative Fund SC Ibbotson Growth Fund SC Ibbotson Tactical Opportunities Fund	Sun Capital Advisers LLC	A
SC AllianceBernstein International Value Fund	AllianceBernstein L.P.	B
SC BlackRock Inflation Protected Bond Fund	BlackRock Financial Management, Inc.	C
SC BlackRock International Index Fund SC BlackRock Large Cap Index Fund SC BlackRock Small Cap Index Fund	BlackRock Investment Management, LLC	C
SC Columbia Small Cap Value Fund	Columbia Management Investment Advisers, LLC	D
SC Davis Venture Value Fund	Davis Selected Advisers, LP	E
SC Goldman Sachs Mid Cap Value Fund SC Goldman Sachs Short Duration Fund	Goldman Sachs Asset Management, L.P.	F
SC Invesco Small Cap Growth Fund	Invesco Advisers, Inc.	G
SC Lord Abbett Growth & Income Fund	Lord, Abbett & Co. LLC.	H
Sun Capital Global Real Estate Fund	Massachusetts Financial Services Company	I
SC PIMCO High Yield Fund SC PIMCO Total Return Fund	Pacific Investment Management Company, LLC	J
SC WMC Blue Chip Mid Cap Fund SC WMC Large Cap Growth Fund	Wellington Management Company, LLP	K

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EXHIBIT A

SUN CAPITAL ADVISERS LLC

Proxy Voting Policies and Procedures

(As of February 2010)

Sun Capital Advisers LLC (the “Adviser”) has adopted the following policies and procedures regarding proxy voting for securities held in its clients’ accounts in response to proxies solicited by the issuers of such securities. These Proxy Voting Policies and Procedures are designed to maintain the Adviser’s fiduciary obligation to act in the best interest of its clients as shareholders.

Rule 206(4)-6 under the Investment Advisers Act of 1940 states that advisers must adopt proxy policies reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, including addressing material conflicts of interest, disclose to clients information about its proxy voting policies and maintain certain records related to proxy voting.

The Adviser takes responsibility for voting proxies for each of its clients that have provided the Adviser with express written authorization to do so. All proxies received by the Adviser will be voted based upon the Adviser’s instructions and/or policies. To assist it in analyzing proxies, the Adviser subscribes to an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. The Adviser does not consider recommendations from any third party to be determinative of the ultimate decision. Generally, the Adviser will vote the proxies on behalf of its clients, consistent with its fiduciary duty to maximize the economic value of its clients’ investments.

Any questions about these policies and procedures should be directed to the Adviser’s Chief Compliance Officer.

I. Proxy Voting Committee

The Adviser has a Proxy Voting Committee that is responsible for administering and overseeing the proxy voting process. The Proxy Voting Committee’s responsibilities include:

•	Developing, maintaining and implementing these Proxy Voting Policies and Procedures;

•	Developing and maintaining Proxy Voting Guidelines (attached hereto as Exhibit A) for the Adviser’s use in casting votes on specific types of proxy proposals;

•	Overseeing the proxy voting process, including the identification and resolution of any material conflicts of interest that the Adviser may encounter in the process; and

•	Selecting and overseeing any third party vendors retained by the Adviser to perform proxy review, voting, or recordkeeping services.

The members of the Proxy Voting Committee will include the Chief Investment Officer, the Chief Compliance Officer, the Chief Legal Officer, and other individuals with portfolio management, administration, or compliance expertise as may be designated from time to time.

II. Proxy Voting Process

A. In General:

The Adviser will vote proxies in accordance with the Proxy Voting Guidelines, or will direct any third party vendor retained to provide proxy voting services to vote. However, the Adviser is not obligated to follow these Proxy Voting Guidelines in every case and may vote, or instruct any third party vendor to vote, differently from the guideline when warranted.

A proxy proposal will receive further review, including a review for potential material conflicts of interest, in circumstances where:

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•	The Proxy Voting Guidelines call for a case-by-case analysis of a specific type of proposal presented in a proxy;

•	The Proxy Voting Guidelines do not address a specific type of proposal presented in a proxy; or

•	Investment Personnel wish to vote differently from the Proxy Voting Guidelines on a specific proposal presented in a proxy.

Sun Capital may authorize a third party vendor to vote in accordance with its own guidelines in cases where the Proxy Voting Guidelines of Sun Capital do not address a specific type of proposal presented in a proxy.

A client that has provided the Adviser with express written authorization to vote proxies may from time to time direct the Adviser to vote such client’s proxies in a manner that is different from the guidelines set forth in the Adviser’s Proxy Voting Guidelines. The Adviser shall follow such client direction for proxies for which the stockholder meeting has not been held and the vote not taken, and will notify any third party on how the client directs the vote to be taken.

In addition, there may be instances in which the Adviser may be unable to vote or may determine not to vote a proxy on behalf of one or more of its clients. Such instances may include:

1.	Unjustifiable Costs. The Adviser may abstain from voting a proxy in a specific instance if, in its good faith determination, the costs involved in voting such proxy cannot be justified (e.g., costs associated with obtaining translations of relevant proxy materials in voting proxies of non-U.S. securities) in light of the benefits to the client. In accordance with the Adviser’s duties, it shall, in appropriate cases, weigh the costs and benefits of voting the proxy proposals and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The Adviser’s decision shall take into account the effect that the client’s vote, either by itself or together with other votes, is expected to have on the value of the client’s investment and whether this expected effect would outweigh the cost of voting.

2.	Shareblocking. Shareblocking occurs when certain foreign countries “freeze” company shares from trading at the custodian/sub-custodian level in order to vote proxies relating to those shares. In markets where Shareblocking occurs, the custodian or sub-custodian will automatically freeze shares prior to a shareholder meeting until a proxy has been voted. Shareblocking typically takes place between one (1) and fifteen (15) days before the shareholder meeting, depending on the market. In markets where Shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. Accordingly, the Proxy Voting Committee may determine not to vote shares that are subject to Shareblocking, depending on the applicable restrictions on trade settlement and the materiality of the proxy to the client.

3.	Securities on Loan. Some clients of the Adviser may participate in securities lending programs to generate additional income. Generally, voting rights pass with the securities on loan; however, lending agreements may give the lender the right to terminate the loan and recall loaned securities provided sufficient notice is provided to the custodian bank in advance of the voting deadline. However, efforts to recall loaned securities are not always successful. The Adviser’s policy is generally not to vote securities on loan. If the Adviser has knowledge of a material voting event that could affect the value of the loaned securities, the Adviser may recommend that a client instruct its custodian to call back the loaned securities in order to cast a vote at the upcoming shareholder meeting.

4.	Inadequate Information or Immaterial Impact. The Adviser may be unable to enter an informed vote in certain circumstances due to inadequate information from the proxy statement or the sponsor of the proxy proposal, and may abstain from voting in those situations. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In instances where the aggregate shareholding to be voted on behalf of clients is less than 1% of shares outstanding, or the proxy matters are deemed not material to shareholders or the issuer, the Adviser may determine not to enter a vote.

B. Special Process for Fund-of-Funds Clients:

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The Adviser may have proxy voting responsibility for certain investment company clients that invest in other investment companies (each such client a “Fund-of-Funds”). To the extent a Fund-of-Funds invests in other investment companies (each an “Underlying Fund”) managed by the Adviser or its affiliates (each an “Affiliate Underlying Fund”), the Adviser may face conflicts of interest in carrying out its responsibility to vote proxies for shareholder meetings of an Affiliate Underlying Fund. Accordingly, when voting shares of an Affiliate Underlying Fund held by a Fund-of-Fund, the Adviser will vote the shares held by the Fund-of-Funds in the same proportion (for, against or abstain) as the vote of all other shareholders of the Affiliate Underlying Fund. (This procedure is commonly known as “echo-voting.”).

In instances where a Fund-of-Funds is the sole shareholder of an Affiliate Underlying Fund, and both the Fund-of-Funds and the Affiliate Underlying Fund are voting on the same proposal, the Adviser will echo-vote the shares of the Affiliate Underlying Fund in the same proportion as the vote of all shareholders of the Fund-of-Funds.

In instances where a Fund-of-Funds is the sole shareholder of an Affiliate Underlying Fund, and the proposal is specific to the Affiliate Underlying Fund, the Adviser’s Proxy Voting Committee will review the matter in accordance with these Proxy Voting Policies and Procedures and may authorize a third party vendor to vote the shares in accordance with such vendor’s guidelines as a means to resolve any conflicts of interest faced by the Adviser.

III. Identifying and Resolving Material Conflicts of Interest

The Adviser takes responsibility for identifying and resolving all material proxy-related conflicts of interest in the best interests of the client. As described under the Proxy Voting Process, the Adviser will review proxy proposals where the Proxy Voting Guidelines either require case-by-case analysis, do not address the issues, or the Adviser wishes to vote differently from the Proxy Voting Guidelines. In those instances, a Proxy Reviewer designated by the Proxy Voting Committee shall review the proxy proposals to assess the extent, if any, to which there may be a material conflict between the interests of a client and any of the Adviser, its affiliates, directors, officers, personnel (and other similar persons). The Proxy Reviewer shall assess proxy proposals on a proposal-by-proposal basis, and an actual or potential conflict with respect to one proposal in a proxy shall not indicate that an actual or potential conflict exists with respect to any other proposal in such proxy.

If the Proxy Reviewer determines that an actual or potential conflict may exist, the Proxy Reviewer shall promptly report the matter to the Proxy Voting Committee. The chairman of the Proxy Voting Committee shall determine whether an actual or potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of the Adviser’s clients (excluding any client that may itself have a potential conflict regarding the matter). Without limiting the generality of the foregoing, a potential conflict may be resolved in any of the following manners:

1.	The Adviser may disclose the actual or potential conflict to the client or clients and obtain the client’s written direction as to how to vote the proxy;

2.	The Adviser may engage an independent third party to determine how the proxy should be voted; or

3.	The Adviser may, where feasible, establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the decision maker from the actual or potential conflict.

The Proxy Voting Committee shall establish commercially reasonable efforts to determine whether an actual or potential conflict may exist, and an actual or potential conflict shall be deemed to exist if and only if one or more members of the Proxy Voting Committee actually knew or reasonably should have known of it.

IV. Disclosure

The Adviser shall provide clients, upon written request, with copies of these Proxy Voting Policies and Procedures, the Proxy Voting Guidelines, and all related reports, with such frequency as required, to fulfill obligations under applicable law or as reasonably requested by the clients. The Adviser’s Proxy Voting Policies and Procedures may

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be amended from time to time by the Adviser. Upon reasonable written request from a client, the Adviser shall provide the client with specific information about how the Adviser voted proxies for the securities held in the client’s account.

Recordkeeping

Pursuant to Section 204-2 of the Investment Advisers Act of 1940, the Adviser shall maintain records relating to the implementation of these Proxy Voting Policies and Procedures, including:

•	A copy of these Proxy Voting Policies and Procedures;

•	Proxy statements received regarding client securities that are not otherwise available on EDGAR or maintained by a third party;

•	A record of each vote cast (which may be maintained by a third party);

•	A copy of any documentation created by the Adviser that memorializes or was otherwise material to a decision on how to vote a proxy on behalf of a client; and

•	Each written client request for proxy voting records and the Adviser’s response to any such client request for such records.

Such records shall be maintained for a period of five (5) years, with the first two (2) years in an easily accessible place.

The Chief Compliance Officer (or designee) is to confirm that the various provisions of this Proxy Voting Policy have been upheld. Testing will be conducted by the CCO or designee, and will be evidenced in the Compliance Test Plan.

Revised February 2010

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Sun Capital Advisers LLC Voting Guidelines	Exhibit A

Composition and Role of the Board of Directors

¡	Election of Directors	For
¡	Repeal Classified Board	For
¡	Adopt Director Tenure/Retirement Age	Against
¡	Minimum Stock Ownership by Directors	For
¡	Adopt Director & Officer Indemnification	For
¡	Allow Special Interest Representation to Board	Against
¡	Require Board Independence	For
¡	Require Board Committees to be Independent	For
¡	Require a Separation of Chair and CEO or Require a Lead Director	For
¡	Boards not Amending Policies That are Supported by a Majority of Shareholders	Withhold vote*
* on all Directors seeking election the following year
¡	Approve Directors’ Fees	For
¡	Approve Bonuses for Retiring Directors	Against
¡	Elect Supervisory Board/Corporate Assembly	For
¡	Fix Board Size or Designate a Range for Board Size	For
¡	Permit Management to Alter Board Size without Shareholder Approval	Against
¡	Directors May Be Removed Only For Cause	Against
¡	Permit Shareholders to Elect Directors to Fill Board Vacancies	For

Management Compensation

¡	Adopt/Amend Stock Option Plans	Case-by-Case
¡	Adopt/Amend Employee Stock Purchase Plans	For
¡	Eliminate Golden Parachutes	For
¡	Expense Future Stock Options	For
¡	Shareholder Approval of All Stock Option Plans	For
¡	Shareholder Approval of Future Severance Agreements Covering Senior Executives	For
¡	Recommend Senior Executives Own and Hold Company Stock, not including Options	For

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¡	Disclose All Executive Compensation	For
¡	Implement a 401(k) Savings Plan for Employees	For

Reporting of Results

¡	Approve Financial Statements	For
¡	Set Dividends and Allocate Profits	For
¡	Limit Non-Audit Services Provided by Auditors	For
¡	Ratify Selection of Auditors and Set Their Fees	For
¡	Elect Statutory Auditors	For

Shareholder Voting Rights

¡	Adopt Cumulative Voting	Against
¡	Redeem or Vote on Poison Pill	For
¡	Authorize Blank Check Preferred Stock	Against
¡	Eliminate Right to Call a Special Meeting	Against
¡	Increase Supermajority Vote Requirement	Against
¡	Adopt Anti-Greenmail Provision	For
¡	Restore Preemptive Rights	Case-by-Case
¡	Adopt Confidential Voting	For
¡	Approve Unequal Voting Rights	Against
¡	Remove Right to Act by Written Consent	Against
¡	Approve Binding Shareholder Proposals	Case-by-Case
¡	Submit Poison Pill for Shareholder Ratification	For

Capital Structure

¡	Increase Authorized Common Stock	Case-by-Case
¡	Approve Merger or Acquisition	Case-by-Case
¡	Approve Technical Amendments to Charter	Case-by-Case
¡	Opt Out of State Takeover Statutes	For
¡	Consider Non-Financial Effects of Mergers	Against

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¡	Authorize Share Repurchase	For
¡	Authorize Trade in Company Stock	For
¡	Issue Debt Instruments	For
¡	Create New Class of Common Stock with Superior Voting Rights	Against
¡	Increase Authorized Common Stock for the Explicit Purpose of Implementing a Shareholder Rights Plan (Poison Pill)	Against
¡	Implement a Reverse Stock Split when the Number of Authorized Shares will be Proportionately Reduced	For
¡	Implement Reverse Stock Split to Avoid Delisting	For

Social Issues

¡	Endorse the Ceres Principles	Case-by-Case
¡	Disclose Political and PAC Gifts	For
¡	Require Adoption of International Labor Organization’s Fair Labor Principles	Case-by-Case

Miscellaneous

¡	Approve Other Business	Abstain
¡	Approve Reincorporation	Case-by-Case
¡	Authorize Management to Adjourn Meeting	Against
¡	Change Company Name	For

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EXHIBIT B

AllianceBernstein L.P.

Proxy Voting Policies and Procedures

(As of 2011)

1.	Introduction

As a registered investment adviser, AllianceBernstein L.P. (“AllianceBernstein”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are intended to maximize shareholder value. We consider ourselves shareholder advocates and take this responsibility very seriously. Consistent with these obligations, we will disclose our clients’ voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the Proxy Committee may, after careful consideration, choose to respond to surveys regarding past votes.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein’s investment groups investing on behalf of clients in both U.S. and non-U.S. securities.

2.	Proxy Policies

Our proxy voting policies are principle-based rather than rules-based. We adhere to a core set of principles that are described in this Statement and in our Proxy Voting Manual. We assess each proxy proposal in light of those principles. Our proxy voting “litmus test” will always be what we view as most likely to maximize shareholder value. We believe that authority and accountability for setting and executing corporate policies, goals and compensation should generally rest with the board of directors and senior management. In return, we support strong investor rights that allow shareholders to hold directors and management accountable if they fail to act in the best interests of shareholders. In addition, when a company engages in illegal activities or other anti-social behavior, we exercise our proxy voting rights considering such behavior.

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to make voting decisions that are in our clients’ best interests. In reviewing proxy issues, we will apply the following general policies:

2.1.	Corporate Governance

AllianceBernstein’s proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to shareholders. We favor proposals promoting transparency and accountability within a company. We support the appointment of a majority of independent directors on key committees and generally support separating the

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positions of chairman and chief executive officer, except in cases where a company has sufficient counter-balancing governance in place. Because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we generally will support shareholder proposals which request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast. Furthermore, we have written to the SEC in support of shareholder access to corporate proxy statements under specified conditions with the goal of serving the best interests of all shareholders.

2.2.	Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. Therefore, we may withhold votes for directors (or vote against directors in non-U.S. markets) who fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. (We may vote against directors under these circumstances if the company has adopted a majority voting policy because, if a company has adopted such a policy, withholding votes from directors is not possible.) In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse, and we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement. Also, we will generally not withhold votes for directors who meet the definition of independence promulgated by the primary exchange on which the company’s shares are traded or set forth in the code we determine to be best practice in the country where the subject company is domiciled. Finally, because we believe that cumulative voting in single shareholder class structures provides a disproportionately large voice to minority shareholders in the affairs of a company, we will generally vote against such proposals and vote for management proposals seeking to eliminate cumulative voting. However, in dual class structures (such as A&B shares) where the shareholders with a majority economic interest have a minority voting interest, we will generally vote in favor of cumulative voting.

2.3.	Appointment of Auditors

AllianceBernstein believes that the company is in the best position to choose its auditors, so we will generally support management's recommendation. However, we recognize that there are inherent conflicts when a company’s independent auditor performs substantial non-audit services for the company. The Sarbanes-Oxley Act of 2002 prohibits certain categories of services by auditors to U.S. issuers, making this issue less prevalent in the U.S. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees and whether there are other reasons for us to question the independence or performance of the auditors.

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2.4.	Changes in Legal and Capital Structure

Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with management’s recommendations on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition, or provide a sufficient number of shares for an employee savings plan, stock option plan or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

2.5.	Corporate Restructurings, Mergers and Acquisitions

AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

2.6.	Proposals Affecting Shareholder Rights

AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

2.7.	Anti-Takeover Measures

AllianceBernstein believes that measures that impede corporate transactions (such as takeovers) or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. Therefore, we will generally oppose proposals, regardless of whether they are advanced by management or shareholders, when their purpose or effect is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the

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authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8.	Executive Compensation

AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefits offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that allow stock options to be granted with below market value exercise prices on the date of issuance or permit re-pricing of underwater stock options without shareholder approval. Other factors such as the company’s performance and industry practice will generally be factored into our analysis. In markets where remuneration reports are not required for all companies, we will generally support shareholder proposals asking the board to adopt a policy (i.e., “say on pay”) that the company’s shareholders be given the opportunity to vote on an advisory resolution to approve the compensation committee’s report. Although “say on pay” votes are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that management and shareholders meet their common objective: maximizing the value of the company. In markets where votes to approve remuneration reports are required, we review the reports on a case-by-case basis. With respect to companies that have received governmental assistance through government programs such as TARP, we will generally oppose shareholder proposals that seek to impose greater executive compensation restrictions on subject companies than are required under the applicable program because such restrictions could create a competitive disadvantage for the subject company. We believe the U.S. Securities and Exchange Commission (“SEC”) took appropriate steps to ensure more complete and transparent disclosure of executive compensation when it issued modified executive compensation and corporate governance disclosure rules in 2006 and February 2010. Therefore, while we will consider them on a case-by-case basis, we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules. Finally, we will support requiring a shareholder vote on management proposals to provide severance packages that exceed 2.99 times the sum of an executive officer’s base salary plus bonus that are triggered by a change in control. Finally, we will support shareholder proposals requiring a company to expense compensatory employee stock options (to the extent the jurisdiction in which the company operates does not already require it) because we view this form of compensation as a significant corporate expense that should be appropriately accounted for.

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2.9.	Social and Corporate Responsibility

These types of shareholder proposals often raise complex and controversial issues that may have both a financial and non-financial effect on the company. They reflect increasing shareholder concern about Socially Responsible Investing, which may include environmental, social and governance-related issues, as well as other forms of responsible investing and proxy voting. These proposals present a special set of challenges because, beyond distinctions between legal and illegal activity, perspectives on social good vary widely, not only across borders but also from shareholder to shareholder.

Maximizing long-term shareholder value is the overriding concern in considering these proposals, so AllianceBernstein will review and analyze them on a case-by-case basis to determine what effect, if any, they will have on the future earnings of the company. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company with no discernable benefits to shareholders. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

3.	Proxy Voting Procedures

3.1.	Proxy Voting Committee

In addition to our firm-wide proxy voting policies, our proxy voting committee (“Proxy Committee”) is directly involved in the decision-making process to ensure that our votes are guided by the investment professionals who are most familiar with a given company. The Proxy Committee includes senior investment professionals from both value and growth equities. Different investment philosophies may occasionally result in different conclusions being drawn regarding certain proposals and, in turn, may result in the Proxy Committee making different voting decisions on the same proposal for value and growth holdings. Nevertheless, the Proxy Committee always votes proxies with the goal of maximizing the value of the securities in client portfolios.

In addition to senior investment professionals, the Proxy Committee also consists of members of the Legal and Compliance Department. It is the responsibility of the Proxy Committee to evaluate and maintain proxy voting procedures and guidelines, to evaluate proposals and issues not covered by these guidelines, to consider changes in policy and to review the Proxy Voting Statement and this manual no less frequently than annually. In addition, the Proxy Committee meets as necessary to address special situations.

3.2.	Conflicts of Interest

AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage or administer, who distributes AllianceBernstein-sponsored mutual funds, or with whom we have, or one of our employees has, a business or personal relationship that may affect (or may be reasonably viewed as affecting) how we vote on the issuer’s proxy. Similarly, AllianceBernstein may have a potentially material conflict of

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interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted based solely on our clients’ best interests. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interest, including: (i) on an annual basis, the Proxy Committee taking reasonable steps to evaluate (A) the nature of AllianceBernstein’s and our employees’ material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and (B) any client that has sponsored or has a material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the Proxy Committee any potential conflict that he or she is aware of (including personal relationships) and any contact that he or she has had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients’ best interests.

Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the Proxy Committee takes reasonable steps to verify that any third party research service is, in fact, independent taking into account all of the relevant facts and circumstances. This includes reviewing the third party research service’s conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make recommendations in an impartial manner and in the best interests of our clients.

3.3.	Proxies of Certain Non-U.S. Issuers

Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e., not being able to sell the shares during this period). Accordingly, if share blocking is required we generally choose not to vote those shares.

AllianceBernstein seeks to vote all proxies for securities held in client accounts for which we have proxy voting authority. However, in non-US markets administrative issues beyond our control may at times prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices after the cut-off date for voting or without sufficient time to fully consider the

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proxy. As another example, certain markets require periodic renewals of powers of attorney that local agents must have from our clients prior to implementing AllianceBernstein’s voting instructions.

3.4.	Loaned Securities

Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

3.5.	Proxy Voting Records

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, go to the Securities and Exchange Commission’s web site at www.sec.gov or call AllianceBernstein at (800) 227-4618.

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EXHIBIT C

BlackRock Advisors, LLC

Proxy Voting Policies and Procedures

(As of December 2009)

1. INTRODUCTION TO BLACKROCK

BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world. With more than $3.3 trillion1 in assets under management, BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds. Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients with portfolios totaling approximately US$7.25 trillion.1

2. PHILOSOPHY ON CORPORATE GOVERNACE

BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients. We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.

We believe that there are certain fundamental rights attached to share ownership: companies should be accountable to shareholders for the use of their money, companies and their boards should be structured with appropriate checks and balances to ensure that they operate in shareholders’ interests, effective voting rights are central to the rights of ownership and there should be one vote for one share. Key elements of shareholder protection include protection against excessive dilution, the election of directors and the appointment of auditors. Specifically, shareholders should have the right to elect, remove and nominate directors and to amend the corporate charter or by-laws. Shareholders should also be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, the distribution of income and the capital structure. In order to exercise these rights in their own best interests, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the performance of the company and management.

Our focus is on the board of directors, as the agents of shareholders, who should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed. The board should provide direction and leadership to the management and oversee their performance. Our starting position is to be supportive of boards in their oversight efforts on our behalf and the items of business they put to a shareholder vote at shareholder meetings. Votes against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns communicated to it regarding the strategy or management of a company.

These principles set out our approach to engaging with companies, provide guidance on our position on the key aspects of corporate governance and outline how these might be reflected in our voting decisions. Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market. However, we do believe that there are some overarching principles of corporate governance that apply globally. We assess voting matters on a case-by-case basis and in light of a company’s unique circumstances. We are interested to understand from the company’s reporting the approach taken, particularly where it is different from the usual market practice and to understand how it benefits shareholders.

BlackRock also believes that shareholders are responsible for exercising oversight of, and promoting due care in, the stewardship of their investment in a company. These ownership responsibilities include, in our view, engaging in

[1]	Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management at BlackRock, Inc. and Barclays Global Investors, N.A.

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certain circumstances with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy framework consistent with promoting long-term shareholder value creation. Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures. BlackRock’s approach to oversight in relation to its corporate governance activities is set out in section 4.

3. CORPORATE GOVERNANCE, ENGAGEMENT AND VOTING

We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles. The primary objective of our corporate governance activities is the protection and enhancement of our clients’ investments in public corporations. Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation. We discuss below the principles under six key themes. In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:

Boards and directors

Accounting and audit-related issues

Capital structure, mergers, asset sales and other special transactions

Remuneration and benefits

Social, ethical and environmental issues

General corporate governance matters

At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders. Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders we will engage with the company and/or use our vote to encourage better practice. In making voting decisions, we take into account research from external proxy advisors, other internal and external research and academic articles, information published by the company or provided through engagement and the views of our equity portfolio managers.

BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed. Engagement also allows us to share our philosophy and approach to investment and corporate governance with issuers to enhance their understanding of our objectives. There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.

(vii)	Boards and directors

The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests. Board members serve as agents of shareholders in overseeing the operation and strategic direction of the company. For this reason, BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.

We expect the board of directors to promote and protect shareholder interests by:

establishing an appropriate corporate governance structure;

overseeing and supporting management in setting strategy;

ensuring the integrity of financial statements;

making decisions regarding mergers, acquisitions and disposals;

establishing appropriate executive compensation structures; and

addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.

There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted. Companies should report

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publicly the approach taken to governance (including in relation to board structure) and why this approach is in the interest of shareholders. We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members. Concerns about individual board directors may include their membership on the board of a different company where that board has performed poorly and failed to protect shareholder interests.

BlackRock believes that directors should stand for re-election on a regular basis. We assess directors nominated for election or re-election in the context of the composition of the board as a whole. There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee. We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders. Common impediments to independence include but are not limited to:

current employment at the company or a subsidiary;

former employment within the past several years as an executive of the company;

providing substantial professional services to the company and/or members of the company’s management;

having had a substantial business relationship in the past three years;

having, or representing a shareholder with, a substantial shareholding in the company;

being an immediate family member of any of the aforementioned; and

interlocking directorships.

BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it. Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations. The lead independent board director should be available to shareholders where they have concerns that they wish to discuss.

To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning. We believe that directors are in the best position to assess the optimal size for the board but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors. BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters. In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.

(viii)	Accounting and audit-related issues

BlackRock recognizes the critical importance of financial statements which provide a complete and accurate picture of a company’s financial condition. We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function. We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, we believe it is important that auditors are, and are seen to be, independent. Where the audit firm provides services to the company in addition to the audit the fees earned should be disclosed and explained. Audit committees should also have in place a procedure for assuring annually the independence of the auditor.

(ix)	Capital structure, merger, asset sales and other special transactions

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The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emption rights are a key protection for shareholders against the dilution of their interests.

In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders. Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it. We will review the transaction to determine the degree to which the proposed transaction enhances long term shareholder value. We would prefer that such transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own. Where the transaction does involve related parties we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. We believe that shareholders are broadly capable of making decisions in their own best interests. We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

(x)	Remuneration and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests. We would expect the compensation committee to take into account the specific circumstances of the company and the key individuals the board is trying to incentivize. We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice. We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders. We are not supportive of one-off or special bonuses unrelated to company or individual performance. We support incentive plans that payout rewards earned over multiple and extended time periods. We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract. Finally, pension contributions should be reasonable in light of market practice.

Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

(xi)	Social, ethical, and environmental issues

Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf. It is within this context that we undertake our corporate governance activities. We believe that well-managed companies will deal effectively with the social, ethical and environmental (SEE) aspects of their businesses.

BlackRock expects companies to identify and report on the key, business-specific SEE risks and opportunities and to explain how these are managed. This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company. The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place. This helps shareholders assess how well management are dealing with the SEE aspects of the business. Any global standards adopted should also be disclosed and discussed in this context.

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We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately. Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters. In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and substantial economic disadvantage to the company if the issue is not addressed.

More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.

We do not see it as our role to make social, ethical or political judgments on behalf of clients. We expect investee companies to comply, as a minimum, with the laws and regulations of the jurisdictions in which they operate. They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

(xii)	General corporate governance matters

BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and situation of the companies in which they invest. In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these. The reporting and disclosure provided by companies forms the basis on which shareholders can assess the extent to which the economic interests of shareholders have been protected and enhanced and the quality of the board’s oversight of management. BlackRock considers as fundamental, shareholders’ rights to vote, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

4. BLACKROCK’S OVERSIGHT OF ITS CORPORATE GOVERNANCE ACTIVITIES

(xiii)	Oversight

BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes. The Global Corporate Governance Group reports in to the equity business and is considered an investment function. BlackRock maintains regional oversight committees (“corporate governance committees”) for the Americas, Europe, Asia ex-Japan, Japan, and Australia/New Zealand, consisting of senior BlackRock investment professionals. All the regional committees report up to the Global Corporate Governance Committee which is composed of the Chair and Vice-Chair of each regional committee. The committees review and approve amendments to the BlackRock Guidelines and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines. The Global Head leads a team of dedicated BlackRock employees without sales responsibilities (“Corporate Governance Group”) to carry out engagement, voting and vote operations in a manner consistent with the committees’ mandate. The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance. The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast. The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision. The Committees likewise retain the authority to, among other things, deliberate or otherwise act directly on specific proxies as they deem appropriate. BlackRock's Equity Investment Portfolio Oversight Committee (EIPOC) oversees certain aspects of the Global Corporate Governance Committee and the corporate governance function’s activities.

(xiv)	Vote execution

BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its

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independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its proxy voting guidelines (“Guidelines”) for the relevant market. The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees. The committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.

In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis. In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those funds, on how best to maximize economic value in respect of a particular investment. Accordingly, portfolio managers retain full discretion to vote the shares in the funds they manage based on their analysis of the economic impact of a particular ballot item.

(xv)	Conflicts management

BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock's proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock's affiliates, a Fund or a Fund's affiliates. Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

i)	BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Global Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each committee’s jurisdiction.

ii)	The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context. The Corporate Governance Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the voting process. In addition, the Committee receives periodic reports regarding the specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Committee.

iii)	BlackRock’s Global Corporate Governance Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees. The Global Corporate Governance Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.

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iv)	BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities. In addition, BlackRock maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder. Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure proxy-related client service levels are met. The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.

v)	In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies, or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination. Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock, or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions. In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

(xvi)	Voting guidelines

The attached issue-specific voting Guidelines for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. These Guidelines are not intended to be exhaustive. BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

(xvii)	Reporting

We report our proxy voting activity directly to clients and publically as required. In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

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EXHIBIT D

Columbia Management Investment Advisers, LLC

Proxy Voting Policies and Procedures

(As of January 2012)

General. The policy of Columbia Management Investment Advisers, LLC (CMIA) is to vote all proxies for fund securities in a manner considered by CMIA to be in the best economic interests of its clients, including the funds that it subadvises, without regard to any benefit or detriment to CMIA, its employees or its affiliates. The best economic interests of clients is defined for this purpose as the interest of enhancing or protecting the value of client accounts, considered as a group rather than individually, as CMIA determines in its discretion. CMIA endeavors to vote all proxies of which it becomes aware prior to the vote deadline; provided, however, that in certain circumstances CMIA may refrain from voting securities. For instance, CMIA may refrain from voting foreign securities if it determines that the costs of voting outweigh the expected benefits of voting and typically will not vote securities if voting would impose trading restrictions. In addition, CMIA will generally refrain from recalling portfolio securities on loan to vote proxies.

Oversight. The operation of CMIA’s proxy voting policy and procedures is overseen by a committee (the Proxy Voting Committee) composed of representatives of CMIA’s equity investments, equity research, compliance, legal and operations functions. The Proxy Voting Committee has the responsibility to review, at least annually, CMIA’s proxy voting policies to ensure consistency with internal policies, regulatory requirements, conflicts of interest and client disclosures.

The Proxy Voting Committee also develops predetermined voting guidelines used to vote securities. The voting guidelines indicate whether to vote for, against or abstain from particular proposals, or whether the matter should be considered on a case-by-case basis. The Proxy Voting Committee may determine to vote differently from the guidelines on particular proposals in the event it determines that doing so is in the clients’ best economic interests. CMIA may also consider the voting recommendations of analysts, portfolio managers and information obtained from outside resources, including one or more third-party research providers. When proposals are not covered by the voting guidelines or a voting determination must be made on a case-by-case basis, a portfolio manager or analyst will make the voting determination based on his or her determination of the clients’ best economic interests. In addition, the Proxy Voting Committee may determine proxy votes when proposals require special consideration.

Addressing Conflicts of Interest. CMIA seeks to address potential material conflicts of interest by having predetermined voting guidelines. In addition, if CMIA determines that a material conflict of interest exists, CMIA will invoke one or more of the following conflict management practices: (i) causing the proxies to be voted in accordance with the recommendations of an independent third party (which may be CMIA’s proxy voting administrator or research provider); (ii) causing the proxies to be delegated to an independent third party (which may be CMIA’s proxy voting administrator or research provider); and (iii) in unusual cases, with the client’s consent and upon ample notice, forwarding the proxies to CMIA’s clients so that they may vote the proxies directly. A member of the Proxy Voting Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Voting Committee or its members are required to disclose to the committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

Proxy Voting Agents. CMIA has retained Institutional Shareholder Services Inc., a third-party vendor, as its proxy voting administrator to implement its proxy voting process and to provide recordkeeping and vote disclosure services. CMIA has retained both Institutional Shareholder Services Inc. and Glass-Lewis & Co. to provide proxy research services.

Proxy Voting Guidelines – Effective January 1, 2012. Set forth below are guidelines adopted and used by CMIA (the Adviser, We, Us or Our) in voting proxies (the Guidelines). The Guidelines are organized by issue and present certain factors that may be considered in making proxy voting determinations. The Adviser may, in exercising its fiduciary discretion, determine to vote any proxy in a manner contrary to these Guidelines.

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Directors, Boards, Committees

Elect Directors

In a routine election of directors, the Adviser generally votes FOR the slate nominated by the nominating committee of independent directors, who are in the best position to know what qualifications are needed for each director to contribute to an effective board. The Adviser generally will WITHHOLD support from a nominee who fails to meet one or more of the following criteria:

Independence – A nominee who is deemed an affiliate of the company by virtue of a material business, familial or other relationship with the company but is otherwise not an employee.

Attendance – A nominee who failed to attend at least 75% of the board’s meetings.

Over Boarding – A nominee who serves on more than four other public company boards or an employee director nominee who serves on more than two other public company boards.

Committee Membership – A nominee who has been assigned to the audit, compensation, nominating, or governance committee if that nominee is not independent of management, or if the nominee does not meet the specific independence and experience requirements for audit committees or the independence requirements for compensation committees.

Audit Committee Chair – A nominee who serves as audit committee chair where the committee failed to put forth shareholder proposals for ratification of auditors.

Board Independence – A nominee of a company whose board as proposed to be constituted would have more than one-third of its members from management.

Interlocking Directorship – A nominee who is an executive officer of another company on whose board one of the company’s executive officers sits.

Poor Governance – A nominee involved with options backdating, financial restatements or material weakness in controls, approving egregious compensation, or who has consistently disregarded the interests of shareholders.

The Adviser will vote on a CASE-BY-CASE basis on any director nominee who meets the aforementioned criteria but whose candidacy has otherwise been identified by the third party research provider as needing further consideration for any reason not identified above.

In the case of contested elections, the Adviser will vote on a CASE-BY-CASE basis, taking into consideration the above criteria and other factors such as the background of the proxy contest, the performance of the company, current board and management, and qualifications of nominees on both slates.

Shareholder Nominations for Director

The Adviser will vote on a CASE-BY-CASE basis for shareholder-nominated candidates for director, taking into account various factors including, but not limited to: company performance, the circumstances compelling the nomination by the shareholder, composition of the incumbent board, and the criteria listed above the Adviser uses to evaluate nominees.

Shareholder Nominations for Director – Special Criteria

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on the view that board nominating committees are responsible for establishing and implementing policies regarding the composition of the board and are therefore in the best position to make determinations with respect to special nominating criteria.

Director Independence and Committees

The Adviser generally will vote FOR proposals that require all members of a board’s key committees (audit, compensation, nominating or governance) be independent from management.

Independent Board Chair / Lead Director

The Adviser generally will vote FOR proposals supporting an independent board chair or lead director and FOR the separation of the board chair and CEO roles, as independent board leaders foster the effectiveness of the independent directors and ensure appropriate oversight of management.

Removal of Directors

The Adviser generally will vote FOR proposals that amend governing documents to grant or restore shareholder ability to remove directors with cause, and AGAINST proposals that provide directors may be removed only by

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supermajority vote. The Adviser will vote on a CASE-BY-CASE basis on proposals calling for removal of specific directors.

Board Vacancies

The Adviser generally votes in accordance with recommendations made by its third party research provider in the case of vacancies filled by continuing directors, taking into account factors including whether the proposal is in connection with a proxy contest or takeover situation.

Cumulative Voting

In the absence of proxy access rights or majority voting, the Adviser generally will vote FOR the restoration or provision for cumulative voting and AGAINST its elimination.

Majority Voting

The Adviser generally will vote FOR amendments to governing documents that provide that nominees standing for election to the board must receive a majority of votes cast in order to be elected to the board.

Number of Directors

The Adviser generally will vote FOR amendments to governing documents that provide directors the authority to adjust the size of the board to adapt to needs that may arise.

Term Limits

The Adviser generally will vote AGAINST proposals seeking to establish a limit on director terms or mandatory retirement.

General Corporate Governance

Right to Call a Special Meeting

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption, considering factors such as proposed ownership threshold, company size, and shareholder ownership, but will not support proposals allowing for investors with less than 10% ownership to call a special meeting.

Eliminate or Restrict Right to Call Special Meeting

The Adviser will generally vote AGAINST proposals to eliminate the right of shareholders to call special meetings.

Lead Independent Director Right to Call Special Meeting

The Adviser will generally vote FOR governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

Adjourn Meeting

The Adviser will vote on a CASE-BY-CASE basis on adjournment proposals and generally in the same direction as the primary proposal (i.e., if supporting the primary proposal, favor adjournment; if not supporting the primary proposal, oppose adjournment).

Other Business

The Adviser generally will vote AGAINST proposals seeking to give management the authority to conduct or vote on other business at shareholder meetings on the grounds that shareholders not present at the meeting would be unfairly excluded from such deliberations.

Eliminate or Restrict Action by Written Consent

The Adviser will generally vote AGAINST proposals to eliminate the right of shareholders to act by written consent since it may be appropriate to take such action in some instances.

Vote Unmarked Proxies

The Adviser generally will vote FOR proposals prohibiting voting of unmarked proxies in favor of management.

Proxy Contest Advance Notice

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The Adviser generally will vote AGAINST proposals to amend governing documents that require advance notice for shareholder proposals or director nominees beyond notice that allows for sufficient time for company response, SEC review, and analysis by other shareholders.

Minimum Stock Ownership

The Adviser will vote on a CASE-BY-CASE basis on proposals regarding minimum stock ownership levels.

Director and Officer Indemnification

The Adviser will generally vote FOR the provision of a maximum dollar amount that can be obtained through the course of legal action from a director or officer who acts in good faith and does not benefit from a transaction.

Confidential Voting

The Adviser generally will vote FOR actions that ensure all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law. The Adviser supports the proposal to minimize pressure on shareholders, particularly employee shareholders.

Miscellaneous Governing Document Amendments

The Adviser generally will vote FOR bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

Change Company Name

The Adviser will generally vote FOR routine business matters such as changing the company’s name.

Approve Minutes

The Adviser will generally vote FOR routine procedural matters such as approving the minutes of a prior meeting.

Change Date/Time/Location of Annual Meeting

The Adviser will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Approve Annual, Financial and Statutory Reports

The Adviser generally will vote FOR proposals to approve the annual reports and accounts, financial and statutory reports, provided companies required to comply with U.S. securities laws have included the certifications required by the Sarbanes Oxley Act of 2002.

Compensation

Approve or Amend Omnibus Equity Compensation Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption or amendments to omnibus (general) equity compensation plans for employees or non-employee directors if they are reasonable and consistent with industry and country standards, and AGAINST compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features.

Approve or Amend Stock Option Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including cost, size, and pattern of grants in comparison to peer groups, history of repricing, and grants to senior executives and non-employee directors.

Approve or Amend Employee Stock Purchase Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including the plan’s cost to shareholders, whether those costs are in line with the company’s peer’s plans, and whether the plan requires shareholder approval within five years.

Approve or Amend Performance-Based 162(m) Compensation Plan

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The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors that consider the goal of the plan and in particular the linkage between potential payments to senior executives and the attainment of preset performance-based metrics.

Approve or Amend Restricted Stock Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which considers such factors as the balance of all equity grants and awards, the term and other restrictions in place for restricted stock.

Stock Option Repricing or Exchanges

The Adviser generally votes in accordance with recommendations made by its third party research provider on matters relating to the repricing of stock options, which are typically based on factors such as whether the amending terms lead to a reduction in shareholder rights, allow the plan to be amended without shareholder approval, or change the terms to the detriment of employee incentives such as excluding a certain class or group of employees. The Adviser generally will vote FOR proposals to put stock option repricings to a shareholder vote.

Performance-Based Stock Options

The Adviser will vote on a CASE-BY-CASE basis regarding proposals urging that stock options be performance-based rather than tied to the vagaries of the stock market.

Ban Future Stock Option Grants

The Adviser generally will vote AGAINST proposals seeking to ban or eliminate stock options in equity compensation plans as such an action would preclude the company from offering a balanced compensation program.

Require Stock Retention Period

The Adviser generally will vote FOR proposals requiring senior executives to hold stock obtained by way of a stock option plan for a minimum of three years.

Require Approval of Extraordinary Benefits

The Adviser generally will vote FOR proposals specifying that companies disclose any extraordinary benefits paid or payable to current or retired senior executives and generally will vote AGAINST proposals requiring shareholder approval of any such extraordinary benefits.

Pay for Performance

The Adviser will vote on a CASE-BY-CASE basis regarding proposals seeking to align executive compensation with shareholders’ interests.

Say on Pay

The Adviser generally votes in accordance with recommendations made by its third party research provider, taking into consideration the company’s pay for performance results and certain elements of the Compensation Discussion and Analysis disclosure.

Executive Severance Agreements

The Adviser generally votes in accordance with recommendations made by its third party research provider on these proposals regarding approval of specific executive severance arrangements in the event of change in control of a company or due to other circumstances.

Approve or Amend Deferred Compensation Plans for Directors

The Adviser generally will vote FOR approval or amendments to deferred compensation plans for non-employee directors, so that they may defer compensation earned until retirement.

Set Director Compensation

The Adviser generally will vote AGAINST proposals that seek to limit director compensation or mandate that compensation be paid solely in shares of stock.

Director Retirement Plans

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The Adviser will generally vote AGAINST the adoption or amendment of director retirement plans on the basis that directors should be appropriately compensated while serving and should not view service on a board as a long-term continuing relationship with a company.

Business Entity and Capitalization

Common or Preferred Stock – Increase in Authorized Shares or Classes

The Adviser will vote on a CASE-BY-CASE basis regarding proposals to increase authorized shares of common stock or to add a class of common stock, taking into consideration the company’s capital goals that may include stock splits, stock dividends, or financing for acquisitions or general operations. With respect to proposals seeking to increase authorized shares of preferred stock, to add a class of preferred stock, to authorize the directors to set the terms of the preferred stock or to amend the number of votes per share of preferred stock, The Adviser will vote on a CASE-BY-CASE basis on the grounds that such actions may be connected to a shareholder rights’ plan that the Adviser also will consider on a CASE-BY-CASE basis.

Common or Preferred Stock – Decrease in Authorized Shares or Classes

The Adviser generally will vote FOR proposals seeking to decrease authorized shares of common or preferred stock or the elimination of a class of common or preferred stock.

Common Stock – Change in Par Value

The Adviser generally will vote FOR proposals to change the par value of the common stock, provided that the changes do not cause a diminution in shareholder rights.

Authorize Share Repurchase Program

The Adviser generally will vote FOR proposals to institute or renew open market share repurchase plans in which all shareholders may participate on equal terms.

Stock Splits

The Adviser generally will vote FOR stock split proposals on the grounds that they intended to encourage stock ownership of a company.

Private Placements, Conversion of Securities, Issuance of Warrants or Convertible Debentures

The Adviser will generally vote FOR the issuance of shares for private placements, the conversion of securities from one class to another, and the issuance of warrants or convertible debentures on the grounds that such issuances may be necessary and beneficial for the financial health of the company and may be a low cost source of equity capital. The Adviser will generally vote AGAINST any such issuance or related action if the proposal would in any way result in new equity holders having superior voting rights, would result in warrants or debentures, when exercised, holding in excess of 20 percent of the currently outstanding voting rights, or if the proposal would in any way diminish the rights of existing shareholders.

Issuance of Equity or Equity-Linked Securities without Subscription Rights (Preemptive Rights)

The Adviser generally will vote FOR proposals that seek shareholder approval of the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities that are free of subscription (preemptive) rights on the grounds that companies must retain the ability to issue such securities for purposes of raising capital. The Adviser generally will vote AGAINST any proposal where dilution exceeds 20 percent of the company’s outstanding capital.

Recapitalization

The Adviser generally will vote FOR recapitalization plans that combine two or more classes of stock into one class, or that authorize the company to issue new common or preferred stock for such plans. The Adviser generally will vote AGAINST recapitalization plans that would result in the diminution of rights for existing shareholders.

Merger Agreement

The Adviser will vote on a CASE-BY-CASE basis on proposals seeking approval of a merger or merger agreement and all proposals related to such primary proposals, taking into consideration the particular facts and circumstances of the proposed merger and its potential benefits to existing shareholders.

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Going Private

The Adviser will vote on a CASE-BY-CASE basis on proposals that allow listed companies to de-list and terminate registration of their common stock, taking into consideration the cash-out value to shareholders, and weighing the value in continuing as a publicly traded entity.

Reincorporation

The Adviser will vote on a CASE-BY-CASE basis on reincorporation proposals, taking into consideration whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights. The Adviser will generally vote AGAINST the proposal unless the long-term business reasons for doing so are valid. The Adviser will generally vote FOR proposals to consider reincorporating in the United States if a company left the country for the purpose of avoiding taxes.

Bundled Proposals

The Adviser generally votes in accordance with recommendations made by its third party research provider on “bundled” or otherwise conditioned proposals, which are determined depending on the overall economic effects to shareholders.

Defense Mechanisms

Shareholder Rights’ Plan (Poison Pill)

The Adviser will vote on a CASE-BY-CASE basis regarding management proposals seeking ratification of a shareholder rights’ plan, including a net operating loss (NOL) shareholder rights’ plan, or stockholder proposals seeking modification or elimination of any existing shareholder rights’ plan.

Supermajority Voting

The Adviser generally will vote FOR the elimination or material diminution of provisions in company governing documents that require the affirmative vote of a supermajority of shareholders for approval of certain actions, and generally will vote AGAINST the adoption of any supermajority voting clause.

Control Share Acquisition Provisions

The Adviser generally will vote FOR proposals to opt out of control share acquisition statutes and will generally vote AGAINST proposals seeking approval of control share acquisition provisions in company governing documents on the grounds that such provisions may harm long-term share value by effectively entrenching management. The ability to buy shares should not be constrained by requirements to secure approval of the purchase from other shareholders.

Anti-Greenmail

The Adviser generally will vote FOR proposals to adopt anti-greenmail governing document amendments or to otherwise restrict a company’s ability to make greenmail payments.

Classification of Board of Directors

The Adviser generally will vote FOR proposals to declassify a board and AGAINST proposals to classify a board, absent special circumstances that would indicate that shareholder interests are better served by voting to the contrary.

Auditors

Ratify or Appoint Auditors

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR ratification or appointment except in situations where there are questions about the relative qualification of the auditors, conflicts of interest, auditor involvement in significant financial restatements, option backdating, material weaknesses in controls, or situations where independence has been compromised.

Prohibit or Limit Auditor’s Non-Audit Services

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes AGAINST these proposals since it may be necessary or appropriate for auditors to

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provide a service related to the business of a company and that service will not compromise the auditors’ independence. In addition, Sarbanes-Oxley legislation spells out the types of services that need pre-approval or would compromise independence.

Indemnification of External Auditor

The Adviser will generally vote AGAINST proposals to indemnify external auditors on the grounds that indemnification agreements may limit pursuit of legitimate legal recourse against the audit firm.

Indemnification of Internal Auditor

The Adviser will generally vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

Social and Environmental

Disclose Social Agenda

The Adviser generally will ABSTAIN from voting on proposals that seek disclosure, often in the form of a report, on items such as military contracts or sales, environmental or conservation initiatives, business relationships with foreign countries, or animal welfare for the following reasons: a) our clients are likely to have different views of what is a socially responsible policy, b) whether social responsibility issues other than those mandated by law should be the subject of corporate policy, or c) because the impact of such disclosure on share value can rarely be anticipated with any degree of confidence.

Socially Responsible Investing

The Adviser generally will ABSTAIN from voting on proposals that seek to have a company take a position on social or environmental issues, for the reasons cited under ‘Disclose Social Agenda’ above.

Prohibit or Disclose Contributions and Lobbying Expenses

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically considers the proposal in the context of the company’s current disclosures, Federal and state laws, and whether the proposal is in shareholders’ best interests.

Disclose Prior Government Service

The Adviser generally will ABSTAIN from voting on proposals seeking the company to furnish a list of high-ranking employees who served in any governmental capacity over the last five years.

Change in Operations or Products Manufactured or Sold

The Adviser generally will ABSTAIN from voting on proposals seeking to change the way a company operates (e.g., protect human rights, sexual orientation, stop selling tobacco products, move manufacturing operations to another country, etc.).

Executive Compensation Report

The Adviser generally will vote AGAINST proposals seeking companies to issue a report on linkages between executive compensation and financial, environmental and social performance on the grounds that executive compensation is a business matter for the company’s board to consider.

Pay Equity

The Adviser will generally vote AGAINST proposals seeking a cap on the total pay and other compensation of its executive officers to no more than a specified multiple of the pay of the average employee of the company.

Foreign Issues

Foreign Issues - Directors, Boards, Committees

Approve Discharge of Management (Supervisory) Board

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR approval of the board, based on factors including whether there is an unresolved investigation or whether the board has participated in wrongdoing. This is a standard request in Germany and

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discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

Announce Vacancies on Management (Supervisory) Board

The Adviser generally will vote FOR proposals requesting shareholder approval to announce vacancies on the board, as is required under Dutch law.

Approve Director Fees

The Adviser generally votes in accordance with recommendations made by its third party research provider on proposals seeking approval of director fees.

Foreign Issues - General Corporate Governance

Digitalization of Certificates

The Adviser generally will vote FOR proposals seeking shareholder approval to amend a company's articles of incorporation to eliminate references to share certificates and beneficial owners, and to make other related changes to bring the articles in line with recent regulatory changes for Japanese companies.

Authorize Filing of Required Documents and Other Formalities

The Adviser generally will vote FOR proposals requesting shareholders authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law, as is required in France.

Propose Publications Media

The Adviser generally will vote FOR proposals requesting shareholders approve the designation of a newspaper as the medium to publish the company’s meeting notice, as is common in Chile and other countries.

Clarify Articles of Association or Incorporation

The Adviser generally will vote FOR proposals seeking shareholder approval of routine housekeeping of the company’s articles, including clarifying items and deleting obsolete items.

Update Articles of Association or Incorporation with Proxy Results

The Adviser generally will vote FOR proposals requesting shareholders approve changes to the company’s articles of association or incorporation to reflect the results of a proxy vote by shareholders, which is a routine proposal in certain country’s proxies.

Conform Articles of Association or Incorporation to Law or Stock Exchange

The Adviser generally will vote FOR proposals requesting shareholder approval to amend the articles of association or incorporation to conform to new requirements in local or national law or rules established by a stock exchange on which its stock is listed.

Authorize Board to Ratify and Execute Approved Resolutions

The Adviser generally will vote FOR proposals requesting shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting.

Prepare and Approve List of Shareholders

The Adviser generally votes FOR proposals requesting shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting, which is a routine formality in European countries.

Authorize Company to Engage in Transactions with Related Parties

The Adviser generally will vote FOR proposals requesting shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered “interested parties” as defined in Chapter 9A of the Listing Manual of the Stock Exchange of Singapore (SES), as the SES related-party transaction rules are fairly comprehensive and provide shareholders with substantial protection against insider trading abuses.

Amend Articles to Lower Quorum Requirement for Special Business

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The Adviser generally will vote on a CASE-BY-CASE basis on proposals seeking to amend the articles to lower the quorum requirement to one-third for special business resolutions at a shareholder meeting, which is common when certain material transactions such as mergers or acquisitions are to be considered by shareholders.

Change Date/Location of Annual Meeting

The Adviser will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Elect Chairman of the Meeting

The Adviser generally will vote FOR proposals requesting shareholder approval to elect the chairman of the meeting, which is a routine meeting formality in certain European countries.

Authorize New Product Lines

The Adviser generally will vote FOR proposals requesting shareholder approval to amend the company’s articles to allow the company to expand into new lines of business.

Approve Financial Statements, Directors’ Reports and Auditors’ Reports

The Adviser generally will vote FOR proposals that request shareholder approval of the financial statements, directors' reports, and auditors' reports.

Foreign Issues - Compensation

Approve Retirement Bonuses for Directors/Statutory Auditors

The Adviser generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Approve Payment to Deceased Director’s/Statutory Auditor’s Family

The Adviser generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of a retirement bonus to the family of a deceased director or statutory auditor, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Foreign Issues - Business Entity, Capitalization

Set or Approve the Dividend

The Adviser generally will vote FOR proposals requesting shareholders approve the dividend rate set by management.

Approve Allocation of Income and Dividends

The Adviser generally will vote FOR proposals requesting shareholders approve a board's allocation of income for the current fiscal year, as well as the dividend rate.

Approve Scrip (Stock) Dividend Alternative

The Adviser generally will vote FOR proposals requesting shareholders authorize dividend payments in the form of either cash or shares at the discretion of each shareholder, provided the options are financially equal. The Adviser generally will vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Authorize Issuance of Equity or Equity-Linked Securities

The Adviser generally will vote FOR proposals requesting shareholder approval to permit the board to authorize the company to issue convertible bonds or other equity-linked debt instruments or to issue shares to satisfy the exercise of such securities.

Authorize Issuance of Bonds

The Adviser generally will vote FOR proposals requesting shareholder approval granting the authority to the board to issue bonds or subordinated bonds.

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Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value

The Adviser generally will vote FOR proposals requesting shareholder approval to increase authorized stock by capitalizing various reserves or retained earnings, which allows shareholders to receive either new shares or a boost in the par value of their shares at no cost.

Increase Issued Capital for Rights Issue

The Adviser generally will vote FOR proposals requesting shareholder approval to increase to issued capital in order to offer a rights issue to current registered shareholders, which provides shareholders the option of purchasing additional shares of the company’s stock, often at a discount to market value, and the company will use the proceeds from the issue to provide additional financing.

Board Authority to Repurchase Shares

The Adviser generally will vote FOR proposals requesting that a board be given the authority to repurchase shares of the company on the open market, with such authority continuing until the next annual meeting.

Authorize Reissuance of Repurchased Shares

The Adviser generally will vote FOR proposals requesting shareholder approval to reissue shares of the company’s stock that had been repurchased by the company at an earlier date.

Approve Payment of Corporate Income Tax

The Adviser generally will vote FOR proposals seeking approval for the use by a company of its reserves in order to pay corporate taxes, which is common practice in Europe.

Cancel Pre-Approved Capital Issuance Authority

The Adviser generally will vote FOR proposals requesting shareholders cancel a previously approved authority to issue capital, which may be necessary in Denmark as companies there do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries.

Allotment of Unissued Shares

The Adviser generally will vote FOR proposals requesting that shareholders give the board the authority to allot or issue unissued shares.

Authority to Allot Shares for Cash

The Adviser generally will vote FOR proposals requesting that shareholders give the board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount (a percentage of the issued share capital of the company).

Foreign Issues - Defense Mechanisms

Authorize Board to Use All Outstanding Capital

The Adviser will vote on a CASE-BY-CASE basis on proposals requesting shareholders authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company, which is a common anti-takeover measure in France similar to the way U.S. companies use preferred stock.

Foreign Issues - Auditors

Approve Special Auditors’ Report

The Adviser generally will vote FOR proposals that present shareholders of French companies, as required by French law, with a special auditor's report that confirms the presence or absence of any outstanding related party transactions. At a minimum, such transactions (with directors or similar parties) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions.

Appoint Statutory Auditor

The Adviser generally will vote FOR proposals requesting shareholder approval to appoint the internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code.

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Foreign Issues - Social and Environmental

Authorize Company to Make EU Political Organization Donations

The Adviser generally will ABSTAIN from voting on proposals that seek authorization for the company to make EU political organization donations and to incur EU political expenditures.

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EXHIBIT E

Davis Selected Advisers, LP

(“Davis Advisors”)

Proxy Voting Policies and Procedures

(As of August 20, 2008)

I. Introduction

Davis Advisors votes on behalf of its clients in matters of corporate governance through the proxy voting process. Davis Advisors takes its ownership responsibilities very seriously and believes the right to vote proxies for its clients’ holdings is a significant asset of the clients. Davis Advisors exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients’ investments.

Davis Advisors votes proxies with a focus on the investment implications of each issue. For each proxy vote, Davis Advisors takes into consideration its duty to clients and all other relevant facts available to Davis Advisors at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.

Davis Advisors has established a Proxy Oversight Group to oversee voting policies and deal with potential conflicts of interest. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the portfolio manager for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services.

II. Guiding Principles

Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company’s board, as well as exercise their right to grant or withhold approval for actions proposed by the board of directors or company management. The interests of shareholders are best served by the following principles when considering proxy proposals:

Creating Value for Existing Shareholders. The most important factors that we consider in evaluating proxy issues are: (i) the Company’s or management’s long-term track record of creating value for shareholders. In general, we will consider the recommendations of a management with a good record of creating value for shareholders as more credible than the recommendations of managements with a poor record; (ii) whether, in our estimation, the current proposal being considered will significantly enhance or detract from long-term value for existing shareholders; and (iii) whether a poor record of long term performance resulted from poor management or from factors outside of managements control.

Other factors which we consider may include:

(a) Shareholder Oriented Management. One of the factors that Davis Advisors considers in selecting stocks for investment is the presence of shareholder-oriented management. In general, such managements will have a large ownership stake in the company. They will also have a record of taking actions and supporting policies designed to increase the value of the company’s shares and thereby enhance shareholder wealth. Davis Advisors’ research analysts are active in meeting with top management of portfolio companies and in discussing their views on policies or actions which could enhance shareholder value. Whether management shows evidence of responding to reasonable shareholder suggestions, and otherwise improving general corporate governance, is a factor which may be taken into consideration in proxy voting.

(b) Allow responsible management teams to run the business. Because we try generally to invest with “owner oriented” managements (see above), we vote with the recommendation of management on most routine matters, unless circumstances such as long standing poor performance or a change from our initial assessment indicate otherwise. Examples include the election of directors and ratification of auditors. Davis Advisors supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, Davis Advisors opposes proposals that limit management’s ability to do this. Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.

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(c) Preserve and expand the power of shareholders in areas of corporate governance – Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them. Davis Advisors supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members and incentive plans that are contingent on delivering value to shareholders. Davis Advisors generally opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.

(d) Support compensation policies that reward management teams appropriately for performance. We believe that well thought out incentives are critical to driving long-term shareholder value creation. Management incentives ought to be aligned with the goals of longterm owners. In our view, the basic problem of skyrocketing executive compensation is not high pay for high performance, but high pay for mediocrity or worse. In situations where we feel that the compensation practices at companies we own are not acceptable, we will exercise our discretion to vote against compensation committee members and specific compensation proposals.

Davis Advisors exercises its professional judgment in applying these principles to specific proxy votes. Exhibit A, “Detailed Proxy Voting Policies” provides additional explanation of the analysis which Davis Advisors may conduct when applying these guiding principles to specific proxy votes.

III. Fiduciary Duties of Care and Loyalty

Advisers are fiduciaries. As fiduciaries, advisers must act in the best interests of their clients. Thus, when voting portfolio securities, Davis Advisors must act in the best interest of the client and not in its own interest.

When Davis Advisors has been granted the authority to vote client proxies, Davis Advisors owes the client the duties of “care” and “loyalty”:

(1) The duty of care requires Davis Advisors to monitor corporate actions and vote client proxies if it has undertaken to do so.

(2) The duty of loyalty requires Davis Advisors to cast the proxy votes in a manner that is consistent with the best interests of the client and not subrogate the client’s interest to Davis Advisors’ own interests.

IV. Detailed Proxy Voting Policies

Section II, “Guiding Principles” describe Davis Advisors’ pre-determined proxy voting policies. Exhibit A, Detailed Proxy Voting Policies provides greater insight into specific factors which Davis Advisors may sometimes consider.

V. Ensuring Proxies are Voted

If Davis Advisors has been assigned the right to vote the proxies on behalf of a client, then the Chief Compliance Officer shall conduct periodic tests to ensure that Davis Advisors is monitoring corporate actions and voting proxies on behalf of such clients.

Scope. If a client has not authorized Davis Advisors to vote its proxies, then these Policies and Procedures shall not apply to that client’s account. The scope of Davis Advisors’ responsibilities with respect to voting proxies are ordinarily determined by Davis Advisors’ contracts with its clients, the disclosures it has made to its clients, and the investment policies and objectives of its clients.

Cost/Benefit Analysis. Davis Advisors is NOT required to vote every proxy. There may be times when refraining from voting a proxy is in the client’s best interest, such as when Davis Advisors determines that the cost of voting the proxy exceeds the expected benefit to the client. Davis Advisors shall not, however, ignore or be negligent in fulfilling the obligation it has assumed to vote client proxies.

Davis Advisors is not expected to expend resources if it has no reasonable expectation that doing so will provide a net benefit to its clients. For example, if clients hold only a small position in a company, or if the company’s shares are no longer held by Davis Advisors clients at the time of the meeting, a decision to not vote the proxies, engage management in discussions, or to sell the securities rather than fight the corporate action, may be appropriate, particularly if the issue involved would not significantly affect the value of clients’ holdings.

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Practical Limitations Relating To Proxy Voting While Davis Advisors uses it best efforts to vote proxies, it may not be practical or possible to vote every client proxy. For example, (i) when a client has loaned securities to a third party and Davis Advisors or the client is unable to recall the securities before record date; (ii) if Davis does not receive the proxy ballot/statement in time to vote the proxy; or (iii) if Davis is unable to meet the requirements necessary to vote foreign securities (e.g., shareblocking).

Errors by Proxy Administrators. Davis Advisors may use a proxy administrator or administrators to cast its proxy votes. Errors made by these entities may be beyond Davis’ Advisors’ control to prevent or correct.

Record of Voting

The Chief Compliance Officer shall maintain records of how client proxies were voted. The Chief Compliance Officer shall also maintain a record of all votes which are inconsistent with Guiding Principles.

VI. Identifying and Resolving Potential Conflicts of Interest

Potential Conflicts of Interest

A potential conflict of interest arises when Davis Advisors has business interests that may not be consistent with the best interests of its client. In reviewing proxy issues to identify any potential material conflicts between Davis Advisors’ interests and those of its clients, Davis Advisors will consider:

(1) Whether Davis Advisors has an economic incentive to vote in a manner that is not consistent with the best interests of its clients. For example, Davis Advisors may have an economic incentive to vote in a manner that would please corporate management in the hope that doing so might lead corporate management to direct more business to Davis Advisors. Such business could include managing company retirement plans or serving as sub-adviser for funds sponsored by the company; or
(2) Whether there are any business or personal relationships between a Davis Advisors employee and the officers or directors of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients.

Identifying Potential Conflicts of Interest

The Chief Compliance Officer is responsible for identifying potential material conflicts of interest and voting the proxies in conformance with direction received from the Proxy Oversight Group. The Chief Compliance Officer shall bring novel or ambiguous issues before the Proxy Oversight Group for guidance.

Assessing Materiality. Materiality will be defined as the potential to have a significant impact on the outcome of a proxy vote. A conflict will be deemed material If (i) Davis Advisors’ clients control more than 2  1/2% of the voting company’s eligible vote; and (ii) more than 2  1/2% of Davis Advisors’ assets under management are controlled by the voting company. If either part of this two part test is not met, then the conflict will be presumed to be immaterial. Materiality will be judged by facts reasonably available to Davis Advisors at the time the materiality determination is made and Davis Advisors is not required to investigate remote relationships or affiliations.

Resolving Potential Conflicts of Interest

The Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts, and the Proxy Oversight Group shall exercise its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:

(1) Votes consistent with the Guiding Principles listed in Section II. are presumed to be consistent with the best interests of clients;

(2) Davis Advisors may disclose the conflict to the client and obtain the client’s consent prior to voting the proxy;

(3) Davis Advisors may obtain guidance from an independent third party;

(4) The potential conflict may be immaterial; or

(5) Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict.

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VII. Proxy Oversight Group

Davis Advisors has established a Proxy Oversight Group, a committee of senior Davis Advisors officers, to oversee voting policies and decisions for clients. The Proxy Oversight Group:

(1) Establishes, amends, and interprets proxy voting policies and procedures; and

(2) Resolves conflicts of interest identified by the Compliance Department.

Composition of the Proxy Oversight Group

The following are the members of the Proxy Oversight Group. Davis Advisors’:

(1) A Proxy Analyst as designated by the Chief Investment Officer from time to time;

(2) Davis Advisors’ Chief Compliance Officer; and

(3) Davis Advisors’ Chief Legal Officer.

Two or more members shall constitute a quorum. Meetings may be held by telephone. A vote by a majority of the Proxy Oversight Group shall be binding. Action may be taken without a meeting by memorandum signed by two or more members.

VIII. Shareholder Activism

Davis Advisors’ fiduciary duties to its clients do not necessarily require Davis Advisors to become a “shareholder activist.” As a practical matter, Davis Advisors will determine whether to engage in management discussion based upon its costs and expected benefits to clients.

Prior to casting a single vote, Davis Advisors may use its influence as a large shareholder to highlight certain management practices. Consistent with its fiduciary duties, Davis Advisors may discuss with company management its views on key issues that affect shareholder value. Opening lines of communication with company management to discuss these types of issues can often prove beneficial to Davis Advisors’ clients.

IX. Obtaining Copies of Davis Advisors’ Proxy Voting Policies and Procedures and/or How Proxies Were Voted

Davis Advisors’ clients may obtain a copy of Davis Advisors’ Proxy Voting Policies and Procedures and/or a record of how their own proxies were voted by writing to:

Davis Selected Advisers, L.P.

Attn: Chief Compliance Officer

2949 East Elvira Road, Suite 101

Tucson, Arizona, 85706

Information regarding how mutual funds managed by Davis Advisors voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds’ website (http://www.davisfunds.com, http://www.selectedfunds.com, and http://www.clipperfund.com) and also on the SEC’s website at http://www.sec.gov.

No party is entitled to obtain a copy of how proxies other than their own were voted without valid government authority.

X. Summary of Proxy Voting Policies and Procedures

Davis Advisors shall maintain a summary of its Proxy Voting Policies and Procedures which also describes how a client may obtain a copy of Davis Advisors’ Proxy Voting Policies and Procedures. This summary shall be included in Davis Advisors’ Form ADV Part II, which is delivered to all new clients.

XI. Records

Davis Advisors’ Chief Compliance Officer shall retain for the legally required periods the following records:

(a) Copies of Davis Advisors’ Proxy Voting Policies and Procedures and each amendment thereof;

(b) Proxy statements received regarding client securities;

(c) Records of votes Davis Advisors cast on behalf of clients;

(d) Records of written client requests for proxy voting information and Davis Advisors’ response; and

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(e) Any documents prepared by Davis Advisors that were material to making a decision how to vote, or that memorialized the basis of the decision.

XII. Amendments

Davis Advisors’ Proxy Oversight Group may amend these Proxy Voting Policies and Procedures from time to time. Clients shall be notified of material changes.

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Exhibit A

Davis Selected Advisers, L.P.

Detailed Proxy Voting Policies

As Amended: June 2, 2006

The Guiding Principles control Davis Advisors’ Proxy Voting. Davis Advisors attempts to votes proxies in conformance with the Guiding Principles articulated in Section II of the Proxy Voting Policies and Procedures.

Following is additional explanation of the analysis which Davis Advisors may conduct when applying these Guiding Principles to specific proxy votes. We will NOT vote as indicated below if, in our judgment, the result would be contrary to our Guiding Principles.

I. The Board of Directors

II. Executive Compensation

III. Tender Offer Defenses

IV. Proxy Contests

V. Proxy Contest Defenses

VI. Auditors

VII. Miscellaneous Governance Provisions

VIII. State of Incorporation

IX. Mergers and Corporate Restructuring

X. Social and Environmental Issues

XI. Capital Structure

I. The Board of Directors

A. Voting on Director Nominees in Uncontested Elections

(1) We generally vote with management in the routine election of Directors. As Directors are elected to represent the economic interests of shareholders, our voting on Director Nominees may be shaped by our assessment of a director’s record in representing the interests of shareholders. The most important responsibility of a director is the selection, evaluation and compensation of senior management, and we pay particular attention to directors’ performance in this area. In assessing a director’s performance in selecting and evaluating management, the primary consideration is the company’s long-term track record of creating value for shareholders. In terms of their record on compensation, longterm results will also be a key consideration. Philosophically, we look for directors to construct long-term compensation plans that do not allow for senior executives to be excessively compensated if long-term returns to shareholders are poor. We prefer directors to specify the benchmarks or performance hurdles by which they are evaluating management’s performance. Appropriate hurdles may include the company’s performance relative to its peers and the S&P 500 as well as its cost of equity capital. We expect directors to construct plans such that incentive compensation will not be paid if performance is below these hurdles.

(2) In addition, we believe that stock option re-pricings and exchanges sever the alignment of employee and shareholder interests. Therefore, we will generally withhold votes for any director of any company that has allowed stock options to be re-priced or exchanged at lower prices in the previous year.

(3) Directors also bear responsibility for the presentation of a company’s financial statements and for the choice of broad accounting policies. We believe directors should favor conservative policies. Such policies may include reasonable pension return assumptions and appropriate accounting for stock based compensation, among others.

(4) In voting on director nominees, we may also consider the following factors in order of importance:

(i) long-term corporate performance;

(ii) nominee’s business background and experience;

(iii) nominee’s investment in the company:

(iv) nominee’s ethical track record:

(v) whether a poor record of long term performance resulted from poor management or from

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factors outside of managements control:

(vi) corporate governance provisions and takeover activity (discussed in Sections III and IV):

(vii) interlocking directorships: and

(viii) other relevant information

B. Majority Voting.

We will generally vote for proposals that require a majority vote standard whereby directors must submit their resignation for consideration by the board of directors when they receive less than a majority of the vote cast.

We will review on a case-by-case basis proposals that require directors to receive greater than a majority of the vote cast in order to remain on the board.

C. Cumulative Voting.

We may either support or vote against cumulative voting depending on the specific facts and circumstances.

B. Classification/Declassification of the Board

We generally vote against proposals to classify the board.

We generally vote for proposals to repeal classified boards and to elect all directors annually.

II. Executive Compensation

A. Stock Options, Bonus Plans.

In general, we consider executive compensation such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effects. While we generally support management proposals, we oppose compensation plans which we consider to be excessive.

We believe in paying for performance. We recognize that compensation levels must be competitive and realistic and that under a fair system exceptional managers deserve to be paid exceptionally well. Our test to determine whether or not a proposal for long-term incentive compensation is appropriate is based on the following two questions.

1. Over the long-term, what is the minimum level of shareholder returns below which management’s performance would be considered poor?

•	Performance below that of the S&P 500.

•	Performance below a pre-selected group of competitors.

•	Performance below the company’s cost of equity capital.

2. Does the company’s proposed incentive compensation plan (including options and restricted stock) allow for the management to receive significant incentive compensation if long-term returns to shareholders fall below the answer specified above?

In most cases, the answer to the first question is unspecified. In virtually all cases, the answer to the second question is “yes,” as most companies use non-qualified stock options and restricted stock for the bulk of their long-term compensation. These options and shares will become enormously valuable even if the shares compound at an unacceptably low rate – or actually do not go up at all but are simply volatile – over the long term. A fair system of long-term incentive compensation should include a threshold rate of performance below which incentive compensation is not earned. To the extent that long-term incentive compensation proposals are put to a vote, we will examine the long-term track record of the management team, past compensation history, and use of appropriate performance hurdles.

We will generally vote against any proposal to allow stock options to be re-priced or exchanged at lower prices. We will generally vote against multi-year authorizations of shares to be used for compensation unless the company’s past actions have been consistent with these policies. We will generally vote in favor of shareholder proposals advocating the addition of appropriate and reasonable performance criteria to long-term compensation plans.

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B. Positive Compensation Practices.

Examples of the positive compensation practices we look for in both selecting companies and deciding how to cast our proxy votes include:

(1) A high proportion of compensation derived from variable, performance-based incentives;

(2) Incentive formulas that cut both ways , allowing for outsized pay for outsized performance but ensuring undersized pay when performance is poor;

(3) Base salaries that are not excessive;

(4) Company-wide stock-based compensation grants that are capped at reasonable levels to limit dilution;

(5) Stock-based compensation that appropriately aligns management incentives with shareholders, with a strong preference for equity plans that have a cost-of-capital charge or escalating strike price feature as opposed to ordinary restricted stock or plain vanilla options;

(6) Appropriate performance targets and metrics, spelled out in detail in advance of the performance period;

(7) Full and clear disclosure of all forms of management compensation and stock ownership (including full listing of the dollar value of perquisites, value of CEO change of control and termination provisions, pensions, and detail on management’s direct ownership of stock vs. option holdings, ideally presented in a format that is easy to compare and tally rather than tucked away in footnotes);

(8) Compensation committee members with the experience and wherewithal to make the tough decisions that frequently need to be made in determining CEO compensation;

(9) Policies that require executives to continue holding a meaningful portion of their equity compensation after vesting/exercise;

(10) Appropriate cost allocation of charges for stock-based compensation;

(11) Thoughtful evaluation of the present value tradeoff between options, restricted stock and other types of compensation; and

(12) Compensation targets that do not seek to provide compensation above the median of the peer group for mediocre performance. We believe this has contributed to the unacceptably high rates of CEO pay inflation.

III. Tender Offer Defenses

A. Poison Pills

We will generally vote against management proposals to ratify a poison pill.

We will generally vote for shareholder proposals to redeem a poison pill.

B. Fair Price Provisions

We will generally vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

We will generally vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C. Greenmail

We will generally vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D. Pale Greenmail

We review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

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E. Unequal Voting Rights

We will generally vote against dual class exchange offers.

We will generally vote against dual class recapitalizations.

F. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

We will generally vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

G. Supermajority Shareholder Vote Requirement to Approve Mergers

We will generally vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

H. White Squire Placements

We will generally vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

IV. Proxy Contests

A. Voting for Director Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

•	long-term financial performance of the target company relative to its industry

•	management’s track record

•	background to the proxy contest

•	qualifications of director nominees (both slates)

•	evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met

•	stock ownership positions

B. Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by- case basis.

V. Proxy Contest Defenses

A. Board Structure: Staggered vs. Annual Elections

We will generally vote against proposals to classify the board.

We will generally vote for proposals to repeal classified boards and to elect all directors annually.

B. Shareholder Ability to Remove Directors

We will generally vote against proposals that provide that directors may be removed only for cause.

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We will generally vote for proposals to restore shareholder ability to remove directors with or without cause.

We will generally vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We will generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

C. Cumulative Voting

See discussion under “The Board of Directors”.

D. Shareholder Ability to Call Special Meetings

We will generally vote against proposals to restrict or prohibit the ability of significant shareholders to call special meetings.

We will generally vote for proposals that remove restrictions on the right of significant shareholders to call special meetings.

E. Shareholder Ability to Act by Written Consent

We will generally vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

We will generally vote for proposals to allow or make easier shareholder action by written consent.

VI. Auditors

A. Ratifying Auditors

We will generally vote for proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company (other than to receive reasonable compensation for services rendered), and is therefore not independent,

•	Fees for non-audit services are excessive, or

•

There is reason to believe that the independent auditor has rendered an opinion that materially misstates the company’s financial position and either knew or should have known of the accounting improprieties that led to the restatement.

We vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

We will generally vote for shareholder proposals asking for audit firm rotation or partner rotation within an audit firm, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company (Sarbanes-Oxley mandates that the partners on a company’s audit engagement be subject to five-year term limits).

VII. Miscellaneous Governance Provisions

A. Confidential Voting

We will generally vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

We will generally vote for management proposals to adopt confidential voting.

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B. Equal Access

We will generally vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C. Bundled Proposals

We review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we will generally vote against the proposals. If the combined effect is positive, we will generally vote for the proposals.

D. Shareholder Advisory Committees

We review on a case-by-case basis proposals to establish a shareholder advisory committee.

E. Stock Ownership Requirements

We will generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board (we prefer Directors to be long-term shareholders). We oppose the awarding of stock options to directors.

F. Term of Office and Independence of Committees

We will generally vote against shareholder proposals to limit the tenure of outside directors.

We will generally vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

G. Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.

We will generally vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We will generally vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

We will generally vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

H. Charitable Contributions

We will generally vote against shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

I. Age Limits

We will generally vote against shareholder proposals to impose a mandatory retirement age for outside directors.

J. Board Size

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We will generally vote for proposals seeking to fix the board size or designate a range for the board size.

We will generally vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

K. Establish/Amend Nominee Qualifications

We vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

We will generally vote against shareholder proposals requiring two candidates per board seat.

L. OBRA-Related Compensation Proposals

• Amendments that Place a Cap on Annual Grant or Amend Administrative Features

We will generally vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

• Amendments to Added Performance-Based Goals

We will generally vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

• Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) are evaluated on a case-by-case basis.

• Approval of Cash or Cash-and-Stock Bonus Plans

We will generally vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA where the compensation plans have been historically consistent with our principles described in Section II of this document.

M. Shareholder Proposals to Limit Executive and Director Pay

We will generally vote for shareholder proposals that seek additional disclosure of executive and director pay information.

We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

N. Golden and Tin Parachutes

We will generally vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

We will generally review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

O. Employee Stock Ownership Plans (ESOPs)

We will generally vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

P. 401(k) Employee Benefit Plans

We will generally vote for proposals to implement a 401(k) savings plan for employees.

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Q. Stock Plans in Lieu of Cash

We review plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock on a case-by-case basis.

We will generally vote for plans which provide a dollar-for-dollar cash for stock exchange.

We review plans which do not provide a dollar-for-dollar cash for stock exchange on a case-by-case basis.

R. Director Retirement Plans

We will generally vote against retirement plans for non-employee directors.

We will generally vote for shareholder proposals to eliminate retirement plans for non-employee directors.

S. Advisory Vote on Compensation

We will review on a case-by-case basis proposals to grant an annual advisory vote on executive compensation to shareholders (so-called “say on pay” votes).

VIII. State of Incorporation

A. Voting on State Takeover Statutes

We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B. Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation are examined on a case-by-case basis.

IX. Mergers and Corporate Restructurings

A. Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

•	anticipated financial and operating benefits

•	offer price (cost vs. premium)

•	prospects of the combined companies

•	how the deal was negotiated

•	changes in corporate governance and their impact on shareholder rights

B. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

C. Spin-offs

Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D. Asset Sales

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Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E. Liquidations

Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F. Appraisal Rights

We will generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

G. Changing Corporate Name

We will generally vote for changing the corporate name.

X. Social and Environmental Issues

Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.

XI. Capital Structure

A. Common Stock Authorization

We review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue, giving weight to a company’s history of past equity grants, long term performance, peer company practices, and evolving compensation practices (e.g. cash vs. equity weightings).

B. Reverse Stock Splits

We will review management proposals to implement a reverse stock split on a case-by-case basis.

We will generally support a reverse stock split if management provides a reasonable justification for the split.

C. Blank Check Preferred Authorization

We will generally vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding we will generally vote against the requested increase. If the company does have preferred shares outstanding we will use the criteria set forth herein.

D. Shareholder Proposals Regarding Blank Check Preferred Stock

We will generally vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

E. Adjust Par Value of Common Stock

We will generally vote for management proposals to reduce the par value of common stock.

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F. Preemptive Rights

We review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

G. Debt Restructurings

We review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. We consider the following issues:

•	Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•	Change in Control - Will the transaction result in a change in control of the company?

•	Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

H. Share Repurchase Programs

We will generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

I. Dual-class Stock

We will generally vote against proposals to create a new class of common stock with superior voting rights.

We will generally vote for proposals to create a new class of nonvoting or subvoting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders.

•	It is not designed to preserve the voting power of an insider or significant shareholder.

J. Issue Stock for Use with Rights Plan

We will generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

K. Preferred Stock

We will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

We will generally vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

We will generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

We will generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

We vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

L. Recapitalization

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We vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

M. Reverse Stock Splits

We will generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

We will generally vote for management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

N. Stock Distributions: Splits and Dividends

We will generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

O. Tracking Stock

Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as a spin-off.

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EXHIBIT F

Goldman Sachs Asset Management, L.P. (“GSAM”)

Proxy Voting Policies and Procedures

(As of March 2011)

GSAM has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary and contractual obligations.

Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that in GSAM’s view tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities for which we have voting power on any record date, we follow customized proxy voting guidelines that have been developed by GSAM portfolio management (the “GSAM Guidelines”). The GSAM Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the GSAM Guidelines identify factors we consider in determining how the vote should be cast. A summary of the GSAM Guidelines is attached as Appendix A.

The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio management teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

GSAM periodically reviews this Policy, including our use of the GSAM Guidelines, to ensure it continues to be consistent with our guiding principles.

Implementation by Portfolio Management Teams

General Overview

GSAM seeks to fulfill its proxy voting obligations through the implementation of this Policy and the oversight and maintenance of the GSAM Guidelines. In this connection, GSAM has retained a third-party proxy voting service (“Proxy Service”)** to assist in the implementation of certain proxy voting-related functions. Among its responsibilities, the Proxy Service prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the GSAM Guidelines to the particular proxy issues.

GSAM’s portfolio management teams (each, a “Portfolio Management Team”) generally cast proxy votes consistently with the GSAM Guidelines and the Recommendations. Each Portfolio Management Team, however, may on certain proxy votes seek approval to diverge from the GSAM Guidelines or a Recommendation by following an “override” process. The override process requires: (i) the requesting Portfolio Management Team to set forth the

**	The third-party proxy voting service currently retained by GSAM is Institutional Shareholder Services, a unit of Risk Metrics Group.

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reasons for their decision; (ii) the approval of the Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to senior management of GSAM and/or other appropriate GSAM personnel; (iv) an attestation that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

A Portfolio Management Team that receives approval through the override process to cast a proxy vote that diverges from the GSAM Guidelines and/or a Recommendation may vote differently than other Portfolio Management Teams that did not seek an override for that particular vote.

Fundamental Equity and GS Investment Strategies Portfolio Management Teams

The Fundamental Equity and GS Investment Strategies Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. On a case-by-case basis, and subject to the approval process described above, each Fundamental Equity Portfolio Management Team and the GS Investment Strategies Portfolio Management Team may vote differently than the GSAM Guidelines or a particular Recommendation. In forming their views on particular matters, these Portfolio Management Teams may consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the GSAM Guidelines and Recommendations.

Quantitative Investment Strategies Portfolio Management Teams

The Quantitative Investment Strategies Portfolio Management Teams have decided to follow the GSAM Guidelines and Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as their participation in the creation of the GSAM Guidelines and their evaluation of the Proxy Service’s process of preparing Recommendations. The Quantitative Investment Strategies Portfolio Management Teams may from time to time, however, review and individually assess any specific shareholder vote.

Potential Limitations on GSAM’s Ability to Vote Proxies

In certain circumstances, such as if a security is on loan through a securities lending program or held by a prime broker, the Portfolio Management Teams may not be able to participate in certain proxy votes unless the shares of the particular issuer are recalled in time to cast a vote. A determination of whether to seek a recall will be based on whether the applicable Portfolio Management Team determines that the benefit of voting outweighs the costs, lost revenue, and/or other detriments of retrieving the securities, recognizing that the handling of such recall requests is beyond GSAM’s control and may not be satisfied in time for GSAM to vote the shares in question.

From time to time, GSAM may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that GSAM can hold for clients. As a result, in certain circumstances in order to comply with such limits and/or internal policies designed to comply with such limits, proxy voting in certain issuers may be restricted or delegated to the Proxy Service or to another qualified, independent third party.

GSAM clients who have delegated voting responsibility to GSAM with respect to their account may from time to time contact their client representative if they would like to direct GSAM to vote in a particular solicitation. GSAM will use its commercially reasonable efforts to vote according to the client’s request in these circumstances, and cannot provide assurances that such voting requests will be implemented.

Use of a Proxy Service

As discussed above, GSAM utilizes a Proxy Service to assist in the implementation and administration of GSAM’s proxy voting function. The Proxy Service assists GSAM in the proxy voting process by providing operational, recordkeeping and reporting services. In addition, the Proxy Service produces Recommendations as previously discussed and provides assistance in the development and maintenance of the GSAM Guidelines.

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GSAM conducts periodic due diligence meetings with the Proxy Service which include, but are not limited to, a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest.

GSAM may hire other service providers to replace or supplement the Proxy Service with respect to any of the services GSAM currently receives from the Proxy Service. In addition, individual Portfolio Management Teams may supplement the information and analyses the Proxy Service provides from other sources.

Conflicts of Interest

Pursuant to this Policy, GSAM has implemented processes designed to prevent conflicts of interest from influencing its proxy voting decisions. These processes include the use of the GSAM Guidelines and Recommendations and the override process described above in instances when a Portfolio Management Team is interested in voting in a manner that diverges from the GSAM Guidelines and/or a Recommendation.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant Portfolio Management Teams based on their assessment of the particular transactions or other matters at issue. Such Portfolio Management Teams may also adopt policies related to the fixed income or private investments they make that supplement this Policy.

Alternative Investment and Manager Selection (“AIMS”) and

Externally Managed Strategies

Where GSAM places client assets with managers outside of GSAM, which function occurs primarily within GSAM’s AIMS business unit, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. AIMS may, however, retain proxy voting responsibilities where it deems appropriate or necessary under prevailing circumstances. To the extent AIMS portfolio managers assume proxy voting responsibility with respect to publicly-traded equity securities they will follow the GSAM Guidelines and Recommendations as discussed above unless an override is requested. Any other voting decision will be conducted in accordance with AIMS’ policies governing voting decisions with respect to non-publicly traded equity securities held by their clients.

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GSAM Proxy Voting Guidelines Summary

(as of March 2011)

The following is a summary of the material GSAM Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Client Accounts (“Policy”). As described in the main body of the Policy, one or more GSAM portfolio management teams may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the override process described in the Policy.

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply within the last year:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services are excessive.

Non-audit fees are excessive if:

•	Non-audit fees exceed audit fees + audit-related fees + tax compliance/preparation fees.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services taking into account issues that are consistent with SEC rules adopted to fulfill the mandate of Sarbanes Oxley such as an audit firm providing services that would impair its independence or the overall scope and disclosure of fees for all services done by the audit firm.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee;

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price; and

•	Whether the auditors are being changed without explanation.

2.	Board of Directors

Classification of Directors

Where applicable, the New York Stock Exchange or NASDAQ Listing Standards definition is to be used to classify directors as insiders or affiliated outsiders. General definitions are as follows:

•	Inside Director

•	Employee of the company or one of its affiliates

•	Among the five most highly paid individuals (excluding interim CEO)

•	Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934

•	Current interim CEO

•	Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a defined group)

•	Affiliated Outside Director

•	Board attestation that an outside director is not independent

•	Former CEO or other executive of the company within the last 3 years

•	Former CEO or other executive of an acquired company within the past three years

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•	Independent Outside Director

•	No material connection to the company other than a board seat

Additionally, GSAM will consider compensation committee interlocking directors to be affiliated (defined as CEOs who sit on each other’s compensation committees).

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings without a disclosed valid excuse for each of the last two years;

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice.

In limited circumstances, we may vote AGAINST or WITHHOLD from all nominees of the board of directors (except from new nominees who should be considered on a CASE-BY-CASE basis and except as discussed below) if:

•

The company’s poison pill has a dead-hand or modified dead-hand feature for two or more years. Vote against/withhold every year until this feature is removed; however, vote against the poison pill if there is one on the ballot with this feature rather than the director;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors above) when:

•	The inside or affiliated outside director serves on the audit, compensation, or nominating (vote against affiliated directors only for nominating) committees;

•

The company lacks an audit compensation, or nominating (vote against affiliated directors only for nominating) committee so that the full board functions as that committee and insiders are participating in voting on matters that independent committees should be voting on;

•

The full board is less than majority independent (in this case withhold from affiliated outside directors); At controlled companies, GSAM will vote against the election of affiliated outsiders and nominees affiliated with the parent and will not vote against the executives of the issuer.

Vote AGAINST or WITHHOLD from members of the appropriate committee for the following reasons (or independent Chairman or lead director in cases of a classified board and members of appropriate committee are not up for reelection). Extreme cases may warrant a vote against the entire board.

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote (members of the Nominating or Governance Committees);

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR

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recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (members of the committee of the board that is responsible for the issue under consideration).

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

See section 3 on executive and director compensation for reasons to withhold from members of the Compensation Committee.

Shareholder proposal regarding Independent Chair (Separate Chair/CEO)

Vote on a CASE-BY-CASE basis.

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Two-thirds independent board;

•	All independent key committees; or

•	Established, disclosed governance guidelines.

Majority Vote Shareholder Proposals

GSAM will vote FOR proposals requesting that the board adopt majority voting in the election of directors provided it does not conflict with the state law where the company is incorporated.

GSAM also looks for companies to adopt a post-election policy outlining how the company will address the situation of a holdover director.

Cumulative Vote Shareholder Proposals

GSAM will generally support shareholder proposals to restore or provide cumulative voting unless:

•

The company has adopted majority vote standard with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

3.	Executive and Director Compensation

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is required; proof that companies follow the criteria should be evident. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay

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practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites.

If the company maintains problematic or poor pay practices, generally vote first:

•	AGAINST Management Say on Pay (MSOP) Proposals or;

•	AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment, then;

•

If no MSOP or equity-based incentive plan proposal item is on the ballot, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO) in egregious situations.

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Reasons to vote AGAINST the equity plan could include any of the following factors:

•	The plan is a vehicle for poor pay practices;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval OR does not expressly prohibit the repricing without shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate and Shareholder Value Transfer (SVT) calculations both materially exceed industry group metrics; or

•

There is a long-term disconnect between CEO pay and the company’s total shareholder return in conjunction with the qualitative overlay as outlined in the policy guidelines OR the company has a poor record of compensation practices, which is highlighted either in analysis of the compensation plan or the evaluation of the election of directors.

Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices. In general two or more of the following in conjunction with a long-term pay-for-performance disconnect will warrant an AGAINST vote. If there is not a long-term pay for performance disconnect GSAM will look for multiple problematic factors to be present to warrant a vote against.

Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the Compensation Discussion and Analysis (CD&A) section of a company’s proxy;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of long-term company performance and executive pay trends over time;

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

•

Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

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Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Other considerations include:

•	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure:

•	Includes performance metrics that are changed, canceled, or replaced during the performance period without adequate explanation of the action and the link to performance

•	Egregious employment contracts:

•	Contracts containing multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation.

•	Excessive severance and/or change in control provisions:

•	Change in control cash payments exceeding 3 times base salary plus target/average/last paid bonus;

•	New or materially amended arrangements that provide for change-in-control payments without loss of job or substantial diminution of job duties (single-triggered),

•	Excessive payments upon an executive's termination in connection with performance failure;

•	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring

•

Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval (including cash buyouts, option exchanges, and certain voluntary surrender of underwater options where shares surrendered may subsequently be re-granted).

•	Excessive Perquisites:

•	Perquisites for former and/or retired executives, such as lifetime benefits, car allowances, personal use of corporate aircraft, or other inappropriate arrangements

•	Extraordinary relocation benefits (including home buyouts)

•	Excessive amounts of perquisites compensation

The following reasons could warrant a vote AGAINST or WITHHOLD from the members of the Compensation Committee:

•	Company has failed to address issues that led to an against vote in an MSOP;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders; or

•	The company has backdated options.

Golden Parachutes

In cases where the golden parachute vote is incorporated into a company's separate advisory vote on compensation MSOP), GSAM will incorporate the evaluation and could vote against the MSOP if we find problematic aspects to the Golden Parachutes. In general, the presence of two or more of the following factors could warrant a vote against:

•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);

•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);

•

Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

•	Potentially excessive severance payments;

•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

•

In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

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•	The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Other Compensation Proposals and Policies

Employee Stock Purchase Plans – Non-Qualified Plans

Vote CASE-BY-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns–the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing–was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting–does the new option vest immediately or is there a black-out period?

•	Term of the option–the term should remain the same as that of the replaced option;

•	Exercise price–should be set at fair market or a premium to market;

•	Participants–executive officers and directors should be excluded.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Frequency on Pay)

Vote for annual frequency if no management recommendation; otherwise, support two or three year frequency if a company has an independent compensation committee and no long-term pay for performance disconnect identified.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

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Stock retention holding period

Vote FOR Shareholder proposals asking for a policy requiring that senior executives retain a significant percentage of shares acquired through equity compensation programs if the policy allows retention for two years or less following the termination of their employment (through retirement or otherwise) and a holding threshold percentage of 50% or less.

Other factors to consider include:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place.

Elimination of accelerated vesting in the event of a change in control

Vote AGAINST shareholder proposals seeking a policy eliminating the accelerated vesting of time-based equity awards in the event of a change in control.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

4.	Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

5.	Shareholders Rights & Defenses

Shareholder Ability to Act by Written Consent

Generally vote FOR shareholder proposals that provide shareholders with the ability to act by written consent, unless:

•	The company already gives shareholders the right to call special meetings at a threshold of 25% or lower; and

•	The company has a history of strong governance practices.

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Shareholder Ability to Call Special Meetings

Generally vote FOR management proposals that provide shareholders with the ability to call special meetings.

Generally vote FOR shareholder proposals that provide shareholders with the ability to call special meetings at a threshold of 25% or lower if the company currently does not give shareholders the right to call special meetings. However, if a company already gives shareholders the right to call special meetings at a threshold of at least 25%, do not support shareholder proposals to further reduce the threshold.

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder-approved poison pill in place; or (2) the company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption.

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 25 percent or less of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and
•	other factors that may be applicable.

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6.	Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

•	Management’s track record of successful integration of historical acquisitions;

•	Presence of conflicts of interest; and

•	Governance profile of the combined company.

7.	State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.	Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis. We consider company-specific factors that include, at a minimum, the following:

•	Past Board performance;

•	The company’s use of authorized shares during the last three years;

•	One- and three-year total shareholder return;

•	The board’s governance structure and practices;

•	The current request;

•	Disclosure in the proxy statement of specific reasons for the proposed increase;

•	The dilutive impact of the request as determined through an allowable increase, which examines the company's need for shares and total shareholder returns; and

•	Risks to shareholders of not approving the request.

9.	Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, the following factors should be considered:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

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•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Gender Identity and Sexual Orientation

A company should have a clear, public Equal Employment Opportunity (EEO) statement outlining various factors that are not discriminated against. Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to additionally prohibit discrimination based on sexual orientation and/or gender identity.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities;

•	The company’s current level of disclosure on lobbying strategy; and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs;

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets; and

GSAM will not necessarily vote for the proposal merely to encourage further disclosure of trade association spending.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

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•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Sustainability and climate change reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, or how the company may be impacted by climate change. The following factors will be considered:

•

The company’s current level of publicly-available disclosure including if the company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report or other similar report;

•	If the company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame;

•	If the company’s current level of disclosure is comparable to that of its industry peers; and

•	If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to non-U.S. public equity investments. Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market.

1.	Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;

•

The auditors are being changed without explanation; non-audit-related fees are substantial or are in excess of standard annual audit-related fees; or the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

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Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently low without adequate explanation; or

•	The payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2.	Board of Directors

Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner; or

•	There are clear concerns over questionable finances or restatements; or

•	There have been questionable transactions or conflicts of interest; or

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards. or

•	There are reservations about:

•	Director terms

•	Bundling of proposals to elect directors

•	Board independence

•	Disclosure of named nominees

•	Combined Chairman/CEO

•	Election of former CEO as Chairman of the Board

•	Overboarded directors

•	Composition of committees

•	Director independence

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•	Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or

•

Unless there are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Classification of directors

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative of a current employee of the company or its affiliates;

•	Relative of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered;

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

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•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders may bring legal action against the company or its directors; or

•	Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

3.	Compensation

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is required; proof that companies follow the criteria should be evident. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

4.	Board Structure

Vote FOR proposals to fix board size.

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Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Chairman CEO combined role (for applicable markets)

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	2/3 independent board, or majority in countries where employee representation is common practice;

•	A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Fully independent key committees; and/or

•	Established, publicly disclosed, governance guidelines and director biographies/profiles.

5.	Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

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Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

GSAM will generally recommend FOR share repurchase programs if the terms comply with the following criteria:

•	A repurchase limit of up to 10 percent of outstanding issued share capital;

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	Duration of no more than 5 years, or such lower threshold as may be set by applicable law, regulation, or code of governance best practice.

In markets where it is normal practice not to provide a repurchase limit, the proposal will be evaluated based on the company’s historical practice. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	Duration of no more than 5 years.

In addition, vote AGAINST any proposal where:

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote CASE-BY-CASE on requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

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Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

6.	Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

•	Management’s track record of successful integration of historical acquisitions;

•	Presence of conflicts of interest; and

•	Governance profile of the combined company.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into inappropriately risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

7.	Environmental, climate change and social issues

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

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•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Sustainability and climate change reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, or how the company may be impacted by climate change. The following factors will be considered:

•

The company’s current level of publicly-available disclosure including if the company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report or other similar report;

•	If the company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame;

•	If the company’s current level of disclosure is comparable to that of its industry peers; and

•	If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

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EXHIBIT G

Invesco Advisers, Inc.

Proxy Voting Policies and Procedures

(As of January 1, 2010)

The following policies and procedures apply to certain funds and other accounts managed by Invesco Advisers, Inc. ("Invesco").

A. POLICY STATEMENT

Introduction

Our Belief

The Invesco Funds Boards of Trustees and Invesco’s investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, Invesco considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders’ and other account holders’ interests. Our voting decisions are intended to enhance each company’s total shareholder value over Invesco's typical investment horizon.

Proxy voting is an integral part of Invesco’s investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco’s proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients’ economic interests, or to favor a particular client or business relationship to the detriment of others.

B. OPERATING PROCEDURES AND RESPONSIBLE PARTIES

Proxy administration

The Invesco Retail Proxy Committee (the “Proxy Committee”) consists of members representing Invesco's Investments, Legal and Compliance departments. Invesco’s Proxy Voting Guidelines (the “Guidelines”) are revised annually by the Proxy Committee, and are approved by the Invesco Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco uses information gathered from our own research, company managements, Invesco’s portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, Invesco’s investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams’ ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco gives proper consideration to the recommendations of a company’s Board of Directors.

Important principles underlying the Invesco Proxy Voting Guidelines

I.	Accountability

Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco endeavors to vote the proxies of its portfolio companies in

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a manner that will reinforce the notion of a board’s accountability to its shareholders. Consequently, Invesco votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board or over management.

The following are specific voting issues that illustrate how Invesco applies this principle of accountability.

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Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco’s investment thesis on a company.

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Director performance. Invesco withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.

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Auditors and Audit Committee members. Invesco believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco considers the past performance of the Committee and holds its members accountable for the quality of the company’s financial statements and reports.

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Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.

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Classified boards. Invesco supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

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Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

•	Responsiveness. Invesco withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

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Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

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Shareholder access. On business matters with potential financial consequences, Invesco votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

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II.	Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account’s investment.

Following are specific voting issues that illustrate how Invesco evaluates incentive plans.

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Executive compensation. Invesco evaluates compensation plans for executives within the context of the company’s performance under the executives’ tenure. Invesco believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

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Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan’s estimated cost relative to its peer group, Invesco votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to automatically replenish shares without shareholder approval.

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Employee stock-purchase plans. Invesco supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

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Severance agreements. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III.	Capitalization

Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company’s stated reasons for the request. Except where the request could adversely affect the fund’s ownership stake or voting rights, Invesco generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco’s investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV.	Mergers, Acquisitions and Other Corporate Actions

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V.	Anti-Takeover Measures

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco votes to reduce or eliminate such measures. These measures include adopting

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or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI.	Shareholder Proposals on Corporate Governance

Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate-governance standards indicate that such additional protections are warranted.

VII.	Shareholder Proposals on Social Responsibility

The potential costs and economic benefits of shareholder proposals seeking to amend a company’s practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco’s typical investment horizon. Therefore, Invesco abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.

VIII.	Routine Business Matters

Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board’s discretion on these items. However, Invesco votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco votes against proposals to conduct other unidentified business at shareholder meetings.

Summary

These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco’s decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company’s stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco may vote the shares held on a fund-by-fund or account-by-account basis.

Exceptions

In certain circumstances, Invesco may refrain from voting where the economic cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal.

Share-lending programs

One reason that some portion of Invesco’s position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower’s name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company’s proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund’s full position.

“Share-blocking”

Another example of a situation where Invesco may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as “share-blocking.” Invesco generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund’s or other account’s temporary inability to sell the security.

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International constraints

An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

Exceptions to these Guidelines

Invesco retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds’ shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds’ shareholders and other account holders, and will promptly inform the funds’ Boards of Trustees of such vote and the circumstances surrounding it.

Resolving potential conflicts of interest

A potential conflict of interest arises when Invesco votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts. Invesco reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco.

Invesco takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, Invesco may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco may engage an independent third party to determine how the proxy should be voted; or (3) Invesco may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco’s marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.

On a quarterly basis, the Invesco Funds Boards of Trustees review a report from Invesco’s Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco’s voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.

Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.

Funds of funds. Some Invesco Funds offering diversified asset allocation within one investment vehicle own shares in other Invesco Funds. A potential conflict of interest could arise if an underlying Invesco Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

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C. RECORDKEEPING

Records are maintained in accordance with Invesco's Recordkeeping Policy.

Policies and Vote Disclosure

A copy of these Guidelines and the voting record of each Invesco Fund are available on our web site, www.invesco.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

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EXHIBIT H

Lord, Abbett & Co. LLC (“Lord Abbett”)

Proxy Voting Policies and Procedures

(As of March 10, 2011)

LORD, ABBETT & CO. LLC

PROXY VOTING POLICIES AND PROCEDURES

Introduction

Under the Investment Advisers Act of 1940, as amended, Lord, Abbett & Co. LLC (“Lord Abbett” or “we”) acts as a fiduciary that owes each of its clients duties of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. This means that Lord Abbett is required to vote proxies in the manner we believe is in the best interests of each client, including the Lord Abbett Funds (the “Funds”) and their shareholders. We take a long-term perspective in investing our clients’ assets and employ the same perspective in voting proxies on their behalf. Accordingly, we tend to support proxy proposals that we believe are likely to maximize shareholder value over time, whether such proposals were initiated by a company or its shareholders.

Proxy Voting Process Overview

Lord Abbett has a Proxy Group within its Operations Department (the “Proxy Group”) that oversees proxy voting mechanics on a day-to-day basis and provides Lord Abbett’s Proxy Policy Committee (the “Proxy Policy Committee”) and Investment Department personnel with information regarding proxy voting. The Proxy Policy Committee consists of Lord Abbett’s Chief Investment Officer, Director of Domestic Equity Portfolio Management, Director of International Equity, Director of Research, and General Counsel. Voting decisions are made by the Investment Department in accordance with these policies and procedures and are carried out by the Proxy Group.

Lord Abbett has retained an independent third party service provider (the “Proxy Advisor”) to analyze proxy issues and recommend how to vote on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.2 While Lord Abbett takes into consideration the information and recommendations of the Proxy Advisor, Lord Abbett votes all proxies based on its own proxy voting policies, including Lord Abbett’s conclusions regarding the best interests of the Funds, their shareholders, and other advisory clients, rather than basing decisions solely on the Proxy Advisor’s recommendations.

Lord Abbett has implemented a three-pronged approach to the proxy voting process, which is described more fully below:

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In cases where we deem any client’s position in a company to be material,[3] the relevant investment team is responsible for determining how to vote the security. Once a voting decision has been made, the investment team provides instructions to the Proxy Group, which is responsible for submitting Lord Abbett’s vote.

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In cases where we deem all clients’ positions in a company to be non-material, the Chief Administrative Officer for the Investment Department is responsible for determining how to vote the security. The Chief Administrative Officer may seek guidance from the relevant investment team, the Proxy Policy Committee or any of its members, the Proxy Advisor, or other sources to determine how to vote. Once a voting decision has been made, the Chief Administrative Officer provides instructions to the Proxy Group, which is responsible for submitting Lord Abbett’s vote.

1	Lord Abbett currently retains Institutional Shareholder Services Inc. as the Proxy Advisor.
2	We presently consider a position in a particular company to be material if: (1) it represents more than 1% of any client’s portfolio holdings and all clients’ positions in the company together represent more than 1% of the company’s outstanding shares; or (2) all clients’ (continued from page 1) positions in the company together represent more than 5% of the company’s outstanding shares. For purposes of determining materiality, we exclude shares held by clients with respect to which Lord Abbett does not have authority to vote proxies. We also exclude shares with respect to which Lord Abbett’s vote is restricted or limited due to super-voting share structures (where one class of shares has super-voting rights that effectively disenfranchise other classes of shares), vote limitation policies, and other similar measures. This definition of materiality is subject to change at our discretion.

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Lord Abbett has identified certain types of proxy proposals that it considers purely administrative in nature and as to which it always will vote in the same manner. The Proxy Group is authorized to vote on such proposals without receiving instructions from the Investment Department, regardless of the materiality of any client’s position. Lord Abbett presently considers the following specific types of proposals to fall within this category: (1) proposals to change a company’s name, as to which Lord Abbett always votes in favor; (2) proposals regarding formalities of shareholder meetings (namely, changes to a meeting’s date, time, or location), as to which Lord Abbett always votes in favor; and (3) proposals to allow shareholders to transact other business at a meeting, as to which Lord Abbett always votes against.

When multiple investment teams manage one or more portfolios that hold the same voting security, the investment team that manages the largest number of shares of the security will be considered to have the dominant position and Lord Abbett will vote all shares on behalf of all clients that hold the security in accordance with the vote determined by the investment team with the dominant position.

Conflicts of Interest

Lord Abbett is an independent, privately held firm with a singular focus on the management of money. Although Lord Abbett does not face the conflicts of interest inherent in being part of a larger financial institution, conflicts of interest nevertheless may arise in the proxy voting process. Such a conflict may exist, for example, when a client’s account holds shares of a company that also is a client of Lord Abbett. We have adopted safeguards designed to ensure that conflicts of interests are identified and resolved in our clients’ best interests rather than our own. Generally, when a potential conflict of interest arises, Lord Abbett adheres to its voting guidelines on the issue or, if the guidelines do not address the particular issue, we would follow the Proxy Advisor’s recommendation.

Lord Abbett maintains a list of all publicly held companies for which one of the Funds’ independent directors/trustees also serves on the board of directors or is a nominee for election to the board of directors. If a Fund owns stock in such a company and if Lord Abbett decides not to follow the Proxy Advisor’s recommendation concerning a proxy proposal involving the company, Lord Abbett will notify the related Fund’s Proxy Committee4 and seek voting instructions from the Committee. In these instances, if applicable, the independent director/trustee will abstain from any discussions by the Fund’s Proxy Committee regarding the company.

Lord Abbett also maintains a list of all publicly held companies (including any subsidiaries of such companies) that have a significant business relationship with Lord Abbett. A “significant business relationship” for this purpose means: (1) a broker dealer firm that is responsible for one percent or more of the Funds’ total dollar amount of shares sold for the last 12 months; (2) a firm that is a sponsor firm with respect to Lord Abbett’s separately managed account business; (3) an institutional account client that has an investment management agreement with Lord Abbett; (4) an institutional investor that, to Lord Abbett’s knowledge, holds at least $5 million in shares of the Funds; and (5) a retirement plan client that, to Lord Abbett’s knowledge, has at least $5 million invested in the Funds. For proxy proposals involving such companies, Lord Abbett will notify the Funds’ Proxy Committees and seek voting instructions from the Committees only in those situations where Lord Abbett proposes not to follow the Proxy Advisor’s recommendations.

Proxy Voting Guidelines

A general summary of the guidelines that we normally follow in voting proxies appears below. These voting guidelines reflect our general views. We reserve the flexibility to vote in a manner contrary to our general views on particular issues if we believe doing so is in the best interests of our clients, including the Funds and their shareholders. Many different specific types of proposals may arise under the broad categories discussed below, and it is not possible to contemplate every issue on which we may be asked to vote. Accordingly, we will vote on proposals concerning issues not expressly covered by these guidelines based on the specific factors that we believe are relevant.

3	The Boards of Directors and Trustees of the Funds have delegated oversight of proxy voting to separate Proxy Committees comprised solely of independent directors and/or trustees, as the case may be. Each Proxy Committee is responsible for, among other things: (1) monitoring Lord Abbett’s actions in voting securities owned by the related Fund; (2) evaluating Lord Abbett’s policies in voting securities; and (3) meeting with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

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A. Auditors – Auditors are responsible for examining, correcting, and verifying the accuracy of a company’s financial statements. Lord Abbett believes that companies normally are in the best position to select their auditors and, therefore, we generally support management’s recommendations concerning the ratification of the selection of auditors. However, we may evaluate such proposals on a case-by-case basis due to concerns about impaired independence, accounting irregularities, or failure of the auditors to act in shareholders’ best economic interests, among other factors we may deem relevant.

B. Directors

1.	Election of directors – The board of directors of a company oversees all aspects of the company’s business. Companies and, under certain circumstances, their shareholders, may nominate directors for election by shareholders. Lord Abbett believes that the independent directors currently serving on a company’s board of directors (or a nominating committee comprised of such independent directors) generally are in the best position to identify qualified director nominees. Accordingly, we normally vote in accordance with management’s recommendations on the election of directors. In evaluating a director nominee’s candidacy, however, Lord Abbett may consider the following factors, among others: (1) the nominee’s experience, qualifications, attributes, and skills, as disclosed in the company’s proxy statement; (2) the composition of the board and its committees; (3) whether the nominee is independent of company management; (4) the nominee’s board meeting attendance; (5) the nominee’s history of representing shareholder interests on the company’s board or other boards; (6) the nominee’s investment in the company; (7) the company’s long-term performance relative to a market index; and (8) takeover activity. In evaluating a compensation committee nominee’s candidacy, Lord Abbett may consider additional factors including the nominee’s record on various compensation issues such as tax gross-ups, severance payments, options repricing, and pay for performance, although the nominee’s record as to any single compensation issue alone will not necessarily be determinative. Lord Abbett may withhold votes for some or all of a company’s director nominees on a case-by-case basis.

2.	Majority voting – Under a majority voting standard, director nominees must be elected by an affirmative majority of the votes cast at a meeting. Majority voting establishes a higher threshold for director election than plurality voting, in which nominees who receive the most votes are elected, regardless of how small the number of votes received is relative to the total number of shares voted. Lord Abbett generally supports proposals that seek to adopt a majority voting standard.

3.	Board classification – A “classified” or “staggered” board is a structure in which only a portion of a company’s board of directors (typically one-third) is elected each year. A company may employ such a structure to promote continuity of leadership and thwart takeover attempts. Lord Abbett generally votes against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by such a structure. In evaluating a classified board proposal, Lord Abbett may consider the following factors, among others: (1) the company’s long-term strategic plan; (2) the extent to which continuity of leadership is necessary to advance that plan; and (3) the need to guard against takeover attempts.

4.	Independent board and committee members – An independent director is one who serves on a company’s board but is not employed by the company or affiliated with it in any other capacity. While company boards may apply different standards in assessing director independence, including any applicable standards prescribed by stock exchanges and the federal securities laws, a director generally is determined to qualify as independent if the director does not have any material relationship with the company (either directly or indirectly) based on all relevant facts and circumstances. Material relationships can include employment, business, and familial relationships, among others. Lord Abbett believes that independent board and committee membership often helps to mitigate the inherent conflicts of interest that arise when a company’s executive officers also serve on its board and committees. Therefore, we generally support the election of board or committee nominees if such election would cause a majority of a company’s board or committee members to be independent. However, a nominee’s effect on the independent composition of the board or any committee is one of many factors Lord Abbett considers in voting on the nominee and will not necessarily be dispositive.

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5.	Independent board chairman – Proponents of proposals to require independent board chairmen (formerly often referred to as “separation of chairman and chief executive officer” proposals) seek to enhance board accountability and mitigate a company’s risk-taking behavior by requiring that the role of the chairman of the company’s board of directors be filled by an independent director. We generally vote with management on proposals that call for independent board chairmen. We may vote in favor of such proposals on a case-by-case basis, despite management opposition, if we believe that a company’s governance structure does not promote independent oversight through other means, such as a lead director, a board composed of a majority of independent directors, and/or independent board committees. In evaluating independent chairman proposals, we will focus in particular on the presence of a lead director, which is an independent director designated by a board with a non-independent chairman to serve as the primary liaison between company management and the independent directors and act as the independent directors’ spokesperson.

C. Compensation and Benefits

1.	General – In the wake of recent corporate scandals and market volatility, shareholders increasingly have scrutinized the nature and amount of compensation paid by a company to its executive officers and other employees. Lord Abbett believes that because a company has exclusive knowledge of material information not available to shareholders regarding its business, financial condition, and prospects, the company itself usually is in the best position to make decisions about compensation and benefits. Accordingly, we generally vote with management on such matters. However, we may oppose management on a case-by-case basis if we deem a company’s compensation to be excessive or inconsistent with its peer companies’ compensation, we believe a company’s compensation measures do not foster a long-term focus among its executive officers and other employees, or we believe a company has not met performance expectations, among other reasons. Discussed below are some specific types of compensation-related proposals that we may encounter.

2.	Incentive compensation plans – An incentive compensation plan rewards an executive’s performance through a combination of cash compensation and stock awards. Incentive compensation plans are designed to align an executive’s compensation with a company’s long-term performance. As noted above, Lord Abbett believes that management generally is in the best position to assess executive compensation levels and, therefore, generally votes with management on proposals relating to incentive compensation plans. In evaluating such a proposal, however, Lord Abbett may consider the following factors, among others: (1) the executive’s expertise and the value he or she brings to the company; (2) the company’s performance, particularly during the executive’s tenure; (3) the percentage of overall compensation that consists of stock; (4) whether and/or to what extent the incentive compensation plan has any potential to dilute the voting power or economic interests of other shareholders; (5) the features of the plan and costs associated with it; (6) whether the plan provides for repricing or replacement of underwater stock options; and (7) quantitative data from the Proxy Advisor regarding compensation ranges by industry and company size. We also scrutinize very closely the proposed repricing or replacement of underwater stock options, taking into consideration the stock’s volatility, management’s rationale for the repricing or replacement, the new exercise price, and any other factors we deem relevant.

3.	Say on pay – “Say on pay” proposals give shareholders a nonbinding vote on executive compensation. These proposals are designed to serve as a means of conveying to company management shareholder concerns, if any, about executive compensation. Lord Abbett believes that management generally is in the best position to assess executive compensation. Thus, we generally vote with management on say on pay proposals unless we believe that compensation has been excessive or direct feedback to management about compensation has not resulted in any changes. We also generally vote with management on proposals regarding the frequency of say on pay votes. However, any particular vote will be based on the specific facts and circumstances we deem relevant.

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Pay for performance – “Pay for performance” proposals are shareholder proposals that seek to achieve greater alignment between executive compensation and company performance. Shareholders initiating these proposals tend to focus on board compensation committees’ accountability, the use of independent compensation consultants, enhanced disclosure of compensation packages, and perquisites given to executives. Because Lord Abbett believes that management generally is in the best position to assess executive compensation, we generally follow management’s voting recommendations regarding pay for

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performance proposals. However, we may evaluate such proposals on a case-by-case basis if we believe a company’s long-term interests and its executives’ financial incentives are not properly aligned or if we question the methodology a company followed in setting executive compensation, among other reasons.

5.	Clawback provisions – A clawback provision allows a company to recoup or “claw back” incentive compensation paid to an executive if the company later determines that the executive did not actually meet applicable performance goals. For example, such provisions might be used when a company calculated an executive’s compensation based on materially inaccurate or fraudulent financial statements. Some clawback provisions are triggered only if the misalignment between compensation and performance is attributable to improper conduct on the part of the executive. Shareholder proponents of clawback proposals believe that they encourage executive accountability and mitigate a company’s risk-taking behavior. Because Lord Abbett believes that management generally is in the best position to assess executive compensation, we generally vote with management on clawback proposals. We may, however, evaluate such a proposal on a case-by-case basis due to concerns about the amount of compensation paid to the executive, the executive’s or the company’s performance, or accounting irregularities, among other factors we may deem relevant.

6.	Anti-gross-up policies – Tax “gross-ups” are payments by a company to an executive intended to reimburse some or all of the executive’s tax liability with respect to compensation, perquisites, and other benefits. Because the gross-up payment also is taxable, it typically is inflated to cover the amount of the tax liability and the gross-up payment itself. Critics of such payments argue that they often are not transparent to shareholders and can substantially enhance an executive’s overall compensation. Thus, shareholders increasingly are urging companies to establish policies prohibiting tax gross-ups. Lord Abbett generally favors adoption of anti-tax gross-up policies themselves, but will not automatically vote against a compensation committee nominee solely because the nominee approved a gross-up.

7.	Severance agreements and executive death benefits – Severance or so-called “golden parachute” payments sometimes are made to departing executives after termination or upon a company’s change in control. Similarly, companies sometimes make executive death benefit or so-called “golden coffin” payments to an executive’s estate. Both practices increasingly are coming under shareholder scrutiny. While we generally vote with management on compensation matters and acknowledge that companies may have contractual obligations to pay severance or executive death benefits, we scrutinize cases in which such benefits are especially lucrative or are granted despite the executive’s or the company’s poor performance, and may vote against management on a case-by-case basis as we deem appropriate. We also generally support proposals to require that companies submit severance agreements and executive death benefits for shareholder ratification.

8.	Executive pay limits – Lord Abbett believes that a company’s flexibility with regard to its compensation practices is critical to its ability to recruit, retain, and motivate key talent. Accordingly, we generally vote with management on shareholder proposals that seek to impose limits on executive compensation.

9.	Employee stock purchase plans – Employee stock purchase plans permit employees to purchase company stock at discounted prices and, under certain circumstances, receive favorable tax treatment when they sell the stock. Lord Abbett generally follows management’s voting recommendation concerning employee stock purchase plans, although we generally do not support plans that are dilutive.

D. Corporate Matters

1.	Charter amendments – A company’s charter documents, which may consist of articles of incorporation or a declaration of trust and bylaws, govern the company’s organizational matters and affairs. Lord Abbett believes that management normally is in the best position to determine appropriate amendments to a company’s governing documents. Some charter amendment proposals involve routine matters, such as changing a company’s name or procedures relating to the conduct of shareholder meetings. Lord Abbett believes that such routine matters do not materially affect shareholder interests and, therefore, we vote with management with respect to them in all cases. Other types of charter amendments, however, are more substantive in nature and may impact shareholder interests. We consider such proposals on a case-by-case basis to the extent they are not explicitly covered by these guidelines.

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2.	Changes to capital structure – A company may propose amendments to its charter documents to change the number of authorized shares or create new classes of stock. We generally support proposals to increase a company’s number of authorized shares when the company has articulated a clear and reasonable purpose for the increase (for example, to facilitate a stock split, merger, acquisition, or restructuring). However, we generally oppose share capital increases that would have a dilutive effect. We also generally oppose proposals to create a new class of stock with superior voting rights.

3.	Reincorporation – We generally follow management’s recommendation regarding proposals to change a company’s state of incorporation, although we consider the rationale for the reincorporation and the financial, legal, and corporate governance implications of the reincorporation. We will vote against reincorporation proposals that we believe contravene shareholders’ interests.

4.	Mergers, acquisitions, and restructurings – A merger or acquisition involves combining two distinct companies into a single corporate entity. A restructuring involves a significant change in a company’s legal, operational, or structural features. After these kinds of transactions are completed, shareholders typically will own stock in a company that differs from the company whose shares they initially purchased. Thus, Lord Abbett views the decision to approve or reject a potential merger, acquisition, or restructuring as being equivalent to an investment decision. In evaluating such a proposal, Lord Abbett may consider the following factors, among others: (1) the anticipated financial and operating benefits; (2) the offer price; (3) the prospects of the resulting company; and (4) any expected changes in corporate governance and their impact on shareholder rights. We generally vote against management proposals to require a supermajority shareholder vote to approve mergers or other significant business combinations. We generally vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We also generally vote against charter amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of a company’s voting stock.

E. Anti-Takeover Issues and Shareholder Rights

1.	Proxy access – Proxy access proposals advocate permitting shareholders to have their nominees for election to a company’s board of directors included in the company’s proxy statement in opposition to the company’s own nominees. Recently adopted amendments to the U.S. Securities and Exchange Commission’s (the “SEC”) proxy rules allow shareholders or groups of shareholders satisfying certain stock ownership and other eligibility requirements to include their director nominees on a company’s proxy ballot under certain limited circumstances. Proxy access initiatives enable shareholders to nominate their own directors without incurring the often substantial cost of preparing and mailing a proxy statement, making it less expensive and easier for shareholders to challenge incumbent directors. Lord Abbett supports such measures so long as they comport with the requirements set forth in the SEC’s proxy rules. However, we generally will vote with management on proposals that seek to allow proxy access subject to less stringent requirements.

2.	Shareholder rights plans – Shareholder rights plans or “poison pills” are a mechanism of defending a company against takeover efforts. Poison pills allow current shareholders to purchase stock at discounted prices or redeem shares at a premium after a takeover, effectively making the company more expensive and less attractive to potential acquirers. Companies may employ other defensive tactics in combination with poison pills, such as golden parachutes that take effect upon a company’s change in control and therefore increase the cost of a takeover. Because poison pills can serve to entrench management and discourage takeover offers that may be attractive to shareholders, we generally vote in favor of proposals to eliminate poison pills and proposals to require that companies submit poison pills for shareholder ratification. In evaluating a poison pill proposal, however, Lord Abbett may consider the following factors, among others: (1) the duration of the poison pill; (2) whether we believe the poison pill facilitates a legitimate business strategy that is likely to enhance shareholder value; (3) our level of confidence in management; (4) whether we believe the poison pill will be used to force potential acquirers to negotiate with management and assure a degree of stability that will support good long-range corporate goals; and (5) the need to guard against takeover attempts.

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3.	Chewable pill provisions – A “chewable pill” is a variant of the poison pill that mandates a shareholder vote in certain situations, preventing management from automatically discouraging takeover offers that may be attractive to shareholders. We generally support chewable pill provisions that balance management’s and shareholders’ interests by including: (1) a redemption clause allowing the board to rescind a pill after a potential acquirer’s holdings exceed the applicable ownership threshold; (2) no dead-hand or no-hand pills, which would allow the incumbent board and their approved successors to control the pill even after they have been voted out of office; (3) sunset provisions that allow shareholders to review and reaffirm or redeem a pill after a predetermined time frame; and (4) a qualifying offer clause, which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

4.	Anti-greenmail provisions – An anti-greenmail provision is a special charter provision that prohibits a company’s management from buying back shares at above market prices from potential acquirers without shareholder approval. We generally support such provisions, provided that they are not bundled with other measures that serve to entrench management or discourage attractive takeover offers.

5.	Fair price provisions – A fair price provision is a special charter provision that requires that all selling shareholders receive the same price from a buyer. Fair price provisions are designed to protect shareholders from inequitable two-tier stock acquisition offers in which some shareholders may be bought out on disadvantageous terms. We generally support such provisions, provided that they are not bundled with other measures that serve to entrench management or discourage attractive takeover offers.

6.	Rights to call special shareholder meetings – Proposals regarding rights to call special shareholder meetings normally seek approval of amendments to a company’s charter documents. Lord Abbett generally votes with management on proposals concerning rights to call special shareholder meetings. In evaluating such a proposal, Lord Abbett may consider the following factors, among others: (1) the stock ownership threshold required to call a special meeting; (2) the purposes for which shareholders may call a special meeting; (3) whether the company’s annual meetings offer an adequate forum in which shareholders may raise their concerns; and (4) the anticipated economic impact on the company of having to hold additional shareholder meetings.

7.	Supermajority vote requirements – A proposal that is subject to a supermajority vote must receive the support of more than a simple majority in order to pass. Supermajority vote requirements can have the effect of entrenching management by making it more difficult to effect change regarding a company and its corporate governance practices. Lord Abbett normally supports shareholders’ ability to approve or reject proposals based on a simple majority vote. Thus, we generally vote for proposals to remove supermajority vote requirements and against proposals to add them.

8.	Cumulative voting – Under cumulative or proportional voting, each shareholder is allotted a number of votes equal to the number of shares owned multiplied by the number of directors to be elected. This voting regime strengthens the voting power of minority shareholders because it enables shareholders to cast multiple votes for a single nominee. Lord Abbett believes that a shareholder or group of shareholders using this technique to elect a director may seek to have the director represent a narrow special interest rather than the interests of the broader shareholder population. Accordingly, we generally vote against cumulative voting proposals.

9.	Confidential voting – In a confidential voting system, all proxies, ballots, and voting tabulations that identify individual shareholders are kept confidential. An open voting system, by contrast, gives management the ability to identify shareholders who oppose its proposals. Lord Abbett believes that confidential voting allows shareholders to vote without fear of retribution or coercion based on their views. Thus, we generally support proposals that seek to preserve shareholders’ anonymity.

10.	Reimbursing proxy solicitation expenses—Lord Abbett generally votes with management on shareholder proposals to require a company to reimburse reasonable expenses incurred by one or more shareholders in a successful proxy contest, and may consider factors including whether the board has a plurality or majority vote standard for the election of directors, the percentage of directors to be elected in the contest, and shareholders’ ability to cumulate their votes for the directors.

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11.	Transacting other business – Lord Abbett believes that proposals to allow shareholders to transact other business at a meeting deprive other shareholders of sufficient time and information to carefully evaluate the relevant business issues and determine how to vote with respect to them. Therefore, Lord Abbett always votes against such proposals.

F.	Social, Political, and Environmental Issues – Proposals relating to social, political, or environmental issues typically are initiated by shareholders and urge a company to disclose certain information or change certain business practices. Lord Abbett evaluates such proposals based on their effect on shareholder value rather than on their ideological merits. We generally follow management’s recommendation on social, political, and environmental proposals and tend to vote against proposals that are unduly burdensome or impose substantial costs on a company with no countervailing economic benefits to the company’s shareholders. Nonetheless, we pay particular attention to highly controversial issues, as well as instances where management has failed repeatedly to take corrective actions with respect to an issue.

G.	Share Blocking – Certain foreign countries impose share blocking restrictions that would prohibit Lord Abbett from trading a company’s stock during a specified period before the company’s shareholder meeting. Lord Abbett believes that in these situations, the benefit of maintaining liquidity during the share blocking period outweighs the benefit of exercising our right to vote. Therefore, it is Lord Abbett’s general policy to not vote securities in cases where share blocking restrictions apply.

Amended: March 10, 2011

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EXHIBIT I

MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

(as of March 1, 2012)

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, McLean Budden Limited and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A.	Voting Guidelines;

B.	Administrative Procedures;

C	Records Retention; and

D.	Reports.

A. VOTING GUIDELINES

1.	General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

In developing these proxy voting guidelines, MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal. Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account. From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate.

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These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the United Nations Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS’ fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

B.	ADMINISTRATIVE PROCEDURES

1.	MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a.	Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.	Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c.	Considers special proxy issues as they may arise from time to time.

2.	Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders.5 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision, then that employee must recuse himself/herself from participating in the voting process. Additionally, with respect to decisions concerning all Non-Standard Votes, as defined below, MFS will review the securities holdings reported by investment professionals that participate in such decisions to determine whether such person has a direct economic interest in the decision, in which case such person shall not further participate in making the decision. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates a potentially excessive

5

For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer.

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executive compensation issue in relation to the election of directors or advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions) (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a.	Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Client List”);

b.	If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c.	If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests; and

d.	For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively "Sun Life"), MFS will cast a vote on behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.'s ("ISS") benchmark policy, or as required by law.

Except as described in the MFS Fund's prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS, MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.

3.	Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. (“Broadridge”). Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis &

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Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings data-feed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots. When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s on-line system. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company. If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4.	Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses the research of ISS to identify (i) circumstances in which a board may have approved excessive executive compensation, (ii) environmental and social proposals that warrant consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will rely on research from Glass Lewis to identify such issues. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little or no involvement in most votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g. mergers and acquisitions, capitalization matters, potentially excessive executive compensation issues, or shareholder proposals relating to environmental and social issues), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.6 However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5.	Voting Proxies

6	From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

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In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

6.	Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7.	Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest. From time to time, MFS may determine that it is appropriate and beneficial for representatives from the MFS Proxy Voting Committee to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters. A company or shareholder may also seek to engage with representatives of the MFS Proxy Voting Committee in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals.

C.	RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

D.	REPORTS

All MFS Advisory Clients

MFS may publicly disclose the proxy voting records of certain clients or the votes it casts with respect to certain matters as required by law. At any time, a report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and

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proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

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EXHIBIT J

PIMCO

PROXY VOTING POLICY AND PROCEDURES

(As of May 2010)

These proxy voting policies and procedures (“Policies and Procedures”) are intended to foster PIMCO compliance with its fiduciary obligations and applicable law. These Policies and Procedures apply to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority.1 PIMCO will vote proxies in accordance with these Policies and Procedures for each of its clients unless expressly directed by a client in writing to refrain from voting that client’s proxies. PIMCO’s authority to vote proxies on behalf of its clients results from its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets.

A. General Statements of Policy

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. As a general matter, when PIMCO has proxy voting authority, PIMCO has a fiduciary obligation to monitor corporate events and to vote all client proxies that come to its attention. If it is consistent with PIMCO’s contractual obligations to the client, however, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio manager (“PM”) to effect trades in the related security; or (3) the Legal and Compliance Department has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.

B. Conflicts of Interest

1. Identification of Material Conflicts of Interest

a)	In General. PIMCO has a fiduciary obligation to vote all client proxies in good faith and in the best interests of the client. Conflicts of interest, however, may, or may appear to, interfere with PIMCO’s ability to vote proxies in accordance with this fiduciary standard. Actual or potential conflicts of interest when PIMCO votes client proxies could arise in many ways, such as (i) if PIMCO has a material business relationship with the issuer to which the proxy relates; (ii) if a PM responsible for voting proxies has a material personal or business relationship with the issuer; (iii) if PIMCO clients have divergent interests in the proxy vote; and (iv) if the PM voting a proxy becomes aware of a material business relationship between the issuer and a PIMCO affiliate before voting.

PIMCO seeks to prevent conflicts of interest from interfering with its voting of client proxies by identifying such conflicts and resolving them as described in these Policies and Procedures.

b)

Equity Securities.[2] PIMCO has retained an Industry Service Provider (“ISP”) to provide recommendations on how to vote proxies with respect to Equity Securities. PIMCO will follow the recommendations of the ISP unless (i) the ISP is unable to vote a proxy (such as if the ISP has a disabling conflict of interest), or (ii) a PM decides to override the ISP’s voting recommendation. In either such case as described below, the Legal and Compliance Department will review the proxy to determine whether a material conflict of interest, or the appearance of one, exists. Each PM has a duty to disclose to the Legal and Compliance

1	Voting or consent rights shall not include matters which are primarily decisions to buy or sell investments, such as tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.
2	The term “equity securities” means common and preferred stock; it does not include debt securities convertible into equity securities.

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Department, any potential actual or apparent material conflict of interest known to the PM relating to a proxy vote in relation to an equity security (whether the proxy will be voted by the ISP or PIMCO). If no material actual or apparent conflict of interest is identified by, or disclosed to, the Legal and Compliance Department, the proxy may be voted by the responsible PM in good faith and in the best interests of the client.

If an actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance Department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by a conflicts committee (“Conflicts Committee”); (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance Department. See Section B.2 below.

c)	All Other Securities. Client proxies for all other securities (including fixed income securities) are reviewed by the Legal and Compliance Department to determine whether a material conflict of interest, or the appearance of one, exists. Each PM has a duty to disclose to the Legal and Compliance Department any potential, actual or apparent material conflict of interest known to the PM relating to a proxy vote in relation to a fixed income security. If no actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance Department, the proxy may be voted by the responsible PM in good faith and in the best interests of the client. In certain cases, a proxy relating to a bank loan may contain material non-public information, in which case, pursuant to PIMCO’s policies and procedures regarding the use of such information, the proxy may be voted by someone other than the applicable PM.

If an actual or apparent material conflict is identified by, or disclosed to, the Legal and Compliance Department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by the Conflicts Committee; (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance Department. See Section B.2 below.

2. Resolution of Identified Conflicts of Interest

a)	Equity Securities Voted by ISP. The ISP, an independent research and voting service, makes voting recommendations for proxies relating to equity securities in accordance with ISP’s guidelines which have been adopted by PIMCO (“RM Guidelines”). PIMCO has determined to follow the RM Guidelines. By following the guidelines of an independent third party, PIMCO intends to eliminate any conflict of interest PIMCO may have with respect to proxies covered by the ISP.

b)	All Securities Not Covered by the ISP. The following applies to (i) votes and consents with respect to fixed income securities, (ii) proxies received in relation to equity securities for which the ISP is unable to provide recommendations on how to vote, and (iii) proxies for which, as described below, a PM determines to override the ISP’s voting recommendation. In each case, such proxies will be reviewed by the Legal and Compliance Department and if a material conflict of interest (or the appearance of one) is identified by, or disclosed to, the Legal and Compliance Department, such conflict will be resolved either by: (i) applying the policies and procedures set forth herein; (ii) applying a protocol previously established by the Conflicts Committee; (iii) if no such protocol covers the conflict at hand, elevation to the Conflicts Committee for direct resolution by it; or (iv) applying such other procedure(s) approved by the Legal and Compliance Department. The Legal and Compliance Department will record the manner in which each such conflict is resolved (including, in the case of direct resolution by the Conflicts Committee, the procedure applied by the Conflicts Committee).

1)	Conflicting Client Interests. Where the conflict at issue has arisen because PIMCO clients have divergent interests, the applicable PM or another PM may vote the proxy as follows:
•

If the conflict exists between the accounts of one or more PMs on the one hand, and accounts of one or more different PMs on the other, each PM (if the conflict does not also exist among the PM’s accounts) will vote on behalf of his or her accounts in such accounts’ best interests.

•

If the conflict exists among the accounts of a PM, such PM shall notify the Legal and Compliance Department and the head of the PM’s desk (or such PM’s manager, if different). The desk head or manager of such PM will then designate another PM without a conflict to vote on behalf of those accounts.

2)	Direct Resolution by the Conflicts Committee. When a conflict is brought to the Conflicts Committee for direct resolution, the Conflicts Committee will seek to mitigate the actual or apparent conflict in the best interest of clients by, for example:

•	permitting the applicable PM to vote after receiving the consent of the client after providing notice and disclosure of the conflict to that client; or

•	voting the proxy in accordance with the recommendation of, or delegating the vote to, an independent third-party service provider; or

•

having the client direct the vote (and, if deemed appropriate by the Conflicts Committee, suggesting that the client engage another party to assist the client in determining how the proxy should be voted).

In considering the manner in which to mitigate a material conflict of interest, the Conflicts Committee may consider various factors, including:

•	The extent and nature of the actual or apparent conflict of interest;

•	If the client is a fund, whether it has an independent body (such as a board of directors) that is willing to give direction to PIMCO;

•	The nature of the relationship of the issuer with PIMCO (if any);

•	Whether there has been any attempt to directly or indirectly influence PIMCO’s voting decision; and

•	Whether the direction of the proposed vote would appear to benefit PIMCO, a related party or another PIMCO client.

3)	The Conflicts Committee Protocol. To permit the more efficient resolution of conflicts of interest, the Conflicts Committee may establish a protocol (the “Conflicts Committee Protocol”) that directs the methods of resolution for specific types of conflicts, provided that such methods comply with Section B.2. Once a protocol has been established for a certain type of conflict, unless otherwise approved in writing by the Legal and Compliance Department, all conflicts of that type will be resolved pursuant to the protocol, subject to the Conflict Committee’s ability to rescind or amend such protocol.

c)	Investments by Clients in Affiliated Funds. Conflicts of interest with respect to the voting of proxies may also arise when PIMCO-managed separate accounts, funds or other collective investment vehicles are shareholders of PIMCO-affiliated funds that are the subject of proxies. PIMCO will vote client proxies relating to a PIMCO-affiliated fund in accordance with the offering or other disclosure documents for the PIMCO-managed separate account, fund or other investment vehicle holding shares of the PIMCO-affiliated fund. Where such documents are silent on the issue, PIMCO will vote client proxies relating to a PIMCO-affiliated fund by “echoing” or “mirroring” the vote of the other shareholders in the underlying funds or by applying the conflicts resolution procedures set forth in Section B.2.

d)	Information Barriers. To reduce the occurrence of actual or apparent conflicts of interest, PIMCO and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any affiliate other than PIMCO-named affiliates.

C. Proxy Voting Process

PIMCO’s process for voting proxies with respect to equity and other securities is described below.

1. Proxy Voting Process: Equity Securities

a)	The Role of the ISP.

PIMCO has selected the ISP to assist it in researching and voting proxies. The ISP researches the financial implications of proxy proposals and assists institutional investors with casting votes in a manner intended to protect and enhance shareholder returns, consistent with the particular guidelines of the institutional investor. PIMCO utilizes the research and analytical services, operational implementation and recordkeeping and reporting services provided by the ISP with respect to proxies relating to equity securities.

The ISP will provide a recommendation to PIMCO as to how to vote on each proposal based on its research of the individual facts and circumstances of each proposal and its application to the RM Guidelines. Except for newly established accounts that have not yet migrated to the ISP’s systems, the ISP will cast votes as PIMCO’s agent on behalf of clients in accordance with its recommendations unless instructed otherwise by PIMCO. PIMCO permits the ISP to vote in accordance with its recommendation, subject to any override of such recommendation by the PM. For accounts not yet migrated to the ISP’s system, PIMCO Operations will manually cast votes in accordance with the ISP’s recommendations, subject to any override of such recommendations by the PM.

b)	Overrides of ISP’s Recommendations.

1)	Portfolio Manager Review. Each PM is responsible for reviewing proxies relating to equity securities and determining whether to accept or reject the recommendation of the ISP, in accordance with the best interests of the client. If a PM determines that overriding the recommendation of the ISP would be in the best interests of the client based on all the facts and circumstances, the PM, with the assistance of the Operations Group, as appropriate, must prepare or arrange for the preparation of a report (the “Override Report”) containing the information set forth below and any other information the PM and the Legal and Compliance Department deem relevant:

•	Name and ticker symbol of issuer;

•	Percentage of the outstanding shares of the issuer held;

•	The name(s) of the fund(s) or account(s) holding the securities;

•	A summary of the proposal;

•	The date of the shareholder meeting and the response deadline;

•	Whether the proposal is being made by management or a shareholder;

•	Management’s recommendation with respect to the proposal;

•	The ISP recommendation with respect to the proposal;

•	The reasoning behind the PM’s decision to recommend the override;

•

Whether the PM is aware of any actual or apparent conflict of interest with respect to the issuer or proponent of the proposal (see Section B above). The PM should explain any such actual or apparent conflicts; and

•	Whether the PM has been contacted by an outside party regarding the vote.

2)	Compliance Review. The Legal and Compliance Department will review the Override Report to determine whether an actual or apparent conflict of interest exists with respect to the vote. If the Legal and Compliance Department determines that no such conflict of interest exists, the PM’s recommendation will be implemented. If the Legal and Compliance Department determines that such a conflict of interest exists, the conflict will be resolved in accordance with the policies described above in Section B.2 of these Policies and Procedures. In no event will PIMCO abstain from a vote solely to avoid a conflict of interest.

3)	Override. If the result of this process is a decision to vote differently than proposed by the ISP, the PM, with the assistance of the Operations Group will inform the ISP of the voting decision for implementation by the ISP.

c)	When the ISP Does Not Provide a Recommendation.

In certain circumstances, the ISP, as a result of technical or other difficulties, may be unable to provide a recommendation with respect to a client proxy. Where the ISP is unable to provide a recommendation for an equity security proxy, PIMCO shall vote such proxy in accordance with Section C.2.

2. Proxy Voting Process: All Other Securities (including equity securities not voted by the ISP)

The ISP covers the majority of equity securities. In certain circumstances, such as when an equity security issuer does not have a contractual relationship with the ISP, an equity proxy will not be covered by the ISP.

Equity proxies not covered by the ISP and proxies in respect of securities other than equity securities (collectively “OS Proxies”) may be received by PIMCO Operations, the PM or by State Street Investment Management Solutions (“IMS West”). Upon receipt of any proxy voting ballots, all OS Proxies should be forwarded to PIMCO Operations, which coordinates with the Legal and Compliance Department, and the PM(s) as appropriate, to vote such OS Proxies manually in accordance with the procedures set forth below.

a)	Identify and Seek to Resolve any Material Conflicts of Interest. As described in Section B.1, PIMCO’s Legal and Compliance Department will review each OS Proxy to determine whether PIMCO may have an actual or apparent material conflict of interest in voting. If no such conflict is identified, the Legal and Compliance Department will forward each OS Proxy to PIMCO’s Middle Office Group, which will coordinate consideration of such proxy by the appropriate PM(s). However, if such a conflict is identified, the Legal and Compliance Department will, in accordance with Section B.2 above, resolve such conflict pursuant to a Conflicts Committee Protocol or, if no such protocol is applicable to the conflict at issue, elevate such conflict to the Conflicts Committee for direct resolution.

b)	Vote. (i) Where no material conflict of interest was identified, the PM will review the proxy information, vote the OS Proxy in accordance with these policies and procedures and return the voted OS Proxy to PIMCO Operations; (ii) Where a material conflict of interest was identified, the OS Proxy will be voted in accordance with the conflict resolution procedures in Section B.2 and the voted OS Proxy will be returned to PIMCO Operations.

c)	Review. PIMCO Operations will review for proper completion each OS Proxy that was submitted to it. PIMCO Operations will forward the voted OS Proxy to the ballot collection agency with the decision as to how it should be voted.

d)	Transmittal to Third Parties. PIMCO Operations will document the decision for each OS Proxy received in a format designated by the ballot collection agency or other third party service provider. PIMCO Operations will maintain a log of all OS Proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

e)	Recordkeeping. PIMCO Operations will forward the ballot and log to IMS West which will be incorporated into the Corporate Action Event Report (CAER).

3.	Abstentions

If it is consistent with PIMCO’s contractual obligations to the client, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the PM’s ability to effect trades in the related security; or (3) the Legal and Compliance Department has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.

4.	Proxies Relating to Securities on Loan

Where a security is on loan, PIMCO may, but is not required to, request that the loaned securities be recalled and that the security be blocked from lending prior to the meeting record date in order to vote the proxy. In determining whether to recall a loaned security, the relevant PM(s) shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the security on loan. The recall decision should be made in the best interests of the client based on a consideration of various factors, which may include the following: (1) whether the matter to be voted on may significantly affect the value of the security; (2) the relative cost and/or administrative inconvenience of recalling the security; (3) the significance of the holding; and (4) whether the security is considered a long-term holding.

D. U.S. Reporting and Disclosure Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law (including with respect to the filing of any Form N-PX) or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.

For each investment company that PIMCO sponsors and manages, PIMCO will ensure that the proxy voting record for the twelve-month period ending June 30 for each registered investment company is properly reported on Form N-PX which is filed with the SEC no later than August 31 of each year. PIMCO will also ensure that each such fund states in its Statement of Additional Information (“SAI”) and its annual and semiannual report to shareholders that information concerning how the fund voted proxies relating to its portfolio securities for the most recent twelve-month period ending June 30, is available through the fund’s website and on the SEC’s website, as required by Form N-1A. PIMCO’s Fund Administration Group is responsible for ensuring that this information is posted on each fund’s website in accordance with the foregoing disclosure. PIMCO will ensure that proper disclosure is made in each fund’s SAI describing the policies and procedures used to determine how to vote proxies relating to such fund’s portfolio securities, also as required by Form N-1A.

E. PIMCO Record Keeping

PIMCO or its agent (e.g., IMS West or the ISP) maintains proxy voting records as required by applicable rules. The records maintained by PIMCO include: (1) a copy of all proxy voting policies and procedures; (2) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; (3) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records; and (4) any documentation related to an identified material conflict of interest. Additionally, PIMCO or its agent (if the agent has undertaken to provide a copy to PIMCO upon request) maintains: (1) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied in the U.S. by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); and (2) a record of each vote cast by PIMCO on behalf of a client.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

F. Review and Oversight

PIMCO’s Legal and Compliance Department will provide for the supervision and periodic review, no less than on an annual basis, of PIMCO’s proxy voting activities and the implementation of these Policies and Procedures. Such review process will include a review of PM overrides of the ISP’s voting recommendations.

Effective Date: August 2003

Revised Dates: May 2007

        May 2010

Appendix

The Industry Service Provider for Equity Securities proxy voting is RiskMetrics Group, Inc., One Chase Manhattan Plaza, 44th Floor, New York, NY 10005.

EXHIBIT K

Wellington Management Company, LLP

Global Proxy Policy and Procedures

(As of July 8, 2009)

Introduction	Wellington Management Company, LLP (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.

Wellington Management’s Proxy Voting Guidelines (the “Guidelines”), which are incorporated by reference to these Global Proxy Policy and Procedures, set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules. Many of the Guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision. The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines. In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Guidelines.

Statement of Policy	As a matter of policy, Wellington Management:

1
Takes responsibility for voting client proxies only upon a client’s written request.

2
Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3

Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4

Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5

Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6

Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer’s corporate governance as part of the investment process.

7

Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8

Provides all clients, upon request, with copies of these Global Proxy Policy and Procedures, the Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9

Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

Responsibility and Oversight	Wellington Management has a Corporate Governance Committee, established by action of the firm’s Executive Committee, that is responsible for the review and approval of the firm’s written Global Proxy Policy and Procedures and the Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm’s Legal and Compliance Group monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Global Research Services Group. In addition, the Global Research Services Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

Statement of Procedures	Wellington Management has in place certain procedures for implementing its proxy voting policy.

General Proxy Voting	Authorization to Vote
Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

Receipt of Proxy
Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank. If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent. Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.

Reconciliation
To the extent reasonably practicable, each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research
In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

Proxy Voting
Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:

☐ Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Global Research Services Group and voted in accordance with the Guidelines.

☐ Issues identified as “case-by-case” in the Guidelines are further reviewed by the Global Research Services Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

☐ Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Material Conflict of Interest Identification and Resolution Processes
Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact the Global Research Services Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene. Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

Other Considerations	In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Securities Lending
Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration
Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs
Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In addition, Wellington Management's practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for Powers of Attorney and consularization are examples of such circumstances.

Additional Information	Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management’s Global Proxy Policy and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Dated: July 8, 2009

Wellington Management Company, LLP

Global Proxy Voting Guidelines

Introduction	Upon a client’s written request, Wellington Management Company, llp (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

Voting Guidelines	Composition and Role of the Board of Directors

☐ Election of Directors:	Case-by-Case

We believe that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

☐ Classify Board of Directors:	Against

We will also vote in favor of shareholder proposals seeking to declassify boards.

☐ Adopt Director Tenure/Retirement Age (SP):	Against

☐ Adopt Director & Officer Indemnification:	For

We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

☐ Allow Special Interest Representation to Board (SP):	Against

☐ Require Board Independence:	For

We believe that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

☐ Require Key Board Committees to be Independent.	For

Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.

☐ Require a Separation of Chair and CEO or Require a	For
Lead Director:

☐ Approve Directors’ Fees:	For

☐ Approve Bonuses for Retiring Directors:	Case-by-Case

☐ Elect Supervisory Board/Corporate Assembly:	For

☐ Elect/Establish Board Committee:	For

☐ Adopt Shareholder Access/Majority Vote on Election of	Case-by-Case
Directors (SP):

We believe that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.

Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Management Compensation

	☐ Adopt/Amend Stock Option Plans:	Case-by-Case

	☐ Adopt/Amend Employee Stock Purchase Plans:	For

	☐ Approve/Amend Bonus Plans:	Case-by-Case

In the US, Bonus Plans are customarily presented for

shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

	☐Approve Remuneration Policy:	Case-by-Case

	☐ To approve compensation packages for named executive Officers:	Case-by-Case

	☐ To determine whether the compensation vote will occur every 1, 2 or 3 years:	Case-by-Case

Every 3 years, unless specific compensation concerns exist that would warrant an annual advisory vote

	☐ Exchange Underwater Options:	Case-by-Case

We may support value-neutral exchanges in which senior management is ineligible to participate.

	☐ Eliminate or Limit Severance Agreements (Golden Parachutes):	Case-by-Case

We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

	☐ To approve golden parachute arrangements in connection with certain corporate transactions:	Case-by-Case

	☐ Shareholder Approval of Future Severance Agreements	Case-by-Case
Covering Senior Executives (SP):

We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

	☐ Expense Future Stock Options (SP):	For

	☐ Shareholder Approval of All Stock Option Plans (SP):	For

	☐ Disclose All Executive Compensation (SP):	For

Reporting of Results

	☐ Approve Financial Statements:	For

	☐ Set Dividends and Allocate Profits:	For

	☐ Limit Non-Audit Services Provided by Auditors (SP):	Case-by-Case

We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

	☐ Ratify Selection of Auditors and Set Their Fees:	Case-by-Case

We will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

	☐ Elect Statutory Auditors:	Case-by-Case

	☐ Shareholder Approval of Auditors (SP):	For

Shareholder Voting Rights

	☐ Adopt Cumulative Voting (SP):	Against

We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

	☐ Shareholder Rights Plans	Case-by-Case

Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.

— We generally support plans that include:

— Shareholder approval requirement

— Sunset provision

—Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

	☐ Authorize Blank Check Preferred Stock:	Case-by-Case

We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

	☐ Eliminate Right to Call a Special Meeting:	Against

	☐ Increase Supermajority Vote Requirement:	Against

We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

	☐ Adopt Anti-Greenmail Provision:	For

	☐ Adopt Confidential Voting (SP):	Case-by-Case

We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

	☐ Remove Right to Act by Written Consent:	Against

Capital Structure	☐ Increase Authorized Common Stock:	Case-by-Case

We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.

	☐ Approve Merger or Acquisition:	Case-by-Case

	☐ Approve Technical Amendments to Charter:	Case-by-Case

	☐ Opt Out of State Takeover Statutes:	For

	☐ Authorize Share Repurchase:	For

	☐ Authorize Trade in Company Stock:	For

	☐ Approve Stock Splits:	Case-by-Case

We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

	☐ Approve Recapitalization/Restructuring:	Case-by-Case

	☐ Issue Stock with or without Preemptive Rights:	Case-by-Case

	☐ Issue Debt Instruments:	Case-by-Case

Social Issues	☐ Endorse the Ceres Principles (SP):	Case-by-Case

	☐ Disclose Political and PAC Gifts (SP):	Case-by-Case

We generally do not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.

	☐ Require Adoption of International Labor Organization’s	Case-by-Case
Fair Labor Principles (SP):

	☐ Report on Sustainability (SP):	Case-by-Case

Miscellaneous	☐ Approve Other Business:	Against

	☐ Approve Reincorporation:	Case-by-Case

	☐ Approve Third-Party Transactions:	Case-by-Case

Dated: December 14, 2010

PART C. OTHER INFORMATION

Item 28. EXHIBITS

(a)(1)	Agreement and Declaration of Trust, dated July 13, 1998/1/

(a)(2)	Amendment to the Agreement and Declaration of Trust, dated June 8, 1999/4/

(a)(3)	Amendment to the Agreement and Declaration of Trust, dated December 11, 2003/9/

(a)(4)	Amendment to the Agreement and Declaration of Trust, dated August 16, 2005/13/

(b)(1)	By-Laws, dated July 13, 1998/1/

(b)(2)	Amendment to By-Laws, dated May 15, 2003/13/

(b)(3)	Amendment to By-Laws, dated August 16, 2005/13/

(c)	The Agreement and Declaration of Trust and the Trust’s By-Laws, each as amended and filed as Exhibits (a) and (b) to this Registration Statement, are incorporated by reference herein.

(d)(1)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, Sun Capital Money Market Fund, Sun Capital Investment Grade Bond Fund and Sun Capital Global Real Estate Fund (formerly Sun Capital Real Estate Fund)/2/

(d)(2)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC WMC Blue Chip Mid Cap Fund (formerly SC Blue Chip Mid Cap Fund)/13/

(d)(3)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Wellington Management Company LLP, and Sun Capital Advisers Trust, on behalf of its series, SC WMC Blue Chip Mid Cap Fund (formerly SC Blue Chip Mid Cap Fund)/13/

(d)(4)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Davis Venture Value Fund/13/

(d)(5)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Davis Selected Advisers, L.P., and Sun Capital Advisers Trust, on behalf of its series, SC Davis Venture Value Fund/13/

(d)(6)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock Large Cap Index Fund (formerly Sun Capital All Cap Fund and SC Oppenheimer Large Cap Core Fund)/13/

(d)(7)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock Small Cap Index Fund (formerly SC Value Small Cap Fund and SC Oppenheimer Main Street Small Cap Fund)/13/

(d)(8)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC WMC Large Cap Growth Fund (formerly SC FI Large Cap Growth Fund)/14/

(d)(9)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Wellington Management Company and Sun Capital Advisers Trust, on behalf of its series, SC WMC Large Cap Growth Fund/20/

(d)(10)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Lord Abbett Growth & Income Fund/18/

(d)(11)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Lord, Abbett & Co. LLC and Sun Capital Advisers Trust, on behalf of its series, SC Lord Abbett Growth & Income Fund/18/

(d)(12)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Mid Cap Value Fund/18/

(d)(13)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Goldman Sachs Asset Management, L.P. and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Mid Cap Value Fund/18/

(d)(14)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Short Duration Fund/18/

(d)(15)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Goldman Sachs Asset Management, L.P. and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Short Duration Fund/18/

(d)(16)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO High Yield Fund/18/

(d)(17)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Pacific Investment Management Company LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO High Yield Fund/18/

(d)(18)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund/20/

(d)(19)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Ibbotson Associates, Inc and Sun Capital Advisers Trust, on behalf of its series, SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund, and SC Ibbotson Growth Fund/20/

(d)(20)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Columbia Small Cap Value Fund (formerly SC Dreman Small Cap Value Fund)/20/

(d)(21)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Columbia Management Investment Advisers, LLC, and Sun Capital Advisers Trust, on behalf of its series, SC Columbia Small Cap Value Fund/21/

(d)(22)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Invesco Small Cap Growth Fund (formerly SC AIM Small Cap Growth Fund)/20/

(d)(23)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Invesco Aim Advisors, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Invesco Small Cap Growth Fund/20/

(d)(24)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC AllianceBernstein International Value Fund/20/

(d)(25)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, AllianceBernstein L.P., and Sun Capital Advisers Trust, on behalf of its series, SC AllianceBernstein International Value Fund/20/

(d)(26)	Investment Advisory Agreement and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO Total Return Fund/20/

(d)(27)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Pacific Investment Management Company, LLC, and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO Total Return Fund/20/

(d)(28)	Investment Advisory Agreement and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock Inflation Protected Bond Fund/20/

(d)(29)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, BlackRock Financial Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock Inflation Protected Bond Fund/20/

(d)(30)	Amendment to Investment Advisory and Management Agreement by and among Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO High Yield Fund/20/

(d)(31)	Amendment to Investment Advisory and Management Agreement by and among Sun Capital Advisers LLC and Sun Capital Advisers Trust on behalf of its series, SC Goldman Sachs Short Duration Fund/20/

(d)(32)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, BlackRock Investment Management, LLC, and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock Small Cap Index Fund/22/

(d)(33)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, BlackRock Investment Management, LLC, and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock Large Cap Index Fund/22/

(d)(34)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock International Index Fund/22/

(d)(35)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, BlackRock Investment Management, LLC, and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock International Index Fund/22/

(d)(36)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Ibbotson Tactical Opportunities Fund/22/

(d)(37)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Ibbotson Associates, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Ibbotson Tactical Opportunities Fund/22/

(d)(38)	Amended and Restated Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock Large Cap Index Fund (formerly Sun Capital All Cap Fund and SC Oppenheimer Large Cap Core Fund)/22/

(d)(39)	Amended and Restated Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun

Capital Advisers Trust, on behalf of its series, SC BlackRock Small Cap Index Fund (formerly SC Value Small Cap Fund and SC Oppenheimer Main Street Small Cap Fund)/22/

(d)(40)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Massachusetts Financial Services Company, and Sun Capital Advisers Trust, on behalf of its series, Sun Capital Global Real Estate Fund/23/

(e)(1)	Underwriting Agreement/11/

(e)(2)	Amendment No. 1 to Underwriting Agreement/13/

(e)(3)	Amendment No. 2 to Underwriting Agreement/21/

(e)(4)	Amendment No. 3 to Underwriting Agreement/21/

(e)(5)	Amendment No. 4 to Underwriting Agreement/22/

(e)(6)	Amendment No. 5 to Underwriting Agreement/22/

(f)	Not Applicable

(g)(1)	Custody Agreement/3/

(h)(1)	Administration Agreement/3/

(h)(2)	Transfer Agency and Shareholder Service Agreement/3/

(h)(3)	Amended and Restated Expense Limitation Agreement/23/

(h)(4)	Servicing Agreement between Sun Life Assurance Company (U.S.) and Clarendon Insurance Agency, Inc./12/

(h)(5)	Amendment No. 1 to Servicing Agreement between Sun Life Assurance Company (U.S.) and Clarendon Insurance Agency, Inc./22/

(h)(6)	Servicing Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc./18/

(h)(7)	Amendment No. 1 to Servicing Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc./22/

(i)(1)	Opinion and Consent of Counsel dated November 4, 1998/2/

(i)(2)	Opinion and Consent of Counsel dated September 12, 2008/19/

(i)(3)	Opinion and Consent of Counsel dated November 10, 2010/22/

(i)(4)	Consent of Counsel dated April 27, 2012/*/

(j)	Consent of Independent Registered Accounting Firm/*/

(k)	Not Applicable

(l)(1)	Share Purchase Agreement for Money Market Fund/2/

(l)(2)	Share Purchase Agreement for Sun Capital Global Real Estate Fund (formerly Sun Capital Real Estate Fund)/2/

(l)(3)	Share Purchase Agreement for Sun Capital Investment Grade Bond Fund/2/

(m)	Revised Distribution and Service Plan Pursuant to Rule 12b-1 of the 1940 Act/22/

(n)	Plan Pursuant to Rule 18f-3 Under the 1940 Act/11/

(o)	Not Applicable

(p)(1)	Code of Ethics of Sun Capital Advisers Trust/23/

(p)(2)	Revised Code of Ethics of Sun Capital Advisers LLC/*/

(p)(3)	Code of Ethics of Wellington Management Company, LLP/10/

(p)(4)	Code of Ethics of Davis Selected Advisers, L.P./10/

(p)(5)	Code of Ethics of Lord, Abbett & Co. LLC/*/

(p)(6)	Code of Ethics of Goldman Sachs Asset Management, L.P./15/

(p)(7)	Code of Ethics of Pacific Investment Management Company LLC/15/

(p)(8)	Code of Ethics of Ibbotson Associates, Inc./20/

(p)(9)	Code of Ethics of Invesco Advisers, Inc./*/

(p)(10)	Code of Ethics of AllianceBernstein L.P./20/

(p)(11)	Code of Ethics of BlackRock Financial Management, Inc./20/

(p)(12)	Sun Capital Advisers LLC Code of Ethics for Non-Investment Executives/20/

(p)(13)	Code of Ethics of Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC)/21/

(p)(14)	Code of Ethics of BlackRock Investment Management, LLC/22/

(p)(15)	Code of Ethics of Massachusetts Financial Services Company/23/

(q)(1)	Power of Attorney (Castellano)/23/

(q)(2)	Power of Attorney (Donnelly)/23/

(q)(3)	Power of Attorney (Driscoll)/23/

(q)(4)	Power of Attorney (Searcy)/23/

(q)(5)	Power of Attorney (Metelitsa)/22/

(q)(6)	Power of Attorney (Davis)/23/

(q)(7)	Power of Attorney (Fox)/23/

(q)(8)	Power of Attorney (Kosel)/23/

/1/	Filed as an exhibit to Registrant’s Registration Statement on July 15, 1998 and incorporated by reference herein.
/2/	Filed as an exhibit to Pre-Effective Amendment No. 1 on November 5, 1998 and incorporated by reference herein.
/3/	Filed as an exhibit to Post-Effective Amendment No. 1 on April 27, 1999 and incorporated by reference herein.
/4/	Filed as an exhibit to Post-Effective Amendment No. 2 on June 17, 1999 and incorporated by reference herein.
/5/	Filed as an exhibit to Post-Effective Amendment No. 4 on February 16, 2000 and incorporated by reference herein.
/6/	Filed as an exhibit to Post-Effective Amendment No. 8 on November 30, 2001 and incorporated by reference herein.
/7/	Filed as an exhibit to Post-Effective Amendment No. 10 on April 30, 2003 and incorporated by reference herein.
/8/	Filed as an exhibit to Post-Effective Amendment No. 11 on November 23, 2003 and incorporated by reference herein.
/9/	Filed as an exhibit to Post-Effective Amendment No. 12 on April 29, 2004 and incorporated by reference herein.
/10/	Filed as an exhibit to Post-Effective Amendment No. 13 on February 28, 2005 and incorporated by reference herein.
/11/	Filed as an exhibit to Post-Effective Amendment No. 14 on April 29, 2005 and incorporated by reference herein.
/12/	Filed as an exhibit to Post-Effective Amendment No. 15 on February 15, 2006 and incorporated by reference herein.
/13/	Filed as an exhibit to Post-Effective Amendment No. 16 on April 28, 2006 and incorporated by reference herein.
/14/	Filed as an exhibit to Post-Effective Amendment No. 17 on April 30, 2007 and incorporated by reference herein.
/15/	Filed as an exhibit to Post-Effective Amendment No. 18 on July 2, 2007 and incorporated by reference herein.
/16/	Filed as an exhibit to Post-Effective Amendment No. 19 on September 17, 2007 and incorporated by reference herein.
/17/	Filed as an exhibit to Post-Effective Amendment No. 21 on April 28, 2008 and incorporated by reference herein.
/18/	Filed as an exhibit to Post-Effective Amendment No. 22 on June 27, 2008 and incorporated by reference herein.
/19/	Filed as an exhibit to Post-Effective Amendment No. 23 on September 12, 2008 and incorporated by reference herein.
/20/	Filed as an exhibit to Post-Effective Amendment No. 24 on February 27, 2009 and incorporated by reference herein.
/21/	Filed as an exhibit to Post-Effective Amendment No. 26 on April 30, 2010 and incorporated by reference herein.
/22/	Filed as an exhibit to Post-Effective Amendment No. 28 on November 12, 2010 and incorporated by reference herein.
/23/	Filed as an exhibit to Post-Effective Amendment No. 30 on April 28, 2011 and incorporated by reference herein.
/*/	Filed herewith.

Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

The Registrant was organized by Sun Life Assurance Company of Canada primarily to provide a funding vehicle for assets received by various separate accounts of Sun Life Assurance Company of Canada (U.S.) and its affiliated insurance companies. Shares held by these separate accounts will generally be voted as directed by the owners of variable contracts participating in these separate accounts.

Shares of the SC Ibbotson Tactical Opportunities Fund are offered and sold only to SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Conservative Fund, each a series of the Trust. Thus, at any one time, one or more of these three funds may own more than 25% of the outstanding shares of the Fund. As a result, one or more of these funds, and thus also Sun Capital Advisers LLC, might be considered to control this Fund. Shares of the fund will be voted by these funds in accordance with procedures approved by the Trustees of the Trust.

Item 30. INDEMNIFICATION

Except as noted below, there is no contract, arrangement or statute under which any trustee, officer, underwriter or affiliated person of the Registrant is indemnified in their capacity as such.

Under the Agreement and Declaration of Trust, dated July 13, 1998, as amended from time to time, establishing the Registrant as a Delaware statutory trust, Article IV, Section 3 provides indemnification for the Registrant's trustees and officers except that no trustee or officer will be indemnified against any liability to which the trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Registrant's trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such. Registrant’s independent trustees are also insured under an independent trustees liability insurance policy for certain liabilities incurred by reason of negligent errors and omissions committed in their capacities as such and not otherwise covered by the errors and omissions policy. Registrant and Registrant’s independent trustees may be entitled to indemnification from the adviser for liabilities related to certain liquidated funds of the Registrant, provided that such liabilities do not arise from the independent trustees’ willful malfeasance, bad faith, gross negligence or reckless disregard of their duties, and provided that such liabilities are not reimbursed by insurance.

Trustees and officers of the Registrant who are directors, officers or employees of the adviser may be entitled to indemnification in their capacities as directors, officers or employees of the adviser. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable.

Sun Capital Advisers LLC (the “investment adviser”) is indemnified against certain liabilities it may incur in its official capacity as investment adviser to certain subadvised series of the Registrant, including SC Davis Venture Value Fund, SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, SC WMC Large Cap Growth Fund, SC WMC Blue Chip Mid Cap Fund, SC Lord Abbett Growth & Income Fund, SC Goldman Sachs Mid Cap Value Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund, SC Ibbotson Conservative Fund, SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund, SC Columbia Small Cap Value Fund, SC Invesco Small Cap Growth Fund, SC AllianceBernstein International Value Fund, SC PIMCO Total Return Fund, SC BlackRock Inflation Protected Bond Fund, SC BlackRock International Index Fund, SC Ibbotson Tactical Opportunities Fund and Sun Capital Global Real Estate Fund (each, a “fund” and, collectively, the “funds,” except where explicitly noted otherwise), each as subadvised, respectively, by Davis Selected Advisers, L.P., BlackRock Investment Management, LLC, BlackRock Investment Management, LLC, Wellington Management Company, LLP, Wellington Management Company, LLP, Lord, Abbett & Co. LLC, Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management, L.P., Pacific Investment Management Company LLC, Ibbotson Associates, Inc., Ibbotson Associates, Inc., Ibbotson Associates, Inc., Columbia Management Investment Advisers, LLC, Invesco Advisers, Inc., AllianceBernstein L.P., Pacific Investment Management Company, LLC, BlackRock Financial Management, Inc., BlackRock Investment Management, LLC, Ibbotson Associates, Inc. and Massachusetts Financial Services Company (each, a “subadviser” and, collectively, the “subadvisers,” except where explicitly noted otherwise).

Each subadviser is similarly indemnified against certain liabilities it may incur in its official capacity as subadviser to a given fund. Such indemnification of a subadviser or the investment adviser is provided in the subadvisory agreement entered into on behalf of each fund, between its subadviser, the investment adviser, and the Registrant (each, a “subadvisory agreement,” and collectively, the “subadvisory agreements”). The general effect of these subadvisory agreements is described in the following paragraphs, with terms and conditions applicable to only certain funds noted as such.

Under the subadvisory agreements, a subadviser will not be liable for any loss sustained by reason of the adoption of any investment policy, and, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, a subadviser will not be liable for any act or omission including but not limited to such adoption, or the purchase, sale, or retention of any security on the recommendation of the subadviser, whether or not such recommendation shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made and such other individual, firm, or corporation shall have been selected, with due care and in good faith; but nothing herein contained will be construed to protect the subadviser against any liability to the investment adviser, the fund or its shareholders by reason of: (a) the subadviser’s causing the fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the fund’s prospectus or statement of additional information or any written guidelines or instruction provided in writing by the Registrant’s board of trustees or the investment adviser and, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, the receipt of which is acknowledged in writing by that subadviser; (b) the subadviser’s causing the fund to fail to satisfy the diversification requirements of § 817 (h) of Subchapter L of the Internal Revenue Code of 1986, as amended (the “Code”), or the diversification or source of income requirements of Subchapter M of the Code; or (c) the subadviser’s willful misfeasance, bad faith, or gross negligence or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund generally in the performance of its duties just described or its reckless disregard of its obligations and duties under the subadvisory agreement.

In addition, in regards to SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, notwithstanding the forgoing, the subadviser shall not be liable to the investment adviser, the fund or its shareholders for any losses that may be sustained as a result of delays or inaccuracy of information about the fund provided to the subadviser by or on behalf of the investment adviser or the fund’s custodian.

Under the subadvisory agreements, the subadviser will indemnify and hold harmless the investment adviser, its affiliated persons and the fund (collectively, the “indemnified persons”) to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by any indemnified person to the extent resulting, in whole or in part, from any of the subadviser’s acts or omissions specified in (a), (b) or (c) above, any breach of any duty or warranty in the subadvisory agreement by the subadviser, or, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, the subadviser’s causing the fund to be in violation of any applicable investment policy or restriction of the subadviser, provided, however, that nothing herein contained will provide indemnity to any indemnified person for liability resulting from its own willful misfeasance, bad faith, or gross negligence, or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, in the performance of its duties or reckless disregard of such duties (or, in regards to SC Columbia Small Cap Value Fund, in the performance of its obligations and duties or reckless disregard of such obligations and duties, or any breach of any duty or warranty under the subadvisory agreement or the investment advisory agreement).

Under the subadvisory agreements, the investment adviser shall indemnify and hold harmless the subadviser to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by the subadviser to the extent resulting, in whole or in part, from: (x) the investment adviser’s willful misfeasance, bad faith, or gross negligence, or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, generally in the performance of its duties in connection with the subadvisory agreement or its reckless disregard of its obligations and duties under the subadvisory agreement; and (y) any breach of any duty or warranty in the subadvisory agreement by the investment adviser or any inaccuracy of any representation by the investment adviser made in connection with the subadvisory agreement, and, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, (z) the subadviser's causing the fund to be in violation of any applicable federal or state law, rule or regulation or any applicable investment policy or restriction of the investment adviser, provided, however, that nothing herein contained will provide indemnity to the subadviser from liability resulting from its own willful misfeasance, bad faith, or gross negligence, or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, in the performance of its duties or reckless disregard of such duties (or, in regards to SC Columbia Small Cap Value Fund, in the performance of its obligations and duties or reckless disregard of such obligations and duties, or any breach of any duty or warranty under the subadvisory agreement or the investment advisory agreement).

Item 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

All of the information required by this item is set forth in the Forms ADV of the Registrant's investment adviser, Sun Capital Advisers LLC, (File No. 801-39938) and the subadvisers to certain of its series, Davis Selected Advisers, L.P. (File No. 801-31648), Goldman Sachs Asset Management, L.P. (File No. 801-37591), Lord, Abbett & Co. LLC (File No. 801-6997), Pacific Investment Management Company LLC (File No. 801-48187), Wellington

Management Company LLP (File No. 801-15908), Ibbotson Associates, Inc. (File No. 801-57505), Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) (File No. 801-25943), Invesco Advisers, Inc. (File No. 801-12313), AllianceBernstein L.P. (File No. 801-56720), BlackRock Financial Management, Inc. (File No. 801-48433), BlackRock Investment Management, LLC (File No. 801-56972), and Massachusetts Financial Services Company (File No. 801-17352).

Item 32. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, and D, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

(b) Name and Principal Business Address*	Position and Offices with Underwriter	Position and Offices with Registrant
Scott Davis	Director	Trustee
Ronald H. Friesen	Director	None.
Terrence J. Mullen	President and Director	None.
Matthew S. MacMillen	Tax Officer	None.
Michael S. Bloom	Secretary	None.
William T. Evers	Assistant Vice President and Senior Counsel	None.
Jane F. Jette	Financial/Operations Principal and Treasurer	None.
Kathleen T. Baron	Chief Compliance Officer	None.
Charles Subrt	Assistant Vice President, Compliance	Anti-Money Laundering Officer

*	The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c) Not applicable.

Item 33. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant and Sun Capital Advisers LLC, in whole or in part, at its principal executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, at the offices of Davis Selected Advisers, L.P. at 124 East Marcy Street, Sante Fe, New Mexico 87501, Goldman Sachs Asset Management, L.P. at 32 Old Slip, New York, NY 10005, Lord, Abbett & Co. LLC at 90 Hudson Street, Jersey City, NJ 07302-3973, Pacific Investment Management Company LLC at 840 Newport Center Drive, Newport Beach, CA 92660, Wellington Management Company LLP at 75 State Street, Boston, Massachusetts 02109, Ibbotson Associates, Inc. at 225 N. Michigan Avenue, Suite 700, Chicago, Illinois 60601-7676, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) at 100 Federal Street, Boston, MA 02110, Invesco Advisers, Inc. at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, AllianceBernstein L.P. at 1345 Avenue of the Americas, New York, New York 10105, BlackRock Financial Management, Inc. at 40 East 52nd Street, New York, New York 10022, and BlackRock Investment Management, LLC at 800 Scudders Mill Road, Plainsboro, NJ 08536, and Massachusetts Financial Services Company at 500 Boylston Street, Boston, Massachusetts 02116. Records relating to the duties of the Registrant's custodian and transfer agent are maintained by State Street Bank & Trust Company at 225 Franklin Street, Boston, Massachusetts 02110.

Item 34. MANAGEMENT SERVICES

Not applicable.

Item 35. UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment no. 32 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Wellesley, The Commonwealth of Massachusetts, on the 27th day of April, 2012. The Registrant represents this post-effective amendment no. 32 meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

SUN CAPITAL ADVISERS TRUST

By: /s/ John T. Donnelly
John T. Donnelly
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment no. 32 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ John T. Donnelly John T. Donnelly	President and Trustee	April 27, 2012

/s/ Lena Metelitsa Lena Metelitsa	Chief Financial Officer	April 27, 2012

Michael P. Castellano* Michael P. Castellano	Trustee

Scott M. Davis* Scott M. Davis	Trustee

Dawn-Marie Driscoll* Dawn-Marie Driscoll	Trustee

Keith R. Fox* Keith R. Fox	Trustee

Carol A. Kosel* Carol A. Kosel	Trustee

William N. Searcy* William N. Searcy	Trustee

*By: /s/ Lena Metelitsa Lena Metelitsa Power of Attorney		April 27, 2012

Exhibit Index

Exhibit Number	Cross Reference	Exhibit

1	(i)(4)	Consent of Counsel dated April 27, 2012

2	(j)	Consent of Independent Registered Accounting Firm

3	(p)(2)	Revised Code of Ethics of Sun Capital Advisers LLC

4	(p)(5)	Code of Ethics of Lord, Abbett & Co. LLC

5	(p)(9)	Code of Ethics of Invesco Advisers, Inc.